UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

John M. McCann, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant's telephone number, including area code: 704-595-1000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.0%

DIVERSIFIED REAL ESTATE ACTIVITIES - 0.3%
800,000		Hang Lung Group Ltd	$4,046,986
		TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES	4,046,986

DIVERSIFIED REITS - 5.1%
275,000		Duke Realty Corp	4,136,000
550,000		Retail Opportunities Investment Corp	8,096,000
1,800,000		Spirit Realty Capital, Inc	17,694,000
175,000		Vornado Realty Trust	15,538,250
325,000		WP Carey, Inc	19,938,750
		TOTAL DIVERSIFIED REITS	65,403,000

HOTELS, RESORTS & CRUISE LINES - 0.5%
400,000	*	Orient-Express Hotels Ltd (Class A)	6,044,000
		TOTAL HOTELS, RESORTS & CRUISE LINES	6,044,000

INDUSTRIAL REITS - 7.4%
240,000		EastGroup Properties, Inc	13,903,200
325,000		First Industrial Realty Trust, Inc	5,671,250
1,750,000		Prologis, Inc	64,662,500
250,000		STAG Industrial, Inc	5,097,500
300,000		Terreno Realty Corp	5,310,000
		TOTAL INDUSTRIAL REITS	94,644,450

MORTGAGE REITS - 0.6%
250,000		NorthStar Realty Finance Corp	3,362,500
150,000		Starwood Property Trust, Inc	4,155,000
		TOTAL MORTGAGE REITS	7,517,500

OFFICE REITS - 10.9%
500,000		Boston Properties, Inc	50,185,000
200,000		Digital Realty Trust, Inc	9,824,000
300,000		HRPT Properties Trust	6,993,000
220,000		Kilroy Realty Corp	11,039,600
1,300,000		Parkway Properties, Inc	25,077,000
400,000		SL Green Realty Corp	36,952,000
		TOTAL OFFICE REITS	140,070,600

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,b,g,m	People’s Choice Financial Corp	0
		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0
1

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
PUBLISHING - 0.3%
100,000		Rightmove plc	$4,541,454
		TOTAL PUBLISHING	4,541,454

REAL ESTATE OPERATING COMPANIES - 0.2%
100,000		Altisource Residential Corp	3,011,000
		TOTAL REAL ESTATE OPERATING COMPANIES	3,011,000

REAL ESTATE SERVICES - 1.1%
275,000		Kennedy-Wilson Holdings, Inc	6,118,750
150,000	*	Realogy Holdings Corp	7,420,500
		TOTAL REAL ESTATE SERVICES	13,539,250

RESIDENTIAL REITS - 16.6%
200,000		American Campus Communities, Inc	6,442,000
450,000		American Homes 4 Rent	7,290,000
525,000		AvalonBay Communities, Inc	62,070,750
125,000		BRE Properties, Inc (Class A)	6,838,750
1,350,000		Education Realty Trust, Inc	11,907,000
350,000		Equity Lifestyle Properties, Inc	12,680,500
1,200,000		Equity Residential	62,244,000
125,000		Essex Property Trust, Inc	17,938,750
100,000		Home Properties, Inc	5,362,000
250,000		Post Properties, Inc	11,307,500
200,000		Sun Communities, Inc	8,528,000
		TOTAL RESIDENTIAL REITS	212,609,250

RETAIL REITS - 22.5%
700,000		Cole Real Estate Investment, Inc	9,828,000
1,400,000		DDR Corp	21,518,000
550,000		Equity One, Inc	12,342,000
200,000		Federal Realty Investment Trust	20,282,000
2,650,000		General Growth Properties, Inc	53,185,500
150,000		Pennsylvania Real Estate Investment Trust	2,847,000
200,000		Regency Centers Corp	9,260,000
1,050,000		Simon Property Group, Inc	159,768,000
		TOTAL RETAIL REITS	289,030,500

SECURITY & ALARM SERVICES - 1.1%
450,000		Corrections Corp of America	14,431,500
		TOTAL SECURITY & ALARM SERVICES	14,431,500

SPECIALIZED REITS - 31.4%
1,000,000		American Tower Corp	79,820,000
500,000		CubeSmart	7,970,000
475,000		Extra Space Storage, Inc	20,011,750
75,000	*	Gaming and Leisure Properties, Inc	3,810,750
1,000,000		HCP, Inc	36,320,000
525,000		Health Care REIT, Inc	28,124,250
550,000		Healthcare Realty Trust, Inc	11,720,500
1,350,000		Host Marriott Corp	26,244,000
325,000		Plum Creek Timber Co, Inc	15,115,750
325,000		Potlatch Corp	13,565,500
2

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY			VALUE
375,000		Public Storage, Inc			$56,445,000
275,000		Rayonier, Inc			11,577,500
500,000		RLJ Lodging Trust			12,160,000
1,800,000	*	Strategic Hotels & Resorts, Inc			17,010,000
1,000,000		Sunstone Hotel Investors, Inc			13,400,000
700,000		Ventas, Inc			40,096,000
300,000		Weyerhaeuser Co			9,471,000
		TOTAL SPECIALIZED REITS			402,862,000

		TOTAL COMMON STOCKS			1,257,751,490
		(Cost $1,112,007,748)

PRINCIPAL		ISSUER	RATE	MATURITY DATE
SHORT-TERM INVESTMENTS - 0.6%

TREASURY DEBT - 0.6%
$8,000,000		United States Treasury Bill	0.053%	03/13/14	7,999,376
					7,999,376

		TOTAL SHORT-TERM INVESTMENTS			7,999,376
		(Cost $7,999,164)

		TOTAL INVESTMENTS - 98.6%			1,265,750,866
		(Cost $1,120,006,912)
		OTHER ASSETS & LIABILITIES, NET - 1.4%			17,817,486
		NET ASSETS - 100.0%			$1,283,568,352

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $0 or 0% of net assets.
m	Indicates a security that has been deemed illiquid.
3

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.3%

CAPITAL GOODS - 0.1%
$2,487,500	i	Apex Tool Group LLC	4.500%	01/31/20	$2,496,206
		TOTAL CAPITAL GOODS			2,496,206

CONSUMER SERVICES - 0.1%
2,050,000	i	ARAMARK Corp	4.000	09/07/19	2,061,952
		TOTAL CONSUMER SERVICES			2,061,952

MEDIA - 0.1%
744,375	i	Univision Communications, Inc	4.000	03/01/20	747,166
1,113,750	i	Windstream Corp	3.500	01/23/20	1,114,452
		TOTAL MEDIA			1,861,618

		TOTAL BANK LOAN OBLIGATIONS			6,419,776
		(Cost $6,395,391)

BONDS - 95.8%

CORPORATE BONDS - 38.1%

AUTOMOBILES & COMPONENTS - 0.0%
745,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	775,777
		TOTAL AUTOMOBILES & COMPONENTS			775,777

BANKS - 4.0%
2,840,000	g	Banco de Credito del Peru	5.375	09/16/20	2,953,600
1,000,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,017,500
600,000	g	Banco del Estado de Chile	3.875	02/08/22	585,676
900,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	848,250
1,635,000		Bancolombia S.A.	5.950	06/03/21	1,700,400
2,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	2,029,962
650,000		BB&T Corp	2.050	06/19/18	643,523
3,750,000		BDO Unibank, Inc	4.500	02/16/17	3,890,625
1,200,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,220,089
2,000,000	g	Caixa Economica Federal	2.375	11/06/17	1,857,500
1,500,000	g	Caixa Economica Federal	4.500	10/03/18	1,490,250
1,068,000		Capital One Bank USA NA	3.375	02/15/23	992,898
825,000		Capital One Financial Corp	1.000	11/06/15	824,640
2,050,000		Citigroup, Inc	1.300	11/15/16	2,042,848
2,000,000		Citigroup, Inc	2.500	09/26/18	2,010,094
1,500,000		Citigroup, Inc	3.875	10/25/23	1,474,587
1,925,000		Citigroup, Inc	6.675	09/13/43	2,214,959
900,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	888,859
4

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,750,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875%	02/08/22	$1,759,539
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	363,371
1,250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	1,258,773
3,400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	3,604,292
1,450,000	g	HSBC Bank plc	1.500	05/15/18	1,415,882
1,320,000	g	HSBC Bank plc	4.125	08/12/20	1,396,677
550,000		HSBC Holdings plc	4.000	03/30/22	565,317
675,000		HSBC Holdings plc	6.500	09/15/37	798,347
2,000,000	g	Hutchison Whampoa International 11 Ltd	4.625	01/13/22	2,042,922
895,000		JPMorgan Chase & Co	5.125	09/15/14	922,094
4,500,000		JPMorgan Chase & Co	5.400	01/06/42	4,844,498
750,000	i	JPMorgan Chase & Co	5.150	12/30/49	673,125
470,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	485,275
2,950,000	g	PKO Finance AB	4.630	09/26/22	2,936,725
700,000		PNC Bank NA	2.700	11/01/22	634,527
3,050,000		PNC Bank NA	2.950	01/30/23	2,806,958
1,255,000		PNC Funding Corp	5.125	02/08/20	1,409,563
835,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,105,331
2,200,000		Royal Bank of Canada	2.200	07/27/18	2,208,934
1,500,000	g	State Bank of India	3.250	04/18/18	1,452,075
560,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	579,074
310,000		Toronto-Dominion Bank	2.500	07/14/16	321,555
1,525,000	g	Turkiye Halk Bankasi AS.	3.875	02/05/20	1,334,223
1,600,000	g	Turkiye Is Bankasi	3.750	10/10/18	1,487,200
500,000	g	Turkiye Is Bankasi	5.500	04/21/19	494,600
1,750,000		Union Bank NA	2.125	06/16/17	1,758,064
1,550,000		UnionBanCal Corp	3.500	06/18/22	1,520,378
2,500,000		US Bancorp	1.650	05/15/17	2,505,255
950,000		US Bancorp	2.950	07/15/22	882,670
4,650,000		Wells Fargo & Co	1.500	07/01/15	4,715,388
2,000,000		Wells Fargo & Co	1.500	01/16/18	1,987,080
1,925,000		Wells Fargo & Co	2.150	01/15/19	1,918,971
2,825,000		Wells Fargo & Co	5.375	11/02/43	2,892,817
1,534,000	g	Wells Fargo & Co	5.606	01/15/44	1,593,346
2,145,000		Westpac Banking Corp	3.000	08/04/15	2,228,434
		TOTAL BANKS			87,589,540

CAPITAL GOODS - 0.9%
3,125,000		Caterpillar, Inc	1.500	06/26/17	3,109,853
2,725,000		Crown Americas LLC	4.500	01/15/23	2,547,875
1,250,000	g	EADS Finance BV	2.700	04/17/23	1,146,352
1,950,000		Eaton Corp	1.500	11/02/17	1,911,647
675,000		Eaton Corp	4.000	11/02/32	619,927
725,000	g	Schaeffler Finance BV	4.750	05/15/21	723,188
3,700,000	g	Seagate HDD Cayman	4.750	06/01/23	3,459,500
1,468,000	g	Sealed Air Corp	8.125	09/15/19	1,647,830
1,468,000	g	Sealed Air Corp	8.375	09/15/21	1,666,180
845,000	g	Sealed Air Corp	5.250	04/01/23	821,763
1,975,000		United Technologies Corp	1.800	06/01/17	2,005,443
1,050,000		United Technologies Corp	4.500	06/01/42	1,019,641
		TOTAL CAPITAL GOODS			20,679,199
5

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
$250,000	g	ADT Corp	6.250%	10/15/21	$262,500
1,495,000		Republic Services, Inc	3.800	05/15/18	1,583,404
2,400,000		Republic Services, Inc	3.550	06/01/22	2,314,162
1,500,000		Waste Management, Inc	2.600	09/01/16	1,548,256
5,300,000		Waste Management, Inc	2.900	09/15/22	4,909,830
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			10,618,152

CONSUMER DURABLES & APPAREL - 0.8%
5,000,000		DR Horton, Inc	5.750	08/15/23	5,087,500
1,500,000		DR Horton, Inc	3.625	02/15/18	1,522,500
2,870,000		Hanesbrands, Inc	6.375	12/15/20	3,135,475
1,670,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,839,088
4,600,000		PVH Corp	4.500	12/15/22	4,358,500
500,000		Whirlpool Corp	3.700	03/01/23	477,980
		TOTAL CONSUMER DURABLES & APPAREL			16,421,043

CONSUMER SERVICES - 0.4%
900,000		Ameristar Casinos, Inc	7.500	04/15/21	976,500
775,000	g	ARAMARK Corp	5.750	03/15/20	809,875
1,350,000		DineEquity, Inc	9.500	10/30/18	1,498,500
425,000	g	GLP Capital LP	4.375	11/01/18	434,563
1,775,000	g	SABMiller Holdings, Inc	3.750	01/15/22	1,781,621
1,250,000	g	SABMiller Holdings, Inc	4.950	01/15/42	1,241,561
1,000,000		Walt Disney Co	0.450	12/01/15	998,977
		TOTAL CONSUMER SERVICES			7,741,597

DIVERSIFIED FINANCIALS - 5.0%
1,190,000	g	Abbey National Treasury Services plc	3.875	11/10/14	1,222,494
750,000		Abbey National Treasury Services plc	4.000	04/27/16	796,345
2,000,000	g	Ajecorp BV	6.500	05/14/22	1,985,000
1,500,000		American Express Centurion Bank	6.000	09/13/17	1,720,905
1,575,000		American Express Co	2.650	12/02/22	1,461,087
4,975,000		American Express Credit Corp	1.300	07/29/16	5,013,497
4,750,000		American Express Credit Corp	2.125	07/27/18	4,757,975
1,490,000	g	Bangkok Bank PCL	4.800	10/18/20	1,537,305
1,690,000		Bank of America Corp	5.300	03/15/17	1,862,755
1,125,000		Bank of America Corp	6.000	09/01/17	1,284,516
6,700,000		Bank of America Corp	4.100	07/24/23	6,728,428
2,150,000		Bank of America Corp	5.875	02/07/42	2,458,934
1,250,000		Bank of New York Mellon Corp	1.200	02/20/15	1,259,601
1,200,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,213,004
580,000		Bank of New York Mellon Corp	5.450	05/15/19	658,979
1,950,000	g	BBVA Bancomer S.A.	4.500	03/10/16	2,067,000
1,125,000		BlackRock, Inc	3.500	12/10/14	1,157,876
1,400,000		BlackRock, Inc	4.250	05/24/21	1,481,313
4,600,000		Capital One Financial Corp	4.750	07/15/21	4,891,405
1,500,000		Citigroup, Inc	2.250	08/07/15	1,531,167
300,000		Citigroup, Inc	4.950	11/07/43	298,826
1,615,000		Citigroup, Inc	5.000	09/15/14	1,661,003
4,225,000		Citigroup, Inc	3.500	05/15/23	3,936,817
2,075,000		Export-Import Bank of Korea	2.875	09/17/18	2,099,510
6

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,600,000		Ford Motor Credit Co LLC	4.250%	02/03/17	$1,721,229
2,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	2,598,295
800,000		Ford Motor Credit Co LLC	6.625	08/15/17	926,746
3,375,000		Ford Motor Credit Co LLC	4.375	08/06/23	3,393,087
2,425,000		General Electric Capital Corp	3.100	01/09/23	2,300,738
810,000		General Electric Capital Corp	6.875	01/10/39	1,041,333
1,750,000	g	General Motors Financial Co, Inc	2.750	05/15/16	1,771,875
3,960,000		Goldman Sachs Group, Inc	3.300	05/03/15	4,080,095
135,000		Goldman Sachs Group, Inc	6.450	05/01/36	144,574
335,000		Goldman Sachs Group, Inc	6.750	10/01/37	372,703
1,500,000		Goldman Sachs Group, Inc	6.250	02/01/41	1,728,600
448,000	g	Hyundai Capital America, Inc	3.750	04/06/16	469,226
600,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	638,351
400,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	413,505
575,000	g	International Lease Finance Corp	6.500	09/01/14	594,406
4,850,000		International Lease Finance Corp	5.875	08/15/22	4,837,875
1,020,000	g	Inversiones CMPC S.A.	4.375	05/15/23	950,575
1,975,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,221,994
1,565,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,804,298
1,175,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,389,282
3,600,000		Morgan Stanley	1.750	02/25/16	3,648,330
1,525,000		Morgan Stanley	4.100	05/22/23	1,475,820
750,000		Morgan Stanley	5.000	11/24/25	752,243
2,000,000		Morgan Stanley	6.375	07/24/42	2,342,562
565,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	764,097
900,000	g	Odebrecht Finance Ltd	7.125	06/26/42	831,375
550,000	g	Perrigo Co Ltd	4.000	11/15/23	539,602
650,000	g	Perrigo Co Ltd	5.300	11/15/43	638,004
925,000		State Street Corp	4.300	05/30/14	939,856
1,400,000		State Street Corp	3.100	05/15/23	1,301,730
1,025,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	1,029,553
1,075,000		SunTrust Bank	2.750	05/01/23	974,677
2,850,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,564,558
1,250,000		Toyota Motor Credit Corp	2.050	01/12/17	1,277,490
1,475,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	1,381,338
1,400,000	g	UBS AG.	1.875	01/23/15	1,419,600
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,498,074
350,000		Waha Aerospace BV	3.925	07/28/20	367,500
647,500	g	Waha Aerospace BV	3.925	07/28/20	679,875
		TOTAL DIVERSIFIED FINANCIALS			110,910,813

ENERGY - 4.2%
1,275,000		Anadarko Petroleum Corp	5.950	09/15/16	1,420,433
365,000		Anadarko Petroleum Corp	6.950	06/15/19	434,434
625,000		Apache Corp	1.750	04/15/17	626,264
1,320,000		Apache Corp	4.750	04/15/43	1,280,329
3,375,000		Ashland, Inc	3.875	04/15/18	3,417,187
1,500,000		Ashland, Inc	4.750	08/15/22	1,425,000
400,000		Baker Hughes, Inc	3.200	08/15/21	397,162
3,050,000		BP Capital Markets plc	1.375	05/10/18	2,960,174
3,500,000		Chevron Corp	2.355	12/05/22	3,183,558
1,540,000		Cimarex Energy Co	5.875	05/01/22	1,628,550
7

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000		Cloud Peak Energy Resources LLC	8.250%	12/15/17	$1,565,625
1,875,000		Concho Resources, Inc	5.500	04/01/23	1,931,250
1,140,000		ConocoPhillips	6.500	02/01/39	1,429,579
2,875,000		Devon Energy Corp	1.875	05/15/17	2,895,941
500,000		Devon Energy Corp	5.600	07/15/41	521,050
725,000		Devon Energy Corp	4.750	05/15/42	672,300
1,100,000		Ecopetrol S.A.	4.250	09/18/18	1,160,500
625,000		Ecopetrol S.A.	5.875	09/18/23	659,375
3,875,000	g	EDC Finance Ltd	4.875	04/17/20	3,763,594
990,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,089,672
480,000		Enbridge Energy Partners LP	5.200	03/15/20	515,254
335,000		Enterprise Products Operating LLC	5.600	10/15/14	348,111
170,000		Enterprise Products Operating LLC	5.000	03/01/15	178,064
1,500,000		Enterprise Products Operating LLC	4.850	03/15/44	1,410,602
675,000		EOG Resources, Inc	2.625	03/15/23	614,094
1,000,000	g	Gazprom Neft OAO	4.375	09/19/22	916,250
1,450,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	1,539,175
1,295,000		Hess Corp	5.600	02/15/41	1,349,540
2,850,000	g	Indo Energy Finance II BV	6.375	01/24/23	2,344,125
1,200,000		Marathon Petroleum Corp	3.500	03/01/16	1,253,065
1,200,000		Newfield Exploration Co	5.750	01/30/22	1,236,000
400,000		Newfield Exploration Co	5.625	07/01/24	398,000
1,400,000		Noble Energy, Inc	5.250	11/15/43	1,398,856
500,000		Noble Holding International Ltd	3.450	08/01/15	518,455
1,320,000		Noble Holding International Ltd	4.900	08/01/20	1,393,092
1,800,000		Noble Holding International Ltd	3.950	03/15/22	1,759,709
1,400,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,410,500
365,000		Pemex Project Funding Master Trust	5.750	03/01/18	406,975
650,000		Pemex Project Funding Master Trust	6.625	06/15/35	684,125
750,000	g	Pertamina Persero PT	4.300	05/20/23	652,500
1,500,000	g	Pertamina PT	5.250	05/23/21	1,443,750
1,350,000	i	Petrobras Global Finance BV	1.857	05/20/16	1,346,625
1,500,000	i	Petrobras Global Finance BV	2.384	01/15/19	1,470,000
1,640,000		Petrobras International Finance Co	3.875	01/27/16	1,688,318
1,800,000		Petrobras International Finance Co	3.500	02/06/17	1,816,472
1,210,000		Petrobras International Finance Co	7.875	03/15/19	1,370,618
925,000		Petroleos Mexicanos	4.875	03/15/15	968,475
1,875,000		Petroleos Mexicanos	3.500	07/18/18	1,924,219
170,000		Petroleos Mexicanos	8.000	05/03/19	205,700
925,000		Petroleos Mexicanos	6.000	03/05/20	1,027,675
735,000		Petroleos Mexicanos	5.500	01/21/21	790,125
1,175,000		Petroleos Mexicanos	3.500	01/30/23	1,076,594
1,175,000		Petroleos Mexicanos	5.500	06/27/44	1,072,188
1,315,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,647,038
1,400,000		Phillips 66	1.950	03/05/15	1,419,502
2,500,000		Plains Exploration & Production Co	6.500	11/15/20	2,760,950
625,000		Precision Drilling Corp	6.500	12/15/21	665,625
1,500,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,523,319
675,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	719,307
400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	405,000
1,000,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	917,500
1,325,000	g	Schlumberger Investment S.A.	2.400	08/01/22	1,214,400
8

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Shell International Finance BV	4.550%	08/12/43	$877,809
415,000		Statoil ASA	2.900	10/15/14	423,359
675,000		Statoil ASA	1.200	01/17/18	658,874
1,700,000		Statoil ASA	2.450	01/17/23	1,549,572
1,325,000		Total Capital Canada Ltd	1.450	01/15/18	1,309,907
2,000,000		Total Capital International S.A.	1.500	02/17/17	2,003,654
1,915,000		TransCanada Pipelines Ltd	7.690	06/30/16	2,197,512
660,000		TransCanada Pipelines Ltd	5.850	03/15/36	718,347
700,000		Vale Overseas Ltd	4.375	01/11/22	680,115
480,000		Vale Overseas Ltd	6.875	11/21/36	495,721
515,000		Valero Energy Corp	4.500	02/01/15	535,440
1,500,000		WPX Energy, Inc	6.000	01/15/22	1,500,000
		TOTAL ENERGY			93,212,179

FOOD & STAPLES RETAILING - 0.2%
500,000		CVS Caremark Corp	3.250	05/18/15	516,828
1,375,000		CVS Caremark Corp	4.000	12/05/23	1,372,090
950,000		CVS Caremark Corp	5.300	12/05/43	982,455
2,500,000		Ingles Markets, Inc	5.750	06/15/23	2,450,000
		TOTAL FOOD & STAPLES RETAILING			5,321,373

FOOD, BEVERAGE & TOBACCO - 1.1%
2,500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	2,602,500
2,500,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,494,750
1,450,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,341,204
325,000		Campbell Soup Co	2.500	08/02/22	286,704
4,225,000		Coca-Cola Co	3.200	11/01/23	4,063,694
675,000		ConAgra Foods, Inc	1.300	01/25/16	676,170
350,000	g	Corp Lindley S.A.	6.750	11/23/21	369,250
1,600,000		Diageo Capital plc	2.625	04/29/23	1,458,762
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,003,310
1,150,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	1,016,210
650,000		General Mills, Inc	5.200	03/17/15	685,339
750,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	776,099
2,380,000	g	Grupo Bimbo SAB de C.V.	4.500	01/25/22	2,359,984
1,060,000		Kraft Foods, Inc	6.500	02/09/40	1,266,701
105,000		PepsiAmericas, Inc	4.375	02/15/14	105,482
78,000		PepsiCo, Inc	7.900	11/01/18	97,498
1,475,000	g	Pernod Ricard S.A.	4.250	07/15/22	1,471,243
468,000	g	Pernod-Ricard S.A.	5.750	04/07/21	515,861
200,000		Philip Morris International, Inc	6.375	05/16/38	237,057
1,400,000		TreeHouse Foods, Inc	7.750	03/01/18	1,466,500
		TOTAL FOOD, BEVERAGE & TOBACCO			24,294,318

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,450,000		Baxter International, Inc	3.200	06/15/23	1,385,256
600,000		Becton Dickinson & Co	1.750	11/08/16	611,162
1,500,000		Covidien International Finance S.A.	1.350	05/29/15	1,511,004
750,000		Covidien International Finance S.A.	3.200	06/15/22	723,214
825,000		Edwards Lifesciences Corp	2.875	10/15/18	820,185
6,405,000		Express Scripts Holding Co	2.100	02/12/15	6,497,828
1,775,000		Express Scripts Holding Co	3.900	02/15/22	1,776,686
9

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g	Fresenius Medical Care II	5.625%	07/31/19	$1,080,000
3,600,000		HCA, Inc	6.500	02/15/20	3,955,500
750,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	735,742
525,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	520,113
700,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	693,349
1,375,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,390,366
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			21,700,405

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
1,000,000		Clorox Co	3.800	11/15/21	1,006,346
1,950,000		Colgate-Palmolive Co	2.300	05/03/22	1,787,974
800,000		Ecolab, Inc	1.450	12/08/17	781,777
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,576,097

INSURANCE - 2.7%
565,000		ACE INA Holdings, Inc	5.875	06/15/14	578,830
750,000		Aetna, Inc	1.500	11/15/17	738,969
310,000		Aetna, Inc	6.500	09/15/18	365,160
285,000		Aetna, Inc	6.625	06/15/36	340,769
1,225,000		Allstate Corp	3.150	06/15/23	1,161,721
1,225,000		Allstate Corp	4.500	06/15/43	1,159,063
1,525,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	1,490,206
4,750,000	g,i	Caelus Re Ltd	5.316	03/07/16	4,815,550
500,000		Chubb Corp	6.000	05/11/37	584,077
235,000		CIGNA Corp	5.125	06/15/20	260,650
2,000,000		CIGNA Corp	4.500	03/15/21	2,125,472
4,925,000	g	Five Corners Funding Trust	4.419	11/15/23	4,854,681
1,125,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,168,755
1,300,000		Hartford Financial Services Group, Inc	4.000	10/15/17	1,382,707
1,275,000		Lincoln National Corp	7.000	06/15/40	1,597,413
175,000	g	MetLife Institutional Funding II	1.625	04/02/15	176,976
1,125,000		MetLife, Inc	6.750	06/01/16	1,279,160
4,700,000		MetLife, Inc	4.368	09/15/23	4,798,164
1,655,000		MetLife, Inc	5.700	06/15/35	1,807,495
1,000,000		MetLife, Inc	4.125	08/13/42	869,625
450,000		Principal Financial Group, Inc	1.850	11/15/17	445,930
1,500,000		Progressive Corp	3.750	08/23/21	1,529,362
750,000		Prudential Financial, Inc	3.875	01/14/15	775,324
325,000		Prudential Financial, Inc	2.300	08/15/18	323,075
630,000		Prudential Financial, Inc	7.375	06/15/19	773,443
1,075,000		Prudential Financial, Inc	5.400	06/13/35	1,110,335
1,375,000		Prudential Financial, Inc	5.100	08/15/43	1,365,590
5,750,000	i	Prudential Financial, Inc	5.200	03/15/44	5,563,125
1,190,000	g	Prudential Funding LLC	6.750	09/15/23	1,429,026
525,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	483,419
1,325,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	1,138,627
615,000		Travelers Cos, Inc	5.800	05/15/18	708,450
1,450,000		UnitedHealth Group, Inc	0.850	10/15/15	1,455,804
1,100,000		UnitedHealth Group, Inc	1.400	10/15/17	1,086,111
1,375,000		UnitedHealth Group, Inc	3.950	10/15/42	1,166,088
3,000,000		WellPoint, Inc	3.125	05/15/22	2,813,637
1,500,000		WellPoint, Inc	4.625	05/15/42	1,386,321
10

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,350,000		Willis Group Holdings plc	4.125%	03/15/16	$3,507,229
410,000		WR Berkley Corp	5.375	09/15/20	441,430
		TOTAL INSURANCE			59,057,769

MATERIALS - 1.9%
170,000		Airgas, Inc	4.500	09/15/14	174,400
310,000		ArcelorMittal	4.250	08/05/15	320,850
750,000		ArcelorMittal	5.000	02/25/17	804,375
468,000		Ball Corp	6.750	09/15/20	508,950
4,800,000		Ball Corp	4.000	11/15/23	4,296,000
1,850,000		Barrick North America Finance LLC	4.400	05/30/21	1,781,265
800,000		Corning, Inc	1.450	11/15/17	788,516
1,475,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	1,474,435
1,650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.875	11/03/21	1,613,824
650,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.000	07/17/22	584,685
1,793,000		Crown Americas LLC	6.250	02/01/21	1,945,405
335,000		Eastman Chemical Co	5.500	11/15/19	369,007
1,950,000		Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	1,945,236
500,000	g	Fresnillo plc	5.500	11/13/23	485,000
2,500,000	g	Glencore Funding LLC	2.500	01/15/19	2,420,795
6,000,000		International Paper Co	4.750	02/15/22	6,290,526
530,000		International Paper Co	7.300	11/15/39	654,403
1,000,000		LyondellBasell Industries NV	5.000	04/15/19	1,110,621
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	514,589
1,740,000		Rio Tinto Finance USA plc	2.250	12/14/18	1,731,415
3,045,000		Rock Tenn Co	3.500	03/01/20	2,995,010
1,000,000		Rosetta Resources, Inc	5.625	05/01/21	997,500
2,650,000		Sherwin-Williams Co	1.350	12/15/17	2,580,334
875,000		Teck Resources Ltd	2.500	02/01/18	880,283
1,925,000		Teck Resources Ltd	3.750	02/01/23	1,794,343
275,000		Teck Resources Ltd	6.000	08/15/40	262,864
500,000		Teck Resources Ltd	5.200	03/01/42	441,299
1,550,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	1,363,845
		TOTAL MATERIALS			41,129,775

MEDIA - 2.5%
1,450,000		Cinemark USA, Inc	4.875	06/01/23	1,363,000
7,075,000		Comcast Corp	4.250	01/15/33	6,572,102
1,150,000		DIRECTV Holdings LLC	2.400	03/15/17	1,170,768
3,000,000		DIRECTV Holdings LLC	3.800	03/15/22	2,881,908
1,200,000		Discovery Communications LLC	3.300	05/15/22	1,136,158
1,275,000		Discovery Communications LLC	4.875	04/01/43	1,176,175
1,050,000		DISH DBS Corp	4.250	04/01/18	1,071,000
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,040,000
1,800,000		Grupo Televisa S.A.	6.000	05/15/18	2,004,874
5,500,000		Lamar Media Corp	7.875	04/15/18	5,809,375
1,375,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	1,342,910
1,475,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	1,442,814
1,175,000		NBC Universal Media LLC	2.875	01/15/23	1,087,787
4,500,000		News America, Inc	3.000	09/15/22	4,230,238
110,000		News America, Inc	7.625	11/30/28	136,438
85,000		News America, Inc	6.550	03/15/33	96,642
11

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$730,000		News America, Inc	6.650%	11/15/37	$852,101
600,000		News America, Inc	6.900	08/15/39	715,110
965,000		Nielsen Finance LLC	7.750	10/15/18	1,042,200
1,000,000		Nielsen Finance LLC	4.500	10/01/20	972,500
3,100,000		Time Warner Cable, Inc	8.250	04/01/19	3,631,665
250,000		Time Warner Cable, Inc	4.500	09/15/42	189,391
960,000		Time Warner, Inc	3.150	07/15/15	994,552
4,000,000		Time Warner, Inc	4.700	01/15/21	4,246,748
565,000		Time Warner, Inc	6.500	11/15/36	638,379
525,000		Time Warner, Inc	4.900	06/15/42	498,378
2,200,000	g	Univision Communications, Inc	5.125	05/15/23	2,197,250
2,450,000		Viacom, Inc	1.250	02/27/15	2,462,201
1,585,000		Viacom, Inc	2.500	12/15/16	1,639,190
1,500,000		Viacom, Inc	5.850	09/01/43	1,576,833
		TOTAL MEDIA			54,218,687

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,904,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	2,037,280
480,000		Life Technologies Corp	3.500	01/15/16	499,993
1,450,000		Mead Johnson Nutrition Co	5.900	11/01/39	1,561,908
1,425,000		Mylan, Inc	2.550	03/28/19	1,410,778
1,828,000	g	Mylan, Inc	7.875	07/15/20	2,068,459
1,350,000		NBTY, Inc	9.000	10/01/18	1,479,938
1,300,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	1,369,875
875,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	879,375
650,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	643,221
875,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	816,129
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			12,766,956

REAL ESTATE - 1.1%
345,000		AMB Property LP	4.500	08/15/17	372,607
630,000		Camden Property Trust	4.625	06/15/21	660,291
1,650,000		Camden Property Trust	2.950	12/15/22	1,491,006
1,000,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	971,689
2,000,000		Developers Diversified Realty Corp	4.750	04/15/18	2,157,476
40,000		Federal Realty Investment Trust	5.650	06/01/16	44,001
75,000		Federal Realty Investment Trust	5.900	04/01/20	86,120
450,000		Federal Realty Investment Trust	3.000	08/01/22	420,524
1,725,000		Federal Realty Investment Trust	2.750	06/01/23	1,550,201
500,000		Healthcare Realty Trust, Inc	5.750	01/15/21	543,411
325,000		Healthcare Realty Trust, Inc	3.750	04/15/23	300,679
675,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	621,979
2,250,000		Highwoods Properties, Inc	5.850	03/15/17	2,477,691
2,050,000		Kilroy Realty LP	3.800	01/15/23	1,911,738
2,375,000		Liberty Property LP	4.125	06/15/22	2,337,594
700,000		Mid-America Apartments LP	4.300	10/15/23	680,567
650,000		National Retail Properties, Inc	5.500	07/15/21	706,577
1,075,000		National Retail Properties, Inc	3.300	04/15/23	975,970
350,000		Regency Centers LP	5.250	08/01/15	371,609
40,000		Regency Centers LP	5.875	06/15/17	44,595
105,000		Simon Property Group LP	5.250	12/01/16	116,221
2,075,000		Simon Property Group LP	2.800	01/30/17	2,146,185
12

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$470,000		Simon Property Group LP	10.350%	04/01/19	$635,991
340,000		Ventas Realty LP	3.125	11/30/15	353,596
1,050,000		Ventas Realty LP	2.000	02/15/18	1,032,155
675,000		Ventas Realty LP	2.700	04/01/20	645,436
400,000		Ventas Realty LP	3.250	08/15/22	370,593
925,000		Weingarten Realty Investors	3.500	04/15/23	850,375
		TOTAL REAL ESTATE			24,876,877

RETAILING - 1.9%
3,200,000		AmeriGas Finance LLC	3.750	05/01/21	3,008,000
1,870,000		AmeriGas Partners LP	6.250	08/20/19	2,010,250
1,667,000		AutoNation, Inc	5.500	02/01/20	1,789,941
225,000	g	BC Mountain LLC	7.000	02/01/21	227,250
1,500,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,281,360
1,500,000		Home Depot, Inc	2.250	09/10/18	1,520,629
1,868,000		Limited Brands, Inc	6.625	04/01/21	2,050,130
2,750,000		Limited Brands, Inc	5.625	02/15/22	2,811,875
3,085,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	2,791,999
1,660,000		O’Reilly Automotive, Inc	4.625	09/15/21	1,712,670
5,613,000		O’Reilly Automotive, Inc	3.800	09/01/22	5,417,202
2,400,000	g	QVC, Inc	7.500	10/01/19	2,586,833
4,490,000	g	QVC, Inc	7.375	10/15/20	4,840,624
375,000		QVC, Inc	5.125	07/02/22	370,915
4,750,000		Sally Holdings LLC	5.750	06/01/22	4,940,000
425,000		Sonic Automotive, Inc	5.000	05/15/23	398,438
3,225,000	g	WEX, Inc	4.750	02/01/23	2,967,000
		TOTAL RETAILING			40,725,116

SOFTWARE & SERVICES - 0.7%
650,000	g	Activision Blizzard, Inc	5.625	09/15/21	672,750
650,000		Equinix, Inc	4.875	04/01/20	646,750
9,600,000		Fidelity National Information Services, Inc	5.000	03/15/22	9,804,000
325,000	g	NCR Escrow Corp	5.875	12/15/21	331,094
630,000		Oracle Corp	3.750	07/08/14	640,876
2,000,000		SunGard Data Systems, Inc	7.375	11/15/18	2,117,500
1,150,000		VeriSign, Inc	4.625	05/01/23	1,098,250
		TOTAL SOFTWARE & SERVICES			15,311,220

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
900,000		American Tower Corp	4.700	03/15/22	899,591
1,125,000		Amphenol Corp	4.750	11/15/14	1,162,457
1,870,000		Brocade Communications Systems, Inc	6.875	01/15/20	2,005,575
100,000		CC Holdings GS V LLC	2.381	12/15/17	99,048
956,000		Flextronics International Ltd	4.625	02/15/20	932,100
4,925,000		General Electric Co	0.850	10/09/15	4,948,000
415,000		General Electric Co	5.250	12/06/17	469,756
1,950,000		General Electric Co	2.700	10/09/22	1,825,198
850,000		General Electric Co	4.125	10/09/42	785,279
3,718,000		Jabil Circuit, Inc	5.625	12/15/20	3,857,425
1,185,000		L-3 Communications Corp	4.950	02/15/21	1,239,446
1,825,000	g	NXP BV	3.750	06/01/18	1,838,688
1,900,000		Scientific Games Corp	8.125	09/15/18	2,037,750
13

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$468,000		Scientific Games Corp	9.250%	06/15/19	$501,930
975,000		Tyco Electronics Group S.A.	2.375	12/17/18	961,436
1,525,000	g	WESCO Distribution, Inc	5.375	12/15/21	1,525,000
450,000		Xerox Corp	8.250	05/15/14	462,060
425,000		Xerox Corp	4.500	05/15/21	437,447
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			25,988,186

TELECOMMUNICATION SERVICES - 2.4%
915,000		America Movil SAB de C.V.	3.125	07/16/22	844,680
1,575,000		American Tower Corp	3.500	01/31/23	1,435,998
2,950,000		AT&T, Inc	2.625	12/01/22	2,661,673
1,235,000		BellSouth Corp	5.200	09/15/14	1,275,278
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,377,600
2,260,000		Cellco Partnership	8.500	11/15/18	2,861,461
900,000		CenturyLink, Inc	6.750	12/01/23	911,250
250,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	253,561
630,000		Deutsche Telekom International Finance BV	8.750	06/15/30	888,793
875,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	835,005
1,375,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,307,969
1,810,000	g	Oi S.A.	5.750	02/10/22	1,665,200
375,000	g	SES	3.600	04/04/23	349,395
1,195,000	g	SK Telecom Co Ltd	2.125	05/01/18	1,160,124
1,325,000	g	Sprint Corp	7.250	09/15/21	1,422,719
240,000		Sprint Nextel Corp	6.000	12/01/16	261,900
442,000		Telecom Italia Capital S.A.	6.175	06/18/14	451,945
2,500,000		Telefonica Emisiones SAU	3.992	02/16/16	2,625,995
1,625,000		Telefonica Emisiones SAU	3.192	04/27/18	1,654,928
1,500,000		Telefonica Emisiones SAU	4.570	04/27/23	1,479,131
925,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,010,563
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,991,630
1,110,000		Verizon Communications, Inc	6.100	04/15/18	1,289,142
3,800,000		Verizon Communications, Inc	3.650	09/14/18	4,022,543
276,000		Verizon Communications, Inc	8.750	11/01/18	353,163
7,200,000		Verizon Communications, Inc	5.150	09/15/23	7,730,582
7,800,000		Verizon Communications, Inc	6.550	09/15/43	9,125,680
1,175,000		Windstream Corp	6.375	08/01/23	1,098,625
		TOTAL TELECOMMUNICATION SERVICES			53,346,533

TRANSPORTATION - 0.6%
1,635,000	g	Asciano Finance Ltd	5.000	04/07/18	1,733,470
1,000,000	g	DP World Ltd	6.850	07/02/37	982,500
4,754,000	g	Embraer Overseas Ltd	5.696	09/16/23	4,754,000
700,000	g	ERAC USA Finance LLC	3.300	10/15/22	650,390
750,000	g	ERAC USA Finance LLC	5.625	03/15/42	766,013
850,000		Hertz Corp	4.250	04/01/18	871,250
1,000,000		Hertz Corp	7.500	10/15/18	1,078,750
775,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	722,007
450,000	g	Kansas City Southern Railway	4.300	05/15/43	392,703
375,000		Northrop Grumman Corp	1.750	06/01/18	365,835
1,000,000		Northrop Grumman Corp	3.250	08/01/23	932,755
1,125,000		United Parcel Service, Inc	3.625	10/01/42	947,068
		TOTAL TRANSPORTATION			14,196,741
14

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
UTILITIES - 4.2%
$675,000	g	Abu Dhabi National Energy Co	2.500%	01/12/18	$675,000
1,000,000	g	Abu Dhabi National Energy Co	6.250	09/16/19	1,140,000
726,000	g	Abu Dhabi National Energy Co	5.875	12/13/21	804,953
1,385,000		AES Corp	7.375	07/01/21	1,561,588
1,000,000		AES Corp	4.875	05/15/23	935,000
1,250,000		AGL Capital Corp	4.400	06/01/43	1,127,074
1,000,000		Alabama Power Co	3.550	12/01/23	981,462
1,285,000		Alliant Energy Corp	4.000	10/15/14	1,318,693
2,000,000		American Electric Power Co, Inc	2.950	12/15/22	1,849,598
775,000		Atmos Energy Corp	8.500	03/15/19	993,131
1,575,000		Atmos Energy Corp	4.150	01/15/43	1,416,670
1,075,000		Black Hills Corp	4.250	11/30/23	1,070,146
2,243,000	g	Calpine Corp	7.500	02/15/21	2,447,674
1,515,000		Carolina Power & Light Co	5.300	01/15/19	1,723,191
225,000		Carolina Power & Light Co	5.700	04/01/35	248,111
159,000		CenterPoint Energy Resources Corp	4.500	01/15/21	169,594
660,000		CenterPoint Energy Resources Corp	6.250	02/01/37	733,954
1,120,000	g	CEZ AS.	4.250	04/03/22	1,118,820
1,100,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	925,538
1,050,000		CMS Energy Corp	4.700	03/31/43	979,684
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	794,000
675,000	g	Comision Federal de Electricidad	5.750	02/14/42	629,438
1,850,000		Commonwealth Edison Co	4.000	08/01/20	1,964,682
395,000		Commonwealth Edison Co	5.900	03/15/36	451,268
415,000		Connecticut Light & Power Co	5.500	02/01/19	475,377
1,700,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	1,499,891
225,000		Consolidated Natural Gas Co	5.000	12/01/14	234,259
650,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	626,094
800,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	773,476
260,000		Duke Energy Carolinas LLC	4.300	06/15/20	278,805
2,000,000		Duke Energy Corp	3.950	09/15/14	2,047,474
650,000		Duke Energy Ohio, Inc	3.800	09/01/23	649,676
1,750,000		Florida Power & Light Co	2.750	06/01/23	1,638,021
335,000		Florida Power Corp	6.400	06/15/38	413,038
1,410,000		FPL Group Capital, Inc	2.600	09/01/15	1,447,445
630,000		Indiana Michigan Power Co	7.000	03/15/19	749,251
555,000		Integrys Energy Group, Inc	4.170	11/01/20	575,482
1,150,000	g	Israel Electric Corp Ltd	6.700	02/10/17	1,250,050
2,000,000	g	Israel Electric Corp Ltd	7.250	01/15/19	2,222,500
195,000	g	Kansas Gas & Electric	6.700	06/15/19	233,667
600,000	g	KazMunayGas National Co JSC	4.400	04/30/23	556,500
1,175,000		Kentucky Utilities Co	4.650	11/15/43	1,170,255
775,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	984,672
1,955,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	2,013,738
500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	497,107
4,030,000		LG&E and KU Energy LLC	3.750	11/15/20	4,077,191
925,000		Louisville Gas & Electric Co	4.650	11/15/43	918,318
1,500,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	1,512,495
630,000		Nevada Power Co	6.500	08/01/18	745,953
1,335,000		NiSource Finance Corp	5.400	07/15/14	1,367,825
15

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$700,000		NiSource Finance Corp	4.800%	02/15/44	$631,586
1,025,000		Northeast Utilities	1.450	05/01/18	992,755
1,975,000		Northern States Power Co	5.350	11/01/39	2,167,327
2,000,000		NTPC Ltd	5.625	07/14/21	1,986,256
150,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	188,455
1,000,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	940,530
950,000		ONEOK Partners LP	3.375	10/01/22	888,070
1,700,000		Pacific Gas & Electric Co	3.850	11/15/23	1,690,854
1,400,000		Pacific Gas & Electric Co	5.125	11/15/43	1,445,720
1,150,000		PacifiCorp	2.950	02/01/22	1,105,357
885,000		Pepco Holdings, Inc	2.700	10/01/15	907,471
1,000,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	962,500
1,450,000		PG&E Corp	5.750	04/01/14	1,467,894
135,000		Potomac Electric Power Co	7.900	12/15/38	190,583
3,875,000		PPL Capital Funding, Inc	4.200	06/15/22	3,867,893
1,000,000		PPL Electric Utilities Corp	3.000	09/15/21	984,016
565,000		Progress Energy, Inc	7.050	03/15/19	677,206
1,780,000		Public Service Co of Oklahoma	5.150	12/01/19	1,971,996
440,000		Public Service Electric & Gas Co	5.300	05/01/18	497,241
2,200,000		Public Service Electric & Gas Co	2.375	05/15/23	1,978,167
1,190,000		Public Service Electric & Gas Co	5.375	11/01/39	1,299,004
1,500,000		QEP Resources, Inc	5.375	10/01/22	1,443,750
468,000		Questar Market Resources, Inc	6.875	03/01/21	501,930
630,000		Sempra Energy	6.000	10/15/39	692,031
1,375,000		Southern California Edison Co	4.650	10/01/43	1,376,040
450,000		Tampa Electric Co	4.100	06/15/42	404,939
1,575,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	1,378,125
845,000		Virginia Electric and Power Co	2.950	01/15/22	816,391
1,250,000		Virginia Electric and Power Co	4.650	08/15/43	1,244,980
480,000		Williams Partners LP	3.800	02/15/15	495,898
850,000		Williams Partners LP	4.000	11/15/21	839,474
825,000		Williams Partners LP	4.500	11/15/23	819,394
925,000		Williams Partners LP	5.800	11/15/43	944,176
650,000		Xcel Energy, Inc	4.800	09/15/41	632,962
		TOTAL UTILITIES			93,448,800

		TOTAL CORPORATE BONDS			837,907,153
		(Cost $832,796,990)

GOVERNMENT BONDS - 39.5%

AGENCY SECURITIES - 0.4%
4,698,508		AMAL Ltd	3.465	08/21/21	4,953,722
1,500,000		Amber Circle Funding Ltd	3.250	12/04/22	1,364,995
894,580		Cal Dive I- Title XI, Inc	4.930	02/01/27	945,982
401,250		Totem Ocean Trailer Express, Inc	4.514	12/18/19	420,684
2,000,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	1,926,800
		TOTAL AGENCY SECURITIES			9,612,183

FOREIGN GOVERNMENT BONDS - 3.7%
1,500,000	g	Barbados Government International Bond	7.000	08/04/22	1,312,500
2,625,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	2,434,687
16

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000		Brazilian Government International Bond	4.250%	01/07/25	$952,500
170,000		Brazilian Government International Bond	7.125	01/20/37	194,650
970,000		Brazilian Government International Bond	5.625	01/07/41	940,900
875,000		Colombia Government International Bond	4.375	07/12/21	901,250
2,575,000		Colombia Government International Bond	2.625	03/15/23	2,255,700
850,000		Colombia Government International Bond	4.000	02/26/24	819,400
2,450,000	g	Croatia Government International Bond	6.250	04/27/17	2,609,250
1,000,000	g	Croatia Government International Bond	6.375	03/24/21	1,046,500
2,300,000	g	Dominican Republic International Bond	5.875	04/18/24	2,196,500
395,000		European Investment Bank	4.875	02/15/36	431,678
3,325,000		Export-Import Bank of Korea	1.250	11/20/15	3,335,248
580,000		Export-Import Bank of Korea	3.750	10/20/16	615,874
300,000		Federative Republic of Brazil	6.000	01/17/17	332,400
1,650,000		Hungary Government International Bond	5.750	11/22/23	1,658,250
1,000,000	g	Iceland Government International Bond	4.875	06/16/16	1,037,500
1,000,000	g	Indonesia Government International Bond	3.750	04/25/22	901,250
1,010,000		Israel Government International Bond	4.000	06/30/22	1,050,400
845,000		Italy Government International Bond	5.375	06/12/17	921,050
355,000		Italy Government International Bond	6.875	09/27/23	420,811
3,000,000	g,i	Kommunalbanken AS.	0.417	02/20/18	2,996,292
1,000,000		Korea Development Bank	1.500	01/22/18	958,833
1,210,000	g	Korea Housing Finance Corp	3.500	12/15/16	1,272,978
1,250,000	g	Korea Housing Finance Corp	1.625	09/15/18	1,178,520
19,270,000		Mexican Bonos	8.000	12/07/23	1,641,562
500,000		Mexico Government International Bond	6.750	09/27/34	590,000
1,000,000		Mexico Government International Bond	6.050	01/11/40	1,087,500
500,000		Mexico Government International Bond	4.750	03/08/44	450,625
1,800,000	g	Morocco Government International Bond	4.250	12/11/22	1,665,000
800,000	g	Namibia International Bonds	5.500	11/03/21	816,000
1,825,000		Panama Government International Bond	5.200	01/30/20	1,986,969
100,000		Peruvian Government International Bond	7.125	03/30/19	120,875
450,000		Peruvian Government International Bond	7.350	07/21/25	567,000
1,500,000		Poland Government International Bond	3.875	07/16/15	1,569,450
1,250,000		Poland Government International Bond	6.375	07/15/19	1,460,938
1,833,000		Poland Government International Bond	5.125	04/21/21	1,991,096
1,720,000		Poland Government International Bond	3.000	03/17/23	1,566,060
620,000		Province of Quebec Canada	7.500	09/15/29	819,832
1,390,000	g	Qatar Government International Bond	4.500	01/20/22	1,471,315
925,000		Republic of Korea	5.750	04/16/14	938,278
860,000	g	Republic of Serbia	7.250	09/28/21	905,150
700,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	718,550
900,000		Republic of Turkey	6.000	01/14/41	790,200
900,000	g	Romanian Government International Bond	6.750	02/07/22	1,021,500
2,575,000	g	Romanian Government International Bond	4.375	08/22/23	2,484,875
750,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	774,375
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	782,625
800,000	g	Russian Foreign Bond - Eurobond	5.000	04/29/20	855,600
1,175,000		South Africa Government International Bond	5.500	03/09/20	1,251,375
1,675,000		South Africa Government International Bond	5.875	09/16/25	1,742,000
8,500,000		Spain Government Bond	3.750	10/31/18	12,228,794
2,000,000	g	Sri Lanka Government International Bond	6.250	07/27/21	1,945,000
875,000	g	Sri Lanka Government International Bond	5.875	07/25/22	818,125
17

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,220,000		Svensk Exportkredit AB	5.125%	03/01/17	$1,371,146
1,100,000		Turkey Government International Bond	6.750	04/03/18	1,194,600
227,000		United Mexican States	5.875	02/17/14	228,022
1,032,000		United Mexican States	5.125	01/15/20	1,143,456
891,000		Uruguay Government International Bond	4.500	08/14/24	891,000
		TOTAL FOREIGN GOVERNMENT BONDS			82,663,814

MORTGAGE BACKED - 20.8%
85,165		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/01/35	93,524
286,447	i	FHLMC	2.427	02/01/36	304,992
160,227	i	FHLMC	2.564	07/01/36	170,311
524,303	i	FHLMC	2.259	09/01/36	560,385
309,902	i	FHLMC	2.368	09/01/36	331,932
391,303	i	FHLMC	2.420	09/01/36	416,338
783,371	i	FHLMC	2.633	03/01/37	836,861
427,649	i	FHLMC	6.010	04/01/37	453,365
58,191	i	FHLMC	6.080	05/01/37	60,668
107,928	i	FHLMC	2.500	06/01/37	115,323
401,642	i	FHLMC	2.615	08/01/37	424,985
509,258	i	FHLMC	1.702	09/01/37	529,548
1,259,163		FHLMC	6.000	09/01/37	1,404,794
1,040,759		FHLMC	3.000	08/15/42	844,369
6,528		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16	6,602
580		FGLMC	7.500	05/01/16	601
459		FGLMC	7.500	06/01/16	472
417,536		FGLMC	4.500	09/01/18	442,615
442,670		FGLMC	4.500	01/01/19	469,357
439,696		FGLMC	4.500	05/01/19	466,088
148,153		FGLMC	4.500	01/01/20	157,074
241,740		FGLMC	5.000	05/01/20	258,302
58,447		FGLMC	4.500	07/01/20	63,357
11,318		FGLMC	7.000	10/01/20	12,227
1,249,174		FGLMC	4.500	06/01/21	1,327,208
705,477		FGLMC	4.500	06/01/21	749,416
503,549		FGLMC	4.000	07/01/24	531,722
166,518		FGLMC	4.500	09/01/24	178,618
459		FGLMC	6.500	10/01/28	511
10,326		FGLMC	6.500	01/01/29	11,495
3,048		FGLMC	6.500	03/01/29	3,453
33,336		FGLMC	6.500	07/01/29	37,102
1,610		FGLMC	8.000	01/01/31	1,852
18,793		FGLMC	6.500	09/01/31	21,028
38,659		FGLMC	8.000	09/01/31	44,714
240,145		FGLMC	7.000	12/01/31	272,643
198,213		FGLMC	6.000	03/01/33	218,816
273,109		FGLMC	4.500	07/01/33	289,947
819,580		FGLMC	5.000	09/01/33	903,505
381,948		FGLMC	5.500	09/01/33	427,209
398,877		FGLMC	5.500	09/01/33	446,482
312,072		FGLMC	5.500	09/01/33	349,022
491,640		FGLMC	5.500	10/01/33	549,864
798,343		FGLMC	5.500	12/01/33	880,690
18

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,631,518		FGLMC	7.000%	12/01/33	$1,891,650
421,593		FGLMC	5.000	01/01/34	456,446
420,408		FGLMC	5.000	05/01/34	455,296
320,610		FGLMC	6.000	09/01/34	358,847
1,318,820		FGLMC	5.000	12/01/34	1,426,751
100,775		FGLMC	5.500	12/01/34	111,404
638,459		FGLMC	4.500	04/01/35	677,280
597,182		FGLMC	7.000	05/01/35	678,186
77,821		FGLMC	6.000	07/01/35	85,777
81,397		FGLMC	5.000	10/01/35	87,663
124,936		FGLMC	5.000	02/01/36	134,938
9,287		FGLMC	6.500	05/01/36	10,324
250,928		FGLMC	6.500	10/01/36	282,651
33,603		FGLMC	6.500	11/01/37	37,375
524,840		FGLMC	5.000	04/01/38	566,957
471,121		FGLMC	5.000	07/01/39	507,863
3,791,733		FGLMC	4.500	11/01/40	4,053,808
4,342,742		FGLMC	4.500	12/01/40	4,627,214
6,000,000	h	FGLMC	4.000	01/15/44	6,161,719
1,000,000	h	FGLMC	4.500	01/15/44	1,058,086
88,823		Federal National Mortgage Association (FNMA)	4.810	02/01/14	88,423
3,343,433		FNMA	4.640	11/01/14	3,396,387
5,531		FNMA	6.500	10/01/16	5,733
50,698		FNMA	6.500	11/01/16	53,055
32,282		FNMA	6.500	04/01/17	34,219
95,443		FNMA	5.000	12/01/17	101,650
47,725		FNMA	5.500	04/01/18	51,025
485,332		FNMA	5.500	04/01/18	518,838
27,111		FNMA	5.500	05/01/18	28,815
179,833		FNMA	4.500	10/01/18	191,488
507,158		FNMA	5.000	11/01/18	542,835
27,172		FNMA	6.000	01/01/19	30,078
64,200		FNMA	4.500	05/01/19	68,339
142,408		FNMA	4.500	06/01/19	151,592
103,125		FNMA	5.000	03/01/20	109,868
74,436		FNMA	4.500	11/01/20	79,258
140,359		FNMA	5.000	12/01/20	151,189
167,288		FNMA	5.000	03/01/21	178,265
121,175		FNMA	5.500	08/01/21	132,364
115,450		FNMA	4.500	06/01/23	123,014
121,521		FNMA	5.000	07/01/23	129,393
278,904		FNMA	5.000	07/01/23	301,150
97,932		FNMA	5.000	11/01/23	106,238
91,218		FNMA	5.500	02/01/24	100,184
110,552		FNMA	4.000	05/01/24	117,212
51,422		FNMA	5.500	07/01/24	56,506
959		FNMA	8.000	07/01/24	1,110
133,737		FNMA	4.500	08/01/24	142,439
1,170,432		FNMA	4.000	09/01/24	1,241,120
538,955		FNMA	5.000	03/01/25	584,628
1,177,649		FNMA	5.000	10/01/25	1,277,452
839,089		FNMA	3.000	05/01/27	857,625
19

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$748		FNMA	7.500%	01/01/29	$828
6,000,000	h	FNMA	2.500	01/25/29	5,938,125
12,000,000	h	FNMA	3.000	01/25/29	12,246,094
5,000,000	h	FNMA	3.500	01/25/29	5,228,711
11,000,000	h	FNMA	4.000	01/25/29	11,655,703
6,000,000	h	FNMA	3.500	02/25/29	6,258,516
1,389		FNMA	6.500	04/01/29	1,547
11,501		FNMA	7.500	07/01/29	11,966
572		FNMA	7.500	02/01/31	606
3,481		FNMA	7.500	03/01/31	4,145
2,595		FNMA	7.500	05/01/31	2,834
1,170		FNMA	6.500	09/01/31	1,301
17,095		FNMA	6.500	11/01/31	19,180
50,941		FNMA	6.000	01/01/32	56,472
299,489		FNMA	6.500	07/01/32	335,852
267,960		FNMA	4.500	03/25/33	280,229
46,718		FNMA	6.000	11/01/34	51,818
81,951		FNMA	6.000	12/01/34	91,994
399,311		FNMA	6.000	05/01/35	444,703
10,569		FNMA	7.500	06/01/35	11,562
58,493		FNMA	5.000	11/01/35	63,174
360,591	i	FNMA	2.526	02/01/36	384,282
158,342		FNMA	5.000	02/01/36	168,838
294,138		FNMA	6.500	02/01/36	326,700
303,076	i	FNMA	2.379	07/01/36	326,120
83,985		FNMA	7.000	02/01/37	95,192
163,778		FNMA	6.500	03/01/37	182,795
392,474		FNMA	7.000	04/01/37	423,396
110,267		FNMA	6.500	08/01/37	122,435
344,577		FNMA	6.000	09/01/37	383,194
260,753		FNMA	6.000	09/01/37	293,376
386,512		FNMA	6.500	09/01/37	430,109
1,008,546	i	FNMA	2.400	10/01/37	1,073,519
113,639		FNMA	7.000	11/01/37	125,654
8,016		FNMA	6.500	03/01/38	8,901
188,816	i	FNMA	2.020	10/01/38	201,526
1,408,098		FNMA	5.500	08/01/39	1,551,401
3,309,709		FNMA	4.500	03/01/40	3,516,952
6,000,677		FNMA	4.500	09/01/40	6,360,408
3,249,539		FNMA	4.500	11/01/40	3,451,645
21,123,672		FNMA	4.500	04/01/41	22,391,598
10,649,749		FNMA	3.500	02/01/42	10,603,643
6,019,870		FNMA	3.500	07/01/42	5,989,905
10,345,022		FNMA	3.500	09/01/42	10,299,965
3,840,487		FNMA	3.500	10/01/42	3,818,996
17,607,880		FNMA	3.500	11/01/42	17,531,212
9,593,997		FNMA	3.500	11/01/42	9,546,234
974,350		FNMA	3.000	02/01/43	926,998
868,234		FNMA	3.000	04/01/43	825,222
491,529		FNMA	3.000	05/01/43	467,133
28,000,000	h	FNMA	4.000	01/25/44	28,822,500
20

TIAA-CREF FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$3,000,000	h	FNMA	4.500%	01/25/44	$3,178,711
18,000,000	h	FNMA	5.000	01/25/44	19,548,281
15,000,000	h	FNMA	5.500	01/25/44	16,499,414
41,000,000	h	FNMA	3.500	02/25/44	40,606,017
51,000,000	h	FNMA	4.000	02/25/44	52,338,750
142		Government National Mortgage Association (GNMA)	7.000	01/15/28	160
1,794		GNMA	7.000	02/15/28	1,853
631		GNMA	7.000	06/15/28	655
1,234		GNMA	7.000	06/15/28	1,381
7,125		GNMA	6.500	09/15/28	7,954
3,330		GNMA	6.500	09/15/28	3,715
9,625		GNMA	6.500	11/15/28	10,737
3,259		GNMA	7.500	11/15/28	3,704
590		GNMA	8.500	07/15/30	601
18,163		GNMA	8.500	10/15/30	19,721
12,486		GNMA	8.500	10/20/30	14,850
1,469		GNMA	8.500	12/15/30	1,674
2,434		GNMA	7.000	06/20/31	2,881
2,038		GNMA	6.500	07/15/31	2,272
6,774		GNMA	7.000	07/15/31	7,383
7,279		GNMA	7.000	07/15/31	8,186
922		GNMA	6.500	03/15/33	1,029
175,489		GNMA	5.500	07/15/33	194,927
611,792		GNMA	5.500	09/15/33	693,987
169,240		GNMA	5.500	02/20/35	188,198
1,061,692		GNMA	5.500	05/20/35	1,182,629
350,758		GNMA	5.500	02/20/36	388,218
58,534		GNMA	6.000	10/20/36	65,902
62,647		GNMA	6.000	01/20/37	70,571
204,615		GNMA	6.000	02/20/37	230,381
65,998		GNMA	5.500	07/15/38	72,434
434,657		GNMA	5.500	07/20/38	479,214
169,634		GNMA	6.000	08/20/38	191,016
193,600		GNMA	6.500	11/20/38	216,978
1,202,005		GNMA	5.000	06/15/39	1,326,850
1,133,096		GNMA	4.500	07/20/39	1,216,772
425,912		GNMA	4.000	08/15/39	443,130
656,011		GNMA	4.000	10/15/40	685,492
17,300,219		GNMA	4.000	01/20/42	18,011,751
24,604,529		GNMA	3.500	03/15/42	24,840,750
3,947,020		GNMA	5.000	09/20/43	4,290,388
6,000,000	h	GNMA	3.000	01/15/44	5,794,219
4,000,000	h	GNMA	3.500	01/15/44	4,031,406
2,000,000	h	GNMA	4.000	01/15/44	2,078,203
14,000,000	h	GNMA	4.500	01/15/44	14,937,343
6,000,000	h	GNMA	6.000	01/15/44	6,667,500
2,525,094		GNMA	6.500	01/15/44	2,646,639
6,000,000	h	GNMA	3.500	01/20/44	6,052,735
4,000,000	h	GNMA	4.500	01/20/44	4,276,562
		TOTAL MORTGAGE BACKED			457,180,447
21

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MUNICIPAL BONDS - 3.6%
$445,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$462,747
4,265,000		Denver City & County School District No. 1	3.598	12/15/27	3,812,014
25,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	25,028,750
11,000,000		New York State Urban Development Corp	1.350	03/15/18	10,750,190
7,985,000		State of Illinois	4.875	07/01/16	8,490,690
3,000,000		State of Illinois	4.833	02/01/17	3,194,100
12,000,000		State of Illinois	4.350	06/01/18	12,450,360
1,845,000		State of Illinois	4.700	01/01/21	1,848,597
2,560,000		State of Illinois	3.860	04/01/21	2,419,021
3,030,000		State of Illinois	4.110	04/01/22	2,803,750
2,195,000		State of Illinois	4.310	04/01/23	2,067,646
3,470,000		State of Illinois	4.760	04/01/26	3,178,659
1,763,000		State Public School Building Authority	5.000	09/15/27	1,833,062
1,000,000		University of Massachusetts Building Authority	0.430	11/01/14	997,940
		TOTAL MUNICIPAL BONDS			79,337,526

U.S. TREASURY SECURITIES - 11.0%
76,000		United States Treasury Bond	4.500	02/15/36	84,562
11,485,000		United States Treasury Bond	2.875	05/15/43	9,308,236
3,125,000		United States Treasury Bond	3.625	08/15/43	2,951,172
9,000,000		United States Treasury Bond	3.750	11/15/43	8,699,058
530,000		United States Treasury Note	0.250	02/28/15	530,331
2,116,000		United States Treasury Note	0.250	05/31/15	2,116,992
1,500,000		United States Treasury Note	0.375	08/31/15	1,502,285
6,127,000	l	United States Treasury Note	0.375	11/15/15	6,130,590
1,550,000		United States Treasury Note	0.375	03/15/16	1,547,579
5,440,000		United States Treasury Note	0.875	01/31/18	5,336,303
38,758,700		United States Treasury Note	1.500	08/31/18	38,561,883
55,539,900		United States Treasury Note	1.375	09/30/18	54,862,980
49,599,900		United States Treasury Note	1.250	11/30/18	48,538,165
9,500,000		United States Treasury Note	2.000	09/30/20	9,286,250
44,000		United States Treasury Note	2.625	11/15/20	44,715
30,000,000		United States Treasury Note	2.375	12/31/20	29,882,820
22,542,000		United States Treasury Note	2.750	11/15/23	22,052,410
		TOTAL U.S. TREASURY SECURITIES			241,436,331

		TOTAL GOVERNMENT BONDS			870,230,301
		(Cost $876,910,514)

STRUCTURED ASSETS - 18.2%

ASSET BACKED - 9.7%
2,475,000	g	Ally Master Owner Trust	4.590	04/15/17	2,563,585
		Series - 2010 2 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
1,200,000	g	Avis Budget Rental Car Funding AESOP LLC	5.110	03/20/17	1,283,417
		Series - 2010 5A (Class B)
9,300,000	g	Avis Budget Rental Car Funding AESOP LLC	4.740	11/20/17	9,918,524
		Series - 2011 3A (Class B)
1,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	1,067,951
		Series - 2011 5A (Class B)
22

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$9,800,000	g	Avis Budget Rental Car Funding AESOP LLC	3.040%	03/20/19	$9,888,337
		Series - 2012 3A (Class B)
401,909	i	Bear Stearns Asset Backed Securities Trust	0.905	11/25/39	394,686
		Series - 2005 SD3 (Class 2A1)
11,757,651	g,m	Capital Automotive REIT	4.700	07/15/42	11,800,684
		Series - 2012 1A (Class A)
309,830	i	CIT Group Home Equity Loan Trust	6.200	02/25/30	308,822
		Series - 2002 1 (Class AF6)
171,192	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	172,358
		Series - 2007 MX1 (Class A1)
6,410,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	6,915,332
		Series - 2011 LC1A (Class C)
23,097,350	g	Dominos Pizza Master Issuer LLC	5.216	01/25/42	24,481,828
		Series - 2012 1A (Class A2)
399,575	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	399,534
		Series - 2007 1A (Class AF3)
11,440,000		Ford Credit Auto Owner Trust	2.930	10/15/18	11,864,355
		Series - 2012 B (Class D)
7,800,000		Ford Credit Auto Owner Trust	2.430	01/15/19	8,011,138
		Series - 2012 C (Class D)
9,000,000		Ford Credit Auto Owner Trust	1.860	08/15/19	8,911,323
		Series - 2013 A (Class D)
5,900,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	6,041,057
		Series - 2011 1A (Class B1)
9,285,000	g	Hertz Vehicle Financing LLC	5.930	03/25/16	9,676,651
		Series - 0 2A (Class B2)
5,000,000	g	Hertz Vehicle Financing LLC	1.860	08/25/17	4,961,490
		Series - 2013 1A (Class B1)
2,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	2,133,346
		Series - 2011 1A (Class B2)
15,000,000	g	Hertz Vehicle Financing LLC	2.480	08/25/19	14,633,850
		Series - 2013 1A (Class B2)
1,301,352	i	Lehman XS Trust	0.415	02/25/36	1,183,476
		Series - 2006 1 (Class 1A1)
2,760,622		Lehman XS Trust	6.500	06/25/46	2,120,495
		Series - 2006 13 (Class 2A1)
98,465	i	Long Beach Mortgage Loan Trust	0.915	02/25/35	98,060
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.061	05/18/16	1,011,400
		Series - 2013 144A (Class )
302,141	i	Park Place Securities, Inc	1.110	09/25/34	300,531
		Series - 2004 WHQ1 (Class M1)
1,957,891	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.685	01/25/36	1,945,067
		Series - 2005 WCH1 (Class M2)
1,000,000	g	Rental Car Finance Corp	4.380	02/25/16	1,022,173
		Series - 2011 1A (Class B1)
63,548	i	Residential Asset Securities Corp	6.489	10/25/30	63,635
		Series - 2001 KS2 (Class AI6)
227,688	i	Residential Asset Securities Corp	0.595	04/25/35	225,506
		Series - 2005 KS3 (Class M3)
890,072		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	909,317
		Series - 2006 HI5 (Class A3)
23

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$375,453		Residential Funding Mortgage Securities II, Inc	5.960%	02/25/36	$379,149
		Series - 2006 HI3 (Class A3)
185,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	194,819
		Series - 2006 HI1 (Class M2)
3,000,000	g,i	Sanders Re Ltd	4.061	05/05/17	2,977,800
		Series - 2013 144A (Class )
19,750,000		Santander Drive Auto Receivables Trust	3.870	02/15/18	20,730,094
		Series - 2012 2 (Class D)
1,000,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	988,726
		Series - 2013 1 (Class D)
582,846	i	Securitized Asset Backed Receivables LLC	0.465	10/25/35	568,333
		Series - 2006 OP1 (Class A2C)
1,200,238	g	Sierra Receivables Funding Co LLC	3.350	04/20/26	1,227,923
		Series - 2011 1A (Class A)
952,894	g	Sierra Receivables Funding Co LLC	4.250	05/20/28	977,823
		Series - 2011 2A (Class B)
1,752,171	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	1,778,287
		Series - 2012 2A (Class B)
11,475,859	g	Sierra Receivables Funding Co LLC	1.590	11/20/29	11,420,718
		Series - 2013 1A (Class A)
2,778,366	g	Sierra Receivables Funding Co LLC	2.390	11/20/29	2,783,764
		Series - 2013 1A (Class B)
4,715,000	g	SLM Student Loan Trust	4.370	04/17/28	5,005,751
		Series - 2011 A (Class A2)
1,480,000	g	SLM Student Loan Trust	3.740	02/15/29	1,543,628
		Series - 2011 B (Class A2)
5,213,000	g	SLM Student Loan Trust	4.540	10/17/44	5,599,799
		Series - 2011 C (Class A2B)
4,233,000	g	SLM Student Loan Trust	3.830	01/17/45	4,392,207
		Series - 2012 A (Class A2)
528,188	i	Soundview Home Equity Loan Trust	0.465	11/25/35	521,058
		Series - 2005 OPT3 (Class A4)
132,737	i	Structured Asset Investment Loan Trust	0.765	05/25/35	132,242
		Series - 2005 4 (Class M1)
2,908,791	g,i	Structured Asset Securities Corp	0.385	10/25/36	2,806,291
		Series - 2006 GEL4 (Class A2)
5,800,000	g,i	Vitality Re IV Ltd	2.816	01/09/17	5,910,780
		Series - 2013 IV B (Class )
244,390	g,i	Wachovia Loan Trust	0.525	05/25/35	228,594
		Series - 2005 SD1 (Class A)
238,432	i	Wells Fargo Home Equity Trust	0.305	07/25/36	236,033
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			214,711,748

OTHER MORTGAGE BACKED - 8.5%
5,612,875	g	7 WTC Depositor LLC Trust	4.082	03/13/31	5,835,381
		Series - 2012 7WTC (Class A)
2,990,274	i	American Home Mortgage Investment Trust 2004-3	1.897	10/25/34	2,901,475
		Series - 2004 3 (Class 4A)
1,495,000	i	Bear Stearns Commercial Mortgage Securities	5.959	09/11/42	1,598,309
		Series - 2007 T28 (Class AJ)
24

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$12,495,000		Bear Stearns Commercial Mortgage Securities	5.363%	02/11/44	$12,865,864
		Series - 2007 PW15 (Class AM)
23,059	g,i	Citigroup Commercial Mortgage Trust	0.307	04/15/22	23,014
		Series - 2007 FL3A (Class A2)
526,484		Countrywide Alternative Loan Trust	5.500	08/25/16	534,025
		Series - 2004 30CB (Class 1A15)
439,410		Countrywide Home Loan Mortgage Pass Through Trust	5.250	02/25/16	437,812
		Series - 2005 6 (Class 1A10)
44,426		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	44,378
		Series - 2005 12 (Class 1A5)
3,850,000	i	Credit Suisse Commercial Mortgage Trust	5.760	09/15/39	4,013,652
		Series - 2007 C4 (Class AM)
7,100,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	7,315,776
		Series - 2005 C3 (Class AJ)
3,670,000	i	Credit Suisse First Boston Mortgage Securities Corp	5.100	08/15/38	3,777,124
		Series - 2005 C5 (Class C)
384,037	g,i	Credit Suisse Mortgage Capital Certificates	0.347	04/15/22	383,146
		Series - 2007 TF2A (Class A1)
1,600,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	1,746,339
		Series - 2006 OMA (Class D)
29,705,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	31,895,744
		Series - 2006 C4 (Class AM)
820,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	857,615
		Series - 2009 RR1 (Class A3C)
862,911	i	HarborView Mortgage Loan Trust	0.386	07/19/47	718,477
		Series - 2007 4 (Class 2A1)
665,172	i	Impac CMB Trust	0.825	03/25/35	594,041
		Series - 2004 11 (Class 2A1)
13,475,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.932	02/15/51	14,213,093
		Series - 2007 C1 (Class AM)
765,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	767,111
		Series - 2005 LDP2 (Class C)
3,263,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.999	02/15/51	3,134,529
		Series - 2007 LD12 (Class AJ)
4,535,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	5,026,671
		Series - 2007 LD12 (Class AM)
2,055,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	2,219,480
		Series - 2006 C7 (Class AM)
7,273,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	7,674,811
		Series - 2007 C2 (Class AM)
4,845,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	5,065,428
		Series - 2005 C5 (Class AJ)
3,000,000		LB-UBS Commercial Mortgage Trust 2005-C3	4.794	07/15/40	3,144,066
		Series - 2005 C3 (Class AM)
571,063	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	602,956
		Series - 2005 CIP1 (Class AM)
580,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	626,135
		Series - 0 C1 (Class AJA)
1,790,000	g,i	Morgan Stanley Capital I	5.810	08/12/41	1,882,568
		Series - 2006 T23 (Class B)
1,821,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,919,942
		Series - 2006 HQ9 (Class B)
25

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,206,000	i	Morgan Stanley Capital I	5.842%	07/12/44	$3,258,636
		Series - 2006 HQ9 (Class C)
812,640		Residential Accredit Loans, Inc	4.350	03/25/34	826,192
		Series - 2004 QS4 (Class A1)
1,405,250	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	1,435,901
		Series - 2012 1A (Class A)
672,566	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	685,160
		Series - 0 2A (Class A)
30,005,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	32,285,170
		Series - 2007 C30 (Class AM)
230,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	252,184
		Series - 2007 C34 (Class AM)
14,500,000	i	Wachovia Bank Commercial Mortgage Trust	5.969	05/15/46	14,765,046
		Series - 2007 C34 (Class AJ)
795,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	878,802
		Series - 2007 C31 (Class A5)
3,515,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	3,827,083
		Series - 2007 C31 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	4,962,580
		Series - 2007 C31 (Class AJ)
1,492,361	i	WaMu Mortgage Pass-Through Certificates	0.515	12/25/45	1,321,169
		Series - 2005 AR19 (Class A1B3)
		TOTAL OTHER MORTGAGE BACKED			186,316,885

		TOTAL STRUCTURED ASSETS			401,028,633
		(Cost $397,774,307)

		TOTAL BONDS			2,109,166,087
		(Cost $2,107,481,811)

SHORT-TERM INVESTMENTS - 15.5%
GOVERNMENT AGENCY DEBT - 2.0%
5,000,000		Federal Home Loan Bank (FHLB)	0.080	02/19/14	4,999,456
3,000,000		FHLB	0.055	02/26/14	2,999,743
10,000,000		FHLB	0.105	03/21/14	9,999,130
25,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.040	01/21/14	24,999,444
		TOTAL GOVERNMENT AGENCY DEBT			42,997,773

TREASURY DEBT - 13.5%
3,500,000	d	United States Treasury Bill	0.056	02/27/14	3,499,692
38,900,000		United States Treasury Bill	0.055-0.081	03/06/14	38,896,421
59,900,000	d	United States Treasury Bill	0.065-0.080	03/13/14	59,895,328
15,500,000	d	United States Treasury Bill	0.061	04/17/14	15,498,311
16,000,000	d	United States Treasury Bill	0.070	05/01/14	15,997,216
53,100,000	d	United States Treasury Bill	0.063-0.108	07/24/14	53,076,795
98,000,000	d	United States Treasury Bill	0.106	08/21/14	97,955,998
12,200,000	d	United States Treasury Note	1.250	04/15/14	12,239,553
		TOTAL TREASURY DEBT			297,059,314

		TOTAL SHORT-TERM INVESTMENTS			340,057,087
		(Cost $340,029,250)
26

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
	TOTAL INVESTMENTS - 111.6%			$2,455,642,950
	(Cost $2,453,906,452)
	OTHER ASSETS & LIABILITIES, NET - (11.6)%			(254,452,725)
	NET ASSETS - 100.0%			$2,201,190,225

Abbreviation(s):
REIT	Real Estate Investment Trust

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $371,364,430 or 16.9% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
27

TIAA-CREF FUNDS - Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2013

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
BONDS - 99.3%

CORPORATE BONDS - 23.6%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000	BorgWarner, Inc	4.625%	09/15/20	$52,854
500,000	Ford Motor Co	7.450	07/16/31	612,334
650,000	Ford Motor Co	4.750	01/15/43	586,218
200,000	Harsco Corp	5.750	05/15/18	209,911
400,000	Honeywell International, Inc	5.400	03/15/16	438,523
300,000	Honeywell International, Inc	5.300	03/01/18	339,124
400,000	Honeywell International, Inc	5.000	02/15/19	449,454
500,000	Honeywell International, Inc	3.350	12/01/23	489,404
282,000	Honeywell International, Inc	5.700	03/15/37	318,760
210,000	Johnson Controls, Inc	5.500	01/15/16	228,109
150,000	Johnson Controls, Inc	2.600	12/01/16	155,097
160,000	Johnson Controls, Inc	4.250	03/01/21	166,243
270,000	Johnson Controls, Inc	6.000	01/15/36	290,179
	TOTAL AUTOMOBILES & COMPONENTS			4,336,210

BANKS - 2.8%
100,000	Allied World Assurance Co Ltd	7.500	08/01/16	114,800
1,800,000	Asian Development Bank	0.875	06/10/14	1,805,184
1,750,000	Asian Development Bank	2.500	03/15/16	1,821,535
2,000,000	Asian Development Bank	1.125	03/15/17	2,009,400
75,000	Asian Development Bank	5.820	06/16/28	88,909
200,000	Australia & New Zealand Banking Group Ltd	0.900	02/12/16	199,777
500,000	Australia & New Zealand Banking Group Ltd	1.450	05/15/18	483,890
500,000	Banco do Brasil S.A.	3.875	01/23/17	511,250
200,000	Banco do Brasil S.A.	3.875	10/10/22	174,000
100,000	Bancolombia S.A.	4.250	01/12/16	103,750
200,000	Bancolombia S.A.	5.950	06/03/21	208,000
300,000	Bank of America Corp	1.350	11/21/16	299,876
500,000	Bank of America Corp	5.420	03/15/17	549,694
775,000	Bank of America Corp	2.600	01/15/19	778,421
1,000,000	Bank of America NA	1.125	11/14/16	1,001,136
500,000	Bank of Montreal	1.300	07/15/16	504,193
400,000	Bank of Montreal	1.450	04/09/18	389,500
300,000	Bank of Montreal	2.375	01/25/19	299,131
500,000	Bank of New York Mellon Corp	0.700	03/04/16	497,380
500,000	Bank of New York Mellon Corp	2.100	01/15/19	495,600
500,000	Bank of New York Mellon Corp	3.950	11/18/25	495,037
200,000	Bank of Nova Scotia	0.750	10/09/15	200,653
750,000	Bank of Nova Scotia	1.375	07/15/16	758,251
300,000	Bank of Nova Scotia	1.100	12/13/16	301,438
350,000	Bank of Nova Scotia	1.450	04/25/18	340,157
500,000	Bank of Nova Scotia	2.050	10/30/18	495,307
28

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Barclays Bank plc	5.140%	10/14/20	$532,436
500,000	BB&T Corp	5.200	12/23/15	540,255
100,000	BB&T Corp	3.200	03/15/16	104,571
200,000	BB&T Corp	2.150	03/22/17	202,209
70,000	BB&T Corp	4.900	06/30/17	76,600
150,000	BB&T Corp	1.600	08/15/17	148,661
300,000	BB&T Corp	1.450	01/12/18	292,101
200,000	BB&T Corp	2.050	06/19/18	198,007
400,000	BB&T Corp	6.850	04/30/19	481,006
200,000	BB&T Corp	3.950	03/22/22	196,466
150,000	BBVA US Senior SAU	3.250	05/16/14	151,205
500,000	BBVA US Senior SAU	4.664	10/09/15	525,639
460,000	BHP Billiton Finance Ltd	5.400	03/29/17	515,181
400,000	BHP Billiton Finance USA Ltd	5.500	04/01/14	405,102
300,000	BHP Billiton Finance USA Ltd	1.000	02/24/15	301,645
500,000	BHP Billiton Finance USA Ltd	1.625	02/24/17	501,355
300,000	BHP Billiton Finance USA Ltd	2.050	09/30/18	299,963
450,000	BHP Billiton Finance USA Ltd	6.500	04/01/19	539,501
100,000	BHP Billiton Finance USA Ltd	3.250	11/21/21	99,407
800,000	BHP Billiton Finance USA Ltd	2.875	02/24/22	765,055
375,000	BHP Billiton Finance USA Ltd	3.850	09/30/23	376,627
200,000	BHP Billiton Finance USA Ltd	4.125	02/24/42	177,717
500,000	BHP Billiton Finance USA Ltd	5.000	09/30/43	508,370
300,000	BNP Paribas S.A.	1.250	12/12/16	300,220
1,000,000	BNP Paribas S.A.	2.700	08/20/18	1,018,751
300,000	BNP Paribas S.A.	2.400	12/12/18	300,191
300,000	BPCE S.A.	1.700	04/25/16	302,230
250,000	BPCE S.A.	2.500	12/10/18	248,661
200,000	Branch Banking & Trust Co	1.450	10/03/16	201,874
300,000	Branch Banking & Trust Co	1.050	12/01/16	299,463
400,000	Canadian Imperial Bank of Commerce	1.350	07/18/16	402,856
972,000	Capital One Bank USA NA	3.375	02/15/23	903,649
300,000	Capital One Financial Corp	2.150	03/23/15	304,974
600,000	Capital One Financial Corp	1.000	11/06/15	599,738
250,000	Capital One NA	1.500	03/22/18	243,119
350,000	Citigroup, Inc	2.650	03/02/15	357,099
1,750,000	Citigroup, Inc	3.953	06/15/16	1,861,828
500,000	Citigroup, Inc	1.300	11/15/16	498,255
200,000	Citigroup, Inc	4.450	01/10/17	216,760
11,000	Citigroup, Inc	6.000	08/15/17	12,537
915,000	Citigroup, Inc	6.125	11/21/17	1,054,729
407,000	Citigroup, Inc	6.125	05/15/18	471,017
300,000	Citigroup, Inc	2.500	09/26/18	301,514
2,810,000	Citigroup, Inc	5.375	08/09/20	3,196,774
2,700,000	Citigroup, Inc	4.500	01/14/22	2,861,222
1,000,000	Citigroup, Inc	3.875	10/25/23	983,058
400,000	Citigroup, Inc	5.500	09/13/25	421,296
344,000	Citigroup, Inc	6.875	03/05/38	423,016
225,000	Citigroup, Inc	6.675	09/13/43	258,891
250,000	Comerica Bank	5.750	11/21/16	281,269
50,000	Comerica Bank	5.200	08/22/17	55,054
600,000	Commonwealth Bank of Australia	2.500	09/20/18	605,905
29

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375%	01/19/17	$421,156
275,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	271,596
1,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	1,005,451
375,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	363,371
425,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	427,983
400,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	5.750	12/01/43	424,034
200,000		Corpbanca S.A.	3.125	01/15/18	191,337
700,000		Deutsche Bank AG	3.875	08/18/14	714,686
900,000		Deutsche Bank AG	3.450	03/30/15	928,829
1,350,000		Deutsche Bank AG	3.250	01/11/16	1,411,918
500,000	i	Deutsche Bank AG	4.296	05/24/28	452,667
400,000		Discover Bank	2.000	02/21/18	392,866
215,000		Discover Bank	7.000	04/15/20	250,042
400,000		Discover Bank	4.200	08/08/23	394,524
450,000		Fifth Third Bancorp	3.625	01/25/16	472,765
200,000		Fifth Third Bancorp	3.500	03/15/22	195,030
500,000		Fifth Third Bancorp	4.300	01/16/24	489,721
140,000		Fifth Third Bancorp	8.250	03/01/38	186,395
250,000		Fifth Third Bank	4.750	02/01/15	260,399
500,000		Fifth Third Bank	1.150	11/18/16	499,654
500,000		Fifth Third Bank	1.450	02/28/18	487,207
100,000		First Horizon National Corp	5.375	12/15/15	107,491
200,000		First Niagara Financial Group, Inc	7.250	12/15/21	231,264
100,000		FirstMerit Corp	4.350	02/04/23	97,970
750,000		HSBC Bank USA NA	4.875	08/24/20	809,423
266,000		HSBC Bank USA NA	5.875	11/01/34	292,424
33,000		HSBC Bank USA NA	7.000	01/15/39	41,290
150,000		HSBC Holdings plc	4.875	01/14/22	161,868
1,925,000		HSBC Holdings plc	6.500	09/15/37	2,276,767
550,000		HSBC Holdings plc	6.100	01/14/42	655,233
700,000		HSBC USA, Inc	2.375	02/13/15	714,257
1,000,000		HSBC USA, Inc	1.625	01/16/18	986,057
750,000		HSBC USA, Inc	2.625	09/24/18	762,658
200,000		Huntington Bancshares, Inc	2.600	08/02/18	200,117
250,000		Huntington National Bank	1.350	08/02/16	249,908
200,000		Huntington National Bank	1.300	11/20/16	200,030
750,000		Inter-American Development Bank	1.375	07/15/20	695,837
300,000		Intesa Sanpaolo S.p.A	3.125	01/15/16	305,719
625,000		Intesa Sanpaolo S.p.A	3.875	01/16/18	639,988
500,000		Intesa Sanpaolo S.p.A	3.875	01/15/19	497,108
200,000		Invesco Finance plc	4.000	01/30/24	198,236
200,000		Invesco Finance plc	5.375	11/30/43	201,769
1,475,000		JPMorgan Chase & Co	2.050	01/24/14	1,475,000
634,000		JPMorgan Chase & Co	5.125	09/15/14	653,193
225,000		JPMorgan Chase & Co	3.700	01/20/15	232,021
800,000		JPMorgan Chase & Co	1.875	03/20/15	810,814
1,610,000		JPMorgan Chase & Co	3.400	06/24/15	1,671,888
700,000		JPMorgan Chase & Co	5.150	10/01/15	748,159
1,000,000		JPMorgan Chase & Co	1.125	02/26/16	1,001,702
1,250,000		JPMorgan Chase & Co	3.450	03/01/16	1,311,056
300,000		JPMorgan Chase & Co	3.150	07/05/16	314,515
335,000		JPMorgan Chase & Co	6.000	01/15/18	385,745
30

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		JPMorgan Chase & Co	1.800%	01/25/18	$396,489
500,000		JPMorgan Chase & Co	1.625	05/15/18	489,600
180,000		JPMorgan Chase & Co	4.950	03/25/20	199,626
700,000		JPMorgan Chase & Co	4.400	07/22/20	752,471
1,820,000		JPMorgan Chase & Co	4.250	10/15/20	1,929,267
750,000		JPMorgan Chase & Co	4.625	05/10/21	808,501
1,950,000		JPMorgan Chase & Co	4.350	08/15/21	2,055,144
1,000,000		JPMorgan Chase & Co	4.500	01/24/22	1,057,731
2,150,000		JPMorgan Chase & Co	3.250	09/23/22	2,060,390
600,000		JPMorgan Chase & Co	3.200	01/25/23	568,816
958,000		JPMorgan Chase & Co	5.500	10/15/40	1,040,903
1,000,000		JPMorgan Chase & Co	5.625	08/16/43	1,056,774
50,000		KeyBank NA	5.800	07/01/14	51,291
300,000		KeyBank NA	1.100	11/25/16	299,365
500,000		KeyBank NA	1.650	02/01/18	491,708
600,000		KeyCorp	3.750	08/13/15	627,446
400,000		KeyCorp	2.300	12/13/18	397,098
150,000		KeyCorp	5.100	03/24/21	163,937
500,000		Lloyds Bank plc	2.300	11/27/18	498,703
200,000		Manufacturers & Traders Trust Co	1.450	03/07/18	194,541
280,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	289,100
250,000		National Australia Bank	2.000	03/09/15	254,437
250,000		National Australia Bank	2.750	03/09/17	259,090
250,000		National Australia Bank Ltd	1.600	08/07/15	253,986
400,000		National Australia Bank Ltd	0.900	01/20/16	399,954
300,000		National Australia Bank Ltd	1.300	07/25/16	301,632
300,000		National Australia Bank Ltd	2.300	07/25/18	301,966
400,000		National Australia Bank Ltd	3.000	01/20/23	373,186
250,000		National Bank of Canada	1.500	06/26/15	253,223
500,000		National Bank of Canada	1.450	11/07/17	486,134
500,000		Nordic Investment Bank	2.250	03/15/16	518,100
1,500,000		Nordic Investment Bank	0.750	01/17/18	1,459,800
350,000		Northern Trust Corp	2.375	08/02/22	323,347
500,000		Northern Trust Corp	3.950	10/30/25	487,248
100,000		People’s United Financial, Inc	3.650	12/06/22	94,541
200,000		PNC Bank NA	0.800	01/28/16	199,531
300,000		PNC Bank NA	1.300	10/03/16	301,614
750,000		PNC Bank NA	2.700	11/01/22	679,850
500,000		PNC Bank NA	2.950	01/30/23	460,157
100,000		PNC Bank NA	4.200	11/01/25	98,022
150,000	i	PNC Financial Services Group, Inc	2.854	11/09/22	139,305
580,000		PNC Funding Corp	5.400	06/10/14	592,783
700,000		PNC Funding Corp	2.700	09/19/16	730,144
645,000		PNC Funding Corp	5.125	02/08/20	724,437
50,000		PNC Funding Corp	4.375	08/11/20	53,454
400,000		PNC Funding Corp	3.300	03/08/22	393,059
71,000		Regions Financial Corp	7.750	11/10/14	74,909
350,000		Regions Financial Corp	2.000	05/15/18	338,909
500,000		Royal Bank of Canada	0.800	10/30/15	501,233
750,000		Royal Bank of Canada	1.125	07/22/16	749,903
700,000		Royal Bank of Canada	1.450	09/09/16	709,911
500,000		Royal Bank of Canada	1.200	09/19/17	495,417
31

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Royal Bank of Canada	1.500%	01/16/18	$294,141
500,000		Royal Bank of Canada	2.200	07/27/18	502,031
500,000		Royal Bank of Canada	2.000	10/01/18	497,405
1,250,000		Royal Bank of Scotland Group plc	2.550	09/18/15	1,278,446
250,000		Royal Bank of Scotland Group plc	6.400	10/21/19	288,081
750,000		Royal Bank of Scotland plc	6.125	01/11/21	848,896
150,000		Santander Holdings USA, Inc	3.000	09/24/15	154,897
200,000		Santander Holdings USA, Inc	3.450	08/27/18	205,133
400,000		Societe Generale S.A.	2.625	10/01/18	403,508
250,000		Sovereign Bank	8.750	05/30/18	300,386
350,000		State Street Corp	3.700	11/20/23	347,248
300,000		Sumitomo Mitsui Banking Corp	0.900	01/18/16	299,428
250,000		Sumitomo Mitsui Banking Corp	1.800	07/18/17	248,117
300,000		Sumitomo Mitsui Banking Corp	1.500	01/18/18	291,624
250,000		Sumitomo Mitsui Banking Corp	3.200	07/18/22	237,637
300,000		Sumitomo Mitsui Banking Corp	3.000	01/18/23	278,378
300,000		SunTrust Bank	7.250	03/15/18	352,976
100,000		SunTrust Banks, Inc	3.600	04/15/16	105,332
150,000		SunTrust Banks, Inc	3.500	01/20/17	157,728
100,000		SunTrust Banks, Inc	6.000	09/11/17	113,252
200,000		SunTrust Banks, Inc	2.350	11/01/18	198,940
50,000		SVB Financial Group	5.375	09/15/20	55,065
200,000		Svenska Handelsbanken AB	3.125	07/12/16	209,181
300,000		Svenska Handelsbanken AB	2.875	04/04/17	312,498
500,000		Svenska Handelsbanken AB	1.625	03/21/18	490,510
300,000		Svenska Handelsbanken AB	2.500	01/25/19	302,333
300,000		Toronto-Dominion Bank	2.500	07/14/16	311,182
300,000		Toronto-Dominion Bank	1.500	09/09/16	303,685
650,000		Toronto-Dominion Bank	2.375	10/19/16	674,848
400,000		Toronto-Dominion Bank	1.400	04/30/18	389,189
600,000		Toronto-Dominion Bank	2.625	09/10/18	611,927
250,000		Union Bank NA	1.500	09/26/16	252,834
250,000		Union Bank NA	2.625	09/26/18	254,488
315,000		Union Bank of California NA	5.950	05/11/16	349,064
225,000		UnionBanCal Corp	3.500	06/18/22	220,700
300,000		US Bancorp	2.200	11/15/16	309,810
940,000		US Bancorp	1.650	05/15/17	941,976
1,000,000		US Bancorp	1.950	11/15/18	994,637
325,000		US Bancorp	3.000	03/15/22	314,266
200,000		US Bancorp	2.950	07/15/22	185,825
250,000	i	US Bank NA	3.778	04/29/20	258,715
692,000		Wachovia Bank NA	4.800	11/01/14	717,696
2,600,000		Wells Fargo & Co	1.250	02/13/15	2,621,466
1,000,000		Wells Fargo & Co	1.500	07/01/15	1,014,062
650,000	i	Wells Fargo & Co	3.676	06/15/16	692,084
1,250,000		Wells Fargo & Co	2.100	05/08/17	1,273,311
1,400,000		Wells Fargo & Co	1.500	01/16/18	1,390,956
425,000		Wells Fargo & Co	2.150	01/15/19	423,669
1,200,000		Wells Fargo & Co	4.600	04/01/21	1,315,472
2,500,000		Wells Fargo & Co	3.500	03/08/22	2,500,660
700,000		Wells Fargo & Co	3.450	02/13/23	661,805
500,000		Wells Fargo & Co	4.125	08/15/23	492,925
32

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$334,000	g	Wells Fargo & Co	4.480%	01/16/24	$332,478
264,000		Wells Fargo & Co	5.375	02/07/35	279,469
225,000		Wells Fargo & Co	5.375	11/02/43	230,401
1,143,000	g	Wells Fargo & Co	5.606	01/15/44	1,187,219
20,000		Western Union Co	5.930	10/01/16	22,227
500,000		Western Union Co	2.875	12/10/17	507,619
100,000		Western Union Co	3.650	08/22/18	101,939
400,000		Western Union Co	5.253	04/01/20	426,159
1,455,000		Westpac Banking Corp	3.000	08/04/15	1,511,595
500,000		Westpac Banking Corp	1.125	09/25/15	505,422
150,000		Westpac Banking Corp	3.000	12/09/15	156,432
300,000		Westpac Banking Corp	1.050	11/25/16	299,024
400,000		Westpac Banking Corp	2.000	08/14/17	402,389
750,000		Westpac Banking Corp	1.600	01/12/18	738,850
75,000		Westpac Banking Corp	4.875	11/19/19	83,223
		TOTAL BANKS			134,495,488

CAPITAL GOODS - 0.7%
250,000		Agilent Technologies, Inc	6.500	11/01/17	289,585
100,000		Agilent Technologies, Inc	5.000	07/15/20	107,809
100,000		Agilent Technologies, Inc	3.200	10/01/22	91,528
400,000		Agilent Technologies, Inc	3.875	07/15/23	379,125
200,000		Applied Materials, Inc	4.300	06/15/21	207,013
100,000		Applied Materials, Inc	5.850	06/15/41	103,554
200,000		Arrow Electronics, Inc	3.000	03/01/18	200,103
200,000		Arrow Electronics, Inc	5.125	03/01/21	204,668
225,000		Avnet, Inc	6.625	09/15/16	252,119
300,000		Avnet, Inc	4.875	12/01/22	301,263
100,000		Cameron International Corp	6.375	07/15/18	116,294
150,000		Cameron International Corp	3.600	04/30/22	146,970
100,000		Cameron International Corp	5.950	06/01/41	108,649
100,000		Carlisle Cos, Inc	5.125	12/15/20	104,806
100,000		Carlisle Cos, Inc	3.750	11/15/22	93,477
250,000		Caterpillar Financial Services Corp	2.050	08/01/16	256,634
300,000		Caterpillar Financial Services Corp	1.750	03/24/17	299,659
500,000		Caterpillar Financial Services Corp	1.625	06/01/17	503,130
500,000		Caterpillar Financial Services Corp	5.850	09/01/17	569,970
500,000		Caterpillar Financial Services Corp	1.250	11/06/17	492,837
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	227,336
200,000		Caterpillar Financial Services Corp	2.450	09/06/18	202,776
1,361,000		Caterpillar Financial Services Corp	7.150	02/15/19	1,672,979
500,000		Caterpillar Financial Services Corp	3.750	11/24/23	493,647
50,000		Caterpillar, Inc	5.700	08/15/16	55,745
150,000		Caterpillar, Inc	1.500	06/26/17	149,273
200,000		Caterpillar, Inc	3.900	05/27/21	207,740
200,000		Caterpillar, Inc	2.600	06/26/22	185,414
438,000		Caterpillar, Inc	3.803	08/15/42	368,325
175,000		CC Holdings GS V LLC	3.849	04/15/23	163,818
100,000		Crane Co	2.750	12/15/18	99,512
150,000		CRH America, Inc	4.125	01/15/16	158,275
350,000		CRH America, Inc	6.000	09/30/16	390,993
300,000		CRH America, Inc	5.750	01/15/21	329,672
33

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Cummins, Inc	3.650%	10/01/23	$197,313
200,000		Cummins, Inc	4.875	10/01/43	200,297
450,000		Danaher Corp	5.625	01/15/18	512,977
200,000		Danaher Corp	3.900	06/23/21	206,935
150,000		Deere & Co	2.600	06/08/22	140,260
218,000		Deere & Co	5.375	10/16/29	244,778
350,000		Deere & Co	3.900	06/09/42	307,069
200,000		Dover Corp	4.875	10/15/15	214,386
150,000		Dover Corp	5.450	03/15/18	169,540
100,000		Dover Corp	5.375	03/01/41	107,164
600,000		Eaton Corp	1.500	11/02/17	588,199
200,000		Eaton Corp	5.600	05/15/18	224,292
325,000		Eaton Corp	2.750	11/02/22	303,179
150,000		Eaton Corp	4.000	11/02/32	137,761
250,000		Eaton Corp	4.150	11/02/42	222,084
300,000		Emerson Electric Co	5.250	10/15/18	340,061
400,000		Emerson Electric Co	4.875	10/15/19	447,504
350,000		Emerson Electric Co	2.625	02/15/23	326,897
100,000		Energizer Holdings, Inc	4.700	05/19/21	101,015
100,000		Energizer Holdings, Inc	4.700	05/24/22	99,819
150,000		Flowserve Corp	3.500	09/15/22	141,300
200,000		Flowserve Corp	4.000	11/15/23	194,486
100,000		FMC Technologies, Inc	2.000	10/01/17	99,155
100,000		FMC Technologies, Inc	3.450	10/01/22	92,093
300,000		General Dynamics Corp	2.250	07/15/16	309,247
600,000		General Dynamics Corp	1.000	11/15/17	581,354
600,000		General Dynamics Corp	2.250	11/15/22	538,723
225,000		General Dynamics Corp	3.600	11/15/42	183,807
100,000		IDEX Corp	4.500	12/15/20	101,990
200,000		IDEX Corp	4.200	12/15/21	197,922
100,000		Illinois Tool Works, Inc	6.250	04/01/19	119,263
200,000		Illinois Tool Works, Inc	4.875	09/15/41	197,000
500,000		Illinois Tool Works, Inc	3.900	09/01/42	427,879
170,000		Ingersoll-Rand Global Holding Co Ltd	6.875	08/15/18	200,072
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	246,407
300,000	g	Ingersoll-Rand Global Holding Co Ltd	4.250	06/15/23	293,013
200,000	g	Ingersoll-Rand Global Holding Co Ltd	5.750	06/15/43	202,994
500,000		John Deere Capital Corp	1.300	03/12/18	488,634
200,000		John Deere Capital Corp	1.950	12/13/18	198,726
100,000		Joy Global, Inc	5.125	10/15/21	102,699
200,000		Kennametal, Inc	2.650	11/01/19	194,749
150,000		Kennametal, Inc	3.875	02/15/22	142,640
100,000		KLA-Tencor Corp	6.900	05/01/18	117,014
100,000		Legrand France S.A.	8.500	02/15/25	129,009
400,000		Lockheed Martin Corp	7.650	05/01/16	461,401
200,000		Lockheed Martin Corp	3.350	09/15/21	198,440
350,000		Lockheed Martin Corp	4.850	09/15/41	343,958
608,000		Lockheed Martin Corp	4.070	12/15/42	531,644
300,000		Mosaic Co	4.250	11/15/23	296,279
300,000		Mosaic Co	5.450	11/15/33	305,654
100,000		Mosaic Co	4.875	11/15/41	90,544
300,000		Mosaic Co	5.625	11/15/43	304,345
34

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$300,000	National Oilwell Varco, Inc	2.600%	12/01/22	$276,091
300,000	National Oilwell Varco, Inc	3.950	12/01/42	264,835
250,000	Parker Hannifin Corp	3.500	09/15/22	244,374
275,000	Pentair Finance S.A.	1.350	12/01/15	276,693
225,000	Pentair Finance S.A.	2.650	12/01/19	213,866
100,000	Pentair Finance S.A.	3.150	09/15/22	90,326
275,000	Precision Castparts Corp	2.500	01/15/23	249,145
50,000	Raytheon Co	4.400	02/15/20	53,578
450,000	Raytheon Co	3.125	10/15/20	450,513
500,000	Raytheon Co	2.500	12/15/22	455,502
200,000	Raytheon Co	7.200	08/15/27	245,172
100,000	Raytheon Co	4.700	12/15/41	97,047
300,000	Reliance Steel & Aluminum Co	4.500	04/15/23	294,276
100,000	Rockwell Automation, Inc	6.250	12/01/37	116,471
100,000	Rockwell Collins, Inc	3.100	11/15/21	97,565
125,000	Rockwell Collins, Inc	3.700	12/15/23	123,402
125,000	Rockwell Collins, Inc	4.800	12/15/43	125,491
200,000	Roper Industries, Inc	1.850	11/15/17	198,253
125,000	Roper Industries, Inc	2.050	10/01/18	121,478
100,000	Roper Industries, Inc	6.250	09/01/19	114,691
200,000	Roper Industries, Inc	3.125	11/15/22	183,296
750,000	Seagate HDD Cayman	7.000	11/01/21	827,813
100,000	Snap-on, Inc	4.250	01/15/18	107,126
250,000	Stanley Black & Decker, Inc	3.400	12/01/21	245,636
600,000	Stanley Black & Decker, Inc	2.900	11/01/22	557,417
100,000	Stanley Black & Decker, Inc	5.200	09/01/40	100,643
250,000	Textron, Inc	5.600	12/01/17	276,868
200,000	Tupperware Brands Corp	4.750	06/01/21	201,139
21,000	Tyco International Finance S.A.	3.375	10/15/15	21,789
83,000	Tyco International Finance S.A.	8.500	01/15/19	101,811
500,000	United Technologies Corp	4.875	05/01/15	528,402
250,000	United Technologies Corp	1.800	06/01/17	253,854
1,400,000	United Technologies Corp	5.375	12/15/17	1,595,384
490,000	United Technologies Corp	4.500	04/15/20	533,082
325,000	United Technologies Corp	3.100	06/01/22	317,779
280,000	United Technologies Corp	5.400	05/01/35	314,516
280,000	United Technologies Corp	6.050	06/01/36	328,789
145,000	United Technologies Corp	5.700	04/15/40	164,717
1,350,000	United Technologies Corp	4.500	06/01/42	1,310,967
100,000	Valmont Industries, Inc	6.625	04/20/20	112,197
100,000	Xylem, Inc	3.550	09/20/16	105,036
300,000	Xylem, Inc	4.875	10/01/21	312,732
	TOTAL CAPITAL GOODS			35,268,431

COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
600,000	Air Lease Corp	3.375	01/15/19	600,000
200,000	Celgene Corp	1.900	08/15/17	199,054
300,000	Celgene Corp	2.300	08/15/18	298,353
200,000	Celgene Corp	3.950	10/15/20	207,149
300,000	Celgene Corp	3.250	08/15/22	284,027
300,000	Celgene Corp	5.250	08/15/43	302,466
30,000	Corp Andina de Fomento	5.125	05/05/15	31,246
35

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$500,000		Corp Andina de Fomento	3.750%	01/15/16	$519,849
527,000		Corp Andina de Fomento	4.375	06/15/22	521,825
1,000,000		Council of Europe Development Bank	2.625	02/16/16	1,040,800
500,000		Council of Europe Development Bank	1.500	06/19/17	504,600
500,000		Council Of Europe Development Bank	1.125	05/31/18	486,935
300,000		Daimler Finance North America LLC	8.500	01/18/31	435,580
300,000		eBay, Inc	0.700	07/15/15	300,806
300,000		eBay, Inc	1.350	07/15/17	298,291
200,000		eBay, Inc	3.250	10/15/20	203,472
400,000		eBay, Inc	2.600	07/15/22	367,891
200,000		eBay, Inc	4.000	07/15/42	169,372
150,000		Equifax, Inc	6.300	07/01/17	170,978
200,000		Equifax, Inc	3.300	12/15/22	184,625
1,000,000		European Investment Bank	0.625	04/15/16	991,005
750,000		European Investment Bank	1.000	03/15/18	732,585
500,000		European Investment Bank	1.000	06/15/18	485,200
500,000		Howard Hughes Medical Institute	3.500	09/01/23	491,680
500,000		International Bank for Reconstruction & Development	2.125	02/13/23	465,470
200,000		Leidos Holdings, Inc	5.950	12/01/40	191,096
200,000		McGraw-Hill Cos, Inc	5.900	11/15/17	217,241
300,000		Moody’s Corp	4.500	09/01/22	295,424
400,000		Moody’s Corp	4.875	02/15/24	399,638
200,000	g	News America, Inc	4.000	10/01/23	197,672
225,000	g	News America, Inc	5.400	10/01/43	227,826
44,000		Quest Diagnostics, Inc	5.450	11/01/15	47,425
400,000		Quest Diagnostics, Inc	4.700	04/01/21	410,201
150,000		Quest Diagnostics, Inc	6.950	07/01/37	165,509
329,000		Reed Elsevier Capital, Inc	3.125	10/15/22	304,244
63,000		Republic Services, Inc	5.500	09/15/19	70,890
265,000		Republic Services, Inc	5.000	03/01/20	290,604
580,000		Republic Services, Inc	5.250	11/15/21	632,342
250,000		Republic Services, Inc	3.550	06/01/22	241,058
30,000		Republic Services, Inc	6.200	03/01/40	34,051
300,000		Republic Services, Inc	5.700	05/15/41	321,065
150,000		SAIC, Inc	4.450	12/01/20	150,381
100,000		Svensk Exportkredit AB	3.250	09/16/14	102,024
1,000,000		Svensk Exportkredit AB	1.750	05/30/17	1,017,040
300,000		Thomson Reuters Corp	0.875	05/23/16	297,889
200,000		Thomson Reuters Corp	1.300	02/23/17	199,118
345,000		Thomson Reuters Corp	6.500	07/15/18	400,005
100,000		Thomson Reuters Corp	4.300	11/23/23	100,430
145,000		Thomson Reuters Corp	5.850	04/15/40	147,040
400,000		Thomson Reuters Corp	4.500	05/23/43	338,596
200,000		Thomson Reuters Corp	5.650	11/23/43	203,626
200,000	g	URS Corp	5.000	04/01/22	196,991
25,000		Vanderbilt University	5.250	04/01/19	28,244
310,000		Waste Management, Inc	4.600	03/01/21	330,294
850,000		Waste Management, Inc	2.900	09/15/22	787,426
255,000		Waste Management, Inc	6.125	11/30/39	291,335
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			18,929,984
36

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.1%
$100,000	Hasbro, Inc	6.125%	05/15/14	$102,003
100,000	Hasbro, Inc	6.350	03/15/40	105,335
200,000	Leggett & Platt, Inc	3.400	08/15/22	191,239
150,000	Mattel, Inc	1.700	03/15/18	146,555
100,000	Mattel, Inc	4.350	10/01/20	104,112
150,000	Mattel, Inc	3.150	03/15/23	138,232
100,000	Mattel, Inc	5.450	11/01/41	99,922
100,000	MDC Holdings, Inc	6.000	01/15/43	86,277
100,000	Mohawk Industries, Inc	3.850	02/01/23	95,000
100,000	Newell Rubbermaid, Inc	4.700	08/15/20	104,885
200,000	Newell Rubbermaid, Inc	4.000	06/15/22	195,703
300,000	NIKE, Inc	2.250	05/01/23	268,239
300,000	NIKE, Inc	3.625	05/01/43	251,671
150,000	NVR, Inc	3.950	09/15/22	141,769
200,000	Ralph Lauren Corp	2.125	09/26/18	199,005
300,000	Rio Tinto Finance USA plc	1.375	06/17/16	304,672
220,000	VF Corp	6.450	11/01/37	260,849
200,000	Whirlpool Corp	8.600	05/01/14	205,239
150,000	Whirlpool Corp	4.700	06/01/22	155,740
100,000	Whirlpool Corp	3.700	03/01/23	95,596
100,000	Whirlpool Corp	5.150	03/01/43	96,414
200,000	Xerox Corp	6.750	12/15/39	218,346
	TOTAL CONSUMER DURABLES & APPAREL			3,566,803

CONSUMER SERVICES - 0.3%
200,000	Board of Trustees of The Leland Stanford Junior University	3.625	05/01/14	202,003
100,000	Board of Trustees of The Leland Stanford Junior University	4.750	05/01/19	112,390
200,000	Brinker International, Inc	3.875	05/15/23	180,043
200,000	Catholic Health Initiatives	2.600	08/01/18	200,657
500,000	Catholic Health Initiatives	2.950	11/01/22	454,424
200,000	Catholic Health Initiatives	4.200	08/01/23	196,108
100,000	Cintas Corp No 2	4.300	06/01/21	103,817
200,000	Cintas Corp No 2	3.250	06/01/22	190,670
487,695	Continental Airlines	4.150	04/11/24	490,134
100,000	Cornell University	5.450	02/01/19	114,414
100,000	Darden Restaurants, Inc	6.200	10/15/17	111,411
200,000	Darden Restaurants, Inc	3.350	11/01/22	172,063
100,000	Darden Restaurants, Inc	6.800	10/15/37	100,635
75,000	Dartmouth College	4.750	06/01/19	83,545
300,000	Dun & Bradstreet Corp	3.250	12/01/17	303,229
100,000	George Washington University	3.485	09/15/22	95,493
175,000	GlaxoSmithKline Capital plc	0.750	05/08/15	175,695
300,000	GlaxoSmithKline Capital plc	1.500	05/08/17	300,134
300,000	GlaxoSmithKline Capital plc	2.850	05/08/22	282,944
100,000	Hyatt Hotels Corp	3.875	08/15/16	105,589
200,000	Hyatt Hotels Corp	3.375	07/15/23	183,355
75,000	Johns Hopkins University	5.250	07/01/19	84,639
200,000	Marriott International, Inc	3.000	03/01/19	201,401
200,000	Marriott International, Inc	3.375	10/15/20	198,061
200,000	Marriott International, Inc	3.250	09/15/22	186,462
250,000	Massachusetts Institute of Technology	5.600	07/01/11	283,971
300,000	McDonald’s Corp	1.875	05/29/19	292,712
37

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$720,000	McDonald’s Corp	3.500%	07/15/20	$750,082
550,000	McDonald’s Corp	2.625	01/15/22	524,145
280,000	McDonald’s Corp	6.300	03/01/38	340,353
500,000	McDonald’s Corp	3.625	05/01/43	416,644
750,000	President and Fellows of Harvard College	3.619	10/01/37	635,193
100,000	Princeton University	4.950	03/01/19	113,084
220,000	Princeton University	5.700	03/01/39	252,666
200,000	Starwood Hotels & Resorts Worldwide, Inc	3.125	02/15/23	181,635
100,000	Trinity Acquisition plc	4.625	08/15/23	98,239
100,000	Trinity Acquisition plc	6.125	08/15/43	101,090
350,000	Walt Disney Co	0.875	12/01/14	351,594
70,000	Walt Disney Co	5.625	09/15/16	78,593
700,000	Walt Disney Co	1.100	12/01/17	689,765
850,000	Walt Disney Co	2.550	02/15/22	791,309
200,000	Walt Disney Co	2.350	12/01/22	181,717
200,000	Walt Disney Co	7.000	03/01/32	255,905
100,000	Walt Disney Co	4.375	08/16/41	93,604
100,000	Walt Disney Co	4.125	12/01/41	90,749
200,000	Walt Disney Co	3.700	12/01/42	167,027
2,000	Wyndham Worldwide Corp	6.000	12/01/16	2,206
250,000	Wyndham Worldwide Corp	2.950	03/01/17	253,562
150,000	Wyndham Worldwide Corp	2.500	03/01/18	149,491
200,000	Wyndham Worldwide Corp	4.250	03/01/22	195,194
200,000	Wyndham Worldwide Corp	3.900	03/01/23	188,393
100,000	Yale University	2.900	10/15/14	101,974
72,000	Yum! Brands, Inc	6.250	03/15/18	82,959
50,000	Yum! Brands, Inc	3.875	11/01/20	50,655
400,000	Yum! Brands, Inc	3.875	11/01/23	386,916
26,000	Yum! Brands, Inc	6.875	11/15/37	29,604
200,000	Yum! Brands, Inc	5.350	11/01/43	194,330
	TOTAL CONSUMER SERVICES			13,154,677

DIVERSIFIED FINANCIALS - 4.6%
300,000	Abbey National Treasury Services plc	4.000	04/27/16	318,538
500,000	Abbey National Treasury Services plc	3.050	08/23/18	513,765
150,000	ABN Amro Bank NV	4.650	06/04/18	153,080
500,000	African Development Bank	3.000	05/27/14	505,500
250,000	African Development Bank	1.250	09/02/16	252,875
1,200,000	African Development Bank	1.125	03/15/17	1,203,720
500,000	African Development Bank	1.625	10/02/18	495,755
20,000	Ahold Finance USA LLC	6.875	05/01/29	23,683
600,000	American Express Centurion Bank	0.875	11/13/15	601,340
400,000	American Express Co	6.150	08/28/17	461,477
190,000	American Express Co	7.000	03/19/18	227,020
300,000	American Express Co	1.550	05/22/18	292,920
293,000	American Express Co	2.650	12/02/22	271,808
329,000	American Express Co	4.050	12/03/42	289,462
200,000	American Express Credit Corp	1.750	06/12/15	203,227
1,750,000	American Express Credit Corp	2.750	09/15/15	1,811,000
500,000	American Express Credit Corp	1.300	07/29/16	503,869
1,600,000	American Express Credit Corp	2.800	09/19/16	1,671,808
400,000	American Express Credit Corp	2.375	03/24/17	411,151
38

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$175,000		American Express Credit Corp	2.125%	07/27/18	$175,294
300,000		American Honda Finance Corp	1.125	10/07/16	301,226
300,000		American Honda Finance Corp	2.125	10/10/18	298,765
125,000		Ameriprise Financial, Inc	5.650	11/15/15	135,760
295,000		Ameriprise Financial, Inc	5.300	03/15/20	332,686
400,000		Ameriprise Financial, Inc	4.000	10/15/23	398,814
200,000		Ares Capital Corp	4.875	11/30/18	204,713
1,500,000		Asian Development Bank	1.375	03/23/20	1,413,642
250,000		Australia & New Zealand Banking Group Ltd	1.875	10/06/17	249,845
4,220,000		Bank of America Corp	4.500	04/01/15	4,414,863
2,045,000		Bank of America Corp	3.700	09/01/15	2,137,661
300,000		Bank of America Corp	1.250	01/11/16	301,350
550,000		Bank of America Corp	3.625	03/17/16	578,636
1,200,000		Bank of America Corp	6.500	08/01/16	1,354,906
585,000		Bank of America Corp	5.300	03/15/17	644,800
1,000,000		Bank of America Corp	3.875	03/22/17	1,067,318
575,000		Bank of America Corp	6.000	09/01/17	656,530
590,000		Bank of America Corp	5.750	12/01/17	671,487
900,000		Bank of America Corp	2.000	01/11/18	898,403
320,000		Bank of America Corp	5.650	05/01/18	364,246
600,000		Bank of America Corp	5.490	03/15/19	664,215
2,300,000		Bank of America Corp	5.875	01/05/21	2,643,588
500,000		Bank of America Corp	5.700	01/24/22	565,927
1,425,000		Bank of America Corp	3.300	01/11/23	1,348,430
500,000		Bank of America Corp	4.100	07/24/23	502,121
700,000		Bank of America Corp	5.875	02/07/42	800,583
400,000		Bank of Montreal	0.800	11/06/15	402,169
450,000		Bank of Montreal	2.500	01/11/17	463,540
200,000		Bank of Montreal	1.400	09/11/17	196,901
400,000		Bank of Montreal	2.550	11/06/22	365,690
300,000		Bank of New York Mellon Corp	1.700	11/24/14	303,244
1,150,000		Bank of New York Mellon Corp	2.300	07/28/16	1,187,694
100,000	i	Bank of New York Mellon Corp	1.969	06/20/17	101,084
500,000		Bank of New York Mellon Corp	1.300	01/25/18	487,442
300,000		Bank of New York Mellon Corp	2.100	08/01/18	298,878
500,000		Bank of New York Mellon Corp	3.550	09/23/21	511,570
900,000		Bank of Nova Scotia	3.400	01/22/15	928,492
100,000		Bank of Nova Scotia	2.050	10/07/15	102,583
500,000		Bank of Nova Scotia	2.900	03/29/16	520,473
150,000		Bank of Nova Scotia	2.550	01/12/17	155,567
400,000		Bank of Nova Scotia	1.375	12/18/17	392,537
200,000		Bank of Nova Scotia	4.375	01/13/21	215,261
500,000		Barclays Bank plc	2.750	02/23/15	511,294
1,900,000		Barclays Bank plc	5.000	09/22/16	2,091,794
80,000		Bear Stearns Cos LLC	5.300	10/30/15	86,290
116,000		Bear Stearns Cos LLC	5.550	01/22/17	129,281
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	51,535
200,000		Berkshire Hathaway, Inc	3.750	08/15/21	206,206
300,000		Berkshire Hathaway, Inc	3.000	02/11/23	283,311
300,000		Berkshire Hathaway, Inc	4.500	02/11/43	277,334
275,000		BlackRock, Inc	3.500	12/10/14	283,036
210,000		BlackRock, Inc	6.250	09/15/17	243,658
39

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$390,000	BlackRock, Inc	5.000%	12/10/19	$440,346
125,000	BlackRock, Inc	3.375	06/01/22	123,636
100,000	Block Financial LLC	5.125	10/30/14	103,452
200,000	Block Financial LLC	5.500	11/01/22	205,552
480,000	BNP Paribas S.A.	3.250	03/11/15	494,671
800,000	BNP Paribas S.A.	3.600	02/23/16	842,252
500,000	BNP Paribas S.A.	2.375	09/14/17	510,483
700,000	BNP Paribas S.A.	5.000	01/15/21	767,891
300,000	BNP Paribas S.A.	3.250	03/03/23	283,843
200,000	Broadridge Financial Solutions, Inc	3.950	09/01/20	201,205
400,000	Canadian Imperial Bank of Commerce	0.900	10/01/15	402,191
425,000	Canadian Imperial Bank of Commerce	2.350	12/11/15	438,927
300,000	Canadian Imperial Bank of Commerce	1.550	01/23/18	293,431
125,000	Capital One Bank USA NA	1.150	11/21/16	124,455
400,000	Capital One Bank USA NA	2.150	11/21/18	397,860
700,000	Capital One Financial Corp	7.375	05/23/14	718,026
250,000	Capital One Financial Corp	3.150	07/15/16	261,268
200,000	Charles Schwab Corp	0.850	12/04/15	200,556
300,000	Charles Schwab Corp	2.200	07/25/18	301,070
100,000	Charles Schwab Corp	4.450	07/22/20	108,098
200,000	Charles Schwab Corp	3.225	09/01/22	192,494
300,000	Citigroup, Inc	2.250	08/07/15	306,233
300,000	Citigroup, Inc	4.950	11/07/43	298,826
235,000	Citigroup, Inc	5.500	10/15/14	243,730
500,000	Citigroup, Inc	1.250	01/15/16	501,659
500,000	Citigroup, Inc	1.300	04/01/16	501,162
1,000,000	Citigroup, Inc	1.700	07/25/16	1,009,422
750,000	Citigroup, Inc	1.750	05/01/18	737,470
1,675,000	Citigroup, Inc	4.050	07/30/22	1,656,335
870,000	Citigroup, Inc	3.375	03/01/23	826,948
600,000	Citigroup, Inc	3.500	05/15/23	559,075
200,000	Citigroup, Inc	5.875	01/30/42	224,775
120,000	CME Group, Inc	5.750	02/15/14	120,703
350,000	CME Group, Inc	3.000	09/15/22	330,511
200,000	CME Group, Inc	5.300	09/15/43	209,307
400,000	Commonwealth Bank of Australia	1.950	03/16/15	406,684
250,000	Commonwealth Bank of Australia	1.250	09/18/15	252,744
250,000	Commonwealth Bank of Australia	1.900	09/18/17	249,748
1,480,000	Credit Suisse	5.500	05/01/14	1,504,124
2,250,000	Credit Suisse	5.400	01/14/20	2,500,499
250,000	Diageo Investment Corp	2.875	05/11/22	238,307
100,000	Diageo Investment Corp	4.250	05/11/42	91,741
155,000	Digital Realty Trust LP	4.500	07/15/15	161,226
300,000	Digital Realty Trust LP	3.625	10/01/22	267,983
100,000	Discover Financial Services	5.200	04/27/22	104,060
17,000	Eaton Vance Corp	6.500	10/02/17	19,296
300,000	Eaton Vance Corp	3.625	06/15/23	287,428
500,000	European Bank for Reconstruction & Development	0.750	09/01/17	492,630
1,300,000	European Bank for Reconstruction & Development	1.500	03/16/20	1,232,933
400,000	Export-Import Bank of Korea	2.875	09/17/18	404,725
300,000	FMS Wertmanagement AoeR	0.625	04/18/16	296,890
3,000,000	Ford Motor Credit Co LLC	2.750	05/15/15	3,077,526
40

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Ford Motor Credit Co LLC	2.500%	01/15/16	$307,783
500,000	Ford Motor Credit Co LLC	1.700	05/09/16	505,721
300,000	Ford Motor Credit Co LLC	1.500	01/17/17	299,866
800,000	Ford Motor Credit Co LLC	3.000	06/12/17	831,454
900,000	Ford Motor Credit Co LLC	2.375	01/16/18	908,964
1,000,000	Ford Motor Credit Co LLC	5.000	05/15/18	1,113,909
400,000	Ford Motor Credit Co LLC	2.875	10/01/18	409,438
1,000,000	Ford Motor Credit Co LLC	5.875	08/02/21	1,133,709
450,000	Ford Motor Credit Co LLC	4.250	09/20/22	452,068
500,000	Ford Motor Credit Co LLC	4.375	08/06/23	502,679
125,000	Franklin Resources, Inc	3.125	05/20/15	128,922
150,000	Franklin Resources, Inc	2.800	09/15/22	139,545
2,335,000	General Electric Capital Corp	5.500	06/04/14	2,385,954
200,000	General Electric Capital Corp	2.150	01/09/15	203,663
1,605,000	General Electric Capital Corp	3.500	06/29/15	1,675,017
350,000	General Electric Capital Corp	1.625	07/02/15	355,688
400,000	General Electric Capital Corp	2.250	11/09/15	412,244
750,000	General Electric Capital Corp	1.000	12/11/15	756,008
500,000	General Electric Capital Corp	1.000	01/08/16	501,250
1,050,000	General Electric Capital Corp	2.950	05/09/16	1,099,321
1,000,000	General Electric Capital Corp	1.500	07/12/16	1,010,571
200,000	General Electric Capital Corp	2.900	01/09/17	208,794
800,000	General Electric Capital Corp	2.300	04/27/17	822,298
1,625,000	General Electric Capital Corp	5.625	09/15/17	1,848,595
500,000	General Electric Capital Corp	1.600	11/20/17	496,709
300,000	General Electric Capital Corp	1.625	04/02/18	296,814
200,000	General Electric Capital Corp	2.100	12/11/19	194,462
630,000	General Electric Capital Corp	5.500	01/08/20	721,453
1,855,000	General Electric Capital Corp	4.375	09/16/20	2,010,429
250,000	General Electric Capital Corp	4.625	01/07/21	272,612
300,000	General Electric Capital Corp	5.300	02/11/21	335,586
200,000	General Electric Capital Corp	4.650	10/17/21	217,890
1,900,000	General Electric Capital Corp	3.150	09/07/22	1,838,662
500,000	General Electric Capital Corp	3.100	01/09/23	474,379
2,625,000	General Electric Capital Corp	6.750	03/15/32	3,250,551
1,200,000	General Electric Capital Corp	5.875	01/14/38	1,366,937
1,227,000	General Electric Capital Corp	6.875	01/10/39	1,577,426
1,250,000	Goldman Sachs Group, Inc	3.300	05/03/15	1,287,909
1,630,000	Goldman Sachs Group, Inc	3.700	08/01/15	1,697,304
500,000	Goldman Sachs Group, Inc	1.600	11/23/15	505,374
1,875,000	Goldman Sachs Group, Inc	3.625	02/07/16	1,967,775
550,000	Goldman Sachs Group, Inc	5.950	01/18/18	625,316
1,450,000	Goldman Sachs Group, Inc	2.375	01/22/18	1,455,511
60,000	Goldman Sachs Group, Inc	6.150	04/01/18	68,801
750,000	Goldman Sachs Group, Inc	2.900	07/19/18	763,255
1,195,000	Goldman Sachs Group, Inc	7.500	02/15/19	1,455,473
2,505,000	Goldman Sachs Group, Inc	5.375	03/15/20	2,785,883
1,150,000	Goldman Sachs Group, Inc	6.000	06/15/20	1,318,564
1,300,000	Goldman Sachs Group, Inc	5.250	07/27/21	1,423,295
2,325,000	Goldman Sachs Group, Inc	5.750	01/24/22	2,617,225
1,800,000	Goldman Sachs Group, Inc	3.625	01/22/23	1,743,035
65,000	Goldman Sachs Group, Inc	6.450	05/01/36	69,610
41

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,850,000		Goldman Sachs Group, Inc	6.250%	02/01/41	$2,131,940
1,200,000		HSBC Finance Corp	5.500	01/19/16	1,300,981
782,000		HSBC Finance Corp	6.676	01/15/21	898,547
200,000		IntercontinentalExchange Group, Inc	2.500	10/15/18	201,471
200,000		IntercontinentalExchange Group, Inc	4.000	10/15/23	201,185
1,000,000		International Finance Corp	1.750	09/04/18	998,383
125,000		Invesco Finance plc	3.125	11/30/22	115,662
130,000		Jefferies Group, Inc	3.875	11/09/15	135,631
425,000		Jefferies Group, Inc	8.500	07/15/19	518,500
500,000		Jefferies Group, Inc	6.875	04/15/21	569,515
100,000		Jefferies Group, Inc	6.450	06/08/27	103,907
695,000		John Deere Capital Corp	2.950	03/09/15	715,030
125,000		John Deere Capital Corp	0.875	04/17/15	125,708
500,000		John Deere Capital Corp	0.750	01/22/16	498,736
100,000		John Deere Capital Corp	2.000	01/13/17	101,694
300,000		John Deere Capital Corp	1.400	03/15/17	299,194
800,000		John Deere Capital Corp	5.500	04/13/17	896,059
250,000		John Deere Capital Corp	1.200	10/10/17	243,785
350,000		John Deere Capital Corp	1.700	01/15/20	329,588
200,000		John Deere Capital Corp	3.150	10/15/21	197,195
200,000		John Deere Capital Corp	2.800	01/27/23	186,890
500,000		JPMorgan Chase & Co	0.800	04/23/15	500,104
500,000		JPMorgan Chase & Co	1.100	10/15/15	501,907
850,000		JPMorgan Chase & Co	2.000	08/15/17	862,201
750,000		JPMorgan Chase & Co	3.375	05/01/23	699,000
750,000	i	JPMorgan Chase & Co	6.000	12/30/49	717,187
3,600,000		KFW	0.625	04/24/15	3,614,134
1,000,000		KFW	0.500	04/19/16	988,368
4,500,000		KFW	1.250	02/15/17	4,543,510
1,000,000		KFW	2.750	10/01/20	1,007,400
2,750,000		KFW	2.000	10/04/22	2,518,538
400,000		Korea Development Bank	3.000	03/17/19	400,255
100,000		Korea Finance Corp	3.250	09/20/16	104,299
700,000		Korea Finance Corp	2.250	08/07/17	699,846
500,000		Korea Finance Corp	2.875	08/22/18	502,994
1,000,000		Kreditanstalt fuer Wiederaufbau	1.375	01/13/14	1,000,240
3,000,000		Kreditanstalt fuer Wiederaufbau	1.250	10/26/15	3,044,400
1,350,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	1,509,840
1,105,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,237,379
6,925,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	7,540,425
2,525,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	2,840,776
1,000,000		Landwirtschaftliche Rentenbank	1.375	10/23/19	951,800
250,000		Lazard Group LLC	4.250	11/14/20	249,458
700,000		Lloyds TSB Bank plc	4.200	03/28/17	755,384
1,260,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,452,662
1,050,000		Merrill Lynch & Co, Inc	6.875	04/25/18	1,241,486
1,500,000		Merrill Lynch & Co, Inc	6.110	01/29/37	1,617,707
300,000		Morgan Stanley	4.750	04/01/14	302,385
3,300,000		Morgan Stanley	6.000	05/13/14	3,362,934
100,000		Morgan Stanley	2.875	07/28/14	101,295
720,000		Morgan Stanley	6.000	04/28/15	766,824
675,000		Morgan Stanley	1.750	02/25/16	684,062
42

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Morgan Stanley	3.800%	04/29/16	$211,566
970,000		Morgan Stanley	5.450	01/09/17	1,075,731
300,000		Morgan Stanley	4.750	03/22/17	327,395
550,000		Morgan Stanley	5.550	04/27/17	613,537
245,000		Morgan Stanley	5.950	12/28/17	279,917
600,000		Morgan Stanley	2.125	04/25/18	594,825
796,000		Morgan Stanley	7.300	05/13/19	966,669
300,000		Morgan Stanley	5.625	09/23/19	341,006
590,000		Morgan Stanley	5.500	01/26/20	662,317
200,000		Morgan Stanley	5.750	01/25/21	226,253
1,200,000		Morgan Stanley	5.500	07/28/21	1,340,950
2,500,000		Morgan Stanley	4.875	11/01/22	2,559,153
1,350,000		Morgan Stanley	4.100	05/22/23	1,306,464
750,000		Morgan Stanley	5.000	11/24/25	752,243
600,000		Morgan Stanley	7.250	04/01/32	742,546
500,000		Morgan Stanley	6.375	07/24/42	585,641
400,000	i	Murray Street Investment Trust	4.647	03/09/17	430,755
220,000		NASDAQ OMX Group, Inc	5.550	01/15/20	238,659
150,000		National Rural Utilities Cooperative Finance Corp	3.875	09/16/15	157,879
735,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	994,002
350,000		National Rural Utilities Cooperative Finance Corp	3.050	02/15/22	340,015
200,000		National Rural Utilities Cooperative Finance Corp	3.400	11/15/23	193,528
500,000	i	National Rural Utilities Cooperative Finance Corp	4.750	04/30/43	465,625
250,000		Nomura Holdings, Inc	5.000	03/04/15	261,173
260,000		Nomura Holdings, Inc	4.125	01/19/16	273,690
400,000		Nomura Holdings, Inc	2.000	09/13/16	403,307
430,000		Nomura Holdings, Inc	6.700	03/04/20	493,072
300,000		NYSE Euronext	2.000	10/05/17	300,390
1,000,000		Oesterreichische Kontrollbank AG.	1.375	01/21/14	1,000,560
800,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	901,840
1,000,000		Oesterreichische Kontrollbank AG.	1.125	05/29/18	975,870
600,000		ORIX Corp	5.000	01/12/16	638,448
200,000		ORIX Corp	3.750	03/09/17	207,656
500,000		PACCAR Financial Corp	0.700	11/16/15	501,078
500,000		PACCAR Financial Corp	1.150	08/16/16	501,359
300,000		PACCAR Financial Corp	1.600	03/15/17	299,568
125,000	g	Perrigo Co Ltd	1.300	11/08/16	124,567
100,000	g	Perrigo Co Ltd	2.300	11/08/18	98,703
100,000	g	Perrigo Co Ltd	4.000	11/15/23	98,110
100,000	g	Perrigo Co Ltd	5.300	11/15/43	98,155
500,000		PNC Bank NA	3.800	07/25/23	484,919
200,000		Principal Life Income Funding Trust	5.550	04/27/15	213,254
200,000		Prospect Capital Corp	5.875	03/15/23	193,762
740,000		Rabobank Nederland NV	2.125	10/13/15	759,075
500,000		Rabobank Nederland NV	4.500	01/11/21	530,703
350,000		Rabobank Nederland NV	5.250	05/24/41	361,104
100,000		Raymond James Financial, Inc	4.250	04/15/16	105,783
300,000		Raymond James Financial, Inc	5.625	04/01/24	314,722
500,000		Royal Bank of Canada	1.150	03/13/15	504,141
200,000		Royal Bank of Canada	0.625	12/04/15	199,928
335,000		Royal Bank of Canada	2.625	12/15/15	347,309
300,000		Royal Bank of Canada	0.850	03/08/16	299,583
43

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Royal Bank of Canada	2.300%	07/20/16	$206,756
500,000	Sasol Financing International plc	4.500	11/14/22	465,000
250,000	Societe Generale S.A.	2.750	10/12/17	257,675
200,000	State Street Corp	2.875	03/07/16	208,125
150,000	State Street Corp	1.350	05/15/18	145,169
300,000	State Street Corp	4.375	03/07/21	325,727
400,000	State Street Corp	3.100	05/15/23	371,923
250,000	Sumitomo Mitsui Banking Corp	1.450	07/19/16	251,283
250,000	Sumitomo Mitsui Banking Corp	2.500	07/19/18	251,111
250,000	Sumitomo Mitsui Banking Corp	3.950	07/19/23	248,899
225,000	SunTrust Bank	2.750	05/01/23	204,002
300,000	Syngenta Finance NV	3.125	03/28/22	287,776
150,000	TD Ameritrade Holding Corp	4.150	12/01/14	154,869
392,000	Telefonica Europe BV	8.250	09/15/30	466,812
500,000	Toyota Motor Credit Corp	1.000	02/17/15	503,386
250,000	Toyota Motor Credit Corp	3.200	06/17/15	259,986
225,000	Toyota Motor Credit Corp	0.875	07/17/15	226,382
700,000	Toyota Motor Credit Corp	2.800	01/11/16	731,509
500,000	Toyota Motor Credit Corp	0.800	05/17/16	500,534
300,000	Toyota Motor Credit Corp	2.000	09/15/16	308,583
150,000	Toyota Motor Credit Corp	2.050	01/12/17	153,299
400,000	Toyota Motor Credit Corp	1.750	05/22/17	401,887
500,000	Toyota Motor Credit Corp	1.250	10/05/17	490,838
500,000	Toyota Motor Credit Corp	1.375	01/10/18	490,342
500,000	Toyota Motor Credit Corp	2.000	10/24/18	499,855
300,000	Toyota Motor Credit Corp	3.400	09/15/21	304,554
400,000	Toyota Motor Credit Corp	2.625	01/10/23	370,898
162,000	UBS AG.	5.750	04/25/18	185,984
1,671,000	UBS AG.	4.875	08/04/20	1,859,502
500,000	Unilever Capital Corp	2.750	02/10/16	520,134
400,000	Unilever Capital Corp	0.850	08/02/17	389,387
250,000	Unilever Capital Corp	4.800	02/15/19	279,794
300,000	Unilever Capital Corp	2.200	03/06/19	299,615
250,000	Unilever Capital Corp	4.250	02/10/21	268,102
330,000	Unilever Capital Corp	5.900	11/15/32	405,276
500,000	Wells Fargo & Co	1.250	07/20/16	503,709
500,000	Wells Fargo Bank NA	0.750	07/20/15	501,509
500,000	Westpac Banking Corp	2.250	07/30/18	501,814
200,000	Zions Bancorporation	4.500	06/13/23	194,950
	TOTAL DIVERSIFIED FINANCIALS			220,496,641

ENERGY - 2.4%
650,000	Anadarko Petroleum Corp	5.950	09/15/16	724,142
700,000	Anadarko Petroleum Corp	6.375	09/15/17	803,648
465,000	Anadarko Petroleum Corp	8.700	03/15/19	588,723
1,325,000	Anadarko Petroleum Corp	6.200	03/15/40	1,465,629
100,000	Apache Corp	1.750	04/15/17	100,202
400,000	Apache Corp	6.900	09/15/18	480,794
200,000	Apache Corp	3.250	04/15/22	197,051
480,000	Apache Corp	5.100	09/01/40	487,357
300,000	Apache Corp	5.250	02/01/42	311,475
350,000	Apache Corp	4.750	04/15/43	339,481
44

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Apache Corp	4.250%	01/15/44	$269,720
200,000	Baker Hughes, Inc	7.500	11/15/18	246,412
450,000	Baker Hughes, Inc	3.200	08/15/21	446,808
415,000	Baker Hughes, Inc	5.125	09/15/40	439,362
200,000	Boardwalk Pipelines LP	5.750	09/15/19	221,576
590,000	BP Capital Markets plc	3.125	10/01/15	616,402
700,000	BP Capital Markets plc	0.700	11/06/15	701,743
1,000,000	BP Capital Markets plc	3.200	03/11/16	1,050,079
200,000	BP Capital Markets plc	1.846	05/05/17	202,008
850,000	BP Capital Markets plc	1.375	11/06/17	837,076
500,000	BP Capital Markets plc	1.375	05/10/18	485,274
300,000	BP Capital Markets plc	2.241	09/26/18	300,866
300,000	BP Capital Markets plc	4.500	10/01/20	324,124
150,000	BP Capital Markets plc	4.742	03/11/21	164,080
650,000	BP Capital Markets plc	3.561	11/01/21	655,079
200,000	BP Capital Markets plc	3.245	05/06/22	193,852
850,000	BP Capital Markets plc	2.500	11/06/22	773,911
300,000	BP Capital Markets plc	3.994	09/26/23	303,081
100,000	Buckeye Partners LP	5.300	10/15/14	103,358
200,000	Buckeye Partners LP	2.650	11/15/18	197,061
200,000	Buckeye Partners LP	4.875	02/01/21	204,669
300,000	Buckeye Partners LP	4.150	07/01/23	288,462
200,000	Buckeye Partners LP	5.850	11/15/43	197,345
575,000	Burlington Resources Finance Co	7.200	08/15/31	730,224
200,000	Burlington Resources Finance Co	7.400	12/01/31	259,297
200,000	Cameron International Corp	1.150	12/15/16	199,339
500,000	Cameron International Corp	4.000	12/15/23	494,099
200,000	Cameron International Corp	5.125	12/15/43	197,883
600,000	Canadian Natural Resources Ltd	5.700	05/15/17	674,291
850,000	Canadian Natural Resources Ltd	6.250	03/15/38	952,450
340,000	Cenovus Energy, Inc	5.700	10/15/19	387,305
625,000	Cenovus Energy, Inc	3.000	08/15/22	586,087
200,000	Cenovus Energy, Inc	4.450	09/15/42	180,090
400,000	Cenovus Energy, Inc	5.200	09/15/43	396,667
100,000	Chevron Corp	0.889	06/24/16	100,237
500,000	Chevron Corp	1.104	12/05/17	488,996
750,000	Chevron Corp	1.718	06/24/18	747,169
200,000	Chevron Corp	4.950	03/03/19	226,862
750,000	Chevron Corp	2.427	06/24/20	729,795
650,000	Chevron Corp	2.355	12/05/22	591,232
250,000	Chevron Corp	3.191	06/24/23	239,988
1,005,000	ConocoPhillips	4.600	01/15/15	1,047,587
200,000	ConocoPhillips	1.050	12/15/17	195,158
600,000	ConocoPhillips	5.750	02/01/19	692,864
600,000	ConocoPhillips	2.400	12/15/22	546,368
250,000	ConocoPhillips	5.900	05/15/38	293,441
785,000	ConocoPhillips	6.500	02/01/39	984,403
500,000	ConocoPhillips Holding Co	6.950	04/15/29	632,688
300,000	DCP Midstream Operating LP	2.500	12/01/17	298,709
200,000	DCP Midstream Operating LP	4.950	04/01/22	203,019
300,000	Devon Energy Corp	1.200	12/15/16	299,874
150,000	Devon Energy Corp	1.875	05/15/17	151,093
45

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$500,000	Devon Energy Corp	2.250%	12/15/18	$494,761
850,000	Devon Energy Corp	6.300	01/15/19	985,029
525,000	Devon Energy Corp	3.250	05/15/22	500,613
600,000	Devon Energy Corp	7.950	04/15/32	780,882
200,000	Devon Energy Corp	4.750	05/15/42	185,462
300,000	Diamond Offshore Drilling, Inc	5.875	05/01/19	346,860
200,000	Diamond Offshore Drilling, Inc	3.450	11/01/23	193,089
100,000	Diamond Offshore Drilling, Inc	5.700	10/15/39	108,622
175,000	Diamond Offshore Drilling, Inc	4.875	11/01/43	171,754
300,000	Ecopetrol S.A.	4.250	09/18/18	316,500
550,000	Ecopetrol S.A.	7.625	07/23/19	651,750
500,000	Ecopetrol S.A.	5.875	09/18/23	527,500
200,000	Ecopetrol S.A.	7.375	09/18/43	216,800
400,000	El Paso Pipeline Partners Operating Co LLC	4.700	11/01/42	342,431
495,000	Enbridge Energy Partners LP	5.200	03/15/20	531,355
300,000	Enbridge Energy Partners LP	5.500	09/15/40	290,003
300,000	EnCana Corp	3.900	11/15/21	297,866
220,000	EnCana Corp	6.500	05/15/19	256,992
515,000	EnCana Corp	6.625	08/15/37	569,588
150,000	EnCana Corp	5.150	11/15/41	140,625
400,000	EnCana Holdings Finance Corp	5.800	05/01/14	406,908
400,000	Ensco plc	3.250	03/15/16	417,618
700,000	Ensco plc	4.700	03/15/21	740,419
40,000	Enterprise Products Operating LLC	5.600	10/15/14	41,565
145,000	Enterprise Products Operating LLC	5.000	03/01/15	151,878
200,000	Enterprise Products Operating LLC	1.250	08/13/15	201,329
735,000	Enterprise Products Operating LLC	6.300	09/15/17	846,124
130,000	Enterprise Products Operating LLC	6.500	01/31/19	152,497
600,000	Enterprise Products Operating LLC	5.200	09/01/20	667,426
400,000	Enterprise Products Operating LLC	4.050	02/15/22	405,357
1,100,000	Enterprise Products Operating LLC	3.350	03/15/23	1,044,903
480,000	Enterprise Products Operating LLC	6.125	10/15/39	529,877
300,000	Enterprise Products Operating LLC	4.850	08/15/42	282,530
100,000	Enterprise Products Operating LLC	4.450	02/15/43	88,332
500,000	Enterprise Products Operating LLC	4.850	03/15/44	470,200
500,000	EOG Resources, Inc	2.500	02/01/16	515,858
440,000	EOG Resources, Inc	4.100	02/01/21	459,622
600,000	EOG Resources, Inc	2.625	03/15/23	545,861
50,000	EQT Corp	6.500	04/01/18	56,484
350,000	EQT Corp	8.125	06/01/19	424,611
200,000	Gulf South Pipeline Co LP	4.000	06/15/22	195,011
300,000	Halliburton Co	1.000	08/01/16	300,499
400,000	Halliburton Co	2.000	08/01/18	396,944
400,000	Halliburton Co	6.150	09/15/19	472,989
300,000	Halliburton Co	3.500	08/01/23	290,812
400,000	Halliburton Co	7.450	09/15/39	538,370
250,000	Halliburton Co	4.500	11/15/41	237,612
300,000	Halliburton Co	4.750	08/01/43	294,614
425,000	Hess Corp	8.125	02/15/19	527,898
200,000	Hess Corp	7.875	10/01/29	254,878
740,000	Hess Corp	5.600	02/15/41	771,166
30,000	Husky Energy, Inc	7.250	12/15/19	36,199
46

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Husky Energy, Inc	3.950%	04/15/22	$197,407
130,000		Husky Energy, Inc	6.800	09/15/37	156,231
200,000		Magellan Midstream Partners LP	6.550	07/15/19	236,669
125,000		Magellan Midstream Partners LP	4.250	02/01/21	129,434
500,000		Magellan Midstream Partners LP	4.200	12/01/42	422,667
200,000		Marathon Oil Corp	0.900	11/01/15	200,167
400,000		Marathon Oil Corp	6.000	10/01/17	453,312
350,000		Marathon Oil Corp	2.800	11/01/22	322,562
255,000		Marathon Oil Corp	6.600	10/01/37	305,506
200,000		Marathon Petroleum Corp	3.500	03/01/16	208,844
250,000		Marathon Petroleum Corp	5.125	03/01/21	270,817
350,000		Marathon Petroleum Corp	6.500	03/01/41	398,899
125,000		Murphy Oil Corp	2.500	12/01/17	125,760
200,000		Murphy Oil Corp	4.000	06/01/22	190,282
200,000		Murphy Oil Corp	3.700	12/01/22	184,801
200,000		Murphy Oil Corp	5.125	12/01/42	170,184
200,000	g	Nabors Industries, Inc	2.350	09/15/16	202,015
125,000		Nabors Industries, Inc	6.150	02/15/18	140,466
350,000		Nabors Industries, Inc	4.625	09/15/21	350,410
100,000	g	Nabors Industries, Inc	5.100	09/15/23	99,194
100,000		National Oilwell Varco, Inc	1.350	12/01/17	98,247
935,000		Nexen, Inc	6.400	05/15/37	1,064,325
150,000		Noble Energy, Inc	8.250	03/01/19	186,442
350,000		Noble Energy, Inc	4.150	12/15/21	359,887
700,000		Noble Energy, Inc	6.000	03/01/41	748,493
300,000		Noble Energy, Inc	5.250	11/15/43	299,755
100,000		Noble Holding International Ltd	3.450	08/01/15	103,691
100,000		Noble Holding International Ltd	2.500	03/15/17	100,316
305,000		Noble Holding International Ltd	4.900	08/01/20	321,889
100,000		Noble Holding International Ltd	6.200	08/01/40	104,424
400,000		Noble Holding International Ltd	5.250	03/15/42	383,793
350,000		Occidental Petroleum Corp	2.500	02/01/16	362,718
350,000		Occidental Petroleum Corp	1.750	02/15/17	351,204
250,000		Occidental Petroleum Corp	1.500	02/15/18	244,343
250,000		Occidental Petroleum Corp	3.125	02/15/22	243,493
550,000		Occidental Petroleum Corp	2.700	02/15/23	503,508
406,000		Panhandle Eastern Pipeline Co LP	7.000	06/15/18	469,762
785,000		Pemex Project Funding Master Trust	5.750	03/01/18	875,275
750,000		Petrobras Global Finance BV	2.000	05/20/16	749,407
750,000		Petrobras Global Finance BV	3.000	01/15/19	701,874
750,000		Petrobras Global Finance BV	4.375	05/20/23	668,169
750,000		Petrobras Global Finance BV	5.625	05/20/43	612,234
500,000		Petrobras International Finance Co	2.875	02/06/15	507,501
350,000		Petrobras International Finance Co	3.875	01/27/16	360,312
47,000		Petrobras International Finance Co	6.125	10/06/16	50,904
625,000		Petrobras International Finance Co	3.500	02/06/17	630,719
1,125,000		Petrobras International Finance Co	7.875	03/15/19	1,274,335
100,000		Petrobras International Finance Co	5.750	01/20/20	102,894
1,400,000		Petrobras International Finance Co	5.375	01/27/21	1,389,343
875,000		Petrobras International Finance Co	6.875	01/20/40	827,528
300,000		Petrobras International Finance Co	6.750	01/27/41	279,130
75,000		Petro-Canada	6.800	05/15/38	89,765
47

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$700,000	Petrohawk Energy Corp	7.250%	08/15/18	$754,600
505,000	Petroleos Mexicanos	4.875	03/15/15	528,735
400,000	Petroleos Mexicanos	3.500	07/18/18	410,500
980,000	Petroleos Mexicanos	8.000	05/03/19	1,185,800
775,000	Petroleos Mexicanos	6.000	03/05/20	861,025
800,000	Petroleos Mexicanos	5.500	01/21/21	860,000
240,000	Petroleos Mexicanos	4.875	01/24/22	246,600
270,000	Petroleos Mexicanos	1.700	12/20/22	262,390
270,000	Petroleos Mexicanos	2.000	12/20/22	265,986
400,000	Petroleos Mexicanos	3.500	01/30/23	366,500
300,000	Petroleos Mexicanos	4.875	01/18/24	300,000
1,040,000	Petroleos Mexicanos	6.500	06/02/41	1,086,800
1,050,000	Petroleos Mexicanos	5.500	06/27/44	958,125
150,000	Phillips 66	4.300	04/01/22	152,432
300,000	Pioneer Natural Resources Co	6.650	03/15/17	342,058
375,000	Pioneer Natural Resources Co	3.950	07/15/22	376,437
200,000	Plains All American Pipeline LP	6.125	01/15/17	224,878
700,000	Plains All American Pipeline LP	5.000	02/01/21	770,569
200,000	Plains All American Pipeline LP	2.850	01/31/23	181,839
400,000	Plains All American Pipeline LP	3.850	10/15/23	390,201
100,000	Plains All American Pipeline LP	6.650	01/15/37	116,875
250,000	Plains All American Pipeline LP	5.150	06/01/42	246,504
500,000	Plains Exploration & Production Co	6.875	02/15/23	557,500
100,000	Rowan Cos, Inc	5.000	09/01/17	108,377
300,000	Rowan Cos, Inc	7.875	08/01/19	360,311
250,000	Rowan Cos, Inc	4.875	06/01/22	253,688
100,000	Rowan Cos, Inc	5.400	12/01/42	92,514
750,000	Schlumberger Investment S.A.	3.650	12/01/23	743,470
440,000	Shell International Finance BV	3.100	06/28/15	456,625
300,000	Shell International Finance BV	0.625	12/04/15	300,064
300,000	Shell International Finance BV	0.900	11/15/16	299,961
200,000	Shell International Finance BV	1.125	08/21/17	197,244
500,000	Shell International Finance BV	2.000	11/15/18	500,316
805,000	Shell International Finance BV	4.300	09/22/19	882,375
1,130,000	Shell International Finance BV	4.375	03/25/20	1,238,758
200,000	Shell International Finance BV	2.375	08/21/22	183,134
500,000	Shell International Finance BV	2.250	01/06/23	446,463
500,000	Shell International Finance BV	3.400	08/12/23	487,327
421,000	Shell International Finance BV	6.375	12/15/38	522,877
200,000	Shell International Finance BV	3.625	08/21/42	167,275
500,000	Shell International Finance BV	4.550	08/12/43	487,672
200,000	Southwestern Energy Co	7.500	02/01/18	236,945
325,000	Southwestern Energy Co	4.100	03/15/22	322,175
210,000	Statoil ASA	2.900	10/15/14	214,230
350,000	Statoil ASA	3.125	08/17/17	367,406
375,000	Statoil ASA	1.200	01/17/18	366,041
300,000	Statoil ASA	1.150	05/15/18	289,801
300,000	Statoil ASA	1.950	11/08/18	297,439
450,000	Statoil ASA	5.250	04/15/19	510,013
300,000	Statoil ASA	2.900	11/08/20	298,037
250,000	Statoil ASA	3.150	01/23/22	244,145
375,000	Statoil ASA	2.450	01/17/23	341,817
48

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		Statoil ASA	2.650%	01/15/24	$270,601
300,000		Statoil ASA	3.700	03/01/24	297,848
200,000		Statoil ASA	5.100	08/17/40	207,576
400,000		Statoil ASA	4.250	11/23/41	366,652
300,000		Statoil ASA	3.950	05/15/43	262,409
300,000		Statoil ASA	4.800	11/08/43	303,087
550,000		Suncor Energy, Inc	6.100	06/01/18	635,777
1,400,000		Suncor Energy, Inc	6.500	06/15/38	1,629,795
300,000		Sunoco Logistics Partners Operations LP	3.450	01/15/23	275,654
100,000		Sunoco Logistics Partners Operations LP	6.100	02/15/42	102,099
25,000		Talisman Energy, Inc	7.750	06/01/19	29,942
450,000		Talisman Energy, Inc	3.750	02/01/21	435,670
300,000		Talisman Energy, Inc	5.850	02/01/37	289,865
200,000		Talisman Energy, Inc	5.500	05/15/42	188,379
200,000		Total Capital Canada Ltd	1.450	01/15/18	197,722
300,000		Total Capital Canada Ltd	2.750	07/15/23	277,146
400,000		Total Capital International S.A.	0.750	01/25/16	399,238
500,000		Total Capital International S.A.	1.000	08/12/16	500,844
1,000,000		Total Capital International S.A.	2.875	02/17/22	950,956
400,000		Total Capital International S.A.	2.700	01/25/23	368,978
300,000		Total Capital International S.A.	3.700	01/15/24	296,632
300,000		TransCanada Pipelines Ltd	0.875	03/02/15	300,872
500,000		TransCanada Pipelines Ltd	0.750	01/15/16	498,748
600,000		TransCanada Pipelines Ltd	3.800	10/01/20	621,080
1,050,000		TransCanada Pipelines Ltd	2.500	08/01/22	957,678
340,000		TransCanada Pipelines Ltd	5.850	03/15/36	370,058
469,000		TransCanada Pipelines Ltd	7.625	01/15/39	625,998
200,000		TransCanada Pipelines Ltd	6.100	06/01/40	226,468
300,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	308,164
200,000		TransCanada PipeLines Ltd	3.750	10/16/23	194,932
200,000		TransCanada PipeLines Ltd	5.000	10/16/43	197,089
200,000		Transocean, Inc	2.500	10/15/17	202,119
443,000		Transocean, Inc	6.000	03/15/18	496,801
700,000		Transocean, Inc	6.500	11/15/20	799,358
350,000		Transocean, Inc	6.375	12/15/21	393,300
550,000		Transocean, Inc	3.800	10/15/22	521,304
200,000		Transocean, Inc	6.800	03/15/38	222,603
165,000		Vale Overseas Ltd	6.250	01/23/17	183,008
1,045,000		Vale Overseas Ltd	4.625	09/15/20	1,070,290
1,242,000		Vale Overseas Ltd	4.375	01/11/22	1,206,719
150,000		Vale Overseas Ltd	8.250	01/17/34	172,792
864,000		Vale Overseas Ltd	6.875	11/21/36	892,299
680,000		Valero Energy Corp	6.125	02/01/20	776,712
330,000		Valero Energy Corp	7.500	04/15/32	401,354
500,000		Valero Energy Corp	6.625	06/15/37	570,367
840,000		Weatherford Bermuda Holdings Ltd	5.125	09/15/20	902,377
60,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	64,893
350,000		Weatherford International Ltd	9.625	03/01/19	449,702
200,000		Weatherford International Ltd	4.500	04/15/22	201,260
500,000		Weatherford International Ltd	5.950	04/15/42	500,970
300,000		XTO Energy, Inc	6.250	08/01/17	346,208
		TOTAL ENERGY			114,379,492
49

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.2%
$550,000	CVS Caremark Corp	3.250%	05/18/15	$568,511
200,000	CVS Caremark Corp	1.200	12/05/16	200,203
110,000	CVS Caremark Corp	5.750	06/01/17	124,752
300,000	CVS Caremark Corp	2.250	12/05/18	299,912
185,000	CVS Caremark Corp	4.750	05/18/20	202,128
500,000	CVS Caremark Corp	4.125	05/15/21	518,286
500,000	CVS Caremark Corp	2.750	12/01/22	461,487
250,000	CVS Caremark Corp	4.000	12/05/23	249,471
650,000	CVS Caremark Corp	6.125	09/15/39	737,177
400,000	CVS Caremark Corp	5.300	12/05/43	413,665
105,000	Delhaize Group S.A.	6.500	06/15/17	117,925
100,000	Delhaize Group S.A.	4.125	04/10/19	102,804
235,000	Delhaize Group S.A.	5.700	10/01/40	222,806
300,000	Kroger Co	6.400	08/15/17	343,721
55,000	Kroger Co	6.800	12/15/18	65,533
445,000	Kroger Co	6.150	01/15/20	507,185
200,000	Kroger Co	3.400	04/15/22	193,996
200,000	Kroger Co	3.850	08/01/23	196,911
100,000	Kroger Co	6.900	04/15/38	116,469
250,000	Kroger Co	5.000	04/15/42	238,528
300,000	Kroger Co	5.150	08/01/43	292,651
239,000	Safeway, Inc	6.350	08/15/17	267,404
25,000	Safeway, Inc	5.000	08/15/19	26,587
240,000	Safeway, Inc	3.950	08/15/20	239,912
150,000	Safeway, Inc	4.750	12/01/21	150,625
50,000	Starbucks Corp	6.250	08/15/17	58,260
200,000	Starbucks Corp	2.000	12/05/18	198,270
350,000	Starbucks Corp	3.850	10/01/23	352,044
200,000	SYSCO Corp	5.250	02/12/18	223,948
250,000	SYSCO Corp	2.600	06/12/22	227,897
100,000	SYSCO Corp	5.375	09/21/35	104,995
450,000	Walgreen Co	1.000	03/13/15	451,850
200,000	Walgreen Co	1.800	09/15/17	201,386
100,000	Walgreen Co	5.250	01/15/19	111,795
200,000	Walgreen Co	3.100	09/15/22	187,498
200,000	Walgreen Co	4.400	09/15/42	177,769
	TOTAL FOOD & STAPLES RETAILING			9,154,361

FOOD, BEVERAGE & TOBACCO - 1.1%
50,000	Altria Group, Inc	4.125	09/11/15	52,762
56,000	Altria Group, Inc	9.700	11/10/18	73,606
228,000	Altria Group, Inc	9.250	08/06/19	300,346
1,800,000	Altria Group, Inc	4.750	05/05/21	1,931,690
800,000	Altria Group, Inc	2.850	08/09/22	736,577
200,000	Altria Group, Inc	2.950	05/02/23	181,644
300,000	Altria Group, Inc	4.000	01/31/24	293,224
50,000	Altria Group, Inc	10.200	02/06/39	78,011
300,000	Altria Group, Inc	4.250	08/09/42	256,026
300,000	Altria Group, Inc	4.500	05/02/43	265,074
300,000	Altria Group, Inc	5.375	01/31/44	301,242
50

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$316,000	Anheuser-Busch Cos, Inc	5.500%	01/15/18	$359,227
300,000	Anheuser-Busch InBev Finance, Inc	0.800	01/15/16	299,792
300,000	Anheuser-Busch InBev Finance, Inc	1.250	01/17/18	293,529
500,000	Anheuser-Busch InBev Finance, Inc	2.625	01/17/23	459,173
400,000	Anheuser-Busch InBev Finance, Inc	4.000	01/17/43	355,595
500,000	Anheuser-Busch InBev Worldwide, Inc	0.800	07/15/15	502,488
950,000	Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	988,950
175,000	Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	174,632
800,000	Anheuser-Busch InBev Worldwide, Inc	5.375	01/15/20	918,126
1,390,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,573,077
2,150,000	Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,988,681
485,000	Anheuser-Busch InBev Worldwide, Inc	6.375	01/15/40	591,640
100,000	Anheuser-Busch InBev Worldwide, Inc	3.750	07/15/42	84,809
100,000	Archer-Daniels-Midland Co	5.450	03/15/18	113,026
740,000	Archer-Daniels-Midland Co	4.016	04/16/43	629,127
200,000	Beam, Inc	1.750	06/15/18	194,906
200,000	Beam, Inc	3.250	05/15/22	191,677
200,000	Beam, Inc	3.250	06/15/23	187,451
450,000	Bottling Group LLC	5.125	01/15/19	508,125
200,000	Brown-Forman Corp	1.000	01/15/18	192,845
200,000	Brown-Forman Corp	2.250	01/15/23	177,109
400,000	Bunge Ltd	4.100	03/15/16	422,376
100,000	Bunge Ltd	3.200	06/15/17	102,847
100,000	Bunge Ltd	8.500	06/15/19	122,848
325,000	Campbell Soup Co	3.050	07/15/17	339,003
100,000	Campbell Soup Co	4.250	04/15/21	101,841
150,000	Campbell Soup Co	2.500	08/02/22	132,325
150,000	Campbell Soup Co	3.800	08/02/42	116,423
400,000	Coca-Cola Co	1.150	04/01/18	388,597
300,000	Coca-Cola Co	2.500	04/01/23	275,223
325,000	Coca-Cola Co	1.500	11/15/15	331,129
1,835,000	Coca-Cola Co	1.800	09/01/16	1,879,079
300,000	Coca-Cola Co	0.750	11/01/16	298,375
500,000	Coca-Cola Co	1.650	03/14/18	496,053
300,000	Coca-Cola Co	1.650	11/01/18	296,059
300,000	Coca-Cola Co	2.450	11/01/20	291,394
410,000	Coca-Cola Co	3.150	11/15/20	415,928
300,000	Coca-Cola Co	3.200	11/01/23	288,546
150,000	Coca-Cola Enterprises, Inc	2.125	09/15/15	152,903
100,000	Coca-Cola Enterprises, Inc	3.500	09/15/20	99,962
100,000	Coca-Cola Enterprises, Inc	3.250	08/19/21	95,707
200,000	Coca-Cola Femsa SAB de C.V.	2.375	11/26/18	198,522
100,000	Coca-Cola Femsa SAB de C.V.	4.625	02/15/20	105,500
200,000	Coca-Cola Femsa SAB de C.V.	3.875	11/26/23	197,231
200,000	Coca-Cola Femsa SAB de C.V.	5.250	11/26/43	204,725
100,000	Coca-Cola HBC Finance BV	5.500	09/17/15	106,825
300,000	ConAgra Foods, Inc	1.900	01/25/18	294,500
200,000	ConAgra Foods, Inc	2.100	03/15/18	197,802
325,000	ConAgra Foods, Inc	7.000	04/15/19	385,161
200,000	ConAgra Foods, Inc	3.250	09/15/22	187,577
125,000	ConAgra Foods, Inc	3.200	01/25/23	116,054
100,000	ConAgra Foods, Inc	7.000	10/01/28	117,392
51

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$100,000	ConAgra Foods, Inc	6.625%	08/15/39	$113,479
450,000	ConAgra Foods, Inc	4.650	01/25/43	413,419
100,000	Corn Products International, Inc	4.625	11/01/20	104,269
350,000	Diageo Capital plc	5.500	09/30/16	391,629
1,000,000	Diageo Capital plc	1.500	05/11/17	997,841
325,000	Diageo Capital plc	5.750	10/23/17	370,895
500,000	Diageo Capital plc	1.125	04/29/18	482,046
200,000	Diageo Capital plc	5.875	09/30/36	229,699
400,000	Diageo Capital plc	3.875	04/29/43	344,055
100,000	Dr Pepper Snapple Group, Inc	2.900	01/15/16	103,785
350,000	Dr Pepper Snapple Group, Inc	2.600	01/15/19	351,873
150,000	Dr Pepper Snapple Group, Inc	2.000	01/15/20	141,334
150,000	Dr Pepper Snapple Group, Inc	2.700	11/15/22	136,551
150,000	Flowers Foods, Inc	4.375	04/01/22	147,740
200,000	Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	176,732
300,000	Fomento Economico Mexicano SAB de C.V.	4.375	05/10/43	247,519
342,000	Fortune Brands, Inc	5.375	01/15/16	370,131
725,000	General Mills, Inc	5.200	03/17/15	764,417
100,000	General Mills, Inc	0.875	01/29/16	99,715
210,000	General Mills, Inc	5.650	02/15/19	243,923
200,000	General Mills, Inc	3.150	12/15/21	195,778
150,000	General Mills, Inc	5.400	06/15/40	158,862
100,000	General Mills, Inc	4.150	02/15/43	88,500
100,000	Hershey Co	1.500	11/01/16	100,874
150,000	Hershey Co	4.125	12/01/20	160,403
400,000	Hershey Co	2.625	05/01/23	367,649
250,000	Ingredion, Inc	1.800	09/25/17	243,664
100,000	JM Smucker Co	3.500	10/15/21	99,284
200,000	Kellogg Co	1.125	05/15/15	201,362
100,000	Kellogg Co	1.875	11/17/16	101,716
200,000	Kellogg Co	1.750	05/17/17	199,763
600,000	Kellogg Co	4.000	12/15/20	622,645
300,000	Kellogg Co	3.125	05/17/22	284,432
200,000	Kellogg Co	2.750	03/01/23	180,463
100,000	Kellogg Co	7.450	04/01/31	126,134
100,000	Kraft Foods Group, Inc	1.625	06/04/15	101,270
600,000	Kraft Foods Group, Inc	2.250	06/05/17	607,544
1,525,000	Kraft Foods Group, Inc	3.500	06/06/22	1,486,256
300,000	Kraft Foods Group, Inc	6.500	02/09/40	349,860
400,000	Kraft Foods Group, Inc	5.000	06/04/42	394,317
1,145,000	Kraft Foods, Inc	6.500	02/09/40	1,368,276
200,000	Lorillard Tobacco Co	3.500	08/04/16	210,449
300,000	Lorillard Tobacco Co	2.300	08/21/17	300,662
270,000	Lorillard Tobacco Co	6.875	05/01/20	311,600
350,000	Lorillard Tobacco Co	3.750	05/20/23	318,629
200,000	McCormick & Co, Inc	3.500	09/01/23	195,403
150,000	Molson Coors Brewing Co	3.500	05/01/22	147,273
300,000	Molson Coors Brewing Co	5.000	05/01/42	293,534
45,000	PepsiAmericas, Inc	4.375	02/15/14	45,206
300,000	PepsiCo, Inc	0.700	02/26/16	298,444
850,000	PepsiCo, Inc	2.500	05/10/16	881,900
250,000	PepsiCo, Inc	1.250	08/13/17	247,322
52

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$840,000	PepsiCo, Inc	7.900%	11/01/18	$1,049,983
400,000	PepsiCo, Inc	2.250	01/07/19	401,190
100,000	PepsiCo, Inc	4.500	01/15/20	108,764
400,000	PepsiCo, Inc	3.125	11/01/20	400,459
200,000	PepsiCo, Inc	3.000	08/25/21	197,225
400,000	PepsiCo, Inc	2.750	03/05/22	380,039
500,000	PepsiCo, Inc	2.750	03/01/23	462,781
310,000	PepsiCo, Inc	4.875	11/01/40	309,985
400,000	PepsiCo, Inc	4.000	03/05/42	348,332
200,000	PepsiCo, Inc	3.600	08/13/42	164,621
500,000	Philip Morris International, Inc	1.125	08/21/17	490,150
1,300,000	Philip Morris International, Inc	5.650	05/16/18	1,493,079
300,000	Philip Morris International, Inc	1.875	01/15/19	293,176
200,000	Philip Morris International, Inc	2.900	11/15/21	190,931
200,000	Philip Morris International, Inc	2.500	08/22/22	182,312
500,000	Philip Morris International, Inc	2.625	03/06/23	452,809
300,000	Philip Morris International, Inc	3.600	11/15/23	290,385
240,000	Philip Morris International, Inc	6.375	05/16/38	284,468
150,000	Philip Morris International, Inc	4.375	11/15/41	136,714
200,000	Philip Morris International, Inc	4.500	03/20/42	186,816
150,000	Philip Morris International, Inc	3.875	08/21/42	126,974
300,000	Philip Morris International, Inc	4.125	03/04/43	262,626
200,000	Philip Morris International, Inc	4.875	11/15/43	198,126
400,000	Reynolds American, Inc	1.050	10/30/15	401,272
50,000	Reynolds American, Inc	6.750	06/15/17	57,233
200,000	Reynolds American, Inc	7.750	06/01/18	240,841
400,000	Reynolds American, Inc	3.250	11/01/22	368,686
200,000	Reynolds American, Inc	4.850	09/15/23	206,461
65,000	Reynolds American, Inc	7.250	06/15/37	76,113
400,000	Reynolds American, Inc	4.750	11/01/42	355,528
200,000	Reynolds American, Inc	6.150	09/15/43	215,971
133,000	Sara Lee Corp	4.100	09/15/20	136,080
400,000	Tyson Foods, Inc	4.500	06/15/22	407,266
	TOTAL FOOD, BEVERAGE & TOBACCO			51,810,016

HEALTH CARE EQUIPMENT & SERVICES - 0.5%
100,000	Allergan, Inc	5.750	04/01/16	110,622
200,000	Allergan, Inc	1.350	03/15/18	194,896
250,000	Allergan, Inc	3.375	09/15/20	255,709
200,000	Allergan, Inc	2.800	03/15/23	184,945
200,000	AmerisourceBergen Corp	5.875	09/15/15	216,874
100,000	AmerisourceBergen Corp	3.500	11/15/21	98,269
200,000	Ascension Health, Inc	4.847	11/15/53	193,563
200,000	Baxter International, Inc	4.625	03/15/15	209,649
300,000	Baxter International, Inc	0.950	06/01/16	299,968
200,000	Baxter International, Inc	5.900	09/01/16	225,361
300,000	Baxter International, Inc	1.850	06/15/18	296,248
420,000	Baxter International, Inc	4.500	08/15/19	460,150
300,000	Baxter International, Inc	3.200	06/15/23	286,605
116,000	Baxter International, Inc	6.250	12/01/37	137,636
150,000	Baxter International, Inc	3.650	08/15/42	124,427
300,000	Baxter International, Inc	4.500	06/15/43	290,250
53

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$25,000		Becton Dickinson & Co	5.000%	05/15/19	$28,032
150,000		Becton Dickinson & Co	3.250	11/12/20	149,760
850,000		Becton Dickinson & Co	3.125	11/08/21	823,959
100,000		Bio-Rad Laboratories, Inc	4.875	12/15/20	101,881
300,000		Boston Scientific Corp	6.400	06/15/16	334,578
150,000		Boston Scientific Corp	2.650	10/01/18	151,020
650,000		Boston Scientific Corp	6.000	01/15/20	746,220
150,000		Boston Scientific Corp	4.125	10/01/23	148,786
200,000		Cardinal Health, Inc	4.000	06/15/15	209,315
200,000		Cardinal Health, Inc	1.700	03/15/18	195,722
100,000		Cardinal Health, Inc	4.625	12/15/20	107,937
100,000		Cardinal Health, Inc	3.200	06/15/22	95,030
200,000		Cardinal Health, Inc	3.200	03/15/23	187,252
100,000		Cardinal Health, Inc	4.600	03/15/43	93,378
100,000		CareFusion Corp	5.125	08/01/14	102,527
100,000		CareFusion Corp	6.375	08/01/19	113,172
200,000	g	CareFusion Corp	3.300	03/01/23	182,760
100,000		Coventry Health Care, Inc	6.300	08/15/14	103,513
100,000		Coventry Health Care, Inc	5.450	06/15/21	111,263
450,000		Covidien International Finance S.A.	6.000	10/15/17	515,503
650,000		Covidien International Finance S.A.	3.200	06/15/22	626,786
500,000		Covidien International Finance S.A.	2.950	06/15/23	462,532
100,000		Covidien International Finance S.A.	6.550	10/15/37	122,775
225,000		CR Bard, Inc	1.375	01/15/18	217,059
100,000		CR Bard, Inc	4.400	01/15/21	104,389
100,000		DENTSPLY International, Inc	4.125	08/15/21	100,121
100,000		Edwards Lifesciences Corp	2.875	10/15/18	99,416
900,000		Express Scripts Holding Co	2.750	11/21/14	917,357
150,000		Express Scripts Holding Co	3.500	11/15/16	158,582
300,000		Express Scripts Holding Co	2.650	02/15/17	309,203
250,000		Express Scripts Holding Co	4.750	11/15/21	264,166
525,000		Express Scripts Holding Co	3.900	02/15/22	525,499
450,000		Express Scripts Holding Co	6.125	11/15/41	506,205
300,000		Express Scripts, Inc	3.125	05/15/16	313,114
100,000		Kaiser Foundation Hospitals	3.500	04/01/22	94,786
100,000		Kaiser Foundation Hospitals	4.875	04/01/42	94,574
200,000		Laboratory Corp of America Holdings	3.125	05/15/16	208,170
100,000		Laboratory Corp of America Holdings	2.200	08/23/17	100,326
250,000		Laboratory Corp of America Holdings	2.500	11/01/18	246,562
200,000		Laboratory Corp of America Holdings	3.750	08/23/22	193,728
200,000		Laboratory Corp of America Holdings	4.000	11/01/23	192,183
200,000		Mayo Clinic Rochester	4.000	11/15/47	162,954
100,000		McKesson Corp	0.950	12/04/15	99,936
430,000		McKesson Corp	3.250	03/01/16	448,140
25,000		McKesson Corp	5.700	03/01/17	27,871
200,000		McKesson Corp	1.400	03/15/18	192,161
180,000		McKesson Corp	4.750	03/01/21	190,673
100,000		McKesson Corp	2.700	12/15/22	89,558
200,000		McKesson Corp	2.850	03/15/23	180,910
100,000		McKesson Corp	6.000	03/01/41	112,113
250,000		Medco Health Solutions, Inc	2.750	09/15/15	258,068
250,000		Medco Health Solutions, Inc	7.125	03/15/18	297,067
54

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$205,000	Medtronic, Inc	4.750%	09/15/15	$219,533
250,000	Medtronic, Inc	1.375	04/01/18	245,412
200,000	Medtronic, Inc	5.600	03/15/19	231,251
1,305,000	Medtronic, Inc	4.450	03/15/20	1,430,173
250,000	Medtronic, Inc	2.750	04/01/23	231,248
200,000	Medtronic, Inc	4.500	03/15/42	189,441
150,000	Medtronic, Inc	4.000	04/01/43	132,203
350,000	NYU Hospitals Center	5.750	07/01/43	354,146
150,000	PerkinElmer, Inc	5.000	11/15/21	151,363
235,000	Quest Diagnostics, Inc	6.400	07/01/17	267,207
450,000	St. Jude Medical, Inc	2.500	01/15/16	461,583
200,000	St. Jude Medical, Inc	3.250	04/15/23	186,597
200,000	St. Jude Medical, Inc	4.750	04/15/43	189,550
150,000	Stryker Corp	3.000	01/15/15	153,964
150,000	Stryker Corp	2.000	09/30/16	154,110
200,000	Stryker Corp	1.300	04/01/18	194,280
90,000	Stryker Corp	4.375	01/15/20	97,269
200,000	Stryker Corp	4.100	04/01/43	177,107
165,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	174,742
550,000	Thermo Fisher Scientific, Inc	2.250	08/15/16	562,473
175,000	Thermo Fisher Scientific, Inc	1.300	02/01/17	174,240
350,000	Thermo Fisher Scientific, Inc	1.850	01/15/18	348,161
100,000	Thermo Fisher Scientific, Inc	2.400	02/01/19	99,069
455,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	493,640
250,000	Thermo Fisher Scientific, Inc	3.150	01/15/23	232,653
100,000	Thermo Fisher Scientific, Inc	4.150	02/01/24	99,050
200,000	Thermo Fisher Scientific, Inc	5.300	02/01/44	202,235
100,000	Zimmer Holdings, Inc	1.400	11/30/14	100,647
150,000	Zimmer Holdings, Inc	3.375	11/30/21	143,637
106,000	Zimmer Holdings, Inc	5.750	11/30/39	116,899
	TOTAL HEALTH CARE EQUIPMENT & SERVICES			23,817,647

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
100,000	Avon Products, Inc	2.375	03/15/16	100,663
100,000	Avon Products, Inc	6.500	03/01/19	109,179
150,000	Avon Products, Inc	4.600	03/15/20	148,746
150,000	Avon Products, Inc	5.000	03/15/23	145,833
100,000	Avon Products, Inc	6.950	03/15/43	96,424
25,000	Clorox Co	5.000	01/15/15	26,133
350,000	Clorox Co	3.550	11/01/15	367,533
100,000	Clorox Co	3.800	11/15/21	100,635
100,000	Clorox Co	3.050	09/15/22	93,736
400,000	Colgate-Palmolive Co	1.300	01/15/17	399,216
300,000	Colgate-Palmolive Co	0.900	05/01/18	286,550
200,000	Colgate-Palmolive Co	2.300	05/03/22	183,382
200,000	Colgate-Palmolive Co	1.950	02/01/23	173,844
60,000	Colgate-Palmolive Co	6.450	06/16/28	72,648
150,000	Ecolab, Inc	2.375	12/08/14	152,349
300,000	Ecolab, Inc	1.000	08/09/15	300,933
100,000	Ecolab, Inc	3.000	12/08/16	104,771
250,000	Ecolab, Inc	1.450	12/08/17	244,305
350,000	Ecolab, Inc	4.350	12/08/21	362,926
55

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Ecolab, Inc	5.500%	12/08/41	$107,087
200,000		Estee Lauder Cos, Inc	2.350	08/15/22	180,842
100,000		Estee Lauder Cos, Inc	6.000	05/15/37	113,015
400,000		Procter & Gamble Co	0.750	11/04/16	398,273
400,000		Procter & Gamble Co	1.600	11/15/18	393,780
1,825,000		Procter & Gamble Co	4.700	02/15/19	2,038,410
800,000		Procter & Gamble Co	2.300	02/06/22	749,794
300,000		Procter & Gamble Co	3.100	08/15/23	288,464
225,000		Procter & Gamble Co	5.550	03/05/37	257,180
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			7,996,651

INSURANCE - 1.1%
85,000		ACE INA Holdings, Inc	5.875	06/15/14	87,081
200,000		ACE INA Holdings, Inc	5.600	05/15/15	213,322
100,000		ACE INA Holdings, Inc	2.600	11/23/15	103,456
25,000		ACE INA Holdings, Inc	5.800	03/15/18	28,476
500,000		ACE INA Holdings, Inc	5.900	06/15/19	583,716
250,000		ACE INA Holdings, Inc	2.700	03/13/23	229,081
150,000		ACE INA Holdings, Inc	4.150	03/13/43	135,969
400,000		Aegon NV	4.625	12/01/15	426,717
125,000		Aetna, Inc	1.500	11/15/17	123,162
200,000		Aetna, Inc	6.500	09/15/18	235,587
250,000		Aetna, Inc	3.950	09/01/20	261,372
500,000		Aetna, Inc	2.750	11/15/22	460,576
240,000		Aetna, Inc	6.625	06/15/36	286,963
350,000		Aetna, Inc	4.500	05/15/42	325,362
500,000		Aetna, Inc	4.125	11/15/42	437,312
200,000		Aflac, Inc	8.500	05/15/19	255,440
300,000		Aflac, Inc	4.000	02/15/22	301,940
300,000		Aflac, Inc	3.625	06/15/23	290,393
125,000		Aflac, Inc	6.900	12/17/39	153,741
300,000		Alleghany Corp	4.950	06/27/22	311,451
1,250,000		Allstate Corp	3.150	06/15/23	1,185,430
100,000		Allstate Corp	4.500	06/15/43	94,617
200,000	i	Allstate Corp	5.750	08/15/53	201,500
100,000		American Financial Group, Inc	9.875	06/15/19	129,157
700,000		American International Group, Inc	3.800	03/22/17	747,529
1,350,000		American International Group, Inc	8.250	08/15/18	1,688,688
750,000		American International Group, Inc	3.375	08/15/20	754,362
900,000		American International Group, Inc	6.400	12/15/20	1,063,675
900,000		American International Group, Inc	4.875	06/01/22	967,341
300,000		American International Group, Inc	4.125	02/15/24	298,261
800,000		American International Group, Inc	6.250	05/01/36	927,026
328,000		American International Group, Inc	6.820	11/15/37	394,800
200,000		Aon Corp	3.125	05/27/16	208,574
50,000		Aon Corp	5.000	09/30/20	54,921
200,000		Aon Corp	6.250	09/30/40	228,708
200,000		Aon plc	4.000	11/27/23	196,212
100,000		Aon plc	4.250	12/12/42	85,798
200,000		Aon plc	4.450	05/24/43	177,665
300,000		Arch Capital Group US, Inc	5.144	11/01/43	299,968
200,000		Aspen Insurance Holdings Ltd	4.650	11/15/23	197,563
56

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Assurant, Inc	2.500%	03/15/18	$97,705
100,000		Assurant, Inc	4.000	03/15/23	96,220
100,000		Assurant, Inc	6.750	02/15/34	106,924
270,000		AXA S.A.	8.600	12/15/30	332,438
50,000		Axis Specialty Finance	5.875	06/01/20	54,850
333,000		Berkshire Hathaway Finance Corp	4.850	01/15/15	348,557
300,000		Berkshire Hathaway Finance Corp	2.450	12/15/15	310,898
300,000		Berkshire Hathaway Finance Corp	1.600	05/15/17	302,893
225,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	219,866
750,000		Berkshire Hathaway Finance Corp	5.400	05/15/18	862,672
300,000		Berkshire Hathaway Finance Corp	2.000	08/15/18	300,180
200,000		Berkshire Hathaway Finance Corp	2.900	10/15/20	198,338
400,000		Berkshire Hathaway Finance Corp	3.000	05/15/22	383,462
300,000		Berkshire Hathaway Finance Corp	4.400	05/15/42	274,343
100,000		Berkshire Hathaway Finance Corp	4.300	05/15/43	90,061
700,000		Berkshire Hathaway, Inc	1.900	01/31/17	716,111
400,000		Berkshire Hathaway, Inc	1.550	02/09/18	395,498
200,000		Boardwalk Pipelines LP	3.375	02/01/23	179,827
40,000		Chubb Corp	5.750	05/15/18	45,977
350,000		Chubb Corp	6.000	05/11/37	408,854
300,000	i	Chubb Corp	6.375	03/29/67	324,750
200,000		Cigna Corp	5.375	02/15/42	207,940
540,000		CIGNA Corp	5.125	06/15/20	598,939
400,000		CIGNA Corp	4.500	03/15/21	425,094
200,000		Cincinnati Financial Corp	6.920	05/15/28	234,367
200,000		CNA Financial Corp	5.850	12/15/14	209,477
40,000		CNA Financial Corp	6.500	08/15/16	44,986
500,000		CNA Financial Corp	5.750	08/15/21	560,223
250,000		Fidelity National Financial, Inc	5.500	09/01/22	259,291
100,000		First American Financial Corp	4.300	02/01/23	95,249
260,000		Genworth Financial, Inc	7.200	02/15/21	301,916
300,000		Genworth Financial, Inc	7.625	09/24/21	356,998
100,000		Genworth Holdings, Inc	4.900	08/15/23	99,950
300,000		Genworth Holdings, Inc	4.800	02/15/24	296,328
250,000		Hartford Financial Services Group, Inc	5.125	04/15/22	272,303
321,000		Hartford Financial Services Group, Inc	6.625	03/30/40	387,908
750,000		Hartford Financial Services Group, Inc	4.300	04/15/43	659,755
300,000		Humana, Inc	6.450	06/01/16	335,225
100,000		Humana, Inc	3.150	12/01/22	92,571
100,000		Humana, Inc	8.150	06/15/38	132,183
200,000		Humana, Inc	4.625	12/01/42	180,273
100,000		Infinity Property & Casualty Corp	5.000	09/19/22	100,092
300,000		ING US, Inc	2.900	02/15/18	306,836
150,000		ING US, Inc	5.500	07/15/22	163,124
200,000		ING US, Inc	5.700	07/15/43	208,959
400,000		Leucadia National Corp	5.500	10/18/23	399,767
300,000		Lincoln National Corp	4.300	06/15/15	314,509
200,000		Lincoln National Corp	8.750	07/01/19	257,431
400,000		Lincoln National Corp	4.200	03/15/22	407,608
525,000		Lincoln National Corp	4.000	09/01/23	518,107
30,000		Lincoln National Corp	6.150	04/07/36	33,966
150,000		Lincoln National Corp	7.000	06/15/40	187,931
57

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Loews Corp	5.250%	03/15/16	$109,007
200,000		Loews Corp	2.625	05/15/23	179,185
200,000		Loews Corp	4.125	05/15/43	170,336
100,000		Manulife Financial Corp	3.400	09/17/15	104,093
100,000		Manulife Financial Corp	4.900	09/17/20	107,335
100,000		Markel Corp	7.125	09/30/19	119,067
150,000		Markel Corp	4.900	07/01/22	156,285
100,000		Markel Corp	3.625	03/30/23	94,120
100,000		Markel Corp	5.000	03/30/43	93,519
200,000		Marsh & McLennan Cos, Inc	5.375	07/15/14	204,817
150,000		Marsh & McLennan Cos, Inc	2.300	04/01/17	151,067
100,000		Marsh & McLennan Cos, Inc	2.550	10/15/18	100,147
125,000		Marsh & McLennan Cos, Inc	9.250	04/15/19	161,933
150,000		Marsh & McLennan Cos, Inc	4.800	07/15/21	159,905
200,000		Marsh & McLennan Cos, Inc	4.050	10/15/23	197,034
200,000		Memorial Sloan-Kettering Cancer Center	4.125	07/01/52	164,530
280,000		MetLife, Inc	5.000	06/15/15	297,196
575,000		MetLife, Inc	6.750	06/01/16	653,793
175,000		MetLife, Inc	1.756	12/15/17	173,144
1,050,000		MetLife, Inc	4.750	02/08/21	1,134,852
700,000		MetLife, Inc	3.048	12/15/22	652,803
325,000		MetLife, Inc	4.368	09/15/23	331,788
50,000		MetLife, Inc	6.375	06/15/34	59,133
405,000		MetLife, Inc	5.700	06/15/35	442,318
130,000		MetLife, Inc	5.875	02/06/41	145,216
200,000		MetLife, Inc	4.125	08/13/42	173,925
600,000		MetLife, Inc	4.875	11/13/43	588,864
200,000		Montpelier Re Holdings Ltd	4.700	10/15/22	196,239
20,000		Nationwide Financial Services	6.750	05/15/37	19,800
200,000		Navigators Group, Inc	5.750	10/15/23	210,275
500,000		OneBeacon US Holdings, Inc	4.600	11/09/22	490,565
100,000		PartnerRe Ltd	5.500	06/01/20	108,487
100,000	g	Primerica, Inc	4.750	07/15/22	102,999
100,000		Principal Financial Group, Inc	1.850	11/15/17	99,096
130,000		Principal Financial Group, Inc	8.875	05/15/19	166,209
100,000		Principal Financial Group, Inc	3.300	09/15/22	95,209
150,000		Principal Financial Group, Inc	3.125	05/15/23	139,205
100,000		Principal Financial Group, Inc	6.050	10/15/36	113,511
100,000		Principal Financial Group, Inc	4.625	09/15/42	93,950
200,000		Principal Financial Group, Inc	4.350	05/15/43	179,382
120,000		Progressive Corp	6.250	12/01/32	140,721
300,000	i	Progressive Corp	6.700	06/15/37	324,000
100,000		Protective Life Corp	7.375	10/15/19	121,959
295,000		Prudential Financial, Inc	5.100	09/20/14	304,422
200,000		Prudential Financial, Inc	4.750	09/17/15	213,128
300,000		Prudential Financial, Inc	3.000	05/12/16	312,413
60,000		Prudential Financial, Inc	6.100	06/15/17	68,298
100,000		Prudential Financial, Inc	2.300	08/15/18	99,408
1,020,000		Prudential Financial, Inc	7.375	06/15/19	1,252,241
300,000		Prudential Financial, Inc	4.500	11/16/21	319,285
400,000		Prudential Financial, Inc	5.750	07/15/33	429,595
450,000		Prudential Financial, Inc	6.200	11/15/40	516,516
58

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000	i	Prudential Financial, Inc	5.875%	09/15/42	$127,031
500,000	i	Prudential Financial, Inc	5.625	06/15/43	490,000
150,000		Prudential Financial, Inc	5.100	08/15/43	148,973
100,000	i	Prudential Financial, Inc	5.200	03/15/44	96,750
150,000		Reinsurance Group of America, Inc	5.625	03/15/17	165,363
100,000		Reinsurance Group of America, Inc	5.000	06/01/21	104,944
250,000		Reinsurance Group of America, Inc	4.700	09/15/23	252,789
100,000		StanCorp Financial Group, Inc	5.000	08/15/22	98,240
250,000		Torchmark Corp	3.800	09/15/22	242,661
100,000		Transatlantic Holdings, Inc	5.750	12/14/15	108,399
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	24,869
610,000		Travelers Cos, Inc	5.800	05/15/18	702,690
130,000		Travelers Cos, Inc	5.900	06/02/19	152,204
600,000		Travelers Cos, Inc	5.350	11/01/40	647,085
200,000		Travelers Cos, Inc	4.600	08/01/43	195,412
100,000		Travelers Property Casualty Corp	6.375	03/15/33	120,384
100,000		UnitedHealth Group, Inc	5.375	03/15/16	109,462
325,000		UnitedHealth Group, Inc	1.400	10/15/17	320,897
324,000		UnitedHealth Group, Inc	6.000	02/15/18	374,322
300,000		UnitedHealth Group, Inc	1.625	03/15/19	288,892
700,000		UnitedHealth Group, Inc	4.700	02/15/21	763,736
325,000		UnitedHealth Group, Inc	2.750	02/15/23	297,588
200,000		UnitedHealth Group, Inc	2.875	03/15/23	186,101
365,000		UnitedHealth Group, Inc	6.625	11/15/37	441,597
250,000		UnitedHealth Group, Inc	6.875	02/15/38	311,369
150,000		UnitedHealth Group, Inc	4.625	11/15/41	141,693
300,000		UnitedHealth Group, Inc	4.375	03/15/42	274,127
350,000		UnitedHealth Group, Inc	3.950	10/15/42	296,822
200,000		UnitedHealth Group, Inc	4.250	03/15/43	179,486
100,000		Unitrin, Inc	6.000	11/30/15	106,957
110,000		Unum Group	5.625	09/15/20	120,576
200,000		Verisk Analytics, Inc	5.800	05/01/21	215,988
200,000		WellPoint, Inc	1.250	09/10/15	201,390
200,000		WellPoint, Inc	1.875	01/15/18	197,762
500,000		WellPoint, Inc	2.300	07/15/18	496,032
150,000		WellPoint, Inc	3.700	08/15/21	149,446
800,000		WellPoint, Inc	3.125	05/15/22	750,303
200,000		WellPoint, Inc	3.300	01/15/23	186,643
300,000		WellPoint, Inc	4.625	05/15/42	277,264
200,000		WellPoint, Inc	4.650	01/15/43	185,160
500,000		WellPoint, Inc	5.100	01/15/44	495,824
200,000		Willis Group Holdings plc	5.750	03/15/21	215,142
165,000		WR Berkley Corp	5.375	09/15/20	177,649
250,000		WR Berkley Corp	4.625	03/15/22	252,865
350,000		XL Capital Ltd	6.375	11/15/24	401,161
100,000		XL Group PLC	5.250	09/15/14	103,070
200,000		XLIT Ltd	2.300	12/15/18	196,438
200,000		XLIT Ltd	5.250	12/15/43	201,340
		TOTAL INSURANCE			55,489,863

MATERIALS - 1.0%
300,000		3M Co	1.375	09/29/16	304,463
59

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	3M Co	1.000%	06/26/17	$197,467
200,000	3M Co	2.000	06/26/22	182,497
190,000	3M Co	5.700	03/15/37	219,159
100,000	Agrium, Inc	6.750	01/15/19	117,980
150,000	Agrium, Inc	3.150	10/01/22	137,472
200,000	Agrium, Inc	3.500	06/01/23	186,308
100,000	Agrium, Inc	6.125	01/15/41	107,633
200,000	Agrium, Inc	4.900	06/01/43	185,201
200,000	Air Products & Chemicals, Inc	1.200	10/15/17	195,729
150,000	Air Products & Chemicals, Inc	3.000	11/03/21	144,339
150,000	Air Products & Chemicals, Inc	2.750	02/03/23	137,931
180,000	Airgas, Inc	4.500	09/15/14	184,659
200,000	Airgas, Inc	1.650	02/15/18	195,027
250,000	Airgas, Inc	2.900	11/15/22	226,907
100,000	Albemarle Corp	4.500	12/15/20	102,726
200,000	Alcoa, Inc	5.550	02/01/17	215,272
430,000	Alcoa, Inc	6.150	08/15/20	463,413
550,000	Alcoa, Inc	5.400	04/15/21	561,707
300,000	Alcoa, Inc	5.870	02/23/22	309,647
250,000	Alcoa, Inc	5.950	02/01/37	231,007
100,000	Allegheny Technologies, Inc	5.950	01/15/21	103,739
300,000	Allegheny Technologies, Inc	5.875	08/15/23	302,980
200,000	Avery Dennison Corp	3.350	04/15/23	182,327
180,000	Barrick Australian Finance Pty Ltd	5.950	10/15/39	155,744
350,000	Barrick Gold Corp	6.950	04/01/19	403,998
250,000	Barrick Gold Corp	3.850	04/01/22	225,157
225,000	Barrick Gold Corp	4.100	05/01/23	203,375
250,000	Barrick Gold Corp	5.250	04/01/42	208,534
1,500,000	Barrick North America Finance LLC	4.400	05/30/21	1,444,269
300,000	Barrick North America Finance LLC	5.750	05/01/43	269,761
110,000	Bemis Co, Inc	5.650	08/01/14	113,072
100,000	Bemis Co, Inc	6.800	08/01/19	117,216
200,000	Cabot Corp	3.700	07/15/22	190,733
200,000	Carpenter Technology Corp	4.450	03/01/23	191,900
220,000	Celulosa Arauco y Constitucion S.A.	5.625	04/20/15	231,511
100,000	Celulosa Arauco y Constitucion S.A.	5.000	01/21/21	100,909
100,000	Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	97,424
350,000	CF Industries, Inc	7.125	05/01/20	410,250
200,000	CF Industries, Inc	3.450	06/01/23	182,645
200,000	CF Industries, Inc	4.950	06/01/43	182,021
250,000	Church & Dwight Co, Inc	2.875	10/01/22	231,409
300,000	Cliffs Natural Resources, Inc	3.950	01/15/18	302,938
50,000	Cliffs Natural Resources, Inc	4.800	10/01/20	49,696
200,000	Cliffs Natural Resources, Inc	4.875	04/01/21	194,507
150,000	Cliffs Natural Resources, Inc	6.250	10/01/40	127,787
100,000	Corning, Inc	1.450	11/15/17	98,564
225,000	Corning, Inc	4.250	08/15/20	239,731
200,000	Corning, Inc	3.700	11/15/23	196,973
100,000	Corning, Inc	5.750	08/15/40	108,407
200,000	Corning, Inc	4.750	03/15/42	192,620
150,000	Cytec Industries, Inc	3.500	04/01/23	137,833
200,000	Domtar Corp	4.400	04/01/22	191,493
60

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Domtar Corp	6.250%	09/01/42	$95,821
100,000	Domtar Corp	6.750	02/15/44	102,012
591,000	Dow Chemical Co	8.550	05/15/19	763,096
1,500,000	Dow Chemical Co	4.250	11/15/20	1,597,711
500,000	Dow Chemical Co	4.125	11/15/21	516,483
550,000	Dow Chemical Co	3.000	11/15/22	512,952
350,000	Dow Chemical Co	5.250	11/15/41	348,713
375,000	Dow Chemical Co	4.375	11/15/42	329,262
1,420,000	E.I. du Pont de Nemours & Co	4.625	01/15/20	1,550,092
175,000	Eastman Chemical Co	2.400	06/01/17	176,875
165,000	Eastman Chemical Co	5.500	11/15/19	181,750
250,000	Eastman Chemical Co	3.600	08/15/22	240,015
150,000	Eastman Chemical Co	4.800	09/01/42	141,636
90,000	EI du Pont de Nemours & Co	5.250	12/15/16	100,967
700,000	EI du Pont de Nemours & Co	6.000	07/15/18	812,652
300,000	EI du Pont de Nemours & Co	2.800	02/15/23	274,753
225,000	EI du Pont de Nemours & Co	4.150	02/15/43	198,491
100,000	FMC Corp	3.950	02/01/22	99,958
200,000	FMC Corp	4.100	02/01/24	198,604
1,650,000	Freeport-McMoRan Copper & Gold, Inc	2.375	03/15/18	1,645,969
300,000	Freeport-McMoRan Copper & Gold, Inc	3.100	03/15/20	291,460
650,000	Freeport-McMoRan Copper & Gold, Inc	3.550	03/01/22	617,760
675,000	Freeport-McMoRan Copper & Gold, Inc	3.875	03/15/23	638,310
400,000	Freeport-McMoRan Copper & Gold, Inc	5.450	03/15/43	382,814
200,000	Georgia-Pacific LLC	7.700	06/15/15	218,984
300,000	Georgia-Pacific LLC	8.000	01/15/24	386,111
250,000	Georgia-Pacific LLC	7.750	11/15/29	316,556
250,000	Goldcorp, Inc	2.125	03/15/18	245,024
250,000	Goldcorp, Inc	3.700	03/15/23	223,589
100,000	Hubbell, Inc	3.625	11/15/22	97,178
300,000	International Flavors & Fragrances, Inc	3.200	05/01/23	276,906
300,000	International Paper Co	7.950	06/15/18	364,408
144,000	International Paper Co	9.375	05/15/19	188,881
330,000	International Paper Co	7.500	08/15/21	404,545
170,000	International Paper Co	7.300	11/15/39	209,903
450,000	International Paper Co	6.000	11/15/41	488,680
330,000	Kimberly-Clark Corp	6.250	07/15/18	386,800
225,000	Kimberly-Clark Corp	3.625	08/01/20	234,622
100,000	Kimberly-Clark Corp	3.875	03/01/21	104,249
125,000	Kimberly-Clark Corp	2.400	03/01/22	116,190
200,000	Kimberly-Clark Corp	2.400	06/01/23	180,896
200,000	Kimberly-Clark Corp	6.625	08/01/37	250,690
200,000	Kimberly-Clark Corp	3.700	06/01/43	167,876
150,000	Kinross Gold Corp	5.125	09/01/21	143,298
92,000	Lubrizol Corp	8.875	02/01/19	119,363
150,000	Lubrizol Corp	6.500	10/01/34	181,135
300,000	LYB International Finance BV	4.000	07/15/23	296,116
300,000	LYB International Finance BV	5.250	07/15/43	301,572
500,000	LyondellBasell Industries NV	5.000	04/15/19	555,310
300,000	LyondellBasell Industries NV	6.000	11/15/21	345,034
300,000	LyondellBasell Industries NV	5.750	04/15/24	336,202
250,000	Martin Marietta Materials, Inc	6.600	04/15/18	284,062
61

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$150,000	Methanex Corp	3.250%	12/15/19	$148,874
200,000	Monsanto Co	2.750	04/15/16	208,506
200,000	Monsanto Co	1.850	11/15/18	197,366
100,000	Monsanto Co	2.200	07/15/22	90,579
150,000	Monsanto Co	5.500	08/15/25	169,161
100,000	Monsanto Co	3.600	07/15/42	81,526
200,000	Monsanto Co	4.650	11/15/43	195,100
100,000	NewMarket Corp	4.100	12/15/22	95,263
200,000	Newmont Mining Corp	5.125	10/01/19	207,419
300,000	Newmont Mining Corp	3.500	03/15/22	255,355
298,000	Newmont Mining Corp	5.875	04/01/35	254,038
135,000	Newmont Mining Corp	6.250	10/01/39	119,410
300,000	Newmont Mining Corp	4.875	03/15/42	222,132
100,000	Nucor Corp	5.750	12/01/17	113,167
130,000	Nucor Corp	5.850	06/01/18	147,288
300,000	Nucor Corp	4.125	09/15/22	301,277
500,000	Nucor Corp	4.000	08/01/23	488,090
300,000	Nucor Corp	5.200	08/01/43	292,258
43,000	Owens Corning	9.000	06/15/19	53,087
200,000	Owens Corning	4.200	12/15/22	190,986
150,000	Packaging Corp of America	3.900	06/15/22	145,724
250,000	Packaging Corp of America	4.500	11/01/23	250,653
100,000	Plum Creek Timberlands LP	4.700	03/15/21	103,666
300,000	Plum Creek Timberlands LP	3.250	03/15/23	269,763
650,000	Potash Corp of Saskatchewan, Inc	4.875	03/30/20	703,259
200,000	Potash Corp of Saskatchewan, Inc	5.625	12/01/40	212,384
150,000	PPG Industries, Inc	2.700	08/15/22	136,871
150,000	PPG Industries, Inc	6.650	03/15/18	173,459
300,000	PPG Industries, Inc	3.600	11/15/20	304,452
440,000	Praxair, Inc	3.250	09/15/15	459,660
200,000	Praxair, Inc	1.050	11/07/17	194,334
250,000	Praxair, Inc	2.200	08/15/22	222,444
625,000	Praxair, Inc	3.550	11/07/42	507,431
500,000	Precision Castparts Corp	1.250	01/15/18	486,751
100,000	Precision Castparts Corp	3.900	01/15/43	87,040
150,000	Rio Tinto Finance USA Ltd	2.500	05/20/16	154,689
1,500,000	Rio Tinto Finance USA Ltd	6.500	07/15/18	1,770,713
570,000	Rio Tinto Finance USA Ltd	3.500	11/02/20	581,955
200,000	Rio Tinto Finance USA Ltd	4.125	05/20/21	207,459
200,000	Rio Tinto Finance USA Ltd	3.750	09/20/21	201,919
250,000	Rio Tinto Finance USA Ltd	7.125	07/15/28	307,466
150,000	Rio Tinto Finance USA Ltd	5.200	11/02/40	154,510
800,000	Rio Tinto Finance USA plc	1.625	08/21/17	799,682
300,000	Rio Tinto Finance USA plc	2.250	12/14/18	298,520
400,000	Rio Tinto Finance USA plc	3.500	03/22/22	392,529
625,000	Rio Tinto Finance USA plc	2.875	08/21/22	582,518
200,000	Rio Tinto Finance USA plc	4.750	03/22/42	194,386
400,000	Rio Tinto Finance USA plc	4.125	08/21/42	351,703
58,000	Rohm and Haas Co	6.000	09/15/17	65,797
100,000	RPM International, Inc	6.125	10/15/19	112,150
300,000	RPM International, Inc	3.450	11/15/22	273,955
100,000	Sherwin-Williams Co	3.125	12/15/14	102,404
62

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$175,000	Sherwin-Williams Co	1.350%	12/15/17	$170,399
200,000	Sherwin-Williams Co	4.000	12/15/42	171,620
150,000	Sonoco Products Co	5.750	11/01/40	158,817
200,000	Southern Copper Corp	5.375	04/16/20	213,697
100,000	Southern Copper Corp	7.500	07/27/35	104,207
680,000	Southern Copper Corp	6.750	04/16/40	658,419
50,000	Teck Resources Ltd	3.850	08/15/17	52,877
100,000	Teck Resources Ltd	2.500	02/01/18	100,604
300,000	Teck Resources Ltd	3.000	03/01/19	300,940
600,000	Teck Resources Ltd	4.500	01/15/21	604,462
275,000	Teck Resources Ltd	4.750	01/15/22	277,634
100,000	Teck Resources Ltd	3.750	02/01/23	93,213
100,000	Teck Resources Ltd	6.250	07/15/41	99,543
700,000	Teck Resources Ltd	5.200	03/01/42	617,819
150,000	Teck Resources Ltd	5.400	02/01/43	136,822
450,000	Vale S.A.	5.625	09/11/42	408,502
150,000	Valspar Corp	4.200	01/15/22	147,929
150,000	Westlake Chemical Corp	3.600	07/15/22	142,093
	TOTAL MATERIALS			50,339,128

MEDIA - 0.8%
100,000	CBS Corp	1.950	07/01/17	100,181
50,000	CBS Corp	5.750	04/15/20	56,126
445,000	CBS Corp	4.300	02/15/21	453,022
500,000	CBS Corp	3.375	03/01/22	477,202
200,000	CBS Corp	7.875	07/30/30	248,836
200,000	CBS Corp	4.850	07/01/42	180,210
450,000	Comcast Cable Communications LLC	8.875	05/01/17	552,599
1,595,000	Comcast Corp	5.150	03/01/20	1,779,333
1,350,000	Comcast Corp	3.125	07/15/22	1,288,308
300,000	Comcast Corp	2.850	01/15/23	277,382
625,000	Comcast Corp	4.250	01/15/33	580,574
129,000	Comcast Corp	7.050	03/15/33	156,069
345,000	Comcast Corp	5.650	06/15/35	367,468
350,000	Comcast Corp	6.950	08/15/37	430,255
780,000	Comcast Corp	6.400	03/01/40	900,022
350,000	Comcast Corp	4.650	07/15/42	325,711
300,000	Comcast Corp	4.500	01/15/43	270,996
91,000	COX Communications, Inc	5.450	12/15/14	95,100
50,000	DIRECTV Holdings LLC	4.750	10/01/14	51,488
600,000	DIRECTV Holdings LLC	3.550	03/15/15	619,780
100,000	DIRECTV Holdings LLC	3.500	03/01/16	104,969
500,000	DIRECTV Holdings LLC	2.400	03/15/17	509,029
500,000	DIRECTV Holdings LLC	1.750	01/15/18	490,484
285,000	DIRECTV Holdings LLC	5.200	03/15/20	310,357
500,000	DIRECTV Holdings LLC	4.600	02/15/21	516,343
1,050,000	DIRECTV Holdings LLC	5.000	03/01/21	1,103,034
250,000	DIRECTV Holdings LLC	3.800	03/15/22	240,159
145,000	DIRECTV Holdings LLC	6.000	08/15/40	143,188
100,000	DIRECTV Holdings LLC	6.375	03/01/41	103,686
550,000	DIRECTV Holdings LLC	5.150	03/15/42	493,956
500,000	Discovery Communications LLC	3.300	05/15/22	473,399
63

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$100,000	Discovery Communications LLC	4.950%	05/15/42	$92,885
125,000	Discovery Communications LLC	4.875	04/01/43	115,311
550,000	Grupo Televisa S.A.	6.625	03/18/25	615,599
348,000	Historic TW, Inc	6.625	05/15/29	399,411
100,000	Interpublic Group of Cos, Inc	6.250	11/15/14	104,125
300,000	Interpublic Group of Cos, Inc	2.250	11/15/17	295,764
100,000	Interpublic Group of Cos, Inc	4.000	03/15/22	95,698
900,000	NBC Universal Media LLC	4.450	01/15/43	806,242
1,235,000	NBC Universal Media LLC	3.650	04/30/15	1,284,399
585,000	NBC Universal Media LLC	5.150	04/30/20	653,881
820,000	NBC Universal Media LLC	4.375	04/01/21	867,906
375,000	NBC Universal Media LLC	2.875	01/15/23	347,166
95,000	NBC Universal Media LLC	6.400	04/30/40	109,215
150,000	NBC Universal Media LLC	5.950	04/01/41	164,076
355,000	News America, Inc	7.250	05/18/18	428,779
950,000	News America, Inc	3.000	09/15/22	893,050
1,325,000	News America, Inc	6.200	12/15/34	1,466,729
1,000,000	News America, Inc	6.150	02/15/41	1,114,525
200,000	Omnicom Group, Inc	5.900	04/15/16	221,084
200,000	Omnicom Group, Inc	4.450	08/15/20	212,273
700,000	Omnicom Group, Inc	3.625	05/01/22	677,878
500,000	Time Warner Cable, Inc	5.850	05/01/17	545,349
170,000	Time Warner Cable, Inc	6.750	07/01/18	190,644
910,000	Time Warner Cable, Inc	8.750	02/14/19	1,085,486
1,100,000	Time Warner Cable, Inc	8.250	04/01/19	1,288,655
800,000	Time Warner Cable, Inc	4.000	09/01/21	743,002
500,000	Time Warner Cable, Inc	6.550	05/01/37	462,676
175,000	Time Warner Cable, Inc	6.750	06/15/39	164,798
690,000	Time Warner Cable, Inc	5.875	11/15/40	596,882
300,000	Time Warner Cable, Inc	5.500	09/01/41	248,584
750,000	Time Warner Cable, Inc	4.500	09/15/42	568,174
490,000	Time Warner, Inc	3.150	07/15/15	507,636
628,000	Time Warner, Inc	5.875	11/15/16	708,493
450,000	Time Warner, Inc	4.750	03/29/21	479,867
1,400,000	Time Warner, Inc	3.400	06/15/22	1,366,186
650,000	Time Warner, Inc	4.050	12/15/23	648,105
785,000	Time Warner, Inc	6.500	11/15/36	886,952
350,000	Time Warner, Inc	6.100	07/15/40	381,978
150,000	Time Warner, Inc	6.250	03/29/41	166,572
900,000	Time Warner, Inc	4.900	06/15/42	854,362
200,000	Time Warner, Inc	5.350	12/15/43	202,546
406,000	Viacom, Inc	4.375	09/15/14	416,589
300,000	Viacom, Inc	1.250	02/27/15	301,494
250,000	Viacom, Inc	2.500	09/01/18	252,015
400,000	Viacom, Inc	3.875	12/15/21	397,538
500,000	Viacom, Inc	3.125	06/15/22	461,895
200,000	Viacom, Inc	3.250	03/15/23	185,243
250,000	Viacom, Inc	4.250	09/01/23	249,480
200,000	Viacom, Inc	4.500	02/27/42	170,634
504,000	Viacom, Inc	4.375	03/15/43	425,563
100,000	Viacom, Inc	4.875	06/15/43	90,463
250,000	Viacom, Inc	5.850	09/01/43	262,806
64

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$261,000	WPP Finance 2010	4.750%	11/21/21	$271,324
300,000	WPP Finance 2010	3.625	09/07/22	289,335
200,000	WPP Finance 2010	5.625	11/15/43	197,987
	TOTAL MEDIA			40,734,575

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.0%
350,000	Abbott Laboratories	5.125	04/01/19	395,689
500,000	Abbott Laboratories	5.300	05/27/40	545,491
1,700,000	AbbVie, Inc	1.200	11/06/15	1,717,279
800,000	AbbVie, Inc	1.750	11/06/17	798,630
700,000	AbbVie, Inc	2.000	11/06/18	692,447
1,075,000	AbbVie, Inc	4.400	11/06/42	1,002,625
300,000	Amgen, Inc	2.500	11/15/16	310,486
300,000	Amgen, Inc	2.125	05/15/17	303,796
550,000	Amgen, Inc	5.850	06/01/17	624,029
75,000	Amgen, Inc	4.500	03/15/20	80,416
250,000	Amgen, Inc	3.450	10/01/20	253,668
700,000	Amgen, Inc	4.100	06/15/21	729,449
500,000	Amgen, Inc	3.625	05/15/22	495,326
500,000	Amgen, Inc	6.375	06/01/37	573,429
1,000,000	Amgen, Inc	6.400	02/01/39	1,144,764
150,000	Amgen, Inc	4.950	10/01/41	142,510
400,000	Amgen, Inc	5.150	11/15/41	398,514
300,000	Amgen, Inc	5.375	05/15/43	308,015
800,000	AstraZeneca plc	5.900	09/15/17	914,773
600,000	AstraZeneca plc	6.450	09/15/37	716,459
450,000	AstraZeneca plc	4.000	09/18/42	391,355
100,000	Biogen Idec, Inc	6.875	03/01/18	117,894
250,000	Bristol-Myers Squibb Co	0.875	08/01/17	243,669
300,000	Bristol-Myers Squibb Co	5.450	05/01/18	343,418
200,000	Bristol-Myers Squibb Co	1.750	03/01/19	195,286
200,000	Bristol-Myers Squibb Co	3.250	11/01/23	191,904
303,000	Bristol-Myers Squibb Co	6.125	05/01/38	359,998
650,000	Bristol-Myers Squibb Co	3.250	08/01/42	504,759
200,000	Bristol-Myers Squibb Co	4.500	03/01/44	191,568
375,000	Eli Lilly & Co	5.200	03/15/17	418,732
200,000	Eli Lilly & Co	7.125	06/01/25	253,309
450,000	Eli Lilly & Co	5.550	03/15/37	493,886
125,000	Genentech, Inc	4.750	07/15/15	132,938
100,000	Genentech, Inc	5.250	07/15/35	105,377
275,000	Genzyme Corp	3.625	06/15/15	287,180
100,000	Gilead Sciences, Inc	2.400	12/01/14	101,648
600,000	Gilead Sciences, Inc	4.500	04/01/21	639,031
650,000	Gilead Sciences, Inc	4.400	12/01/21	694,167
100,000	Gilead Sciences, Inc	5.650	12/01/41	111,324
400,000	GlaxoSmithKline Capital, Inc	4.375	04/15/14	404,468
300,000	GlaxoSmithKline Capital, Inc	0.700	03/18/16	298,726
1,045,000	GlaxoSmithKline Capital, Inc	5.650	05/15/18	1,202,941
225,000	GlaxoSmithKline Capital, Inc	2.800	03/18/23	208,382
350,000	GlaxoSmithKline Capital, Inc	5.375	04/15/34	380,895
443,000	GlaxoSmithKline Capital, Inc	6.375	05/15/38	542,209
350,000	GlaxoSmithKline Capital, Inc	4.200	03/18/43	320,003
65

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$900,000		Johnson & Johnson	2.150%	05/15/16	$930,262
500,000		Johnson & Johnson	1.650	12/05/18	493,543
600,000		Johnson & Johnson	2.950	09/01/20	607,035
500,000		Johnson & Johnson	3.375	12/05/23	494,138
650,000		Johnson & Johnson	4.375	12/05/33	654,231
375,000		Johnson & Johnson	5.850	07/15/38	443,820
180,000		Johnson & Johnson	4.500	09/01/40	177,108
150,000		Johnson & Johnson	4.850	05/15/41	157,118
300,000		Johnson & Johnson	4.500	12/05/43	297,800
115,000		Life Technologies Corp	3.500	01/15/16	119,790
300,000		Life Technologies Corp	5.000	01/15/21	324,808
385,000		Mead Johnson Nutrition Co	4.900	11/01/19	419,826
400,000		Merck & Co, Inc	0.700	05/18/16	399,300
785,000		Merck & Co, Inc	6.000	09/15/17	907,480
200,000		Merck & Co, Inc	1.100	01/31/18	194,398
400,000		Merck & Co, Inc	1.300	05/18/18	389,044
1,500,000		Merck & Co, Inc	3.875	01/15/21	1,582,094
200,000		Merck & Co, Inc	2.400	09/15/22	182,687
600,000		Merck & Co, Inc	2.800	05/18/23	555,470
150,000		Merck & Co, Inc	6.500	12/01/33	187,014
100,000		Merck & Co, Inc	3.600	09/15/42	82,831
450,000		Merck & Co, Inc	4.150	05/18/43	411,116
500,000	g	Mylan, Inc	1.800	06/24/16	509,729
163,000		Mylan, Inc	1.350	11/29/16	162,701
500,000	g	Mylan, Inc	2.600	06/24/18	500,290
100,000		Mylan, Inc	2.550	03/28/19	99,002
200,000		Mylan, Inc	4.200	11/29/23	196,718
200,000		Mylan, Inc	5.400	11/29/43	201,614
1,245,000		Novartis Capital Corp	2.900	04/24/15	1,286,505
390,000		Novartis Capital Corp	4.400	04/24/20	424,763
300,000		Novartis Capital Corp	2.400	09/21/22	275,049
400,000		Novartis Capital Corp	3.700	09/21/42	342,073
300,000		Pfizer, Inc	0.900	01/15/17	298,516
300,000		Pfizer, Inc	1.500	06/15/18	295,456
1,460,000		Pfizer, Inc	6.200	03/15/19	1,730,728
300,000		Pfizer, Inc	3.000	06/15/23	281,871
500,000		Pfizer, Inc	4.300	06/15/43	470,175
175,000		Sanofi	1.250	04/10/18	170,382
800,000		Sanofi-Aventis S.A.	2.625	03/29/16	831,883
750,000		Sanofi-Aventis S.A.	4.000	03/29/21	785,710
540,000		Schering-Plough Corp	6.550	09/15/37	673,310
100,000		Sigma-Aldrich Corp	3.375	11/01/20	100,417
600,000		Teva Pharmaceutical Finance Co BV	2.400	11/10/16	617,321
400,000		Teva Pharmaceutical Finance Co BV	2.950	12/18/22	362,149
600,000		Teva Pharmaceutical Finance Co LLC	3.000	06/15/15	619,221
200,000		Teva Pharmaceutical Finance Co LLC	2.250	03/18/20	190,181
350,000		Teva Pharmaceutical Finance Co LLC	6.150	02/01/36	383,368
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	247,393
575,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	536,313
250,000		Watson Pharmaceuticals, Inc	4.625	10/01/42	227,450
500,000		Wyeth LLC	5.450	04/01/17	561,523
1,000,000		Wyeth LLC	6.450	02/01/24	1,197,326
66

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$945,000		Wyeth LLC	5.950%	04/01/37	$1,095,439
300,000		Zoetis, Inc	1.150	02/01/16	300,341
125,000		Zoetis, Inc	1.875	02/01/18	123,973
150,000		Zoetis, Inc	3.250	02/01/23	140,351
300,000		Zoetis, Inc	4.700	02/01/43	280,398
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			47,813,414

REAL ESTATE - 0.6%
150,000		Alexandria Real Estate Equities, Inc	4.600	04/01/22	150,937
100,000		Alexandria Real Estate Equities, Inc	3.900	06/15/23	93,183
165,000		AMB Property LP	4.500	08/15/17	178,203
340,000		AMB Property LP	6.625	05/15/18	397,110
100,000		American Campus Communities Operating Partnership LP	3.750	04/15/23	92,801
200,000		AvalonBay Communities, Inc	3.625	10/01/20	202,179
100,000		AvalonBay Communities, Inc	3.950	01/15/21	102,308
225,000		AvalonBay Communities, Inc	2.950	09/15/22	206,594
100,000		AvalonBay Communities, Inc	2.850	03/15/23	90,097
200,000		AvalonBay Communities, Inc	4.200	12/15/23	198,619
115,000		BioMed Realty LP	6.125	04/15/20	126,070
100,000		BioMed Realty LP	4.250	07/15/22	96,010
25,000		Boston Properties LP	5.000	06/01/15	26,451
150,000		Boston Properties LP	3.700	11/15/18	158,231
80,000		Boston Properties LP	5.875	10/15/19	91,867
175,000		Boston Properties LP	4.125	05/15/21	178,779
500,000		Boston Properties LP	3.850	02/01/23	488,524
425,000		Boston Properties LP	3.125	09/01/23	388,190
200,000		Boston Properties LP	3.800	02/01/24	191,792
115,000		Brandywine Operating Partnership LP	5.700	05/01/17	126,536
200,000		Brandywine Operating Partnership LP	3.950	02/15/23	187,477
250,000		BRE Properties, Inc	3.375	01/15/23	229,558
100,000		Camden Property Trust	4.625	06/15/21	104,808
200,000		Camden Property Trust	2.950	12/15/22	180,728
125,000		Camden Property Trust	4.250	01/15/24	123,607
200,000		Corporate Office Properties LP	5.250	02/15/24	203,148
100,000		CubeSmart LP	4.800	07/15/22	102,714
200,000		CubeSmart LP	4.375	12/15/23	195,410
100,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	97,169
200,000		DDR Corp	3.500	01/15/21	194,670
500,000		DDR Corp	4.625	07/15/22	509,988
275,000		Duke Realty LP	5.950	02/15/17	306,014
100,000		Duke Realty LP	3.875	02/15/21	98,659
200,000		Duke Realty LP	4.375	06/15/22	198,228
100,000		Duke Realty LP	3.875	10/15/22	95,042
100,000		Duke Realty LP	3.625	04/15/23	92,297
100,000		Entertainment Properties Trust	5.750	08/15/22	101,955
200,000		EPR Properties	5.250	07/15/23	195,381
200,000		Equity One, Inc	3.750	11/15/22	187,647
35,000		ERP Operating LP	5.250	09/15/14	36,114
500,000		ERP Operating LP	5.125	03/15/16	543,222
750,000		ERP Operating LP	4.625	12/15/21	790,693
100,000		Essex Portfolio LP	3.625	08/15/22	93,764
100,000		Essex Portfolio LP	3.250	05/01/23	90,518
67

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$100,000		Federal Realty Investment Trust	3.000%	08/01/22	$93,450
100,000		Federal Realty Investment Trust	2.750	06/01/23	89,867
200,000		Federal Realty Investment Trust	3.950	01/15/24	197,769
150,000		HCP, Inc	3.750	02/01/16	157,621
430,000		HCP, Inc	6.000	01/30/17	481,915
150,000		HCP, Inc	3.750	02/01/19	155,802
250,000		HCP, Inc	2.625	02/01/20	238,297
150,000		HCP, Inc	5.375	02/01/21	163,287
400,000		HCP, Inc	3.150	08/01/22	367,126
200,000		HCP, Inc	4.250	11/15/23	195,639
30,000		HCP, Inc	6.750	02/01/41	35,510
100,000		Health Care REIT, Inc	3.625	03/15/16	104,770
200,000		Health Care REIT, Inc	4.700	09/15/17	217,399
150,000		Health Care REIT, Inc	2.250	03/15/18	148,298
200,000		Health Care REIT, Inc	4.125	04/01/19	210,592
440,000		Health Care REIT, Inc	6.125	04/15/20	495,215
200,000		Health Care REIT, Inc	4.500	01/15/24	197,470
300,000		Healthcare Realty Trust, Inc	6.500	01/17/17	336,436
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	92,517
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	92,145
125,000		Highwoods Properties, Inc	5.850	03/15/17	137,650
100,000		Highwoods Realty LP	3.625	01/15/23	91,428
350,000		Hospitality Properties Trust	5.125	02/15/15	358,007
100,000		Hospitality Properties Trust	5.000	08/15/22	101,624
200,000		Hospitality Properties Trust	4.500	06/15/23	193,183
600,000		Host Hotels & Resorts LP	3.750	10/15/23	556,309
50,000		HRPT Properties Trust	5.875	09/15/20	51,441
250,000		Jones Lang LaSalle, Inc	4.400	11/15/22	240,115
35,000		Kilroy Realty Corp	5.000	11/03/15	37,283
250,000		Kilroy Realty LP	3.800	01/15/23	233,139
145,000		Kimco Realty Corp	5.700	05/01/17	162,005
300,000		Kimco Realty Corp	3.125	06/01/23	272,820
100,000	g	Lexington Realty Trust	4.250	06/15/23	94,723
220,000		Liberty Property LP	4.750	10/01/20	231,205
150,000		Liberty Property LP	4.125	06/15/22	147,638
100,000		Liberty Property LP	3.375	06/15/23	91,013
200,000		Liberty Property LP	4.400	02/15/24	196,381
125,000		Mack-Cali Realty Corp	7.750	08/15/19	149,851
200,000		Mack-Cali Realty LP	2.500	12/15/17	197,872
150,000		Mack-Cali Realty LP	4.500	04/18/22	147,389
200,000		Mid-America Apartments LP	4.300	10/15/23	194,448
75,000		National Retail Properties, Inc	6.875	10/15/17	86,959
100,000		National Retail Properties, Inc	3.800	10/15/22	95,271
100,000		National Retail Properties, Inc	3.300	04/15/23	90,788
400,000		OMEGA Healthcare Investors, Inc	6.750	10/15/22	434,500
200,000		Piedmont Operating Partnership LP	3.400	06/01/23	177,510
100,000		Post Apartment Homes LP	3.375	12/01/22	92,120
350,000		ProLogis LP	2.750	02/15/19	347,578
201,000		ProLogis LP	3.350	02/01/21	195,196
150,000		ProLogis LP	4.250	08/15/23	148,178
200,000		Rayonier, Inc	3.750	04/01/22	187,834
40,000		Realty Income Corp	5.950	09/15/16	44,450
68

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$150,000		Realty Income Corp	2.000%	01/31/18	$146,904
75,000		Realty Income Corp	5.750	01/15/21	82,941
200,000		Realty Income Corp	3.250	10/15/22	183,031
500,000		Realty Income Corp	4.650	08/01/23	503,550
175,000		Regency Centers LP	5.250	08/01/15	185,805
10,000		Regency Centers LP	5.875	06/15/17	11,149
200,000		Retail Opportunity Investments Partnership LP	5.000	12/15/23	199,127
100,000		Senior Housing Properties Trust	6.750	12/15/21	110,406
488,000		Simon Property Group LP	5.100	06/15/15	519,700
295,000		Simon Property Group LP	5.250	12/01/16	326,525
100,000		Simon Property Group LP	2.800	01/30/17	103,431
740,000		Simon Property Group LP	10.350	04/01/19	1,001,347
290,000		Simon Property Group LP	4.375	03/01/21	306,629
300,000		Simon Property Group LP	3.375	03/15/22	292,405
200,000		Simon Property Group LP	2.750	02/01/23	182,760
300,000		Tanger Properties LP	3.875	12/01/23	289,181
200,000		UDR, Inc	3.700	10/01/20	201,077
200,000		UDR, Inc	4.625	01/10/22	205,515
100,000	g,i	USB Realty Corp	1.391	12/30/49	92,000
55,000		Ventas Realty LP	3.125	11/30/15	57,199
300,000		Ventas Realty LP	1.550	09/26/16	302,129
175,000		Ventas Realty LP	2.000	02/15/18	172,026
200,000		Ventas Realty LP	2.700	04/01/20	191,240
300,000		Ventas Realty LP	4.750	06/01/21	314,736
350,000		Ventas Realty LP	3.250	08/15/22	324,269
100,000		Vornado Realty LP	5.000	01/15/22	103,982
195,000		Washington Real Estate Investment Trust	4.950	10/01/20	205,188
100,000		Washington Real Estate Investment Trust	3.950	10/15/22	94,954
100,000		Weingarten Realty Investors	3.375	10/15/22	91,870
100,000		Weingarten Realty Investors	3.500	04/15/23	91,932
200,000		Weingarten Realty Investors	4.450	01/15/24	195,896
500,000		Weyerhaeuser Co	7.375	10/01/19	606,195
200,000		Weyerhaeuser Co	4.625	09/15/23	202,946
400,000		Weyerhaeuser Co	7.375	03/15/32	489,462
		TOTAL REAL ESTATE			26,787,832

RETAILING - 0.6%
120,000		Advance Auto Parts, Inc	5.750	05/01/20	130,402
250,000		Advance Auto Parts, Inc	4.500	12/01/23	249,878
600,000		Amazon.com, Inc	0.650	11/27/15	599,730
600,000		Amazon.com, Inc	2.500	11/29/22	540,856
150,000		AutoZone, Inc	6.500	01/15/14	150,292
100,000		AutoZone, Inc	4.000	11/15/20	102,682
200,000		AutoZone, Inc	3.700	04/15/22	192,977
300,000		AutoZone, Inc	2.875	01/15/23	270,039
150,000		AutoZone, Inc	3.125	07/15/23	135,828
300,000		Cooper US, Inc	2.375	01/15/16	308,071
320,000		Costco Wholesale Corp	5.500	03/15/17	359,453
500,000		Costco Wholesale Corp	1.125	12/15/17	491,205
250,000		Costco Wholesale Corp	1.700	12/15/19	240,807
500,000		Dollar General Corp	1.875	04/15/18	483,686
100,000		Family Dollar Stores, Inc	5.000	02/01/21	102,052
69

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Gap, Inc	5.950%	04/12/21	$276,243
600,000		Home Depot, Inc	5.400	03/01/16	658,132
400,000		Home Depot, Inc	3.950	09/15/20	426,758
350,000		Home Depot, Inc	4.400	04/01/21	377,991
500,000		Home Depot, Inc	2.700	04/01/23	460,925
300,000		Home Depot, Inc	3.750	02/15/24	298,600
960,000		Home Depot, Inc	5.875	12/16/36	1,107,742
500,000		Home Depot, Inc	4.200	04/01/43	455,649
300,000		Home Depot, Inc	4.875	02/15/44	303,771
125,000		Kohl’s Corp	6.250	12/15/17	143,356
200,000		Kohl’s Corp	3.250	02/01/23	182,853
200,000		Kohl’s Corp	4.750	12/15/23	203,022
150,000		Kohl’s Corp	6.000	01/15/33	150,931
100,000		Kohl’s Corp	6.875	12/15/37	111,520
400,000		Lowe’s Cos, Inc	2.125	04/15/16	410,273
200,000		Lowe’s Cos, Inc	3.800	11/15/21	206,200
850,000		Lowe’s Cos, Inc	3.120	04/15/22	824,191
300,000		Lowe’s Cos, Inc	3.875	09/15/23	301,631
200,000		Lowe’s Cos, Inc	6.875	02/15/28	246,241
175,000		Lowe’s Cos, Inc	5.500	10/15/35	186,159
150,000		Lowe’s Cos, Inc	5.800	04/15/40	168,504
150,000		Lowe’s Cos, Inc	5.125	11/15/41	154,269
100,000		Lowe’s Cos, Inc	4.650	04/15/42	96,710
300,000		Lowe’s Cos, Inc	5.000	09/15/43	306,734
191,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	214,240
250,000		Macy’s Retail Holdings, Inc	3.875	01/15/22	246,420
125,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	113,128
200,000		Macy’s Retail Holdings, Inc	4.375	09/01/23	200,753
400,000		Macy’s Retail Holdings, Inc	6.900	04/01/29	453,912
200,000		Macy’s Retail Holdings, Inc	6.375	03/15/37	223,187
200,000		Macy’s Retail Holdings, Inc	4.300	02/15/43	168,789
300,000		Nordstrom, Inc	6.250	01/15/18	347,071
30,000		Nordstrom, Inc	4.750	05/01/20	32,831
100,000		Nordstrom, Inc	4.000	10/15/21	103,716
100,000		Nordstrom, Inc	7.000	01/15/38	128,208
400,000	g	Nordstrom, Inc	5.000	01/15/44	395,369
150,000		O’Reilly Automotive, Inc	4.875	01/14/21	157,226
100,000		O’Reilly Automotive, Inc	3.800	09/01/22	96,512
200,000		O’Reilly Automotive, Inc	3.850	06/15/23	191,929
900,000		Phillips 66	2.950	05/01/17	936,351
400,000		Phillips 66	5.875	05/01/42	433,818
100,000		QVC, Inc	5.125	07/02/22	98,911
100,000		QVC, Inc	4.375	03/15/23	93,494
150,000		QVC, Inc	5.950	03/15/43	136,088
150,000		Staples, Inc	2.750	01/12/18	152,101
150,000		Staples, Inc	4.375	01/12/23	145,312
100,000		Target Corp	1.125	07/18/14	100,401
1,150,000		Target Corp	3.875	07/15/20	1,212,379
900,000		Target Corp	2.900	01/15/22	863,331
200,000		Target Corp	6.500	10/15/37	236,920
850,000		Target Corp	4.000	07/01/42	737,298
105,000		TJX Cos, Inc	6.950	04/15/19	125,765
70

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		TJX Cos, Inc	2.500%	05/15/23	$271,586
650,000		Wal-Mart Stores, Inc	4.500	07/01/15	689,731
200,000		Wal-Mart Stores, Inc	1.500	10/25/15	203,806
200,000		Wal-Mart Stores, Inc	2.800	04/15/16	209,475
350,000		Wal-Mart Stores, Inc	1.125	04/11/18	339,675
300,000		Wal-Mart Stores, Inc	1.950	12/15/18	298,918
1,400,000		Wal-Mart Stores, Inc	3.250	10/25/20	1,429,548
1,950,000		Wal-Mart Stores, Inc	4.250	04/15/21	2,099,637
1,000,000		Wal-Mart Stores, Inc	2.550	04/11/23	913,673
69,000		Wal-Mart Stores, Inc	7.550	02/15/30	92,887
1,095,000		Wal-Mart Stores, Inc	5.250	09/01/35	1,189,535
160,000		Wal-Mart Stores, Inc	6.500	08/15/37	200,149
900,000		Wal-Mart Stores, Inc	6.200	04/15/38	1,081,664
65,000		Wal-Mart Stores, Inc	5.625	04/01/40	73,424
345,000		Wal-Mart Stores, Inc	5.000	10/25/40	360,937
850,000		Wal-Mart Stores, Inc	4.000	04/11/43	756,486
400,000		Wal-Mart Stores, Inc	4.750	10/02/43	401,556
		TOTAL RETAILING			31,374,510

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
200,000		Altera Corp	1.750	05/15/17	196,926
200,000		Altera Corp	4.100	11/15/23	192,806
500,000		Analog Devices, Inc	2.875	06/01/23	456,022
140,000		Broadcom Corp	2.375	11/01/15	143,596
150,000		Broadcom Corp	2.500	08/15/22	134,183
900,000		Intel Corp	1.950	10/01/16	925,197
475,000		Intel Corp	1.350	12/15/17	469,461
750,000		Intel Corp	2.700	12/15/22	691,355
500,000		Intel Corp	4.000	12/15/32	460,838
500,000		Intel Corp	4.800	10/01/41	487,617
200,000		Maxim Integrated Products, Inc	2.500	11/15/18	198,310
200,000		Maxim Integrated Products, Inc	3.375	03/15/23	183,111
310,000		National Semiconductor Corp	3.950	04/15/15	323,116
200,000		Texas Instruments, Inc	0.450	08/03/15	199,862
200,000		Texas Instruments, Inc	2.375	05/16/16	207,309
200,000		Texas Instruments, Inc	1.000	05/01/18	191,859
200,000		Texas Instruments, Inc	1.650	08/03/19	192,651
200,000		Texas Instruments, Inc	2.250	05/01/23	176,481
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			5,830,700

SOFTWARE & SERVICES - 0.5%
285,000		Adobe Systems, Inc	3.250	02/01/15	292,714
20,000		Adobe Systems, Inc	4.750	02/01/20	21,590
200,000		Autodesk, Inc	1.950	12/15/17	197,847
300,000		Baidu, Inc	2.250	11/28/17	297,930
500,000		Baidu, Inc	3.250	08/06/18	505,399
200,000		Baidu, Inc	3.500	11/28/22	183,715
20,000	g	CA, Inc	6.125	12/01/14	20,921
250,000		CA, Inc	2.875	08/15/18	249,340
300,000		CA, Inc	5.375	12/01/19	333,580
120,000		Computer Sciences Corp	6.500	03/15/18	137,697
200,000		Computer Sciences Corp	4.450	09/15/22	192,908
71

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$300,000	Expedia, Inc	7.456%	08/15/18	$349,253
250,000	Fidelity National Information Services, Inc	2.000	04/15/18	243,099
500,000	Fidelity National Information Services, Inc	3.500	04/15/23	455,756
50,000	Fiserv, Inc	3.125	10/01/15	51,767
150,000	Fiserv, Inc	3.125	06/15/16	156,526
100,000	Fiserv, Inc	6.800	11/20/17	115,220
550,000	Fiserv, Inc	3.500	10/01/22	510,734
100,000	Google, Inc	1.250	05/19/14	100,364
700,000	Google, Inc	2.125	05/19/16	723,235
100,000	Google, Inc	3.625	05/19/21	104,270
700,000	International Business Machines Corp	0.750	05/11/15	703,082
300,000	International Business Machines Corp	2.000	01/05/16	307,908
250,000	International Business Machines Corp	1.950	07/22/16	256,837
225,000	International Business Machines Corp	1.250	02/06/17	224,414
1,000,000	International Business Machines Corp	5.700	09/14/17	1,148,298
400,000	International Business Machines Corp	1.250	02/08/18	391,562
200,000	International Business Machines Corp	1.875	05/15/19	196,166
800,000	International Business Machines Corp	8.375	11/01/19	1,041,938
500,000	International Business Machines Corp	2.900	11/01/21	481,070
300,000	International Business Machines Corp	1.875	08/01/22	262,183
400,000	International Business Machines Corp	7.000	10/30/25	501,987
19,000	International Business Machines Corp	5.600	11/30/39	21,255
585,000	International Business Machines Corp	4.000	06/20/42	522,359
200,000	Intuit, Inc	5.750	03/15/17	223,617
175,000	Juniper Networks, Inc	4.600	03/15/21	177,499
475,000	Microsoft Corp	0.875	11/15/17	467,656
400,000	Microsoft Corp	1.625	12/06/18	394,550
925,000	Microsoft Corp	4.200	06/01/19	1,019,566
540,000	Microsoft Corp	3.000	10/01/20	550,391
450,000	Microsoft Corp	4.000	02/08/21	475,150
400,000	Microsoft Corp	2.125	11/15/22	361,356
400,000	Microsoft Corp	3.625	12/15/23	400,625
500,000	Microsoft Corp	3.500	11/15/42	412,942
300,000	Microsoft Corp	3.750	05/01/43	255,939
400,000	Microsoft Corp	4.875	12/15/43	408,834
320,000	Oracle Corp	3.750	07/08/14	325,524
1,000,000	Oracle Corp	1.200	10/15/17	984,058
320,000	Oracle Corp	5.750	04/15/18	369,782
750,000	Oracle Corp	2.375	01/15/19	756,714
1,365,000	Oracle Corp	3.875	07/15/20	1,440,703
925,000	Oracle Corp	2.500	10/15/22	847,241
550,000	Oracle Corp	6.500	04/15/38	670,094
470,000	Oracle Corp	6.125	07/08/39	547,638
290,000	Symantec Corp	2.750	09/15/15	297,916
250,000	Symantec Corp	2.750	06/15/17	252,684
200,000	Symantec Corp	3.950	06/15/22	194,035
250,000	Total System Services, Inc	2.375	06/01/18	243,221
125,000	Total System Services, Inc	3.750	06/01/23	115,546
	TOTAL SOFTWARE & SERVICES			23,496,205

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
200,000	American Tower Corp	4.700	03/15/22	199,909
72

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$75,000	Amphenol Corp	4.750%	11/15/14	$77,497
150,000	Amphenol Corp	4.000	02/01/22	144,414
750,000	Apple, Inc	0.450	05/03/16	744,555
1,000,000	Apple, Inc	1.000	05/03/18	966,947
1,475,000	Apple, Inc	2.400	05/03/23	1,326,336
825,000	Apple, Inc	3.850	05/04/43	689,226
100,000	CC Holdings GS V LLC	2.381	12/15/17	99,048
1,043,000	Cisco Systems, Inc	4.950	02/15/19	1,173,200
1,900,000	Cisco Systems, Inc	4.450	01/15/20	2,072,269
600,000	Cisco Systems, Inc	5.900	02/15/39	667,066
510,000	Discovery Communications LLC	5.050	06/01/20	556,689
100,000	Discovery Communications LLC	4.375	06/15/21	103,333
600,000	Discovery Communications LLC	3.250	04/01/23	557,299
100,000	Discovery Communications LLC	6.350	06/01/40	110,643
400,000	EMC Corp	1.875	06/01/18	395,456
400,000	EMC Corp	2.650	06/01/20	391,752
400,000	EMC Corp	3.375	06/01/23	384,320
300,000	General Electric Co	0.850	10/09/15	301,401
750,000	General Electric Co	5.250	12/06/17	848,956
975,000	General Electric Co	2.700	10/09/22	912,599
825,000	General Electric Co	4.125	10/09/42	762,183
300,000	Harris Corp	4.400	12/15/20	310,977
600,000	Hewlett-Packard Co	2.125	09/13/15	610,965
1,900,000	Hewlett-Packard Co	3.000	09/15/16	1,976,420
175,000	Hewlett-Packard Co	2.600	09/15/17	177,808
700,000	Hewlett-Packard Co	3.750	12/01/20	698,473
200,000	Hewlett-Packard Co	4.375	09/15/21	203,646
100,000	Hewlett-Packard Co	4.650	12/09/21	102,968
200,000	Hewlett-Packard Co	4.050	09/15/22	196,595
650,000	Hewlett-Packard Co	6.000	09/15/41	651,253
200,000	Ingram Micro, Inc	5.000	08/10/22	199,220
300,000	International Business Machines Corp	0.450	05/06/16	297,469
300,000	International Business Machines Corp	1.625	05/15/20	281,319
300,000	International Business Machines Corp	3.375	08/01/23	292,291
85,000	International Game Technology	7.500	06/15/19	98,912
500,000	International Game Technology	5.350	10/15/23	514,792
547,000	Koninklijke Philips Electronics NV	5.750	03/11/18	625,788
100,000	Koninklijke Philips Electronics NV	6.875	03/11/38	121,520
300,000	Koninklijke Philips Electronics NV	5.000	03/15/42	297,886
100,000	L-3 Communications Corp	3.950	11/15/16	106,110
420,000	L-3 Communications Corp	5.200	10/15/19	453,957
300,000	L-3 Communications Corp	4.950	02/15/21	313,784
100,000	Lexmark International, Inc	6.650	06/01/18	111,745
100,000	Lexmark International, Inc	5.125	03/15/20	102,495
200,000	Motorola Solutions, Inc	6.000	11/15/17	227,491
200,000	Motorola Solutions, Inc	3.750	05/15/22	193,619
250,000	Motorola Solutions, Inc	3.500	03/01/23	231,287
200,000	NetApp, Inc	2.000	12/15/17	198,973
200,000	NetApp, Inc	3.250	12/15/22	180,154
100,000	Tech Data Corp	3.750	09/21/17	103,342
200,000	Telefonaktiebolaget LM Ericsson	4.125	05/15/22	194,394
225,000	Tyco Electronics Group S.A.	6.550	10/01/17	257,489
73

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	Tyco Electronics Group S.A.	2.375%	12/17/18	$197,218
250,000	Tyco Electronics Group S.A.	3.500	02/03/22	237,514
225,000	Xerox Corp	8.250	05/15/14	231,030
330,000	Xerox Corp	4.250	02/15/15	342,351
100,000	Xerox Corp	2.950	03/15/17	102,659
250,000	Xerox Corp	6.350	05/15/18	285,720
100,000	Xerox Corp	2.750	03/15/19	99,110
700,000	Xerox Corp	5.625	12/15/19	771,905
	TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			26,085,747

TELECOMMUNICATION SERVICES - 1.4%
200,000	America Movil SAB de C.V.	3.625	03/30/15	206,501
500,000	America Movil SAB de C.V.	2.375	09/08/16	514,585
1,430,000	America Movil SAB de C.V.	5.000	03/30/20	1,548,780
450,000	America Movil SAB de C.V.	3.125	07/16/22	415,417
440,000	America Movil SAB de C.V.	6.125	03/30/40	465,571
525,000	America Movil SAB de C.V.	4.375	07/16/42	436,175
1,150,000	American Tower Corp	4.500	01/15/18	1,231,952
250,000	American Tower Corp	3.500	01/31/23	227,936
500,000	American Tower Corp	5.000	02/15/24	503,697
350,000	AT&T, Inc	5.100	09/15/14	361,156
1,765,000	AT&T, Inc	2.500	08/15/15	1,812,118
400,000	AT&T, Inc	0.800	12/01/15	398,988
600,000	AT&T, Inc	0.900	02/12/16	596,951
150,000	AT&T, Inc	2.950	05/15/16	156,412
600,000	AT&T, Inc	1.600	02/15/17	599,159
750,000	AT&T, Inc	1.700	06/01/17	745,405
325,000	AT&T, Inc	1.400	12/01/17	320,400
300,000	AT&T, Inc	2.375	11/27/18	300,257
950,000	AT&T, Inc	5.800	02/15/19	1,089,041
500,000	AT&T, Inc	4.450	05/15/21	526,415
3,300,000	AT&T, Inc	3.000	02/15/22	3,109,108
400,000	AT&T, Inc	2.625	12/01/22	360,905
322,000	AT&T, Inc	5.350	09/01/40	318,597
1,200,000	AT&T, Inc	5.550	08/15/41	1,217,832
866,000	AT&T, Inc	4.300	12/15/42	734,575
1,854,000	AT&T, Inc	4.350	06/15/45	1,569,582
250,000	British Telecommunications plc	2.000	06/22/15	254,396
300,000	British Telecommunications plc	1.625	06/28/16	302,644
400,000	British Telecommunications plc	5.950	01/15/18	457,387
650,000	British Telecommunications plc	9.625	12/15/30	969,959
1,365,000	Cellco Partnership	8.500	11/15/18	1,728,272
450,000	Deutsche Telekom International Finance BV	5.750	03/23/16	494,083
850,000	Deutsche Telekom International Finance BV	6.000	07/08/19	984,026
740,000	Deutsche Telekom International Finance BV	8.750	06/15/30	1,043,979
600,000	Embarq Corp	7.995	06/01/36	607,464
495,000	France Telecom S.A.	2.125	09/16/15	504,512
700,000	France Telecom S.A.	4.125	09/14/21	708,690
745,000	France Telecom S.A.	8.750	03/01/31	1,028,602
100,000	France Telecom S.A.	5.375	01/13/42	100,433
250,000	Koninklijke KPN NV	8.375	10/01/30	316,938
150,000	Nippon Telegraph & Telephone Corp	1.400	07/18/17	148,194
74

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$400,000		Qwest Corp	7.500%	10/01/14	$419,855
300,000		Qwest Corp	6.500	06/01/17	339,023
400,000		Qwest Corp	6.750	12/01/21	437,986
125,000		Rogers Communications, Inc	4.500	03/15/43	109,467
600,000		Rogers Communications, Inc	6.800	08/15/18	715,101
200,000		Rogers Communications, Inc	4.100	10/01/23	200,377
300,000		Rogers Communications, Inc	5.450	10/01/43	307,817
350,000		Rogers Wireless, Inc	7.500	03/15/15	378,236
56,000		Telecom Italia Capital S.A.	6.175	06/18/14	57,260
600,000		Telefonica Emisiones SAU	3.992	02/16/16	630,239
400,000		Telefonica Emisiones SAU	3.192	04/27/18	407,367
2,020,000		Telefonica Emisiones SAU	5.134	04/27/20	2,145,965
500,000		Telefonica Emisiones SAU	4.570	04/27/23	493,043
100,000		Telefonos de Mexico SAB de C.V.	5.500	01/27/15	104,200
100,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	109,250
850,000		Verizon Communications, Inc	5.550	02/15/16	929,579
2,500,000		Verizon Communications, Inc	2.500	09/15/16	2,585,090
300,000		Verizon Communications, Inc	1.100	11/01/17	291,871
1,140,000		Verizon Communications, Inc	5.500	02/15/18	1,287,925
1,900,000		Verizon Communications, Inc	3.650	09/14/18	2,011,272
143,000		Verizon Communications, Inc	8.750	11/01/18	182,979
700,000		Verizon Communications, Inc	6.350	04/01/19	822,773
2,500,000		Verizon Communications, Inc	4.500	09/15/20	2,676,415
950,000		Verizon Communications, Inc	3.500	11/01/21	943,167
500,000		Verizon Communications, Inc	2.450	11/01/22	442,622
2,250,000		Verizon Communications, Inc	5.150	09/15/23	2,415,807
1,550,000		Verizon Communications, Inc	6.400	09/15/33	1,782,688
380,000		Verizon Communications, Inc	6.250	04/01/37	421,102
620,000		Verizon Communications, Inc	6.400	02/15/38	696,240
300,000		Verizon Communications, Inc	6.000	04/01/41	329,380
1,150,000		Verizon Communications, Inc	4.750	11/01/41	1,075,072
1,425,000		Verizon Communications, Inc	3.850	11/01/42	1,163,946
3,775,000		Verizon Communications, Inc	6.550	09/15/43	4,416,595
303,000		Vodafone Group plc	5.625	02/27/17	338,961
250,000		Vodafone Group plc	1.625	03/20/17	249,911
500,000		Vodafone Group plc	1.250	09/26/17	488,590
400,000		Vodafone Group plc	1.500	02/19/18	389,995
1,500,000		Vodafone Group plc	5.450	06/10/19	1,705,110
650,000		Vodafone Group plc	4.375	03/16/21	675,164
500,000		Vodafone Group plc	2.500	09/26/22	441,573
400,000		Vodafone Group plc	2.950	02/19/23	364,804
150,000		Vodafone Group plc	6.150	02/27/37	162,565
400,000		Vodafone Group plc	4.375	02/19/43	345,651
		TOTAL TELECOMMUNICATION SERVICES			65,909,127

TRANSPORTATION - 0.6%
100,000		ABB Finance USA, Inc	1.625	05/08/17	99,801
500,000		ABB Finance USA, Inc	2.875	05/08/22	472,465
150,000		ABB Finance USA, Inc	4.375	05/08/42	137,461
400,000	g	American Airlines	4.950	01/15/23	417,000
500,000	g	American Airlines	4.000	07/15/25	483,750
200,000		Boeing Capital Corp	2.125	08/15/16	206,354
75

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$700,000		Boeing Capital Corp	2.900%	08/15/18	$728,218
625,000		Boeing Co	0.950	05/15/18	599,309
750,000		Boeing Co	3.750	11/20/16	807,869
350,000		Boeing Co	5.875	02/15/40	415,326
555,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	608,841
360,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	395,061
500,000		Burlington Northern Santa Fe LLC	4.100	06/01/21	513,638
300,000		Burlington Northern Santa Fe LLC	3.050	03/15/22	284,350
150,000		Burlington Northern Santa Fe LLC	3.050	09/01/22	140,639
200,000		Burlington Northern Santa Fe LLC	3.000	03/15/23	186,252
500,000		Burlington Northern Santa Fe LLC	3.850	09/01/23	491,820
250,000		Burlington Northern Santa Fe LLC	5.050	03/01/41	247,978
200,000		Burlington Northern Santa Fe LLC	4.400	03/15/42	178,215
200,000		Burlington Northern Santa Fe LLC	4.450	03/15/43	181,342
500,000		Burlington Northern Santa Fe LLC	5.150	09/01/43	507,942
200,000		Canadian National Railway Co	5.550	05/15/18	227,065
200,000		Canadian National Railway Co	5.550	03/01/19	229,502
100,000		Canadian National Railway Co	2.850	12/15/21	96,157
300,000		Canadian National Railway Co	2.250	11/15/22	268,937
200,000		Canadian National Railway Co	6.900	07/15/28	255,115
200,000		Canadian National Railway Co	6.250	08/01/34	236,626
250,000		Canadian National Railway Co	3.500	11/15/42	201,677
100,000		Canadian National Railway Co	4.500	11/07/43	96,571
200,000		Canadian Pacific Railway Co	7.250	05/15/19	242,209
200,000		Canadian Pacific Railway Co	7.125	10/15/31	240,516
250,000		Canadian Pacific Railway Co	5.950	05/15/37	273,923
100,000		Canadian Pacific Railway Ltd	5.750	01/15/42	107,527
200,000		Carnival Corp	1.875	12/15/17	198,707
200,000		Carnival Corp	3.950	10/15/20	200,154
428,206		Continental Airlines, Inc	4.750	01/12/21	454,968
29,239		Continental Airlines, Inc	5.983	04/19/22	31,943
200,000		Continental Airlines, Inc	4.000	10/29/24	199,000
100,000		Con-Way, Inc	7.250	01/15/18	114,939
850,000		CSX Corp	7.375	02/01/19	1,031,229
125,000		CSX Corp	3.700	11/01/23	120,925
100,000		CSX Corp	6.000	10/01/36	109,531
200,000		CSX Corp	6.150	05/01/37	223,313
400,000		CSX Corp	5.500	04/15/41	420,670
350,000		CSX Corp	4.400	03/01/43	310,825
100,000		CSX Corp	4.100	03/15/44	84,740
381,383		Delta Air Lines, Inc	5.300	04/15/19	415,708
185,986		Delta Air Lines, Inc	4.750	05/07/20	199,005
184,000	g	Embraer Overseas Ltd	5.696	09/16/23	184,000
100,000		Embraer S.A.	5.150	06/15/22	100,000
134,000		FedEx Corp	8.000	01/15/19	166,527
200,000		FedEx Corp	2.625	08/01/22	180,796
200,000		FedEx Corp	2.700	04/15/23	179,768
200,000		FedEx Corp	3.875	08/01/42	164,259
350,000		FedEx Corp	4.100	04/15/43	297,768
100,000		GATX Corp	3.500	07/15/16	104,281
100,000		GATX Corp	2.375	07/30/18	100,165
200,000		GATX Corp	2.500	03/15/19	198,301
76

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$125,000		GATX Corp	4.750%	06/15/22	$127,123
100,000		GATX Corp	3.900	03/30/23	94,731
250,000		Hawaiian Airlines Pass Through Certificates	3.900	01/15/26	232,188
100,000		Kansas City Southern de Mexico S.A. de C.V.	3.000	05/15/23	90,887
100,000	g	Kansas City Southern Railway	4.300	05/15/43	87,267
210,000		Norfolk Southern Corp	5.750	04/01/18	239,257
100,000		Norfolk Southern Corp	3.250	12/01/21	96,897
250,000		Norfolk Southern Corp	3.000	04/01/22	236,191
1,291,000		Norfolk Southern Corp	2.903	02/15/23	1,192,470
200,000		Norfolk Southern Corp	3.850	01/15/24	196,452
81,000		Norfolk Southern Corp	5.590	05/17/25	88,517
16,000		Norfolk Southern Corp	4.837	10/01/41	15,275
750,000		Norfolk Southern Corp	3.950	10/01/42	631,059
200,000		Norfolk Southern Corp	4.800	08/15/43	193,696
250,000		Northrop Grumman Corp	1.750	06/01/18	243,890
650,000		Northrop Grumman Corp	3.500	03/15/21	646,058
400,000		Northrop Grumman Corp	3.250	08/01/23	373,102
100,000		Northrop Grumman Corp	5.050	11/15/40	98,192
400,000		Northrop Grumman Corp	4.750	06/01/43	379,072
350,000		Ryder System, Inc	3.150	03/02/15	358,544
50,000		Ryder System, Inc	3.600	03/01/16	52,165
150,000		Ryder System, Inc	2.500	03/01/17	152,605
150,000		Ryder System, Inc	2.500	03/01/18	150,950
200,000		Ryder System, Inc	2.450	11/15/18	197,855
325,000		Southwest Airlines Co	5.250	10/01/14	335,378
331,000		Union Pacific Corp	4.163	07/15/22	340,528
500,000		Union Pacific Corp	2.950	01/15/23	462,110
277,000	g	Union Pacific Corp	3.646	02/15/24	267,649
100,000		Union Pacific Corp	4.750	09/15/41	96,924
100,000		Union Pacific Corp	4.300	06/15/42	90,488
150,000		Union Pacific Corp	4.250	04/15/43	133,529
250,000		Union Pacific Corp	4.750	12/15/43	243,530
200,000	g	Union Pacific Corp	4.821	02/01/44	193,703
300,000		United Airlines Pass Through Trust	4.300	08/15/25	305,250
42,000		United Parcel Service, Inc	3.875	04/01/14	42,347
100,000		United Parcel Service, Inc	1.125	10/01/17	98,509
100,000		United Parcel Service, Inc	5.500	01/15/18	114,390
300,000		United Parcel Service, Inc	5.125	04/01/19	341,220
1,105,000		United Parcel Service, Inc	3.125	01/15/21	1,106,326
200,000		United Parcel Service, Inc	2.450	10/01/22	183,783
35,000		United Parcel Service, Inc	6.200	01/15/38	42,541
450,000		United Parcel Service, Inc	3.625	10/01/42	378,827
199,314		US Airways Pass Through Trust	4.625	06/03/25	202,303
300,000		US Airways Pass Through Trust	3.950	11/15/25	291,750
		TOTAL TRANSPORTATION			27,816,506

UTILITIES - 2.0%
370,000		AGL Capital Corp	5.250	08/15/19	414,021
275,000		AGL Capital Corp	4.400	06/01/43	247,956
200,000		Alabama Power Co	0.550	10/15/15	199,526
475,000		Alabama Power Co	3.550	12/01/23	466,194
300,000		Alabama Power Co	5.200	06/01/41	318,418
77

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$200,000		Alabama Power Co	3.850%	12/01/42	$170,597
60,000		Alliant Energy Corp	4.000	10/15/14	61,573
100,000		Ameren Corp	8.875	05/15/14	102,868
600,000		Ameren Illinois Co	2.700	09/01/22	561,569
100,000		Ameren Illinois Co	4.800	12/15/43	100,873
500,000		American Water Capital Corp	3.850	03/01/24	493,968
125,000		American Water Capital Corp	4.300	12/01/42	113,557
50,000		Appalachian Power Co	3.400	05/24/15	51,595
140,000		Appalachian Power Co	7.000	04/01/38	169,098
150,000		Arizona Public Service Co	8.750	03/01/19	190,648
350,000		Arizona Public Service Co	4.500	04/01/42	335,142
60,000		Atmos Energy Corp	4.950	10/15/14	61,984
100,000		Atmos Energy Corp	8.500	03/15/19	128,146
100,000		Atmos Energy Corp	5.500	06/15/41	108,286
125,000		Atmos Energy Corp	4.150	01/15/43	112,434
100,000		Baltimore Gas & Electric Co	3.500	11/15/21	99,278
400,000		Baltimore Gas & Electric Co	3.350	07/01/23	384,042
200,000		Black Hills Corp	4.250	11/30/23	199,097
785,000		Carolina Power & Light Co	5.300	01/15/19	892,875
350,000		Carolina Power & Light Co	3.000	09/15/21	342,767
150,000		Carolina Power & Light Co	2.800	05/15/22	142,902
100,000		Carolina Power & Light Co	4.100	05/15/42	92,343
300,000		Carolina Power & Light Co	4.100	03/15/43	276,701
100,000		CenterPoint Energy Houston Electric LLC	2.250	08/01/22	90,418
100,000		CenterPoint Energy Houston Electric LLC	6.950	03/15/33	128,467
100,000		CenterPoint Energy Houston Electric LLC	3.550	08/01/42	82,086
423,000		CenterPoint Energy Resources Corp	4.500	01/15/21	451,183
203,000		Cleco Power LLC	6.000	12/01/40	221,853
100,000		CMS Energy Corp	4.700	03/31/43	93,303
500,000		Commonwealth Edison Co	1.950	09/01/16	510,656
775,000		Commonwealth Edison Co	4.000	08/01/20	823,042
387,000		Commonwealth Edison Co	5.900	03/15/36	442,129
200,000		Commonwealth Edison Co	3.800	10/01/42	170,507
300,000		Commonwealth Edison Co	4.600	08/15/43	290,790
210,000		Connecticut Light & Power Co	5.500	02/01/19	240,552
200,000		Connecticut Light & Power Co	2.500	01/15/23	182,786
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	71,884
1,390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	1,502,655
325,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	368,820
200,000		Consolidated Edison Co of New York, Inc	4.200	03/15/42	183,142
550,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	485,259
105,000		Consolidated Natural Gas Co	5.000	12/01/14	109,321
480,000		Constellation Energy Group, Inc	4.550	06/15/15	503,869
800,000		Consumers Energy Co	5.500	08/15/16	891,979
230,000		Consumers Energy Co	6.125	03/15/19	271,317
150,000		Consumers Energy Co	2.850	05/15/22	142,917
200,000		Consumers Energy Co	3.375	08/15/23	194,683
250,000		Consumers Energy Co	3.950	05/15/43	220,839
300,000	g	Dayton Power & Light Co	1.875	09/15/16	302,451
200,000		Delmarva Power & Light Co	3.500	11/15/23	196,619
400,000		Detroit Edison Co	3.450	10/01/20	409,533
100,000		Detroit Edison Co	2.650	06/15/22	93,787
78

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$100,000		Detroit Edison Co	3.950%	06/15/42	$88,369
200,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	192,644
200,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	193,369
360,000		Dominion Resources, Inc	5.150	07/15/15	383,053
100,000		Dominion Resources, Inc	1.400	09/15/17	98,199
1,700,000		Dominion Resources, Inc	4.450	03/15/21	1,802,396
500,000		Dominion Resources, Inc	2.750	09/15/22	462,604
200,000		Dominion Resources, Inc	5.950	06/15/35	220,764
100,000		Dominion Resources, Inc	4.050	09/15/42	84,725
200,000		DTE Electric Co	3.650	03/15/24	198,545
200,000		DTE Electric Co	4.000	04/01/43	178,006
200,000		DTE Energy Co	3.850	12/01/23	197,465
125,000		Duke Energy Carolinas LLC	4.300	06/15/20	134,041
500,000		Duke Energy Carolinas LLC	4.000	09/30/42	451,303
500,000		Duke Energy Corp	2.100	06/15/18	497,129
746,000		Duke Energy Corp	5.050	09/15/19	828,182
300,000		Duke Energy Corp	3.050	08/15/22	284,954
300,000		Duke Energy Corp	3.950	10/15/23	300,087
250,000		Duke Energy Indiana, Inc	4.200	03/15/42	230,753
200,000		Duke Energy Indiana, Inc	4.900	07/15/43	207,167
500,000		Duke Energy Ohio, Inc	3.800	09/01/23	499,751
200,000		El Paso Natural Gas Co	5.950	04/15/17	222,373
100,000		Enbridge, Inc	5.600	04/01/17	110,798
300,000		Enbridge, Inc	4.000	10/01/23	294,621
150,000		Energen Corp	4.625	09/01/21	146,860
400,000		Energy Transfer Partners LP	6.125	02/15/17	444,906
44,000		Energy Transfer Partners LP	9.700	03/15/19	56,969
500,000		Energy Transfer Partners LP	4.650	06/01/21	514,321
200,000		Energy Transfer Partners LP	5.200	02/01/22	210,559
200,000		Energy Transfer Partners LP	3.600	02/01/23	185,208
500,000		Energy Transfer Partners LP	4.900	02/01/24	507,587
140,000		Energy Transfer Partners LP	7.500	07/01/38	164,260
450,000		Energy Transfer Partners LP	6.500	02/01/42	483,639
200,000		Energy Transfer Partners LP	5.150	02/01/43	182,745
200,000		Energy Transfer Partners LP	5.950	10/01/43	202,903
100,000		Enersis S.A.	7.375	01/15/14	100,190
125,000		Entergy Arkansas, Inc	3.750	02/15/21	127,696
300,000		Entergy Arkansas, Inc	3.050	06/01/23	279,712
200,000		Entergy Corp	3.625	09/15/15	206,306
200,000		Entergy Corp	5.125	09/15/20	211,223
150,000		Entergy Louisiana LLC	1.875	12/15/14	151,998
200,000		Entergy Louisiana LLC	4.050	09/01/23	203,099
225,000		Entergy Texas, Inc	7.125	02/01/19	264,510
75,000		Exelon Corp	4.900	06/15/15	79,073
400,000		Exelon Generation Co LLC	5.200	10/01/19	431,069
200,000		Exelon Generation Co LLC	4.250	06/15/22	191,680
371,000		Exelon Generation Co LLC	5.600	06/15/42	346,321
400,000		Florida Power & Light Co	2.750	06/01/23	374,405
247,000		Florida Power & Light Co	4.950	06/01/35	258,862
400,000		Florida Power & Light Co	5.250	02/01/41	433,818
100,000		Florida Power & Light Co	4.125	02/01/42	92,035
200,000		Florida Power & Light Co	4.050	06/01/42	182,801
79

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$450,000		Florida Power & Light Co	3.800%	12/15/42	$393,041
29,000		Florida Power Corp	5.650	06/15/18	33,237
700,000		Florida Power Corp	3.100	08/15/21	688,964
165,000		Florida Power Corp	6.400	06/15/38	203,437
300,000		Florida Power Corp	3.850	11/15/42	262,720
690,000		FPL Group Capital, Inc	2.600	09/01/15	708,324
300,000		Georgia Power Co	0.625	11/15/15	299,784
900,000		Georgia Power Co	5.700	06/01/17	1,014,457
177,000		Georgia Power Co	5.950	02/01/39	195,610
200,000		Georgia Power Co	4.300	03/15/43	179,600
200,000		Great Plains Energy, Inc	4.850	06/01/21	210,728
200,000	i	Great Plains Energy, Inc	5.292	06/15/22	214,576
80,000		Indiana Michigan Power Co	7.000	03/15/19	95,143
200,000		Indiana Michigan Power Co	3.200	03/15/23	186,959
70,000		Integrys Energy Group, Inc	4.170	11/01/20	72,583
100,000		Interstate Power & Light Co	6.250	07/15/39	117,996
200,000		Interstate Power & Light Co	4.700	10/15/43	197,304
200,000		ITC Holdings Corp	4.050	07/01/23	196,047
225,000		Kansas City Power & Light Co	3.150	03/15/23	208,652
100,000		Kansas City Power & Light Co	5.300	10/01/41	100,065
20,000	g	Kansas Gas & Electric	6.700	06/15/19	23,966
175,000		Kentucky Utilities Co	4.650	11/15/43	174,293
250,000		KeySpan Corp	5.803	04/01/35	262,784
150,000		Kinder Morgan Energy Partners LP	3.500	03/01/16	156,895
400,000		Kinder Morgan Energy Partners LP	5.950	02/15/18	454,558
300,000		Kinder Morgan Energy Partners LP	2.650	02/01/19	296,673
500,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	635,272
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	111,068
1,200,000		Kinder Morgan Energy Partners LP	3.950	09/01/22	1,169,352
350,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	325,094
200,000		Kinder Morgan Energy Partners LP	3.500	09/01/23	183,637
300,000		Kinder Morgan Energy Partners LP	4.150	02/01/24	290,241
535,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	586,536
300,000		Kinder Morgan Energy Partners LP	5.625	09/01/41	299,144
200,000		Kinder Morgan Energy Partners LP	5.000	08/15/42	184,712
500,000		Kinder Morgan Energy Partners LP	5.000	03/01/43	461,476
320,000		LG&E and KU Energy LLC	3.750	11/15/20	323,747
125,000		Louisville Gas & Electric Co	4.650	11/15/43	124,097
400,000		MidAmerican Energy Co	4.650	10/01/14	412,506
200,000		MidAmerican Energy Co	2.400	03/15/19	201,401
200,000		MidAmerican Energy Co	3.700	09/15/23	199,093
200,000		MidAmerican Energy Co	4.800	09/15/43	203,337
350,000		Midamerican Energy Holdings Co	5.750	04/01/18	399,523
1,032,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,129,281
300,000		Midamerican Energy Holdings Co	6.500	09/15/37	348,462
200,000	g	MidAmerican Energy Holdings Co	1.100	05/15/17	198,918
200,000	g	MidAmerican Energy Holdings Co	2.000	11/15/18	196,922
200,000	g	MidAmerican Energy Holdings Co	3.750	11/15/23	195,059
200,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	201,666
750,000		Mississippi Power Co	4.250	03/15/42	650,639
100,000		National Fuel Gas Co	4.900	12/01/21	104,043
200,000		National Fuel Gas Co	3.750	03/01/23	188,748
80

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$820,000	Nevada Power Co	6.500%	08/01/18	$970,923
45,000	Nevada Power Co	7.125	03/15/19	54,753
230,000	Nevada Power Co	5.375	09/15/40	246,339
700,000	NextEra Energy Capital Holdings, Inc	1.200	06/01/15	703,587
500,000	NextEra Energy Capital Holdings, Inc	4.500	06/01/21	515,695
235,000	NiSource Finance Corp	5.400	07/15/14	240,778
350,000	NiSource Finance Corp	6.400	03/15/18	402,787
150,000	NiSource Finance Corp	6.125	03/01/22	166,314
400,000	NiSource Finance Corp	3.850	02/15/23	384,897
100,000	NiSource Finance Corp	5.950	06/15/41	104,196
200,000	NiSource Finance Corp	5.250	02/15/43	194,368
150,000	NiSource Finance Corp	4.800	02/15/44	135,340
300,000	NiSource Finance Corp	5.650	02/01/45	307,303
300,000	Northeast Utilities	2.800	05/01/23	274,266
150,000	Northern States Power Co	2.150	08/15/22	134,986
300,000	Northern States Power Co	2.600	05/15/23	275,512
425,000	Northern States Power Co	5.350	11/01/39	466,387
200,000	Northern States Power Co	3.400	08/15/42	160,796
150,000	NSTAR Electric Co	5.625	11/15/17	169,916
200,000	NSTAR Electric Co	2.375	10/15/22	181,604
500,000	Oglethorpe Power Corp	4.200	12/01/42	436,075
250,000	Ohio Edison Co	8.250	10/15/38	360,291
600,000	Ohio Power Co	5.375	10/01/21	669,422
100,000	Oklahoma Gas & Electric Co	5.250	05/15/41	106,100
400,000	Oklahoma Gas & Electric Co	3.900	05/01/43	343,927
220,000	Oncor Electric Delivery Co LLC	6.375	01/15/15	232,102
200,000	Oncor Electric Delivery Co LLC	6.800	09/01/18	235,045
150,000	Oncor Electric Delivery Co LLC	4.100	06/01/22	150,677
70,000	Oncor Electric Delivery Co LLC	7.250	01/15/33	87,945
100,000	Oncor Electric Delivery Co LLC	5.250	09/30/40	102,985
550,000	Oncor Electric Delivery Co LLC	4.550	12/01/41	517,292
150,000	Oncor Electric Delivery Co LLC	5.300	06/01/42	155,968
250,000	ONEOK Partners LP	3.250	02/01/16	259,937
100,000	ONEOK Partners LP	2.000	10/01/17	99,511
200,000	ONEOK Partners LP	3.200	09/15/18	204,504
400,000	ONEOK Partners LP	3.375	10/01/22	373,924
200,000	ONEOK Partners LP	5.000	09/15/23	207,685
130,000	ONEOK Partners LP	6.650	10/01/36	143,061
250,000	ONEOK Partners LP	6.850	10/15/37	284,496
100,000	ONEOK Partners LP	6.125	02/01/41	105,896
150,000	ONEOK, Inc	4.250	02/01/22	141,110
150,000	ONEOK, Inc	6.000	06/15/35	140,316
355,000	Pacific Gas & Electric Co	8.250	10/15/18	443,990
400,000	Pacific Gas & Electric Co	3.250	06/15/23	379,432
175,000	Pacific Gas & Electric Co	3.850	11/15/23	174,059
420,000	Pacific Gas & Electric Co	6.050	03/01/34	481,108
600,000	Pacific Gas & Electric Co	5.400	01/15/40	637,903
400,000	Pacific Gas & Electric Co	4.500	12/15/41	376,073
150,000	Pacific Gas & Electric Co	3.750	08/15/42	125,117
400,000	Pacific Gas & Electric Co	4.600	06/15/43	381,693
200,000	Pacific Gas & Electric Co	5.125	11/15/43	206,531
250,000	PacifiCorp	2.950	02/01/22	240,295
81

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	PacifiCorp	2.950%	06/01/23	$187,623
850,000	PacifiCorp	6.000	01/15/39	984,694
150,000	PECO Energy Co	2.375	09/15/22	136,315
200,000	PECO Energy Co	4.800	10/15/43	203,333
165,000	Pepco Holdings, Inc	2.700	10/01/15	169,190
350,000	PG&E Corp	5.750	04/01/14	354,319
200,000	Piedmont Natural Gas Co, Inc	4.650	08/01/43	195,438
65,000	Potomac Electric Power Co	7.900	12/15/38	91,762
200,000	Potomac Electric Power Co	4.150	03/15/43	182,764
100,000	PPL Capital Funding, Inc	1.900	06/01/18	97,647
300,000	PPL Capital Funding, Inc	4.200	06/15/22	299,450
200,000	PPL Capital Funding, Inc	3.500	12/01/22	188,882
400,000	PPL Capital Funding, Inc	3.400	06/01/23	372,197
200,000	PPL Electric Utilities Corp	2.500	09/01/22	184,373
300,000	PPL Electric Utilities Corp	4.750	07/15/43	300,237
200,000	PPL Energy Supply LLC	6.200	05/15/16	219,979
225,000	PPL Energy Supply LLC	6.500	05/01/18	250,289
100,000	PPL Energy Supply LLC	4.600	12/15/21	96,095
300,000	Progress Energy, Inc	3.150	04/01/22	288,858
900,000	Progress Energy, Inc	7.750	03/01/31	1,158,980
200,000	PSEG Power LLC	5.320	09/15/16	220,056
100,000	PSEG Power LLC	2.450	11/15/18	98,702
335,000	Public Service Co of Colorado	5.500	04/01/14	339,232
150,000	Public Service Co of Colorado	2.250	09/15/22	135,977
200,000	Public Service Co of Colorado	2.500	03/15/23	182,073
150,000	Public Service Co of Colorado	3.600	09/15/42	125,283
200,000	Public Service Co of New Hampshire	3.500	11/01/23	195,824
520,000	Public Service Co of Oklahoma	5.150	12/01/19	576,089
100,000	Public Service Co of Oklahoma	4.400	02/01/21	105,817
150,000	Public Service Co of Oklahoma	6.625	11/15/37	173,478
220,000	Public Service Electric & Gas Co	5.300	05/01/18	248,620
200,000	Public Service Electric & Gas Co	2.300	09/15/18	201,634
400,000	Public Service Electric & Gas Co	2.375	05/15/23	359,667
200,000	Public Service Electric & Gas Co	3.750	03/15/24	200,737
410,000	Public Service Electric & Gas Co	5.375	11/01/39	447,556
200,000	Public Service Electric & Gas Co	3.950	05/01/42	178,218
100,000	Public Service Electric & Gas Co	3.650	09/01/42	84,321
200,000	Public Service Electric & Gas Co	3.800	01/01/43	173,229
250,000	Puget Sound Energy, Inc	5.757	10/01/39	283,321
100,000	Puget Sound Energy, Inc	4.434	11/15/41	95,217
100,000	Questar Corp	2.750	02/01/16	103,036
150,000	San Diego Gas & Electric Co	3.000	08/15/21	147,826
400,000	San Diego Gas & Electric Co	3.600	09/01/23	399,801
305,000	San Diego Gas & Electric Co	5.350	05/15/40	338,478
100,000	San Diego Gas & Electric Co	3.950	11/15/41	90,209
300,000	SCANA Corp	4.750	05/15/21	307,370
100,000	SCANA Corp	4.125	02/01/22	97,113
250,000	Scottish Power Ltd	5.810	03/15/25	262,677
600,000	Sempra Energy	2.000	03/15/14	601,854
200,000	Sempra Energy	2.300	04/01/17	202,591
150,000	Sempra Energy	2.875	10/01/22	138,109
500,000	Sempra Energy	4.050	12/01/23	493,717
82

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$260,000		Sempra Energy	6.000%	10/15/39	$285,600
125,000		Sierra Pacific Power Co	3.375	08/15/23	120,694
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	53,488
125,000		South Carolina Electric & Gas Co	5.450	02/01/41	136,336
250,000		South Carolina Electric & Gas Co	4.350	02/01/42	232,200
300,000		South Carolina Electric & Gas Co	4.600	06/15/43	293,135
500,000		Southaven Combined Cycle Generation LLC	3.846	08/15/33	483,946
100,000		Southern California Edison Co	5.000	01/15/16	108,254
250,000		Southern California Edison Co	5.500	08/15/18	286,187
280,000		Southern California Edison Co	3.875	06/01/21	294,155
400,000		Southern California Edison Co	3.500	10/01/23	392,020
185,000		Southern California Edison Co	6.050	03/15/39	217,229
300,000		Southern California Edison Co	4.500	09/01/40	291,144
500,000		Southern California Edison Co	3.900	12/01/41	442,059
200,000		Southern California Edison Co	4.050	03/15/42	181,099
500,000		Southern California Edison Co	3.900	03/15/43	440,769
150,000		Southern California Gas Co	3.750	09/15/42	132,296
200,000		Southern Co	2.375	09/15/15	204,678
100,000		Southern Co	1.950	09/01/16	102,052
300,000		Southern Co	2.450	09/01/18	304,553
108,000	g	Southern Natural Gas Co	5.900	04/01/17	121,033
550,000		Southern Natural Gas Co	4.400	06/15/21	563,458
100,000		Southern Natural Gas Co	8.000	03/01/32	127,867
250,000		Southwest Gas Corp	3.875	04/01/22	252,039
250,000		Southwestern Electric Power Co	5.550	01/15/17	274,628
400,000		Southwestern Electric Power Co	6.200	03/15/40	435,943
600,000		Southwestern Public Service Co	4.500	08/15/41	577,487
60,000		Spectra Energy Capital LLC	6.200	04/15/18	67,696
450,000		Spectra Energy Capital LLC	8.000	10/01/19	536,023
600,000		Spectra Energy Capital LLC	3.300	03/15/23	531,370
200,000		Spectra Energy Partners LP	2.950	09/25/18	202,725
200,000		Spectra Energy Partners LP	4.750	03/15/24	203,881
200,000		Spectra Energy Partners LP	5.950	09/25/43	213,809
150,000		System Energy Resources, Inc	4.100	04/01/23	146,540
200,000		Tampa Electric Co	5.400	05/15/21	225,091
100,000		Tampa Electric Co	2.600	09/15/22	92,190
100,000		Tampa Electric Co	4.100	06/15/42	89,986
200,000		TECO Finance, Inc	5.150	03/15/20	219,340
200,000		Tennessee Gas Pipeline Co	7.000	10/15/28	235,526
12,000		Toledo Edison Co	7.250	05/01/20	14,304
300,000		Toledo Edison Co	6.150	05/15/37	329,863
770,000		Total Capital S.A.	3.125	10/02/15	803,548
300,000		Total Capital S.A.	2.125	08/10/18	301,163
200,000		Total Capital S.A.	4.450	06/24/20	217,862
100,000		Total Capital S.A.	4.125	01/28/21	105,772
350,000		TransAlta Corp	6.650	05/15/18	395,233
300,000		TransAlta Corp	4.500	11/15/22	288,187
125,000		Transcontinental Gas Pipe Line Co LLC	4.450	08/01/42	111,211
100,000		Union Electric Co	8.450	03/15/39	150,172
100,000		Union Electric Co	3.900	09/15/42	87,533
100,000		United Utilities plc	6.875	08/15/28	107,359
200,000		Virginia Electric and Power Co	1.200	01/15/18	194,162
83

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$200,000	Virginia Electric and Power Co	2.750%	03/15/23	$185,949
350,000	Virginia Electric and Power Co	6.000	05/15/37	408,871
160,000	Virginia Electric and Power Co	4.000	01/15/43	142,472
250,000	Virginia Electric and Power Co	4.650	08/15/43	248,996
500,000	Westar Energy, Inc	4.125	03/01/42	455,710
450,000	Western Gas Partners LP	4.000	07/01/22	429,489
225,000	Western Massachusetts Electric Co	3.500	09/15/21	222,658
35,000	Williams Cos, Inc	7.875	09/01/21	40,359
175,000	Williams Cos, Inc	3.700	01/15/23	152,741
300,000	Williams Cos, Inc	7.750	06/15/31	321,666
245,000	Williams Partners LP	3.800	02/15/15	253,115
70,000	Williams Partners LP	7.250	02/01/17	80,720
530,000	Williams Partners LP	5.250	03/15/20	579,541
600,000	Williams Partners LP	4.000	11/15/21	592,570
200,000	Williams Partners LP	3.350	08/15/22	185,670
300,000	Williams Partners LP	4.500	11/15/23	297,962
300,000	Williams Partners LP	5.800	11/15/43	306,219
300,000	Wisconsin Electric Power Co	1.700	06/15/18	295,730
200,000	Wisconsin Electric Power Co	5.625	05/15/33	222,125
200,000	Wisconsin Electric Power Co	3.650	12/15/42	167,100
200,000	Wisconsin Power & Light Co	2.250	11/15/22	178,867
200,000	Wisconsin Public Service Corp	3.671	12/01/42	170,594
200,000	Wisconsin Public Service Corp	4.752	11/01/44	201,847
200,000	Xcel Energy, Inc	0.750	05/09/16	198,313
100,000	Xcel Energy, Inc	4.700	05/15/20	109,748
100,000	Xcel Energy, Inc	4.800	09/15/41	97,379
	TOTAL UTILITIES			96,220,508

	TOTAL CORPORATE BONDS			1,135,304,516
	(Cost $1,141,137,018)

GOVERNMENT BONDS - 73.6%

AGENCY SECURITIES - 3.8%
250,000	Federal Agricultural Mortgage Corp (FAMC)	2.375	07/22/15	257,346
500,000	Federal Farm Credit Bank (FFCB)	0.300	07/18/14	500,408
2,600,000	FFCB	3.000	09/22/14	2,653,329
1,600,000	FFCB	1.050	03/28/16	1,620,963
110,000	Federal Home Loan Bank (FHLB)	5.250	06/18/14	112,590
200,000	FHLB	0.400	07/02/14	200,250
7,650,000	FHLB	2.875	06/12/15	7,931,030
1,000,000	FHLB	5.375	05/18/16	1,113,349
95,000	FHLB	4.750	12/16/16	106,102
500,000	FHLB	4.875	05/17/17	564,484
1,000,000	FHLB	0.750	09/08/17	980,934
2,745,000	FHLB	5.000	11/17/17	3,132,520
4,000,000	FHLB	1.625	06/14/19	3,896,080
5,005,000	FHLB	5.500	07/15/36	5,789,969
1,740,000	Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	1,752,869
5,000,000	FHLMC	1.000	08/27/14	5,029,075
7,000,000	FHLMC	0.375	08/28/14	7,009,933
5,000,000	FHLMC	2.875	02/09/15	5,146,225
84

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$108,000		FHLMC	4.375%	07/17/15	$114,796
125,000		FHLMC	4.750	11/17/15	135,108
132,000		FHLMC	4.750	01/19/16	143,558
6,213,000		FHLMC	5.250	04/18/16	6,882,587
127,000		FHLMC	5.500	07/18/16	142,492
16,736,000		FHLMC	5.125	10/18/16	18,760,186
9,000,000		FHLMC	2.375	01/13/22	8,603,685
3,250,000		FHLMC	6.250	07/15/32	4,111,279
214,000		Federal National Mortgage Association (FNMA)	2.750	02/05/14	214,514
7,646,000		FNMA	2.750	03/13/14	7,685,484
4,071,000		FNMA	2.500	05/15/14	4,106,621
5,415,000		FNMA	3.000	09/16/14	5,525,526
9,145,000		FNMA	4.625	10/15/14	9,464,554
14,000,000		FNMA	2.625	11/20/14	14,306,194
5,000,000		FNMA	2.250	03/15/16	5,185,450
10,215,000		FNMA	5.000	03/15/16	11,226,980
150,000		FNMA	5.000	05/11/17	169,446
4,340,000		FNMA	5.375	06/12/17	4,962,846
3,000,000		FNMA	1.625	11/27/18	2,974,974
11,000,000	j	FNMA	0.000	10/09/19	9,353,201
951,000		FNMA	6.030	10/08/27	1,137,172
5,000,000		FNMA	6.625	11/15/30	6,503,890
4,500,000		FNMA	5.625	07/15/37	5,346,715
815,000		Financing Corp	9.400	02/08/18	1,058,720
825,000		Financing Corp	9.800	04/06/18	1,093,167
815,000		Financing Corp	10.350	08/03/18	1,115,348
450,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	454,217
590,000		PEFCO	2.250	12/15/17	607,623
175,000		PEFCO	1.450	08/15/19	166,454
400,000		PEFCO	2.050	11/15/22	358,528
500,000		Hashemite Kingdom of Jordan	2.503	10/30/20	489,722
300,000		Israel Government AID Bond	5.500	04/26/24	346,610
300,000		Tennessee Valley Authority	1.750	10/15/18	298,136
700,000		Tunisia Government AID Bonds	1.686	07/16/19	676,521
		TOTAL AGENCY SECURITIES			181,519,760

FOREIGN GOVERNMENT BONDS - 3.4%
906,000		Brazilian Government International Bond	5.875	01/15/19	1,014,720
2,090,000		Brazilian Government International Bond	4.875	01/22/21	2,204,950
1,300,000		Brazilian Government International Bond	2.625	01/05/23	1,118,000
1,424,000		Brazilian Government International Bond	4.250	01/07/25	1,356,360
880,000		Brazilian Government International Bond	7.125	01/20/37	1,007,600
2,330,000		Brazilian Government International Bond	5.625	01/07/41	2,260,100
525,000		Canada Government International Bond	2.375	09/10/14	532,780
850,000		Canada Government International Bond	0.875	02/14/17	850,014
345,000		Chile Government International Bond	3.875	08/05/20	358,800
300,000		Chile Government International Bond	2.250	10/30/22	266,250
300,000		Chile Government International Bond	3.625	10/30/42	235,650
850,000		China Development Bank	5.000	10/15/15	906,278
900,000		Colombia Government International Bond	8.250	12/22/14	958,500
450,000		Colombia Government International Bond	7.375	03/18/19	540,900
900,000		Colombia Government International Bond	4.375	07/12/21	927,000
85

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$600,000	Colombia Government International Bond	2.625%	03/15/23	$525,600
750,000	Colombia Government International Bond	4.000	02/26/24	723,000
1,250,000	Colombia Government International Bond	6.125	01/18/41	1,337,500
500,000	Council of Europe Development Bank	1.000	03/07/18	486,444
300,000	Development Bank of Japan	5.125	02/01/17	335,919
50,000	European Bank for Reconstruction & Development	1.625	09/03/15	51,009
1,500,000	European Bank for Reconstruction & Development	2.500	03/15/16	1,561,605
1,000,000	European Bank for Reconstruction & Development	1.375	10/20/16	1,015,900
1,000,000	European Investment Bank	1.500	05/15/14	1,004,620
4,000,000	European Investment Bank	1.125	04/15/15	4,041,080
5,000,000	European Investment Bank	1.625	09/01/15	5,104,000
5,500,000	European Investment Bank	1.375	10/20/15	5,594,710
4,000,000	European Investment Bank	2.250	03/15/16	4,142,000
2,200,000	European Investment Bank	1.750	03/15/17	2,249,654
1,000,000	European Investment Bank	2.875	09/15/20	1,008,453
1,705,000	European Investment Bank	4.875	02/15/36	1,863,319
200,000	Export Development Canada	1.500	05/15/14	200,959
545,000	Export Development Canada	2.250	05/28/15	559,693
300,000	Export Development Canada	0.500	09/15/15	300,648
250,000	Export Development Canada	1.250	10/26/16	253,200
500,000	Export Development Canada	0.625	12/15/16	496,519
500,000	Export Development Canada	0.750	12/15/17	489,570
180,000	Export-Import Bank of Korea	8.125	01/21/14	180,670
250,000	Export-Import Bank of Korea	5.875	01/14/15	262,719
1,090,000	Export-Import Bank of Korea	4.125	09/09/15	1,145,132
300,000	Export-Import Bank of Korea	1.250	11/20/15	300,925
400,000	Export-Import Bank of Korea	3.750	10/20/16	424,740
200,000	Export-Import Bank of Korea	1.750	02/27/18	194,612
775,000	Export-Import Bank of Korea	5.125	06/29/20	851,511
300,000	Export-Import Bank of Korea	5.000	04/11/22	325,648
1,590,000	Federative Republic of Brazil	6.000	01/17/17	1,761,720
677,500	Federative Republic of Brazil	8.000	01/15/18	752,025
100,000	Finland Government International Bond	6.950	02/15/26	127,750
1,750,000	FMS Wertmanagement AoeR	1.000	11/21/17	1,725,850
500,000	Hydro Quebec	2.000	06/30/16	513,400
800,000	Hydro Quebec	1.375	06/19/17	802,713
270,000	Hydro Quebec	9.400	02/01/21	361,337
200,000	Hydro Quebec	8.500	12/01/29	285,158
1,000,000	Inter-American Development Bank	3.000	04/22/14	1,008,361
1,500,000	Inter-American Development Bank	2.250	07/15/15	1,542,718
3,000,000	Inter-American Development Bank	1.750	08/24/18	2,992,833
1,105,000	Inter-American Development Bank	3.875	09/17/19	1,202,141
700,000	Inter-American Development Bank	3.200	08/07/42	550,978
1,800,000	International Bank for Reconstruction & Development	1.125	08/25/14	1,807,400
3,200,000	International Bank for Reconstruction & Development	2.375	05/26/15	3,292,250
2,100,000	International Bank for Reconstruction & Development	2.125	03/15/16	2,172,897
950,000	International Bank for Reconstruction & Development	1.000	09/15/16	957,301
400,000	International Bank for Reconstruction & Development	7.625	01/19/23	539,968
834,000	International Bank for Reconstruction & Development	4.750	02/15/35	891,562
30,000	International Finance Corp	3.000	04/22/14	30,259
1,700,000	International Finance Corp	2.750	04/20/15	1,752,714
2,750,000	International Finance Corp	1.125	11/23/16	2,769,654
86

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$800,000	Israel Government AID Bond	5.500%	09/18/23	$923,630
400,000	Israel Government International Bond	5.125	03/26/19	455,000
705,000	Israel Government International Bond	4.000	06/30/22	733,200
300,000	Israel Government International Bond	3.150	06/30/23	287,250
300,000	Israel Government International Bond	4.500	01/30/43	265,875
500,000	Italian Republic	3.125	01/26/15	511,784
1,200,000	Italian Republic	5.250	09/20/16	1,299,960
1,374,000	Italian Republic	5.375	06/15/33	1,430,334
1,500,000	Italy Government International Bond	4.750	01/25/16	1,596,150
430,000	Italy Government International Bond	5.375	06/12/17	468,700
1,100,000	Japan Bank for International Cooperation	1.875	09/24/15	1,126,033
1,900,000	Japan Bank for International Cooperation	1.125	07/19/17	1,888,733
1,050,000	Japan Bank for International Cooperation	1.750	07/31/18	1,041,477
300,000	Japan Bank for International Cooperation	3.375	07/31/23	294,753
600,000	Japan Finance Corp	2.250	07/13/16	621,085
900,000	Japan Finance Organization for Municipalities	5.000	05/16/17	1,009,845
600,000	KFW	2.625	01/25/22	585,430
600,000	Korea Development Bank	8.000	01/23/14	602,464
475,000	Korea Development Bank	4.375	08/10/15	499,535
235,000	Korea Development Bank	3.250	03/09/16	244,087
400,000	Korea Development Bank	3.500	08/22/17	416,984
300,000	Korea Development Bank	1.500	01/22/18	287,650
200,000	Korea Development Bank	3.000	09/14/22	187,872
1,588,000	Mexico Government International Bond	3.625	03/15/22	1,588,000
4,098,000	Mexico Government International Bond	4.000	10/02/23	4,057,020
1,400,000	Mexico Government International Bond	6.750	09/27/34	1,652,000
1,414,000	Mexico Government International Bond	6.050	01/11/40	1,537,725
1,474,000	Mexico Government International Bond	4.750	03/08/44	1,328,443
150,000	Mexico Government International Bond	5.750	10/12/10	138,750
300,000	North American Development Bank	2.400	10/26/22	266,241
1,100,000	Panama Government International Bond	5.200	01/30/20	1,197,625
300,000	Panama Government International Bond	7.125	01/29/26	360,000
692,000	Panama Government International Bond	6.700	01/26/36	773,310
400,000	Panama Government International Bond	4.300	04/29/53	303,000
520,000	Peruvian Government International Bond	7.125	03/30/19	628,550
925,000	Peruvian Government International Bond	7.350	07/21/25	1,165,500
600,000	Peruvian Government International Bond	6.550	03/14/37	690,000
500,000	Peruvian Government International Bond	5.625	11/18/50	500,000
1,250,000	Philippine Government International Bond	8.875	03/17/15	1,361,875
750,000	Philippine Government International Bond	5.500	03/30/26	826,875
2,750,000	Philippine Government International Bond	5.000	01/13/37	2,860,000
380,000	Poland Government International Bond	3.875	07/16/15	397,594
1,985,000	Poland Government International Bond	6.375	07/15/19	2,319,969
67,000	Poland Government International Bond	5.125	04/21/21	72,779
390,000	Poland Government International Bond	5.000	03/23/22	416,813
490,000	Poland Government International Bond	3.000	03/17/23	446,145
1,055,000	Province of British Columbia Canada	2.850	06/15/15	1,092,927
400,000	Province of British Columbia Canada	1.200	04/25/17	401,868
200,000	Province of British Columbia Canada	2.650	09/22/21	195,254
800,000	Province of British Columbia Canada	2.000	10/23/22	718,080
500,000	Province of Manitoba Canada	4.900	12/06/16	557,680
500,000	Province of Manitoba Canada	1.125	06/01/18	487,995
87

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Province of Manitoba Canada	1.750%	05/30/19	$489,181
200,000		Province of New Brunswick Canada	5.200	02/21/17	225,352
200,000		Province of New Brunswick Canada	2.750	06/15/18	206,870
255,000		Province of Nova Scotia Canada	2.375	07/21/15	262,163
50,000		Province of Nova Scotia Canada	5.125	01/26/17	56,103
200,000		Province of Nova Scotia Canada	8.250	07/30/22	261,933
2,200,000		Province of Ontario Canada	2.950	02/05/15	2,261,292
600,000		Province of Ontario Canada	0.950	05/26/15	604,612
2,690,000		Province of Ontario Canada	2.700	06/16/15	2,778,474
1,000,000		Province of Ontario Canada	2.300	05/10/16	1,034,600
300,000		Province of Ontario Canada	1.600	09/21/16	305,751
1,300,000		Province of Ontario Canada	1.100	10/25/17	1,285,310
1,000,000		Province of Ontario Canada	1.650	09/27/19	959,800
230,000		Province of Ontario Canada	4.400	04/14/20	252,356
800,000		Province of Ontario Canada	2.450	06/29/22	739,816
40,000		Province of Quebec Canada	4.875	05/05/14	40,624
385,000		Province of Quebec Canada	5.125	11/14/16	429,853
1,135,000		Province of Quebec Canada	4.625	05/14/18	1,268,930
1,120,000		Province of Quebec Canada	3.500	07/29/20	1,162,672
1,100,000		Province of Quebec Canada	2.625	02/13/23	1,010,400
200,000		Province of Quebec Canada	7.125	02/09/24	249,692
201,000		Province of Quebec Canada	7.500	09/15/29	265,784
100,000		Province of Saskatchewan Canada	8.500	07/15/22	133,929
200,000		Region of Lombardy Italy	5.804	10/25/32	186,121
475,000		Republic of Korea	5.750	04/16/14	481,819
700,000		Republic of Korea	7.125	04/16/19	853,290
500,000		Republic of Korea	3.875	09/11/23	507,630
2,500,000		Republic of Philippines	4.000	01/15/21	2,593,750
800,000		Republic of Turkey	7.500	07/14/17	893,200
300,000		South Africa Government International Bond	6.500	06/02/14	306,750
1,010,000		South Africa Government International Bond	6.875	05/27/19	1,155,188
225,000		South Africa Government International Bond	5.500	03/09/20	239,625
500,000		South Africa Government International Bond	4.665	01/17/24	478,125
300,000		South Africa Government International Bond	5.875	09/16/25	312,000
300,000		South Africa Government International Bond	6.250	03/08/41	310,890
625,000		Svensk Exportkredit AB	5.125	03/01/17	702,431
425,000		Svensk Exportkredit AB	1.125	04/05/18	414,604
4,000,000		Turkey Government International Bond	6.750	04/03/18	4,344,000
600,000		Turkey Government International Bond	6.250	09/26/22	623,100
3,500,000		Turkey Government International Bond	3.250	03/23/23	2,878,750
3,250,000		Turkey Government International Bond	4.875	04/16/43	2,487,875
519,343		Uruguay Government International Bond	4.500	08/14/24	519,343
300,000		Uruguay Government International Bond	7.625	03/21/36	363,750
500,000		Uruguay Government International Bond	4.125	11/20/45	385,000
		TOTAL FOREIGN GOVERNMENT BONDS			161,852,837

MORTGAGE BACKED - 29.1%
108,517	i	Federal Home Loan Mortgage Corp (FHLMC)	4.951	04/01/35	115,527
10,585	i	FHLMC	2.250	10/01/35	11,198
148,669	i	FHLMC	2.427	02/01/36	158,295
81,984	i	FHLMC	2.564	07/01/36	87,144
271,725	i	FHLMC	2.259	09/01/36	290,425
88

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$161,107	i	FHLMC	2.368%	09/01/36	$172,559
201,902	i	FHLMC	2.420	09/01/36	214,819
80,239	i	FHLMC	5.742	01/01/37	84,733
13,154	i	FHLMC	4.602	02/01/37	13,762
16,872	i	FHLMC	5.564	02/01/37	17,912
406,863	i	FHLMC	2.633	03/01/37	434,644
29,927	i	FHLMC	5.311	03/01/37	31,714
318,364	i	FHLMC	5.709	04/01/37	330,032
221,591	i	FHLMC	6.010	04/01/37	234,916
50,741	i	FHLMC	2.888	05/01/37	54,188
30,152	i	FHLMC	6.080	05/01/37	31,436
55,770	i	FHLMC	2.500	06/01/37	59,591
264,203	i	FHLMC	5.076	06/01/37	282,456
208,727	i	FHLMC	2.615	08/01/37	220,858
137,957	i	FHLMC	1.606	09/01/37	145,541
263,589	i	FHLMC	1.702	09/01/37	274,091
2,736	i	FHLMC	6.220	09/01/37	2,852
39,876	i	FHLMC	5.336	02/01/38	42,099
210,405	i	FHLMC	2.584	04/01/38	224,687
233,058	i	FHLMC	4.836	04/01/38	245,553
89,421	i	FHLMC	4.882	06/01/38	94,686
21,259	i	FHLMC	2.375	07/01/38	22,527
63,796		FHLMC	5.000	10/01/39	68,785
65,329	i	FHLMC	3.542	06/01/40	69,459
399,307	i	FHLMC	3.397	07/01/40	419,445
415,090	i	FHLMC	2.952	01/01/41	432,192
55,562	i	FHLMC	2.557	05/01/41	57,676
1,253,612	i	FHLMC	3.423	08/01/41	1,329,258
533,716	i	FHLMC	2.927	09/01/41	560,466
126,573	i	FHLMC	3.112	10/01/41	129,792
4,883		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/14	5,163
3,393		FGLMC	7.500	01/01/16	3,431
38		FGLMC	7.500	05/01/16	40
36		FGLMC	7.500	06/01/16	37
16,365		FGLMC	5.500	05/01/17	17,228
34,073		FGLMC	5.500	06/01/17	36,208
21,185		FGLMC	5.000	12/01/17	22,427
15,518		FGLMC	5.500	12/01/17	16,487
25,926		FGLMC	5.000	03/01/18	27,443
84,198		FGLMC	5.000	04/01/18	89,135
69,028		FGLMC	4.500	06/01/18	73,156
216,349		FGLMC	4.500	09/01/18	229,344
132,245		FGLMC	4.000	11/01/18	139,568
229,355		FGLMC	4.500	01/01/19	243,182
27,788		FGLMC	4.000	05/01/19	29,387
228,147		FGLMC	4.500	05/01/19	241,841
472,224		FGLMC	4.500	06/01/19	500,634
138,690		FGLMC	4.000	10/01/19	146,403
56,374		FGLMC	5.500	11/01/19	61,051
415,181		FGLMC	4.500	12/01/19	440,173
76,431		FGLMC	4.500	01/01/20	81,033
1,715,233		FGLMC	4.500	02/01/20	1,817,327
89

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$33,052	FGLMC	4.500%	02/01/20	$35,827
360,039	FGLMC	5.000	05/01/20	384,705
368,988	FGLMC	5.000	05/01/20	390,768
30,442	FGLMC	4.500	07/01/20	32,999
345,939	FGLMC	5.000	07/01/20	366,091
5,872	FGLMC	7.000	10/01/20	6,344
30,029	FGLMC	5.000	12/01/20	31,880
1,228,075	FGLMC	4.000	05/01/21	1,296,586
366,381	FGLMC	4.500	06/01/21	389,200
649,132	FGLMC	4.500	06/01/21	689,681
317,329	FGLMC	5.000	07/01/21	336,858
43,798	FGLMC	5.500	07/01/21	47,639
4,675,806	FGLMC	3.000	12/01/21	4,841,012
28,023	FGLMC	5.000	10/01/22	30,267
24,442	FGLMC	6.000	11/01/22	26,644
207,564	FGLMC	5.000	04/01/23	224,082
13,991	FGLMC	4.500	05/01/23	14,998
311,026	FGLMC	4.500	05/01/23	333,521
167,575	FGLMC	5.000	05/01/23	180,663
306,208	FGLMC	5.500	05/01/23	332,244
44,410	FGLMC	5.000	10/01/23	47,958
30,768	FGLMC	5.500	10/01/23	33,590
35,464	FGLMC	5.000	11/01/23	38,227
74,956	FGLMC	5.000	03/01/24	80,817
19,305	FGLMC	4.500	04/01/24	20,703
8,015	FGLMC	4.500	05/01/24	8,598
57,430	FGLMC	4.500	06/01/24	61,592
261,438	FGLMC	4.000	07/01/24	276,065
507,514	FGLMC	4.000	07/01/24	535,971
108,644	FGLMC	5.500	07/01/24	117,735
512,202	FGLMC	4.000	08/01/24	540,797
85,846	FGLMC	4.500	09/01/24	92,084
36,086	FGLMC	4.500	09/01/24	38,709
17,908	FGLMC	4.500	09/01/24	19,212
18,701	FGLMC	5.500	09/01/24	20,561
629,947	FGLMC	4.000	10/01/24	665,212
20,092	FGLMC	4.500	10/01/24	21,555
56,110	FGLMC	4.500	10/01/24	60,666
22,012	FGLMC	4.500	11/01/24	23,604
52,439	FGLMC	4.500	12/01/24	56,270
201,784	FGLMC	5.500	12/01/24	219,111
40,181	FGLMC	4.500	02/01/25	43,114
860,517	FGLMC	4.000	03/01/25	908,613
24,091	FGLMC	4.500	06/01/25	25,830
48,518	FGLMC	4.500	07/01/25	52,038
843,594	FGLMC	3.500	10/01/25	880,015
474,628	FGLMC	4.000	10/01/25	500,919
1,450,199	FGLMC	3.500	11/01/25	1,512,824
864,985	FGLMC	3.500	11/01/25	902,338
399,758	FGLMC	3.500	12/01/25	417,035
280,325	FGLMC	3.000	01/01/26	285,763
2,819,894	FGLMC	3.500	01/01/26	2,941,858
90

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$258,030	FGLMC	4.000%	04/01/26	$272,664
522,746	FGLMC	4.000	05/01/26	552,494
131,778	FGLMC	5.500	07/01/26	144,747
1,662,901	FGLMC	4.000	08/01/26	1,757,409
9,203	FGLMC	6.000	08/01/26	10,197
439,930	FGLMC	3.000	09/01/26	448,466
1,132,145	FGLMC	3.000	10/01/26	1,154,111
1,704,709	FGLMC	3.500	10/01/26	1,778,008
57,871	FGLMC	5.000	10/01/26	62,365
15,434	FGLMC	5.500	10/01/26	16,955
6,642,287	FGLMC	3.000	02/01/27	6,771,160
3,487,753	FGLMC	2.500	05/01/27	3,461,211
3,509,492	FGLMC	2.500	11/01/27	3,482,049
194,313	FGLMC	6.000	12/01/27	215,073
2,722,626	FGLMC	2.500	01/01/28	2,700,612
7,021,270	FGLMC	2.500	03/01/28	6,965,004
255,593	FGLMC	5.000	03/01/28	275,771
3,806,573	FGLMC	2.500	05/01/28	3,775,697
27,662	FGLMC	5.500	05/01/28	30,218
9,608,608	FGLMC	2.500	07/01/28	9,530,670
2,958,009	FGLMC	3.000	10/01/28	3,016,290
225	FGLMC	6.500	10/01/28	251
233,840	FGLMC	5.500	01/01/29	256,340
5,347	FGLMC	6.500	01/01/29	5,953
38,409	FGLMC	4.000	02/01/29	40,160
1,566	FGLMC	6.500	03/01/29	1,774
174,242	FGLMC	4.500	04/01/29	185,524
17,107	FGLMC	6.500	07/01/29	19,040
58,220	FGLMC	5.000	12/01/29	63,044
85,733	FGLMC	4.000	08/01/30	89,668
498,058	FGLMC	4.500	01/01/31	536,267
833	FGLMC	8.000	01/01/31	958
538,284	FGLMC	4.000	03/01/31	563,042
67,032	FGLMC	4.000	05/01/31	70,128
549,847	FGLMC	4.500	05/01/31	592,125
214,274	FGLMC	4.000	06/01/31	224,177
679,725	FGLMC	4.000	08/01/31	711,063
619,192	FGLMC	4.000	09/01/31	647,822
9,746	FGLMC	6.500	09/01/31	10,905
19,987	FGLMC	8.000	09/01/31	23,118
293,422	FGLMC	3.500	11/01/31	299,049
124,218	FGLMC	7.000	12/01/31	141,028
48,078	FGLMC	6.500	01/01/32	54,744
108,848	FGLMC	6.000	02/01/32	121,791
3,956,552	FGLMC	3.000	03/01/32	3,908,321
43,544	FGLMC	7.000	04/01/32	50,219
37,693	FGLMC	6.500	05/01/32	42,796
3,119,772	FGLMC	3.500	09/01/32	3,179,666
36,981	FGLMC	5.500	11/01/32	40,694
43,061	FGLMC	6.000	02/01/33	48,194
156,809	FGLMC	5.000	03/01/33	169,629
92,253	FGLMC	6.000	03/01/33	101,787
91

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$156,207	FGLMC	6.000%	03/01/33	$172,444
12,747	FGLMC	6.000	03/01/33	14,058
66,541	FGLMC	5.000	04/01/33	71,919
17,878	FGLMC	6.000	04/01/33	20,003
1,247,104	FGLMC	5.000	06/01/33	1,350,131
375,493	FGLMC	5.500	06/01/33	413,452
4,905,936	FGLMC	3.500	07/01/33	5,000,343
141,464	FGLMC	4.500	07/01/33	150,186
189,806	FGLMC	5.000	08/01/33	206,501
17,643	FGLMC	5.000	08/01/33	19,102
44,603	FGLMC	6.500	08/01/33	50,351
425,429	FGLMC	5.000	09/01/33	468,993
162,045	FGLMC	5.500	09/01/33	181,231
207,250	FGLMC	5.500	09/01/33	231,985
197,991	FGLMC	5.500	09/01/33	221,453
73,493	FGLMC	5.500	09/01/33	80,952
70,741	FGLMC	4.000	10/01/33	73,076
36,077	FGLMC	5.000	10/01/33	39,065
255,080	FGLMC	5.500	10/01/33	285,288
275,376	FGLMC	5.500	12/01/33	303,781
77,105	FGLMC	5.500	12/01/33	84,847
844,763	FGLMC	7.000	12/01/33	979,454
743,859	FGLMC	5.000	01/01/34	805,353
18,708	FGLMC	5.500	02/01/34	20,596
90,662	FGLMC	5.000	03/01/34	98,142
116,193	FGLMC	5.500	03/01/34	127,768
218,500	FGLMC	5.000	05/01/34	236,632
123,779	FGLMC	4.500	06/01/34	131,382
282,088	FGLMC	5.000	06/01/34	305,236
73,954	FGLMC	5.500	06/01/34	81,197
56,708	FGLMC	6.000	06/01/34	63,552
166,053	FGLMC	6.000	09/01/34	185,858
22,222	FGLMC	5.000	11/01/34	24,221
1,052,633	FGLMC	5.500	11/01/34	1,152,308
684,963	FGLMC	5.000	12/01/34	741,019
52,160	FGLMC	5.500	12/01/34	57,661
125,212	FGLMC	5.500	12/01/34	137,946
13,647	FGLMC	5.500	01/01/35	14,951
7,446	FGLMC	5.500	01/01/35	8,160
53,762	FGLMC	5.500	01/01/35	58,889
330,724	FGLMC	4.500	04/01/35	350,834
283,837	FGLMC	6.000	05/01/35	317,114
46,179	FGLMC	6.000	05/01/35	51,588
308,903	FGLMC	7.000	05/01/35	350,804
75,423	FGLMC	5.500	06/01/35	82,651
45,790	FGLMC	5.500	06/01/35	50,169
45,592	FGLMC	5.000	07/01/35	49,115
1,341,983	FGLMC	5.000	07/01/35	1,451,720
40,305	FGLMC	6.000	07/01/35	44,426
2,011,354	FGLMC	5.000	08/01/35	2,173,160
46,180	FGLMC	5.500	08/01/35	50,424
101,743	FGLMC	6.000	08/01/35	112,153
92

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$28,419	FGLMC	4.500%	09/01/35	$30,121
276,699	FGLMC	5.000	10/01/35	298,477
196,029	FGLMC	5.000	10/01/35	211,649
42,488	FGLMC	5.000	10/01/35	45,759
1,009,187	FGLMC	5.500	10/01/35	1,106,867
33,369	FGLMC	5.000	12/01/35	36,040
166,175	FGLMC	5.000	12/01/35	179,200
87,283	FGLMC	6.000	01/01/36	97,277
28,174	FGLMC	5.000	02/01/36	30,399
64,421	FGLMC	5.000	02/01/36	69,579
35,593	FGLMC	6.000	02/01/36	39,690
408,376	FGLMC	5.500	04/01/36	450,447
41,649	FGLMC	5.500	05/01/36	45,638
4,802	FGLMC	6.500	05/01/36	5,339
1,339,559	FGLMC	6.000	06/01/36	1,490,905
261,720	FGLMC	5.000	07/01/36	282,302
297,309	FGLMC	6.000	07/01/36	332,902
43,450	FGLMC	6.000	08/01/36	48,186
36,405	FGLMC	6.000	09/01/36	40,635
984,713	FGLMC	5.500	10/01/36	1,074,305
1,483,897	FGLMC	5.500	10/01/36	1,621,153
130,449	FGLMC	6.500	10/01/36	146,940
59,355	FGLMC	5.500	11/01/36	64,689
143,368	FGLMC	6.000	11/01/36	159,298
788,214	FGLMC	6.000	12/01/36	872,592
1,236,304	FGLMC	5.500	03/01/37	1,347,415
437,613	FGLMC	6.000	03/01/37	484,432
78,251	FGLMC	6.500	03/01/37	86,954
439,878	FGLMC	5.500	04/01/37	479,412
56,011	FGLMC	5.000	05/01/37	60,298
39,160	FGLMC	5.000	06/01/37	42,158
222,836	FGLMC	5.500	06/01/37	242,864
799,039	FGLMC	6.000	07/01/37	881,550
267,352	FGLMC	6.000	08/01/37	297,158
110,337	FGLMC	6.000	09/01/37	122,942
1,196,541	FGLMC	5.500	10/01/37	1,312,622
41,892	FGLMC	6.000	11/01/37	46,205
356,426	FGLMC	6.500	11/01/37	396,439
143,602	FGLMC	6.000	01/01/38	158,325
58,090	FGLMC	6.000	02/01/38	64,045
524,011	FGLMC	6.000	02/01/38	578,136
1,871,047	FGLMC	5.000	03/01/38	2,015,148
565,408	FGLMC	5.000	03/01/38	608,690
62,518	FGLMC	5.000	04/01/38	68,476
639,801	FGLMC	5.000	04/01/38	691,143
926,382	FGLMC	5.500	04/01/38	1,010,981
227,802	FGLMC	5.500	05/01/38	248,275
26,031	FGLMC	5.500	06/01/38	28,370
75,835	FGLMC	6.000	07/01/38	83,588
879,834	FGLMC	5.500	08/01/38	958,908
102,897	FGLMC	5.500	08/01/38	112,520
97,958	FGLMC	5.000	09/01/38	105,493
93

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,359,071	FGLMC	5.500%	09/01/38	$1,481,217
403,195	FGLMC	5.500	09/01/38	439,432
19,220	FGLMC	5.500	10/01/38	20,952
498,907	FGLMC	6.000	11/01/38	549,913
3,384,506	FGLMC	5.500	01/01/39	3,690,031
2,524,460	FGLMC	4.500	02/01/39	2,671,525
1,371,812	FGLMC	5.000	02/01/39	1,477,462
99,365	FGLMC	5.500	02/01/39	108,295
17,081	FGLMC	4.500	03/01/39	18,076
466,439	FGLMC	5.000	03/01/39	506,791
77,664	FGLMC	6.000	03/01/39	85,604
64,844	FGLMC	4.500	04/01/39	68,973
2,999,464	FGLMC	4.500	04/01/39	3,190,189
880,505	FGLMC	4.000	05/01/39	904,847
10,051,187	FGLMC	4.500	05/01/39	10,674,008
1,751,259	FGLMC	4.500	05/01/39	1,853,372
506,336	FGLMC	4.500	05/01/39	536,127
23,110	FGLMC	4.500	05/01/39	24,473
457,782	FGLMC	5.000	05/01/39	493,834
1,111,633	FGLMC	4.000	06/01/39	1,142,203
5,507,058	FGLMC	4.500	06/01/39	5,829,242
266,500	FGLMC	4.500	06/01/39	282,259
116,622	FGLMC	5.000	06/01/39	126,818
41,708	FGLMC	5.500	06/01/39	45,457
1,215,406	FGLMC	4.000	07/01/39	1,249,073
653,710	FGLMC	4.500	07/01/39	692,312
113,714	FGLMC	4.500	07/01/39	120,473
53,315	FGLMC	4.500	07/01/39	56,476
382,893	FGLMC	5.000	07/01/39	412,754
692,441	FGLMC	5.500	07/01/39	754,674
50,290	FGLMC	4.500	08/01/39	53,265
137,736	FGLMC	5.000	08/01/39	148,478
576,005	FGLMC	4.000	09/01/39	591,965
996,155	FGLMC	5.000	09/01/39	1,083,897
3,670,303	FGLMC	5.000	09/01/39	3,952,115
29,905	FGLMC	5.500	09/01/39	33,209
1,805,631	FGLMC	6.500	09/01/39	2,006,454
137,019	FGLMC	4.500	10/01/39	145,943
165,968	FGLMC	4.500	10/01/39	176,670
430,194	FGLMC	4.500	10/01/39	455,719
69,095	FGLMC	4.000	11/01/39	71,002
315,015	FGLMC	4.500	11/01/39	333,630
107,449	FGLMC	5.000	11/01/39	115,826
16,649	FGLMC	5.000	11/01/39	17,962
339,173	FGLMC	4.500	12/01/39	360,305
1,102,652	FGLMC	4.500	12/01/39	1,171,469
252,869	FGLMC	4.500	12/01/39	267,853
585,075	FGLMC	4.500	12/01/39	619,761
571,745	FGLMC	5.500	12/01/39	623,177
620,088	FGLMC	4.500	01/01/40	656,791
46,416	FGLMC	5.000	01/01/40	50,503
116,905	FGLMC	5.500	01/01/40	127,412
94

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$227,061		FGLMC	5.500%	03/01/40	$247,468
93,631		FGLMC	4.500	04/01/40	99,482
433,816		FGLMC	4.500	04/01/40	459,415
705,048		FGLMC	5.000	04/01/40	763,707
294,725		FGLMC	5.000	04/01/40	318,034
3,004,312		FGLMC	6.000	04/01/40	3,314,653
6,719,635		FGLMC	4.500	05/01/40	7,113,974
4,307,384		FGLMC	5.000	05/01/40	4,698,181
15,628		FGLMC	4.500	06/01/40	16,557
2,044,520		FGLMC	5.500	06/01/40	2,245,005
3,443,377		FGLMC	4.500	07/01/40	3,649,592
67,760		FGLMC	4.500	08/01/40	71,798
1,696,166		FGLMC	5.000	08/01/40	1,835,189
747,083		FGLMC	5.000	08/01/40	806,928
175,715		FGLMC	5.000	08/01/40	189,850
12,866,204		FGLMC	5.500	08/01/40	14,022,543
919,270		FGLMC	4.000	09/01/40	944,704
8,089,892		FGLMC	4.000	11/01/40	8,326,537
4,656,806		FGLMC	4.000	12/01/40	4,792,880
1,351,519		FGLMC	3.500	01/01/41	1,342,527
1,039,527		FGLMC	3.500	01/01/41	1,032,611
879,068		FGLMC	4.000	01/01/41	903,471
768,681		FGLMC	3.500	02/01/41	763,567
3,558,915		FGLMC	4.000	02/01/41	3,657,721
1,255,537		FGLMC	4.000	02/01/41	1,290,522
5,173,063		FGLMC	4.000	04/01/41	5,316,876
1,108,588		FGLMC	4.500	04/01/41	1,174,571
278,949		FGLMC	5.000	04/01/41	301,936
1,098,461		FGLMC	4.500	05/01/41	1,164,141
1,366,205		FGLMC	4.500	06/01/41	1,448,252
2,723,089		FGLMC	3.500	10/01/41	2,704,971
2,637,065		FGLMC	5.000	10/01/41	2,856,680
3,204,803		FGLMC	3.500	11/01/41	3,184,133
1,720,923		FGLMC	4.500	12/01/41	1,823,806
10,941,436		FGLMC	3.500	01/01/42	10,868,637
3,250,277		FGLMC	3.500	02/01/42	3,228,651
4,044,330		FGLMC	3.500	04/01/42	4,017,420
7,513,156		FGLMC	4.000	05/01/42	7,733,733
4,542,323		FGLMC	3.500	07/01/42	4,513,128
1,152,209		FGLMC	3.000	08/01/42	1,093,019
4,679,818		FGLMC	3.000	10/01/42	4,439,090
6,934,409		FGLMC	3.000	10/01/42	6,577,706
2,278,537		FGLMC	3.500	12/01/42	2,263,377
5,503,615		FGLMC	2.500	01/01/43	4,962,060
12,800,988		FGLMC	3.000	01/01/43	12,142,510
19,372,330		FGLMC	3.000	04/01/43	18,375,824
7,733,506		FGLMC	3.500	05/01/43	7,682,051
4,935,378		FGLMC	3.000	08/01/43	4,681,504
7,910,980		FGLMC	3.500	08/01/43	7,858,344
7,464,981	h	FGLMC	4.000	11/01/43	7,674,070
45,975		Federal National Mortgage Association (FNMA)	4.810	02/01/14	45,767
662,524		FNMA	4.640	11/01/14	673,017
95

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$4,617	FNMA	6.000%	04/01/16	$4,645
29,067	FNMA	5.500	09/01/16	30,851
2,829	FNMA	6.500	10/01/16	2,933
26,255	FNMA	6.500	11/01/16	27,475
16,675	FNMA	6.500	04/01/17	17,676
15,410	FNMA	6.000	05/01/17	16,299
61,855	FNMA	5.000	09/01/17	65,811
12,022	FNMA	6.000	11/01/17	12,623
703,254	FNMA	5.000	12/01/17	749,126
139,804	FNMA	5.000	12/01/17	148,895
10,437	FNMA	5.000	12/01/17	11,120
1,165,441	FNMA	5.000	01/01/18	1,241,417
1,054,320	FNMA	4.500	02/01/18	1,122,099
159,497	FNMA	4.500	04/01/18	169,732
30,325	FNMA	5.000	04/01/18	32,302
251,929	FNMA	5.500	04/01/18	269,321
24,412	FNMA	5.500	04/01/18	26,100
13,884	FNMA	5.500	05/01/18	14,756
427,587	FNMA	4.500	06/01/18	454,701
45,291	FNMA	4.000	08/01/18	48,010
517,352	FNMA	4.000	08/01/18	548,266
131,207	FNMA	4.500	09/01/18	139,630
93,224	FNMA	4.500	10/01/18	99,266
263,376	FNMA	5.000	11/01/18	281,903
5,407	FNMA	5.000	01/01/19	5,761
14,122	FNMA	6.000	01/01/19	15,632
32,991	FNMA	4.500	05/01/19	35,119
73,351	FNMA	4.500	06/01/19	78,082
13,292	FNMA	4.500	06/01/19	14,150
84,349	FNMA	5.000	07/01/19	89,856
372,544	FNMA	5.000	10/01/19	399,106
51,862	FNMA	4.500	11/01/19	55,200
45,157	FNMA	4.500	12/01/19	48,058
53,124	FNMA	5.000	03/01/20	56,598
16,684	FNMA	5.000	04/01/20	17,949
34,927	FNMA	4.500	06/01/20	37,184
25,371	FNMA	4.500	09/01/20	27,013
24,478	FNMA	4.500	10/01/20	26,093
37,691	FNMA	4.500	11/01/20	40,132
72,414	FNMA	5.000	12/01/20	78,001
219,809	FNMA	5.500	01/01/21	234,856
2,120,424	FNMA	5.500	01/01/21	2,277,906
86,176	FNMA	5.000	03/01/21	91,831
578,026	FNMA	6.000	04/01/21	614,728
62,582	FNMA	5.500	08/01/21	68,361
18,039	FNMA	6.000	08/01/21	19,653
11,955	FNMA	5.000	10/01/21	12,860
30,780	FNMA	5.000	11/01/21	32,958
14,383	FNMA	5.500	11/01/21	15,711
40,476	FNMA	5.500	10/01/22	44,396
19,078	FNMA	6.000	10/01/22	21,086
10,950	FNMA	5.000	03/01/23	11,809
96

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$30,097	FNMA	4.500%	04/01/23	$32,096
284,059	FNMA	4.500	06/01/23	302,669
23,885	FNMA	5.000	06/01/23	25,802
27,614	FNMA	5.500	06/01/23	30,328
273,525	FNMA	5.000	07/01/23	295,341
62,898	FNMA	5.000	07/01/23	66,973
2,094,680	FNMA	5.000	07/01/23	2,261,708
34,860	FNMA	5.500	08/01/23	38,241
50,674	FNMA	5.000	11/01/23	54,971
18,519	FNMA	5.500	11/01/23	20,213
685,384	FNMA	5.500	01/01/24	748,551
47,213	FNMA	5.500	02/01/24	51,854
260,441	FNMA	4.000	03/01/24	276,141
18,650	FNMA	4.500	04/01/24	19,858
302,374	FNMA	4.000	05/01/24	320,590
1,023,863	FNMA	4.000	05/01/24	1,085,585
23,297	FNMA	4.000	06/01/24	24,693
29,732	FNMA	4.500	07/01/24	32,335
26,425	FNMA	5.500	07/01/24	29,038
469	FNMA	8.000	07/01/24	543
152,113	FNMA	4.500	08/01/24	162,011
581,712	FNMA	4.000	09/01/24	616,844
136,111	FNMA	4.000	09/01/24	144,380
69,676	FNMA	4.500	09/01/24	74,214
1,274,106	FNMA	4.500	10/01/24	1,357,226
66,061	FNMA	5.000	01/01/25	71,687
128,130	FNMA	4.500	02/01/25	136,353
905,529	FNMA	4.500	03/01/25	963,969
22,815	FNMA	4.500	03/01/25	24,285
279,086	FNMA	5.000	03/01/25	302,737
716,580	FNMA	4.500	04/01/25	762,657
306,882	FNMA	4.500	04/01/25	326,664
3,206,641	FNMA	4.000	05/01/25	3,398,378
926,325	FNMA	4.000	06/01/25	981,905
852,772	FNMA	4.500	06/01/25	907,871
312,588	FNMA	4.000	08/01/25	331,353
127,706	FNMA	5.500	08/01/25	141,581
1,620,848	FNMA	3.500	09/01/25	1,696,032
1,563,794	FNMA	4.000	09/01/25	1,658,445
1,923,996	FNMA	3.500	10/01/25	2,012,808
1,771,523	FNMA	3.500	10/01/25	1,853,721
611,488	FNMA	5.000	10/01/25	663,310
1,146,222	FNMA	4.000	11/01/25	1,214,851
1,648,551	FNMA	3.500	12/01/25	1,725,030
1,092,867	FNMA	3.500	02/01/26	1,143,524
358,036	FNMA	4.000	03/01/26	379,590
994,949	FNMA	4.000	06/01/26	1,054,852
950,934	FNMA	3.500	08/01/26	994,962
737,296	FNMA	3.500	09/01/26	771,439
440,887	FNMA	4.000	09/01/26	467,300
1,133,418	FNMA	3.500	10/01/26	1,185,714
25,368	FNMA	6.000	10/01/26	28,183
97

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$1,573,893	FNMA	3.000%	11/01/26	$1,607,878
1,272,568	FNMA	3.000	12/01/26	1,300,054
3,451,876	FNMA	3.000	01/01/27	3,526,469
2,655,152	FNMA	3.500	02/01/27	2,778,668
2,508,791	FNMA	3.000	04/01/27	2,563,036
4,015,439	FNMA	3.000	04/01/27	4,102,153
1,670,043	FNMA	3.500	05/01/27	1,747,589
1,475,439	FNMA	2.500	06/01/27	1,465,292
4,222,646	FNMA	3.000	06/01/27	4,314,307
1,735,670	FNMA	2.500	07/01/27	1,723,729
216,155	FNMA	6.000	08/01/27	240,989
3,449,269	FNMA	2.500	09/01/27	3,425,525
72,417	FNMA	5.500	09/01/27	80,379
5,987,454	FNMA	2.500	10/01/27	5,946,194
4,114,448	FNMA	3.000	11/01/27	4,203,686
9,742	FNMA	5.500	01/01/28	10,747
10,198,055	FNMA	2.500	02/01/28	10,104,640
8,095	FNMA	5.000	02/01/28	8,825
11,122,112	FNMA	2.500	04/01/28	11,020,232
7,528,140	FNMA	2.500	04/01/28	7,459,182
387,164	FNMA	5.000	05/01/28	421,699
49,000	FNMA	5.500	06/01/28	54,031
2,910,101	FNMA	2.500	07/01/28	2,883,445
5,852,513	FNMA	2.500	08/01/28	5,798,903
8,636,619	FNMA	3.000	10/01/28	8,821,349
7,708	FNMA	5.500	11/01/28	8,510
35	FNMA	7.500	01/01/29	39
64,877	FNMA	4.000	03/01/29	67,770
238,988	FNMA	4.500	04/01/29	254,484
460	FNMA	6.500	04/01/29	512
156,823	FNMA	4.000	05/01/29	163,774
88,691	FNMA	4.500	06/01/29	94,481
30,497	FNMA	4.000	07/01/29	31,845
3,539	FNMA	7.500	07/01/29	3,682
580,370	FNMA	4.500	08/01/29	618,423
97,775	FNMA	4.500	09/01/29	104,194
75,287	FNMA	4.500	11/01/29	81,570
28,047	FNMA	4.500	01/01/30	29,881
76,059	FNMA	4.000	03/01/30	79,458
33,156	FNMA	4.500	05/01/30	35,314
46,140	FNMA	4.500	06/01/30	49,170
403,828	FNMA	4.500	08/01/30	430,286
84,993	FNMA	4.000	09/01/30	88,832
484,959	FNMA	4.000	10/01/30	506,702
4,731,816	FNMA	4.000	11/01/30	4,945,232
672,296	FNMA	4.000	11/01/30	702,229
183,755	FNMA	4.500	12/01/30	197,529
213,459	FNMA	3.500	02/01/31	217,348
264,640	FNMA	4.000	02/01/31	276,473
285	FNMA	7.500	02/01/31	302
1,784	FNMA	7.500	03/01/31	2,124
602,845	FNMA	3.500	04/01/31	613,840
98

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$79,747	FNMA	4.000%	04/01/31	$83,313
8,459	FNMA	6.000	05/01/31	9,481
1,354	FNMA	7.500	05/01/31	1,478
431,281	FNMA	4.500	07/01/31	463,626
2,314,576	FNMA	4.500	07/01/31	2,511,093
2,515,121	FNMA	4.000	08/01/31	2,627,633
176,422	FNMA	4.000	09/01/31	184,312
600	FNMA	6.500	09/01/31	667
73,040	FNMA	6.000	11/01/31	81,943
8,879	FNMA	6.500	11/01/31	9,962
4,029,341	FNMA	3.500	01/01/32	4,102,894
28,310	FNMA	6.000	01/01/32	31,773
26,393	FNMA	6.000	01/01/32	29,259
1,623,078	FNMA	3.500	02/01/32	1,652,711
21,025	FNMA	6.000	02/01/32	23,590
68,446	FNMA	6.500	04/01/32	77,659
155,586	FNMA	6.500	07/01/32	174,477
18,496	FNMA	6.500	08/01/32	20,695
1,519,068	FNMA	3.000	09/01/32	1,499,502
144,960	FNMA	6.000	09/01/32	160,677
34,047	FNMA	7.500	09/01/32	38,775
4,464,631	FNMA	3.000	10/01/32	4,398,782
87,699	FNMA	5.500	10/01/32	96,642
44,542	FNMA	6.000	10/01/32	49,421
39,696	FNMA	6.000	11/01/32	44,560
6,673	FNMA	5.500	12/01/32	7,352
42,736	FNMA	5.500	12/01/32	47,077
78,022	FNMA	6.000	12/01/32	87,555
393,771	FNMA	5.500	01/01/33	433,781
825,316	FNMA	6.000	01/01/33	926,599
426,627	FNMA	5.000	02/01/33	465,067
22,000	FNMA	5.000	02/01/33	23,987
4,310,457	FNMA	3.500	04/01/33	4,389,554
19,261	FNMA	6.000	04/01/33	21,625
2,867,768	FNMA	5.500	05/01/33	3,160,423
164,908	FNMA	5.000	06/01/33	179,685
345,349	FNMA	5.500	06/01/33	380,679
38,916	FNMA	4.500	07/01/33	41,230
128,395	FNMA	5.000	07/01/33	139,604
249,436	FNMA	4.500	08/01/33	265,204
46,301	FNMA	4.500	08/01/33	49,062
75,675	FNMA	5.000	08/01/33	82,385
331,263	FNMA	5.500	09/01/33	368,836
122,509	FNMA	5.500	09/01/33	136,680
39,151	FNMA	6.000	09/01/33	43,920
433,315	FNMA	4.500	10/01/33	460,746
67,467	FNMA	5.000	10/01/33	73,473
92,873	FNMA	5.000	10/01/33	101,100
687,515	FNMA	5.500	10/01/33	757,020
1,276,933	FNMA	5.500	10/01/33	1,428,797
32,207	FNMA	4.500	11/01/33	34,238
83,219	FNMA	5.000	11/01/33	90,584
99

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,626,732		FNMA	5.000%	11/01/33	$6,129,756
668,046		FNMA	5.000	12/01/33	727,699
725,154		FNMA	5.500	12/01/33	799,296
252,562		FNMA	5.000	02/01/34	275,076
1,004,579		FNMA	6.000	02/01/34	1,127,199
63,630		FNMA	5.000	03/01/34	69,270
1,510,532		FNMA	5.000	03/01/34	1,643,015
26,807		FNMA	5.000	03/01/34	29,186
21,918		FNMA	5.000	03/01/34	23,870
78,992		FNMA	5.000	03/01/34	86,011
36,730		FNMA	5.000	03/01/34	40,000
237,449		FNMA	5.000	04/01/34	258,073
235,866		FNMA	5.500	04/01/34	259,895
32,967		FNMA	4.500	05/01/34	35,023
127,073		FNMA	4.500	05/01/34	135,043
82,634		FNMA	5.500	07/01/34	90,951
53,974		FNMA	5.500	07/01/34	59,391
69,876		FNMA	7.000	07/01/34	79,139
75,152		FNMA	5.000	08/01/34	81,667
635,029		FNMA	5.000	08/01/34	690,050
349,702		FNMA	6.000	08/01/34	392,526
62,458		FNMA	6.000	08/01/34	70,114
35,535		FNMA	4.500	09/01/34	37,747
1,338,093		FNMA	5.500	09/01/34	1,472,379
12,139		FNMA	5.500	11/01/34	13,364
24,221		FNMA	6.000	11/01/34	26,866
19,889		FNMA	5.000	12/01/34	21,621
12,872		FNMA	5.500	12/01/34	14,156
42,313		FNMA	6.000	12/01/34	47,498
1,739,895		FNMA	4.500	01/01/35	1,849,939
128,825		FNMA	5.500	01/01/35	142,699
173,217		FNMA	5.500	02/01/35	190,440
4,202,674		FNMA	5.500	02/01/35	4,626,842
1,311,168		FNMA	5.500	04/01/35	1,462,213
146,313		FNMA	6.000	04/01/35	164,190
169,697		FNMA	6.000	04/01/35	190,381
114,936		FNMA	5.500	05/01/35	126,349
206,975		FNMA	6.000	05/01/35	230,503
69,608		FNMA	5.000	06/01/35	75,616
5,192		FNMA	7.500	06/01/35	5,680
7,758	i	FNMA	4.555	07/01/35	8,249
179,182		FNMA	5.000	07/01/35	194,956
400,611		FNMA	4.500	08/01/35	425,379
319,906		FNMA	5.000	08/01/35	347,438
642,251		FNMA	5.000	08/01/35	696,953
20,297		FNMA	4.500	09/01/35	21,584
18,346		FNMA	4.500	09/01/35	19,457
45,043		FNMA	5.500	09/01/35	49,577
378,800		FNMA	5.000	10/01/35	411,121
618,700		FNMA	5.500	10/01/35	689,446
30,165		FNMA	5.000	11/01/35	32,579
717,521		FNMA	5.500	11/01/35	788,845
100

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,545		FNMA	4.500%	12/01/35	$11,183
99,640		FNMA	5.500	12/01/35	109,369
405,530		FNMA	6.000	12/01/35	449,022
186,844	i	FNMA	2.526	02/01/36	199,120
1,578,346		FNMA	5.000	02/01/36	1,712,995
80,944		FNMA	5.000	02/01/36	86,310
152,754		FNMA	6.500	02/01/36	169,664
885,632		FNMA	6.000	03/01/36	987,591
15,984		FNMA	5.000	05/01/36	17,323
1,184,293		FNMA	6.000	06/01/36	1,316,457
157,300	i	FNMA	2.379	07/01/36	169,260
60,558		FNMA	6.000	07/01/36	67,056
412,321		FNMA	6.500	07/01/36	459,556
972,742		FNMA	5.500	08/01/36	1,067,721
541,936		FNMA	6.500	08/01/36	606,842
44,562		FNMA	5.500	09/01/36	49,007
34,539		FNMA	6.500	09/01/36	38,351
86,814		FNMA	6.500	09/01/36	96,518
115,660		FNMA	6.000	10/01/36	128,473
52,417		FNMA	6.500	11/01/36	58,238
15,081	i	FNMA	3.292	12/01/36	16,073
338,416		FNMA	6.000	12/01/36	375,433
55,517	i	FNMA	2.660	01/01/37	59,150
133,545		FNMA	5.500	01/01/37	146,682
8,286	i	FNMA	1.909	02/01/37	8,812
968,580		FNMA	5.500	02/01/37	1,064,045
26,182		FNMA	6.000	02/01/37	28,987
43,375		FNMA	7.000	02/01/37	49,163
17,986	i	FNMA	2.558	03/01/37	19,147
3,994		FNMA	5.000	03/01/37	4,329
147,259		FNMA	6.500	03/01/37	165,391
353,526		FNMA	6.500	03/01/37	394,574
14,650	i	FNMA	5.565	04/01/37	15,629
202,859		FNMA	7.000	04/01/37	218,841
326,451		FNMA	5.000	05/01/37	353,815
10,657		FNMA	7.000	05/01/37	10,947
51,088	i	FNMA	5.023	06/01/37	54,663
104,289		FNMA	5.500	06/01/37	114,472
80,074		FNMA	5.500	08/01/37	88,072
32,815		FNMA	6.000	08/01/37	36,450
215,750		FNMA	6.500	08/01/37	240,109
56,538		FNMA	6.500	08/01/37	62,777
78,734		FNMA	5.500	09/01/37	86,428
516,424		FNMA	6.000	09/01/37	580,642
178,442		FNMA	6.000	09/01/37	198,440
134,415		FNMA	6.000	09/01/37	151,232
154,494		FNMA	6.000	09/01/37	171,077
379,749		FNMA	6.000	09/01/37	427,528
200,127		FNMA	6.500	09/01/37	222,700
28,347		FNMA	6.500	09/01/37	31,488
523,729	i	FNMA	2.400	10/01/37	557,469
90,943		FNMA	6.500	10/01/37	100,979
101

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$604,074		FNMA	5.500%	11/01/37	$663,056
1,337,761		FNMA	6.000	11/01/37	1,479,891
58,703		FNMA	7.000	11/01/37	64,909
6,343		FNMA	6.500	01/01/38	7,043
368,234		FNMA	5.500	02/01/38	404,390
37,257		FNMA	6.500	02/01/38	41,431
79,347		FNMA	7.000	02/01/38	87,593
72,225	i	FNMA	2.645	03/01/38	77,151
35,948		FNMA	5.000	03/01/38	38,962
26,349		FNMA	5.000	03/01/38	28,558
70,051		FNMA	5.500	03/01/38	76,941
20,775		FNMA	6.000	03/01/38	23,336
46,207		FNMA	6.500	03/01/38	51,306
66,219		FNMA	6.500	03/01/38	73,535
102,845		FNMA	6.500	03/01/38	114,198
532,105		FNMA	6.500	03/01/38	590,821
35,551		FNMA	5.000	04/01/38	38,531
1,359,385		FNMA	5.500	04/01/38	1,492,116
1,022,996		FNMA	6.000	04/01/38	1,132,575
53,393		FNMA	4.500	05/01/38	56,511
993,430		FNMA	5.000	05/01/38	1,076,702
3,252,524		FNMA	5.000	05/01/38	3,531,072
3,630,534		FNMA	6.000	06/01/38	4,016,259
4,567,144		FNMA	6.500	06/01/38	5,096,920
946,734		FNMA	6.000	07/01/38	1,048,248
6,709	i	FNMA	2.500	08/01/38	7,106
12,777	i	FNMA	4.748	08/01/38	13,516
3,302,597		FNMA	6.000	09/01/38	3,653,528
97,516	i	FNMA	2.020	10/01/38	104,080
12,103		FNMA	6.000	10/01/38	13,389
87,343		FNMA	5.500	11/01/38	95,871
16,150		FNMA	5.000	12/01/38	17,507
2,366,457		FNMA	5.500	12/01/38	2,602,526
477,327		FNMA	4.500	01/01/39	505,315
157,577		FNMA	5.000	01/01/39	170,865
548,168		FNMA	5.000	01/01/39	594,117
1,621,918		FNMA	5.500	01/01/39	1,781,263
401,915		FNMA	5.500	01/01/39	441,158
177,398		FNMA	6.000	01/01/39	196,246
97,194		FNMA	6.000	01/01/39	107,521
647,614		FNMA	4.500	02/01/39	686,265
686,581		FNMA	4.500	02/01/39	726,956
1,431,945		FNMA	4.500	02/01/39	1,517,077
27,917		FNMA	5.500	02/01/39	30,643
1,301,634		FNMA	4.000	04/01/39	1,340,496
40,405		FNMA	5.500	04/01/39	44,361
562,853		FNMA	4.500	05/01/39	596,472
2,066,313		FNMA	4.500	05/01/39	2,195,824
1,244,296		FNMA	4.500	06/01/39	1,318,076
535,587		FNMA	4.500	06/01/39	567,344
1,217,323		FNMA	5.500	06/01/39	1,336,853
39,455	i	FNMA	4.046	07/01/39	42,180
102

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$224,825		FNMA	4.500%	07/01/39	$238,156
374,472		FNMA	4.500	07/01/39	396,804
41,717		FNMA	5.000	07/01/39	45,473
56,734	i	FNMA	3.630	08/01/39	60,680
234,159	i	FNMA	3.714	08/01/39	250,647
4,420,478		FNMA	4.000	08/01/39	4,551,607
637,287		FNMA	4.000	08/01/39	656,173
2,633,101		FNMA	4.500	08/01/39	2,798,143
55,980		FNMA	4.500	08/01/39	59,617
1,100,853		FNMA	4.500	08/01/39	1,166,405
52,844		FNMA	5.000	08/01/39	57,399
4,679,905		FNMA	5.000	08/01/39	5,082,677
1,486,123		FNMA	4.000	09/01/39	1,530,163
87,462		FNMA	5.000	09/01/39	94,925
630,033		FNMA	5.500	09/01/39	703,038
504,060		FNMA	6.000	09/01/39	557,917
2,087,803		FNMA	6.500	10/01/39	2,331,674
75,687		FNMA	5.000	11/01/39	82,792
2,090,461		FNMA	4.000	12/01/39	2,152,410
532,033		FNMA	4.500	12/01/39	563,717
190,384		FNMA	4.500	12/01/39	202,614
7,296,100		FNMA	4.500	12/01/39	7,730,924
74,114	i	FNMA	3.662	01/01/40	78,190
120,660		FNMA	4.500	01/01/40	127,854
158,356		FNMA	5.000	01/01/40	172,719
1,234,786		FNMA	6.000	02/01/40	1,366,099
613,318		FNMA	4.500	03/01/40	649,984
1,318,617		FNMA	4.500	03/01/40	1,397,231
74,697		FNMA	5.000	03/01/40	81,408
62,777		FNMA	4.500	04/01/40	66,496
2,490,364		FNMA	5.000	04/01/40	2,713,626
2,162,225		FNMA	5.000	04/01/40	2,355,573
305,065	i	FNMA	3.495	05/01/40	324,167
403,339	i	FNMA	3.615	05/01/40	428,324
624,096	i	FNMA	3.727	05/01/40	664,349
68,049		FNMA	4.500	05/01/40	72,292
158,952		FNMA	4.500	07/01/40	168,491
190,559		FNMA	4.500	07/01/40	201,960
213,837		FNMA	5.000	07/01/40	232,978
110,290	i	FNMA	3.375	08/01/40	116,704
1,997,710		FNMA	4.500	08/01/40	2,116,313
1,455,104		FNMA	4.500	08/01/40	1,541,465
1,602,014		FNMA	5.000	08/01/40	1,749,996
1,197,551		FNMA	4.500	09/01/40	1,269,164
3,010,094		FNMA	4.500	09/01/40	3,190,545
3,635,480		FNMA	6.000	09/01/40	4,036,054
428,809		FNMA	3.500	10/01/40	426,501
5,271,202		FNMA	4.000	10/01/40	5,430,299
2,041,192		FNMA	4.000	10/01/40	2,102,357
3,383,461		FNMA	4.500	10/01/40	3,585,378
3,029,411		FNMA	3.500	11/01/40	3,012,849
3,408,509		FNMA	4.000	11/01/40	3,510,781
103

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,919,461		FNMA	4.000%	11/01/40	$4,037,163
2,286,783		FNMA	4.000	11/01/40	2,355,435
421,669		FNMA	4.500	11/01/40	447,895
431,196	i	FNMA	3.278	12/01/40	451,543
1,142,868		FNMA	4.000	12/01/40	1,177,338
10,095,432		FNMA	4.500	12/01/40	10,700,047
114,254		FNMA	3.500	01/01/41	113,628
293,955	i	FNMA	3.158	02/01/41	312,031
644,713		FNMA	3.500	02/01/41	641,141
3,225,634		FNMA	4.000	02/01/41	3,322,359
3,072,436		FNMA	4.000	03/01/41	3,164,767
2,555,657		FNMA	4.500	04/01/41	2,708,399
660,551		FNMA	4.500	05/01/41	700,087
2,182,092		FNMA	4.500	06/01/41	2,312,870
762,057	i	FNMA	3.246	07/01/41	804,343
2,406,091		FNMA	4.500	07/01/41	2,549,758
6,228,346		FNMA	4.000	09/01/41	6,415,983
3,667,132		FNMA	4.500	09/01/41	3,886,518
1,614,327		FNMA	5.500	09/01/41	1,773,580
1,449,630	i	FNMA	2.919	10/01/41	1,524,163
237,107	i	FNMA	3.083	10/01/41	246,214
1,515,720		FNMA	3.500	11/01/41	1,507,732
1,748,866		FNMA	3.500	11/01/41	1,739,092
2,277,114	i	FNMA	2.836	12/01/41	2,346,288
2,204,152		FNMA	4.000	12/01/41	2,270,702
4,572,800		FNMA	3.500	03/01/42	4,547,308
3,655,059		FNMA	4.000	03/01/42	3,764,950
2,900,266		FNMA	3.500	04/01/42	2,887,691
8,527,735		FNMA	3.500	04/01/42	8,480,292
3,863,905		FNMA	5.000	04/01/42	4,240,253
3,234,438		FNMA	4.000	05/01/42	3,331,499
4,655,471		FNMA	5.000	05/01/42	5,084,521
2,480,446		FNMA	3.000	06/01/42	2,357,384
13,447,109		FNMA	3.500	06/01/42	13,371,809
13,323,307		FNMA	4.000	06/01/42	13,722,376
20,182,417		FNMA	3.500	07/01/42	20,069,347
3,875,626		FNMA	4.500	07/01/42	4,118,806
4,458,802		FNMA	3.500	08/01/42	4,433,947
5,510,424		FNMA	3.000	09/01/42	5,237,109
8,237,015		FNMA	3.500	09/01/42	8,190,867
11,709,922		FNMA	3.000	10/01/42	11,129,489
4,423,654		FNMA	3.500	10/01/42	4,398,871
3,824,764		FNMA	2.500	01/01/43	3,465,838
14,263,519		FNMA	3.000	01/01/43	13,555,333
19,231,138		FNMA	3.000	02/01/43	18,277,509
4,856,861		FNMA	3.000	04/01/43	4,616,004
14,463,074		FNMA	3.000	04/01/43	13,746,315
3,443,784	i	FNMA	2.171	06/01/43	3,428,852
15,620,873		FNMA	3.000	06/01/43	14,848,612
4,802,218	i	FNMA	1.753	07/01/43	4,835,856
11,768,339		FNMA	3.000	07/01/43	11,186,295
12,248,465		FNMA	3.500	07/01/43	12,180,108
104

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$5,633,794		FNMA	4.000%	08/01/43	$5,812,173
12,338,036		FNMA	3.500	09/01/43	12,269,377
7,475,099	h	FNMA	3.500	10/01/43	7,433,305
2,235,741	h	FNMA	4.500	10/01/43	2,372,090
4,984,837	h	FNMA	4.000	11/01/43	5,134,855
11,887,873		FNMA	4.000	11/01/43	12,247,044
12,683		Government National Mortgage Association (GNMA)	5.000	02/15/18	13,504
51,435		GNMA	4.500	02/15/19	54,632
18,422		GNMA	4.500	01/20/24	19,668
96,025		GNMA	4.000	04/15/24	101,592
12,261		GNMA	4.500	07/15/24	13,033
341,257		GNMA	4.000	08/15/24	361,013
95,627		GNMA	4.500	08/15/24	101,648
293,968		GNMA	4.000	09/15/24	310,890
44,685		GNMA	4.500	01/15/25	47,510
352,334		GNMA	4.000	08/15/25	372,471
192,556		GNMA	3.500	03/15/26	201,124
248,695		GNMA	4.000	04/15/26	262,896
210,459		GNMA	4.000	06/20/26	223,015
319,280		GNMA	3.500	11/20/26	333,564
1,457,572		GNMA	3.000	12/15/26	1,496,984
4,092,722		GNMA	2.500	04/20/27	4,087,377
2,474,596		GNMA	2.500	09/20/27	2,471,363
1,379		GNMA	6.500	09/15/28	1,539
3,685		GNMA	6.500	09/15/28	4,113
5,008		GNMA	6.500	11/15/28	5,586
1,303		GNMA	7.500	11/15/28	1,481
4,972,113		GNMA	3.500	11/20/28	5,194,380
9,159		GNMA	8.500	10/15/30	9,945
6,481		GNMA	8.500	10/20/30	7,707
744		GNMA	8.500	12/15/30	848
997		GNMA	7.000	06/20/31	1,180
1,043		GNMA	6.500	07/15/31	1,163
3,486		GNMA	7.000	07/15/31	3,800
3,760		GNMA	7.000	07/15/31	4,229
355,681		GNMA	6.000	10/15/32	400,773
62,701		GNMA	5.500	12/20/32	69,608
131,265		GNMA	5.500	05/15/33	146,755
24,132		GNMA	5.000	07/15/33	26,420
91,124		GNMA	5.500	07/15/33	101,218
20,991		GNMA	5.000	07/20/33	22,926
116,272		GNMA	5.000	08/15/33	126,704
48,560		GNMA	5.000	08/15/33	53,284
316,697		GNMA	5.500	09/15/33	359,245
266,679		GNMA	6.000	11/20/33	302,568
115,838		GNMA	5.500	05/20/34	130,888
164,917		GNMA	6.000	09/20/34	184,292
16,160		GNMA	5.000	10/20/34	17,671
400,730		GNMA	5.500	11/15/34	444,311
155,797		GNMA	6.500	01/15/35	177,702
87,537		GNMA	5.500	02/20/35	97,343
1,763,052		GNMA	5.000	03/20/35	1,927,955
105

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$577,162	GNMA	5.000%	04/15/35	$632,482
587,998	GNMA	5.500	05/20/35	654,976
23,789	GNMA	5.000	09/20/35	25,987
14,357	GNMA	5.000	11/15/35	15,693
16,878	GNMA	5.000	11/15/35	18,482
182,080	GNMA	5.500	02/20/36	201,525
20,597	GNMA	5.500	03/15/36	22,670
60,963	GNMA	5.500	05/20/36	67,435
15,661	GNMA	6.500	06/15/36	17,489
611,909	GNMA	5.500	06/20/36	676,194
29,532	GNMA	5.000	09/15/36	32,285
30,091	GNMA	6.000	09/15/36	33,505
56,643	GNMA	6.000	10/20/36	63,772
32,280	GNMA	5.000	12/15/36	35,240
42,800	GNMA	5.500	01/15/37	47,046
32,008	GNMA	6.000	01/20/37	36,056
783,061	GNMA	5.500	02/15/37	860,955
105,487	GNMA	6.000	02/20/37	118,771
851,537	GNMA	6.000	04/15/37	951,002
26,315	GNMA	6.500	04/15/37	29,331
360,684	GNMA	6.000	04/20/37	399,717
56,440	GNMA	6.000	06/15/37	63,036
65,058	GNMA	6.000	08/20/37	73,270
50,471	GNMA	6.500	08/20/37	56,521
258,727	GNMA	6.500	11/20/37	288,801
199,192	GNMA	6.000	12/15/37	221,562
17,912	GNMA	5.000	02/20/38	19,435
398,163	GNMA	5.000	04/15/38	432,156
21,294	GNMA	5.500	05/20/38	23,467
65,963	GNMA	5.500	06/15/38	72,816
190,461	GNMA	6.000	06/20/38	214,524
281,174	GNMA	5.500	07/15/38	308,592
1,533,627	GNMA	5.000	07/20/38	1,664,799
1,454,498	GNMA	5.500	07/20/38	1,603,601
42,790	GNMA	5.500	08/15/38	47,063
254,443	GNMA	6.000	08/15/38	283,186
687,720	GNMA	6.000	08/15/38	765,102
149,061	GNMA	6.000	08/20/38	167,849
593,812	GNMA	6.000	09/20/38	668,626
99,488	GNMA	5.000	10/15/38	107,873
33,302	GNMA	5.500	10/15/38	37,809
25,682	GNMA	6.500	10/20/38	28,775
58,429	GNMA	6.500	10/20/38	65,292
10,759	GNMA	5.500	11/15/38	11,838
99,987	GNMA	6.500	11/20/38	112,061
830,627	GNMA	6.000	12/15/38	924,271
12,318	GNMA	6.500	12/15/38	14,000
80,006	GNMA	5.000	01/15/39	86,853
2,981,126	GNMA	4.500	01/20/39	3,199,063
267,589	GNMA	6.500	01/20/39	301,233
99,716	GNMA	5.000	02/15/39	108,154
47,258	GNMA	6.000	02/15/39	52,533
106

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$133,867		GNMA	4.500%	03/15/39	$143,028
953,659		GNMA	4.500	03/15/39	1,018,545
31,184		GNMA	4.500	03/20/39	33,536
52,410	i	GNMA	5.000	03/20/39	55,464
478,208		GNMA	5.500	03/20/39	527,204
54,249		GNMA	4.500	04/15/39	57,965
918,320		GNMA	5.500	04/15/39	1,009,256
20,260		GNMA	5.000	04/20/39	21,990
92,808		GNMA	4.000	05/15/39	96,559
1,498,577		GNMA	4.500	05/15/39	1,600,977
855,086		GNMA	5.000	05/15/39	927,119
98,224		GNMA	4.000	05/20/39	102,275
270,443		GNMA	4.500	05/20/39	290,905
5,713,519		GNMA	5.000	05/20/39	6,201,606
34,786		GNMA	4.500	06/15/39	37,166
3,912,440		GNMA	4.500	06/15/39	4,179,823
48,394		GNMA	5.000	06/15/39	52,482
42,784		GNMA	5.000	06/15/39	46,391
3,301,920		GNMA	5.000	06/15/39	3,644,871
104,979		GNMA	5.000	06/15/39	114,016
3,886,620		GNMA	5.000	06/15/39	4,286,772
56,658		GNMA	4.000	06/20/39	58,997
37,141		GNMA	5.000	06/20/39	40,311
131,833		GNMA	4.500	07/15/39	140,828
4,447,674		GNMA	4.500	07/15/39	4,751,167
72,382		GNMA	4.500	07/15/39	77,325
47,862		GNMA	5.000	07/15/39	51,897
600,416		GNMA	4.500	07/20/39	644,755
542,278		GNMA	5.000	07/20/39	588,799
48,279		GNMA	5.500	07/20/39	53,236
219,573		GNMA	4.000	08/15/39	228,449
927,634		GNMA	5.000	08/15/39	1,006,134
61,820		GNMA	5.500	08/15/39	67,935
126,929		GNMA	6.000	08/15/39	141,100
151,172		GNMA	4.000	08/20/39	157,514
152,247		GNMA	5.000	08/20/39	166,754
86,987		GNMA	5.000	09/15/39	94,619
208,883		GNMA	5.000	09/20/39	228,084
55,824		GNMA	4.500	10/15/39	59,686
26,811		GNMA	5.000	10/15/39	29,079
59,247		GNMA	4.500	10/20/39	63,618
96,534		GNMA	4.500	11/15/39	104,112
87,277		GNMA	4.500	11/20/39	93,739
104,517		GNMA	5.000	11/20/39	114,508
196,385		GNMA	4.500	12/15/39	210,032
3,121,945		GNMA	4.500	12/15/39	3,338,235
85,969		GNMA	4.500	12/20/39	92,349
3,238,192		GNMA	5.000	12/20/39	3,528,343
2,860,317		GNMA	4.500	01/20/40	3,067,805
44,222		GNMA	5.500	01/20/40	49,058
1,783,237		GNMA	5.500	02/15/40	1,960,939
170,639		GNMA	4.000	03/15/40	177,906
107

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$46,573		GNMA	5.000%	03/15/40	$50,700
34,570		GNMA	4.500	04/15/40	36,967
933,792		GNMA	5.000	04/15/40	1,016,224
123,474		GNMA	4.500	04/20/40	132,610
21,116		GNMA	4.500	05/15/40	22,563
527,396		GNMA	5.000	05/15/40	574,143
1,273,463	i	GNMA	3.000	05/20/40	1,335,285
26,939		GNMA	4.500	05/20/40	28,880
47,519		GNMA	4.500	06/15/40	50,798
56,920		GNMA	4.500	06/15/40	60,833
9,185,229		GNMA	4.500	06/15/40	9,856,742
576,502		GNMA	5.000	06/20/40	631,367
1,311,757		GNMA	4.500	07/15/40	1,402,061
383,059		GNMA	4.500	07/15/40	409,397
4,315,027		GNMA	4.500	07/20/40	4,627,108
129,550		GNMA	5.000	07/20/40	141,885
3,015,335		GNMA	4.000	08/15/40	3,143,623
984,153		GNMA	4.000	08/15/40	1,023,937
272,426		GNMA	4.500	08/15/40	293,612
334,308		GNMA	4.500	08/20/40	358,971
257,545		GNMA	4.500	09/20/40	277,094
69,861		GNMA	5.500	09/20/40	77,039
104,118		GNMA	6.500	09/20/40	119,313
85,127		GNMA	4.000	10/15/40	88,953
229,770		GNMA	6.000	10/20/40	256,111
993,895		GNMA	4.000	11/15/40	1,034,323
3,175,675		GNMA	4.000	11/20/40	3,307,760
807,024		GNMA	3.500	12/15/40	814,772
1,173,130		GNMA	5.500	12/20/40	1,292,892
3,256,457		GNMA	4.000	01/15/41	3,394,971
8,195,696		GNMA	4.000	01/20/41	8,537,128
818,937		GNMA	4.000	02/15/41	852,080
2,504,168		GNMA	4.500	02/20/41	2,688,212
1,425,117		GNMA	4.500	03/15/41	1,529,316
3,246,515		GNMA	4.500	04/20/41	3,476,264
652,631		GNMA	5.000	04/20/41	712,856
352,254	i	GNMA	4.000	06/20/41	374,489
833,476		GNMA	4.000	07/15/41	867,168
1,207,765		GNMA	4.000	07/20/41	1,258,016
3,889,256		GNMA	4.500	07/20/41	4,164,558
3,591,406		GNMA	5.000	07/20/41	3,905,348
1,066,994		GNMA	4.500	08/15/41	1,141,667
1,670,909		GNMA	5.000	08/20/41	1,825,171
1,594,185		GNMA	4.000	09/15/41	1,658,629
207,525	i	GNMA	3.000	09/20/41	217,269
5,237,007		GNMA	4.000	09/20/41	5,455,149
384,177		GNMA	4.000	10/15/41	399,773
486,425	i	GNMA	2.500	10/20/41	500,916
308,846	i	GNMA	3.500	10/20/41	324,144
6,526,581		GNMA	4.000	10/20/41	6,798,429
956,383		GNMA	5.500	10/20/41	1,057,123
1,819,681		GNMA	3.500	11/15/41	1,837,151
108

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,114,460		GNMA	4.000%	11/15/41	$4,281,700
8,677,390		GNMA	4.500	11/20/41	9,283,309
3,560,007		GNMA	5.000	11/20/41	3,858,408
1,339,173		GNMA	6.000	11/20/41	1,508,495
3,911,681		GNMA	3.500	01/20/42	3,952,421
1,684,857	i	GNMA	3.000	02/20/42	1,759,699
1,969,186		GNMA	3.500	03/20/42	1,989,706
3,633,180		GNMA	4.500	03/20/42	3,898,647
3,589,606		GNMA	3.500	04/15/42	3,624,069
4,115,201		GNMA	3.500	05/20/42	4,158,092
4,499,176		GNMA	3.500	05/20/42	4,553,012
4,866,883		GNMA	4.000	05/20/42	5,066,995
8,861,010		GNMA	3.500	07/15/42	8,946,082
1,717,912	i	GNMA	2.000	07/20/42	1,768,858
4,284,907		GNMA	3.500	07/20/42	4,329,407
4,579,606	h	GNMA	3.000	08/20/42	4,434,213
17,392,895		GNMA	3.500	08/20/42	17,573,356
4,645,533		GNMA	3.500	08/20/42	4,701,134
5,142,042		GNMA	6.000	08/20/42	5,791,802
6,629,396		GNMA	3.500	10/20/42	6,698,253
6,534,582		GNMA	3.000	11/20/42	6,327,443
4,803,377		GNMA	3.000	12/20/42	4,649,647
6,818,622		GNMA	3.000	01/15/43	6,599,478
4,726,789		GNMA	3.000	01/15/43	4,573,838
5,699,804		GNMA	3.000	01/20/43	5,518,797
4,821,222		GNMA	3.000	02/20/43	4,667,462
9,560,704		GNMA	3.000	02/20/43	9,256,959
1,933,819		GNMA	3.000	04/15/43	1,871,244
3,370,653		GNMA	5.000	04/20/43	3,654,002
3,880,337		GNMA	3.000	05/20/43	3,756,052
5,876,258		GNMA	3.000	06/20/43	5,687,636
9,837,554		GNMA	3.500	06/20/43	9,955,396
12,315,472		GNMA	3.000	07/20/43	11,919,938
9,930,882		GNMA	3.500	09/20/43	10,034,642
4,976,284		GNMA	4.000	10/20/43	5,185,811
1,996,159		GNMA	3.500	11/20/43	2,018,281
5,988,204	h	GNMA	4.000	11/20/43	6,240,830
1,310,555		GNMA	6.500	01/15/44	1,373,638
		TOTAL MORTGAGE BACKED			1,401,815,827

MUNICIPAL BONDS - 0.9%
300,000		American Municipal Power	7.834	02/15/41	380,358
500,000		American Municipal Power	6.270	02/15/50	525,985
500,000		Bay Area Toll Authority	6.263	04/01/49	599,655
200,000		Central Puget Sound Regional Transit Authority	5.491	11/01/39	216,096
300,000		City of Chicago IL	5.432	01/01/42	249,498
150,000		Colorado Bridge Enterprise	6.078	12/01/40	170,526
200,000		Commonwealth of Massachusetts	4.200	12/01/21	211,214
500,000		Commonwealth of Massachusetts	5.731	06/01/40	567,675
195,000		Commonwealth of Pennsylvania	5.850	07/15/30	209,777
200,000		County of Clark NV	6.820	07/01/45	243,796
350,000		Denver City & County School District No. 1	4.242	12/15/37	311,941
109

TIAA-CREF FUNDS - Bond Index Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$200,000	District of Columbia	5.591%	12/01/34	$217,640
100,000	East Baton Rouge Sewerage Commission	6.087	02/01/45	102,924
500,000	Florida Hurricane Catastrophe Fund Finance Corp	2.995	07/01/20	473,235
400,000	Government Development Bank for Puerto Rico	3.670	05/01/14	389,172
390,000	Government Development Bank for Puerto Rico	3.448	02/01/15	350,415
700,000	Government Development Bank for Puerto Rico	4.375	02/01/19	469,560
82,651	Kentucky Asset Liability Commission	3.165	04/01/18	84,943
30,000	Los Angeles Unified School District	5.750	07/01/34	33,212
100,000	Massachusetts School Building Authority	5.715	08/15/39	109,758
100,000	Metropolitan Government of Nashville & Davidson County	6.731	07/01/43	110,139
940,000	Metropolitan Transportation Authority	6.648	11/15/39	1,096,811
650,000	Metropolitan Transportation Authority	7.336	11/15/39	842,848
500,000	Missouri Highway & Transportation Commission	5.445	05/01/33	538,280
250,000	Municipal Electric Authority of Georgia	6.637	04/01/57	262,785
500,000	Municipal Electric Authority of Georgia	6.655	04/01/57	522,450
947,000	New Jersey Economic Development Authority	7.425	02/15/29	1,142,461
35,000	New Jersey State Turnpike Authority	7.414	01/01/40	46,083
800,000	New Jersey Transportation Trust Fund Authority	5.754	12/15/28	875,992
360,000	New Jersey Transportation Trust Fund Authority	6.104	12/15/28	383,396
700,000	New Jersey Transportation Trust Fund Authority	6.875	12/15/39	754,992
1,100,000	New York City Municipal Water Finance Authority	5.790	06/15/41	1,147,443
500,000	New York City Municipal Water Finance Authority	5.440	06/15/43	538,885
600,000	New York State Dormitory Authority	5.289	03/15/33	639,714
130,000	New York State Dormitory Authority	5.628	03/15/39	142,594
545,000	New York State Dormitory Authority	5.600	03/15/40	598,464
400,000	New York State Urban Development Corp	5.838	03/15/40	445,268
100,000	Ohio State University	4.910	06/01/40	100,190
675,000	Ohio State Water Development Authority	4.879	12/01/34	691,133
750,000	Oregon School Boards Association	4.759	06/30/28	789,165
250,000	Oregon School Boards Association	5.680	06/30/28	275,718
100,000	Oregon State Department of Transportation	5.834	11/15/34	113,139
200,000	Port Authority of New York & New Jersey	6.040	12/01/29	227,166
100,000	Salt River Project Agricultural Improvement & Power District	4.839	01/01/41	100,477
800,000	Santa Clara Valley Transportation Authority	5.876	04/01/32	874,528
200,000	State of California	1.050	02/01/16	200,534
300,000	State of California	5.750	03/01/17	338,517
100,000	State of California	6.200	10/01/19	116,550
100,000	State of California	5.700	11/01/21	112,151
250,000	State of California	7.500	04/01/34	318,967
285,000	State of California	7.550	04/01/39	368,639
2,900,000	State of California	7.300	10/01/39	3,645,590
2,740,000	State of California	7.625	03/01/40	3,583,564
300,000	State of Connecticut	5.090	10/01/30	305,808
620,000	State of Connecticut	5.850	03/15/32	691,523
100,000	State of Illinois	4.511	03/01/15	103,628
1,045,000	State of Illinois	4.961	03/01/16	1,112,392
3,200,000	State of Illinois	5.100	06/01/33	2,972,608
1,295,000	State of Illinois	6.725	04/01/35	1,361,265
300,000	State of Oregon	5.762	06/01/23	347,763
600,000	State of Texas	4.631	04/01/33	595,896
50,000	State of Texas	5.517	04/01/39	55,929
110

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$1,000,000	State of Texas	4.681%	04/01/40	$985,930
575,000	State of Texas Transportation Commission	5.028	04/01/26	617,918
500,000	State of Utah	3.539	07/01/25	489,980
200,000	State of Washington	5.090	08/01/33	205,934
604,000	State Public School Building Authority	5.000	09/15/27	628,003
2,000,000	Tennessee Valley Authority	4.500	04/01/18	2,219,134
750,000	Tennessee Valley Authority	3.875	02/15/21	791,948
500,000	Tennessee Valley Authority	5.880	04/01/36	579,212
500,000	Tennessee Valley Authority	5.500	06/15/38	549,178
300,000	Tennessee Valley Authority	3.500	12/15/42	236,509
1,000,000	Tennessee Valley Authority	4.625	09/15/60	894,429
500,000	University of California	1.796	07/01/19	480,585
200,000	University of California	5.770	05/15/43	220,402
860,000	University of California	4.858	05/15/12	744,304
100,000	University of Pennsylvania	4.674	09/01/12	88,621
200,000	University of Southern California	5.250	10/01/11	210,954
700,000	University of Texas	4.794	08/15/46	696,283
150,000	Virginia Commonwealth Transportation Board	5.350	05/15/35	154,878
	TOTAL MUNICIPAL BONDS			46,203,027

U.S. TREASURY SECURITIES - 36.4%
375,700	United States Treasury Bond	7.875	02/15/21	511,187
1,500,000	United States Treasury Bond	6.375	08/15/27	1,991,718
16,000,000	United States Treasury Bond	5.250	11/15/28	19,262,496
26,060,000	United States Treasury Bond	5.250	02/15/29	31,369,725
19,429,000	United States Treasury Bond	5.375	02/15/31	23,809,637
10,000,000	United States Treasury Bond	4.500	02/15/36	11,126,560
4,644,000	United States Treasury Bond	4.375	02/15/38	5,054,706
7,983,000	United States Treasury Bond	3.500	02/15/39	7,517,743
241,000	United States Treasury Bond	4.500	08/15/39	267,134
850,000	United States Treasury Bond	4.375	11/15/39	923,711
915,000	United States Treasury Bond	4.625	02/15/40	1,033,378
3,380,000	United States Treasury Bond	4.375	05/15/40	3,671,525
12,585,000	United States Treasury Bond	3.875	08/15/40	12,588,927
11,185,000	United States Treasury Bond	4.250	11/15/40	11,903,290
5,075,000	United States Treasury Bond	4.750	02/15/41	5,839,422
26,350,000	United States Treasury Bond	4.375	05/15/41	28,589,750
10,000,000	United States Treasury Bond	3.750	08/15/41	9,748,440
2,300,000	United States Treasury Bond	3.125	11/15/41	1,986,625
4,550,000	United States Treasury Bond	3.125	02/15/42	3,922,955
7,500,000	United States Treasury Bond	3.000	05/15/42	6,289,455
10,000,000	United States Treasury Bond	2.750	08/15/42	7,923,440
4,000,000	United States Treasury Bond	2.750	11/15/42	3,162,500
11,250,000	United States Treasury Bond	2.875	05/15/43	9,117,776
6,500,000	United States Treasury Bond	3.625	08/15/43	6,138,437
8,750,000	United States Treasury Bond	3.750	11/15/43	8,457,417
25,000,000	United States Treasury Note	0.250	10/31/14	25,021,475
16,000,000	United States Treasury Note	0.375	11/15/14	16,030,624
9,000,000	United States Treasury Note	0.250	12/15/14	9,007,380
10,000,000	United States Treasury Note	0.125	12/31/14	9,996,880
6,310,000	United States Treasury Note	2.250	01/31/15	6,450,498
30,000,000	United States Treasury Note	0.250	02/28/15	30,018,750
5,000,000	United States Treasury Note	0.375	03/15/15	5,010,350
111

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$12,000,000	United States Treasury Note	0.250%	03/31/15	$12,006,564
100	United States Treasury Note	2.500	03/31/15	103
12,000,000	United States Treasury Note	0.125	04/30/15	11,985,936
7,170,000	United States Treasury Note	2.500	04/30/15	7,386,498
30,000,000	United States Treasury Note	0.250	05/31/15	30,014,070
1,240,000	United States Treasury Note	2.125	05/31/15	1,272,986
20,000,000	United States Treasury Note	0.375	06/15/15	20,042,180
10,000,000	United States Treasury Note	0.375	06/30/15	10,020,700
3,120,000	United States Treasury Note	1.875	06/30/15	3,195,563
6,895,000	United States Treasury Note	1.750	07/31/15	7,055,791
19,000,000	United States Treasury Note	0.250	08/15/15	18,992,571
1,775,000	United States Treasury Note	4.250	08/15/15	1,888,364
8,000,000	United States Treasury Note	0.375	08/31/15	8,012,184
11,340,000	United States Treasury Note	1.250	08/31/15	11,520,283
2,500,000	United States Treasury Note	0.250	09/15/15	2,497,950
18,805,000	United States Treasury Note	1.250	09/30/15	19,109,848
20,000,000	United States Treasury Note	0.250	10/15/15	19,974,220
27,300,000	United States Treasury Note	1.250	10/31/15	27,752,143
20,000,000	United States Treasury Note	0.375	11/15/15	20,011,720
23,550,000	United States Treasury Note	1.375	11/30/15	24,005,363
5,000,000	United States Treasury Note	2.125	12/31/15	5,171,875
59,000,000	United States Treasury Note	0.375	01/15/16	58,976,931
5,400,000	United States Treasury Note	2.000	01/31/16	5,577,185
10,650,000	United States Treasury Note	2.125	02/29/16	11,038,555
250,000	United States Treasury Note	2.625	02/29/16	261,875
8,000,000	United States Treasury Note	0.375	03/15/16	7,987,504
9,000,000	United States Treasury Note	2.250	03/31/16	9,359,298
12,000,000	United States Treasury Note	0.250	04/15/16	11,936,256
14,000,000	United States Treasury Note	2.000	04/30/16	14,483,434
164,000	United States Treasury Note	5.125	05/15/16	181,745
11,250,000	United States Treasury Note	1.750	05/31/16	11,576,070
22,000,000	United States Treasury Note	0.500	06/15/16	21,977,648
5,000,000	United States Treasury Note	1.500	06/30/16	5,115,235
10,750,000	United States Treasury Note	1.500	07/31/16	10,995,229
970,000	United States Treasury Note	3.250	07/31/16	1,035,854
19,000,000	United States Treasury Note	0.625	08/15/16	19,004,446
14,000,000	United States Treasury Note	1.000	08/31/16	14,131,250
14,200,000	United States Treasury Note	1.000	09/30/16	14,322,035
23,050,000	United States Treasury Note	1.000	10/31/16	23,224,673
27,000,000	United States Treasury Note	0.625	11/15/16	26,917,731
173,000	United States Treasury Note	4.625	11/15/16	192,030
278,400	United States Treasury Note	7.500	11/15/16	331,731
15,250,000	United States Treasury Note	0.875	11/30/16	15,298,846
4,000,000	United States Treasury Note	0.875	12/31/16	4,008,752
50,300,000	United States Treasury Note	0.875	01/31/17	50,347,181
16,250,000	United States Treasury Note	0.875	02/28/17	16,248,732
220,000	United States Treasury Note	3.000	02/28/17	234,437
21,300,000	United States Treasury Note	1.000	03/31/17	21,346,604
16,500,000	United States Treasury Note	0.875	04/30/17	16,451,012
160,000	United States Treasury Note	8.750	05/15/17	201,088
30,400,000	United States Treasury Note	0.625	05/31/17	30,003,371
11,000,000	United States Treasury Note	0.750	06/30/17	10,883,983
112

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
$20,200,000	United States Treasury Note	0.500%	07/31/17	$19,775,477
139,200	United States Treasury Note	8.875	08/15/17	177,611
17,300,000	United States Treasury Note	0.625	08/31/17	16,975,625
16,000,000	United States Treasury Note	0.625	09/30/17	15,667,504
61,750,000	United States Treasury Note	0.750	10/31/17	60,630,781
8,414,000	United States Treasury Note	4.250	11/15/17	9,368,467
20,500,000	United States Treasury Note	0.625	11/30/17	19,987,500
31,000,000	United States Treasury Note	0.750	12/31/17	30,312,172
8,044,000	United States Treasury Note	2.750	12/31/17	8,501,503
21,000,000	United States Treasury Note	0.875	01/31/18	20,599,698
8,127,000	United States Treasury Note	2.625	01/31/18	8,546,044
31,000,000	United States Treasury Note	0.750	02/28/18	30,183,832
23,000,000	United States Treasury Note	0.750	03/31/18	22,345,926
15,000,000	United States Treasury Note	0.625	04/30/18	14,465,625
6,172,000	United States Treasury Note	2.625	04/30/18	6,478,187
6,266,000	United States Treasury Note	3.875	05/15/18	6,906,310
72,000,000	United States Treasury Note	1.000	05/31/18	70,425,000
7,862,000	United States Treasury Note	2.375	05/31/18	8,161,126
7,000,000	United States Treasury Note	1.375	06/30/18	6,946,954
15,000,000	United States Treasury Note	1.375	07/31/18	14,865,240
13,065,000	United States Treasury Note	2.250	07/31/18	13,468,173
40,350,000	United States Treasury Note	1.500	08/31/18	40,145,103
22,000,000	United States Treasury Note	1.375	09/30/18	21,731,864
28,000,000	United States Treasury Note	1.250	10/31/18	27,450,948
1,681,000	United States Treasury Note	9.000	11/15/18	2,261,996
33,500,000	United States Treasury Note	1.250	11/30/18	32,782,899
32,500,000	United States Treasury Note	1.500	12/31/18	32,134,375
2,802,400	United States Treasury Note	2.750	02/15/19	2,936,388
3,000,000	United States Treasury Note	1.000	06/30/19	2,852,814
3,000,000	United States Treasury Note	1.375	01/31/20	2,869,452
1,377,000	United States Treasury Note	3.625	02/15/20	1,498,779
1,132,000	United States Treasury Note	3.500	05/15/20	1,221,233
4,000,000	United States Treasury Note	1.875	06/30/20	3,902,812
4,000,000	United States Treasury Note	2.000	07/31/20	3,928,752
5,342,000	United States Treasury Note	2.625	08/15/20	5,450,507
6,000,000	United States Treasury Note	2.000	09/30/20	5,865,000
5,650,000	United States Treasury Note	2.625	11/15/20	5,741,813
5,000,000	United States Treasury Note	2.000	11/30/20	4,867,190
7,000,000	United States Treasury Note	2.375	12/31/20	6,972,658
5,900,000	United States Treasury Note	3.625	02/15/21	6,366,932
125,000	United States Treasury Note	8.125	05/15/21	173,037
27,610,000	United States Treasury Note	2.125	08/15/21	26,747,187
122,000	United States Treasury Note	8.125	08/15/21	169,723
6,070,000	United States Treasury Note	2.000	11/15/21	5,793,530
13,379,100	United States Treasury Note	8.000	11/15/21	18,584,399
10,500,000	United States Treasury Note	1.625	11/15/22	9,477,888
13,250,000	United States Treasury Note	1.750	05/15/23	11,942,596
16,000,000	United States Treasury Note	2.500	08/15/23	15,364,992
27,500,000	United States Treasury Note	2.750	11/15/23	26,902,728
	TOTAL U.S. TREASURY SECURITIES			1,750,237,894
113

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
	TOTAL GOVERNMENT BONDS			$3,541,629,345
	(Cost $3,598,954,432)

STRUCTURED ASSETS - 2.1%

ASSET BACKED - 0.4%
$500,000	Ally Auto Receivables Trust	1.210%	07/15/16	$504,575
	Series - 2012 1 (Class A4)
800,000	Ally Auto Receivables Trust	0.800	10/16/17	798,330
	Series - 2012 4 (Class A4)
500,000	Americredit Automobile Receivables Trust	2.420	05/08/19	496,221
	Series - 0 2 (Class D)
500,000	AmeriCredit Automobile Receivables Trust	2.670	01/08/18	511,458
	Series - 2012 1 (Class C)
300,000	AmeriCredit Automobile Receivables Trust	1.790	03/08/19	297,760
	Series - 2013 2 (Class C)
150,000	AmeriCredit Automobile Receivables Trust	2.380	06/10/19	150,685
	Series - 2013 3 (Class C)
500,000	Capital Auto Receivables Asset Trust	2.190	09/20/21	490,082
	Series - 0 1 (Class D)
1,250,000	Capital One Multi-Asset Execution Trust	5.050	12/17/18	1,361,716
	Series - 2006 A3 (Class A3)
500,000	Capital One Multi-Asset Execution Trust	5.750	07/15/20	574,456
	Series - 2007 A7 (Class A7)
600,000	Centerpoint Energy Transistion	3.460	08/15/19	638,014
	Series - 0 1 (Class A2)
600,000	CenterPoint Energy Transition Bond Co LLC	2.161	10/15/21	596,740
	Series - 2012 1 (Class A2)
400,000	Chase Issuance Trust	0.790	06/15/17	401,351
	Series - 2012 A3 (Class A3)
135,000	CitiBank Credit Card Issuance Trust	4.900	06/23/16	137,896
	Series - 2009 A4 (Class A4)
750,000	CitiBank Credit Card Issuance Trust	5.650	09/20/19	859,009
	Series - 2007 A8 (Class A8)
310,000	CitiBank Credit Card Issuance Trust	5.350	02/07/20	353,290
	Series - 2008 A1 (Class A1)
289,639	Detroit Edison Securitization Funding LLC	6.620	03/01/16	301,637
	Series - 2001 1 (Class A6)
3,000,000	Discover Card Master Trust	5.650	03/16/20	3,435,006
	Series - 2007 A1 (Class A1)
260,000	Ford Credit Auto Owner Trust	3.560	01/15/17	267,616
	Series - 2010 B (Class D)
662,000	Ford Credit Auto Owner Trust	0.550	07/15/17	662,044
	Series - 2013 A (Class A3)
820,000	Ford Credit Auto Owner Trust	1.320	01/15/19	820,674
	Series - 2013 B (Class C)
1,900,000	GE Capital Credit Card Master Note Trust	1.360	08/17/20	1,872,032
	Series - 2012 6 (Class A)
590,000	Hyundai Auto Receivables Trust	0.750	09/17/18	586,373
	Series - 2013 A (Class A4)
1,150,000	Nissan Auto Receivables Owner Trust	0.840	11/15/17	1,155,134
	Series - 2013 B (Class A3)
114

TIAA-CREF FUNDS - Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$400,000		Nissan Auto Receivables Owner Trust	1.000%	07/16/18	$402,737
		Series - 2012 A (Class A4)
17,530	i	Residential Asset Securities Corp	6.489	10/25/30	17,554
		Series - 2001 KS2 (Class AI6)
15,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	15,796
		Series - 2006 HI1 (Class M2)
200,000		Santander Drive Auto Receivables Trust	3.300	09/17/18	205,908
		Series - 2012 5 (Class D)
1,500,000		Santander Drive Auto Receivables Trust	2.270	01/15/19	1,483,089
		Series - 2013 1 (Class D)
300,000		Santander Drive Auto Receivables Trust	1.950	03/15/19	299,938
		Series - 2013 2 (Class C)
100,000		Volkswagen Auto Loan Enhanced Trust	0.660	03/20/19	99,463
		Series - 2012 2 (Class A4)
15,000	g	Vornado DP LLC	4.004	09/13/28	15,655
		Series - 2010 VNO (Class A2FX)
		TOTAL ASSET BACKED			19,812,239

OTHER MORTGAGE BACKED - 1.7%
412,084	i	Banc of America Commercial Mortgage, Inc	5.171	11/10/42	418,487
		Series - 2005 1 (Class A4)
104,415	i	Banc of America Commercial Mortgage, Inc	5.889	07/10/44	113,588
		Series - 2006 3 (Class A4)
450,000		Banc of America Commercial Mortgage, Inc	5.356	10/10/45	484,463
		Series - 2006 6 (Class A4)
199,852		Banc of America Commercial Mortgage, Inc	5.379	09/10/47	201,216
		Series - 2006 5 (Class AAB)
53,275		Banc of America Commercial Mortgage, Inc	5.449	01/15/49	53,222
		Series - 2007 1 (Class A3)
125,000		Banc of America Merrill Lynch Commercial Mortgage, Inc	4.811	12/10/42	128,007
		Series - 2004 6 (Class A5)
1,350,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.184	09/10/47	1,437,124
		Series - 2005 6 (Class A4)
464,357		Banc of America Merrill Lynch Commercial Mortgage, Inc	5.620	02/10/51	466,106
		Series - 2007 5 (Class A3)
1,320,000		Bear Stearns Commercial Mortgage Securities	5.201	12/11/38	1,441,884
		Series - 2006 PW14 (Class A4)
280,000	i	Bear Stearns Commercial Mortgage Securities	5.439	03/11/39	301,612
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.706	06/11/40	224,287
		Series - 2007 PW16 (Class A4)
349,314		Bear Stearns Commercial Mortgage Securities	4.674	06/11/41	363,290
		Series - 2005 PWR8 (Class A4)
364,033	i	Bear Stearns Commercial Mortgage Securities	5.468	06/11/41	366,115
		Series - 2004 PWR4 (Class A3)
825,000	i	Bear Stearns Commercial Mortgage Securities	5.582	09/11/41	900,725
		Series - 2006 PW13 (Class AM)
495,000		Bear Stearns Commercial Mortgage Securities	5.537	10/12/41	540,969
		Series - 2006 T24 (Class A4)
623,879	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	637,276
		Series - 2004 T16 (Class A6)
1,000,000	i	Bear Stearns Commercial Mortgage Securities	5.694	06/11/50	1,119,784
		Series - 2007 PW17 (Class A4)
115

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$500,000		Bear Stearns Commercial Mortgage Securities	5.700%	06/11/50	$562,012
		Series - 2007 PW18 (Class A4)
140,571		Bear Stearns Commercial Mortgage Securities	5.736	06/11/50	144,293
		Series - 2007 PW17 (Class A3)
543,372		Citigroup Commercial Mortgage Trust	4.733	10/15/41	552,835
		Series - 2004 C2 (Class A5)
750,000	i	Citigroup Commercial Mortgage Trust	6.132	12/10/49	849,109
		Series - 2008 C7 (Class A4)
17,284		Citigroup Commercial Mortgage Trust	5.205	12/11/49	17,287
		Series - 2007 CD4 (Class A2B)
585,000		Citigroup, Inc	5.322	12/11/49	640,638
		Series - 2007 CD4 (Class A4)
550,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.218	07/15/44	577,977
		Series - 2005 CD1 (Class AJ)
1,035,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.617	10/15/48	1,127,837
		Series - 2006 CD3 (Class A5)
730,000		COMM Mortgage Trust	2.256	12/10/44	744,328
		Series - 2012 LC4 (Class A2)
580,000		COMM Mortgage Trust	4.063	12/10/44	587,235
		Series - 2012 LC4 (Class AM)
500,000		COMM Mortgage Trust	2.752	08/15/45	493,266
		Series - 2012 CR2 (Class ASB)
749,000		COMM Mortgage Trust	1.906	01/10/46	742,178
		Series - 2013 LC6 (Class A2)
400,000		COMM Mortgage Trust	2.941	01/10/46	374,757
		Series - 2013 LC6 (Class A4)
524,000		COMM Mortgage Trust	3.213	03/10/46	500,181
		Series - 0 CR7 (Class A4)
525,000	i	COMM Mortgage Trust	5.752	06/10/46	570,889
		Series - 2006 C7 (Class A4)
500,000		COMM Mortgage Trust	4.258	10/10/46	513,719
		Series - 2013 CR11 (Class A4)
255,000	i	COMM Mortgage Trust	5.800	12/10/49	287,546
		Series - 2007 C9 (Class A4)
300,000	i	COMM Mortgage Trust	6.007	12/10/49	336,617
		Series - 2008 LS1 (Class ASM)
1,943,125	i	Credit Suisse Commercial Mortgage Trust	5.791	06/15/38	2,115,708
		Series - 2006 C3 (Class A3)
2,789,000		Credit Suisse First Boston Mortgage Securities Corp	4.829	11/15/37	2,850,866
		Series - 2004 C5 (Class A4)
500,000	i	Credit Suisse Mortgage Capital Certificates	5.465	02/15/39	538,700
		Series - 0 C1 (Class A4)
177,945		Credit Suisse Mortgage Capital Certificates	5.467	09/15/39	193,573
		Series - 2006 C4 (Class A3)
2,100,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	2,254,875
		Series - 2006 C4 (Class AM)
59,047	i	CS First Boston Mortgage Securities Corp	5.416	05/15/36	59,142
		Series - 2004 C2 (Class A2)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	656,104
		Series - 2005 C5 (Class A4)
220,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	231,721
		Series - 2005 C5 (Class AJ)
116

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$178,947	i	GE Capital Commercial Mortgage Corp	5.279%	11/10/45	$182,928
		Series - 2005 C4 (Class ASB)
1,000,000	i	GE Capital Commercial Mortgage Corp	5.311	11/10/45	1,062,790
		Series - 2005 C4 (Class A4)
66,851	i	Greenwich Capital Commercial Funding Corp	5.317	06/10/36	67,201
		Series - 0 GG1 (Class A7)
1,835,000	i	Greenwich Capital Commercial Funding Corp	5.224	04/10/37	1,935,151
		Series - 2005 GG5 (Class A5)
600,000	i	Greenwich Capital Commercial Funding Corp	5.277	04/10/37	636,949
		Series - 2005 GG5 (Class AM)
711,863	i	Greenwich Capital Commercial Funding Corp	5.820	07/10/38	777,605
		Series - 2006 GG7 (Class A4)
550,000		Greenwich Capital Commercial Funding Corp	5.444	03/10/39	604,144
		Series - 2007 GG9 (Class A4)
610,000		Greenwich Capital Commercial Funding Corp	5.475	03/10/39	649,103
		Series - 2007 GG9 (Class AM)
2,000,000		Greenwich Capital Commercial Funding Corp	5.736	12/10/49	2,233,526
		Series - 2007 GG11 (Class A4)
1,825,000	i	GS Mortgage Securities Corp II	5.553	04/10/38	1,965,169
		Series - 2006 GG6 (Class A4)
740,000	i	GS Mortgage Securities Corp II	5.622	04/10/38	800,784
		Series - 2006 GG6 (Class AM)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	1,480,251
		Series - 2006 GG8 (Class A4)
434,000		GS Mortgage Securities Corp II	3.314	01/10/45	446,809
		Series - 0 GC6 (Class AAB)
300,000		GS Mortgage Securities Corp II	2.943	02/10/46	280,735
		Series - 2013 GC10 (Class A5)
300,000		GS Mortgage Securities Corp II	3.279	02/10/46	282,130
		Series - 2013 GC10 (Class AS)
500,000		GS Mortgage Securities Trust	3.482	01/10/45	499,083
		Series - 2012 GC6 (Class A3)
195,000		GS Mortgage Securities Trust	4.740	05/10/45	200,609
		Series - 0 GCJ7 (Class B)
250,000		GS Mortgage Securities Trust	1.840	02/10/46	248,886
		Series - 2013 GC10 (Class A2)
500,000		GS Mortgage Securities Trust	3.135	06/10/46	472,965
		Series - 2013 GC12 (Class A4)
90,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.633	12/05/27	101,448
		Series - 2009 IWST (Class A2)
466,260		JP Morgan Chase Commercial Mortgage Securities Corp	5.115	07/15/41	471,246
		Series - 2004 LN2 (Class A2)
1,125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.429	12/12/43	1,217,568
		Series - 2006 CB17 (Class A4)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.200	12/15/44	1,065,437
		Series - 2005 LDP5 (Class A4)
200,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.863	04/15/45	220,373
		Series - 2006 LDP7 (Class AM)
300,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.202	05/15/45	310,636
		Series - 2012 C6 (Class D)
107,791		JP Morgan Chase Commercial Mortgage Securities Corp	5.447	05/15/45	109,950
		Series - 2006 LDP8 (Class A3B)
117

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$300,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.483%	06/15/45	$298,136
		Series - 2012 CBX (Class A4)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	1.855	04/15/46	493,669
		Series - 2013 LC11 (Class A2)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	4.171	08/15/46	525,067
		Series - 2011 C5 (Class A3)
338,362		JP Morgan Chase Commercial Mortgage Securities Corp	5.134	05/15/47	341,995
		Series - 2006 LDP9 (Class A2)
1,480,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.336	05/15/47	1,620,156
		Series - 2006 LDP9 (Class A3)
950,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	1,044,022
		Series - 2007 CB18 (Class A4)
300,000		JP Morgan Chase Commercial Mortgage Securities Corp	2.840	12/15/47	280,521
		Series - 2012 LC9 (Class A5)
500,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.143	12/15/47	476,428
		Series - 2013 C10 (Class A5)
860,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.806	06/15/49	956,593
		Series - 2007 LD11 (Class A4)
450,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.806	06/15/49	458,510
		Series - 2007 LD11 (Class A3)
246,538	i	LB-UBS Commercial Mortgage Trust	5.020	08/15/29	249,662
		Series - 2004 C6 (Class A6)
545,000		LB-UBS Commercial Mortgage Trust	4.742	02/15/30	559,486
		Series - 2005 C1 (Class A4)
415,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	432,185
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.156	02/15/31	405,854
		Series - 2006 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.372	09/15/39	136,350
		Series - 2006 C6 (Class A4)
200,000	i	LB-UBS Commercial Mortgage Trust	5.452	09/15/39	213,534
		Series - 2006 C6 (Class AJ)
1,405,000		LB-UBS Commercial Mortgage Trust	5.424	02/15/40	1,548,386
		Series - 2007 C1 (Class A4)
804,063		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	885,761
		Series - 2007 C2 (Class A3)
875,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	908,296
		Series - 2005 C3 (Class AJ)
600,000	i	LB-UBS Commercial Mortgage Trust	6.114	07/15/40	657,846
		Series - 2007 C6 (Class AM)
303,312	i	LB-UBS Commercial Mortgage Trust	5.866	09/15/45	336,391
		Series - 2007 C7 (Class A3)
136,190	i	Merrill Lynch Mortgage Trust	5.280	11/12/37	144,523
		Series - 2005 CKI1 (Class A6)
225,000	i	Merrill Lynch Mortgage Trust	5.280	11/12/37	236,633
		Series - 2005 CKI1 (Class AJ)
290,000	i	Merrill Lynch Mortgage Trust	5.107	07/12/38	306,196
		Series - 2005 CIP1 (Class AM)
235,000	i	Merrill Lynch Mortgage Trust	5.676	05/12/39	255,253
		Series - 2006 C1 (Class A4)
343,354	i	Merrill Lynch Mortgage Trust	5.859	06/12/50	353,253
		Series - 2007 C1 (Class A3)
118

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$472,112	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.468%	02/12/39	$506,033
		Series - 2006 1 (Class A4)
164,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.506	11/15/45	158,360
		Series - 2012 C6 (Class A3)
60,000		Morgan Stanley Bank of America Merrill Lynch Trust	2.918	02/15/46	56,210
		Series - 2013 C7 (Class A4)
750,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.102	05/15/46	707,993
		Series - 2013 C9 (Class A4)
500,000		Morgan Stanley Bank of America Merrill Lynch Trust	3.456	05/15/46	472,641
		Series - 2013 C9 (Class AS)
240,000	i	Morgan Stanley Bank of America Merrill Lynch Trust	3.708	05/15/46	223,302
		Series - 2013 C9 (Class B)
49,081	i	Morgan Stanley Capital I	5.819	04/15/38	49,039
		Series - 2003 IQ5 (Class C)
311,311		Morgan Stanley Capital I	4.970	04/14/40	315,117
		Series - 2004 HQ4 (Class A7)
403,472	i	Morgan Stanley Capital I	5.270	06/13/41	408,680
		Series - 2004 T15 (Class A4)
1,207,194		Morgan Stanley Capital I	5.168	01/14/42	1,236,806
		Series - 2005 HQ5 (Class A4)
590,000		Morgan Stanley Capital I	5.364	03/15/44	649,647
		Series - 2007 IQ13 (Class A4)
196,911	i	Morgan Stanley Capital I	5.731	07/12/44	214,446
		Series - 2006 HQ9 (Class A4)
750,000		Morgan Stanley Capital I	5.569	12/15/44	808,972
		Series - 2007 HQ13 (Class A3)
250,000		Morgan Stanley Capital I	2.111	03/15/45	252,590
		Series - 2012 C4 (Class A2)
1,250,000		Morgan Stanley Capital I	3.244	03/15/45	1,219,836
		Series - 2012 C4 (Class A4)
1,550,000	i	Morgan Stanley Capital I	5.692	04/15/49	1,716,599
		Series - 2007 IQ14 (Class A4)
205,000	i	Morgan Stanley Capital I	5.544	11/12/49	223,765
		Series - 2007 T25 (Class AM)
1,750,000		Morgan Stanley Capital I	5.809	12/12/49	1,956,390
		Series - 2007 IQ16 (Class A4)
245,000		Morgan Stanley Capital I	4.770	07/15/56	253,339
		Series - 0 IQ9 (Class AJ)
500,000	i	TIAA Seasoned Commercial Mortgage Trust	5.565	08/15/39	530,400
		Series - 2007 C4 (Class AJ)
1,500,000		UBS Barclays Commercial Mortgage Trust	3.185	03/10/46	1,431,480
		Series - 2013 C5 (Class A4)
500,000		UBS Barclays Commercial Mortgage Trust	3.244	04/10/46	478,274
		Series - 0 C6 (Class A4)
1,000,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	988,463
		Series - 2012 C2 (Class A4)
400,000		UBS Citigroup Commercial Mortgage Trust	3.595	01/10/45	402,030
		Series - 2011 C1 (Class A3)
100,000		UBS Commercial Mortgage Trust	4.822	05/10/45	102,770
		Series - 2012 C1 (Class B)
100,000		Wachovia Bank Commercial Mortgage Trust	5.342	12/15/43	109,970
		Series - 2007 C30 (Class A5)
119

TIAA-CREF FUNDS - Bond Index Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.289%	12/15/44	$1,064,501
		Series - 2005 C22 (Class A4)
730,228	i	Wachovia Bank Commercial Mortgage Trust	5.339	12/15/44	775,672
		Series - 2005 C22 (Class AM)
105,000	i	Wachovia Bank Commercial Mortgage Trust	5.515	01/15/45	111,587
		Series - 2006 C23 (Class AJ)
55,449		Wachovia Bank Commercial Mortgage Trust	5.576	03/15/45	55,661
		Series - 2006 C24 (Class APB)
843,937	i	Wachovia Bank Commercial Mortgage Trust	5.765	07/15/45	906,375
		Series - 2006 C27 (Class A3)
750,000		Wachovia Bank Commercial Mortgage Trust	5.678	05/15/46	834,647
		Series - 2007 C34 (Class A3)
300,000	i	Wachovia Bank Commercial Mortgage Trust	5.603	10/15/48	322,035
		Series - 2006 C28 (Class AM)
200,000	i	Wachovia Bank Commercial Mortgage Trust	5.925	02/15/51	224,732
		Series - 2007 C33 (Class A5)
1,225,000	i	Wachovia Bank Commercial Mortgage Trust	5.925	02/15/51	1,336,018
		Series - 2007 C33 (Class A4)
1,250,000		WF-RBS Commercial Mortgage Trust	2.684	11/15/44	1,288,804
		Series - 2011 C5 (Class A2)
250,000	i	WF-RBS Commercial Mortgage Trust	4.848	06/15/45	248,981
		Series - 0 C7 (Class C)
400,000		WF-RBS Commercial Mortgage Trust	3.001	08/15/45	380,756
		Series - 2012 C8 (Class A3)
775,000		WF-RBS Commercial Mortgage Trust	3.241	12/15/45	727,282
		Series - 2012 C10 (Class AS)
309,813		WF-RBS Commercial Mortgage Trust	0.735	03/15/48	306,694
		Series - 2013 C12 (Class A1)
500,000		WF-RBS Commercial Mortgage Trust	3.198	03/15/48	477,301
		Series - 2013 C12 (Class A4)
		TOTAL OTHER MORTGAGE BACKED			84,703,928

		TOTAL STRUCTURED ASSETS			104,516,167
		(Cost $103,904,352)

		TOTAL BONDS			4,781,450,028
		(Cost $4,843,995,802)

SHORT-TERM INVESTMENTS - 1.0%

TREASURY DEBT - 1.0%
46,900,000		United States Treasury Bill	0.053-0.061	03/13/14	46,896,342
		TOTAL TREASURY DEBT			46,896,342

		TOTAL SHORT-TERM INVESTMENTS			46,896,342
		(Cost $46,894,728)

		TOTAL INVESTMENTS - 100.3%			4,828,346,370
		(Cost $4,890,890,530)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(15,381,784)
		NET ASSETS - 100.0%			$4,812,964,586
120

TIAA-CREF FUNDS - Bond Index Fund

Abbreviation(s):
REIT	Real Estate Investment Trust

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $8,977,804 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
121

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS

BOND PLUS FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 4.1%

AUTOMOBILES & COMPONENTS - 0.1%
$2,335,541	i	Allison Transmission, Inc	3.750%	08/23/19	$2,346,495
		TOTAL AUTOMOBILES & COMPONENTS			2,346,495

CAPITAL GOODS - 0.7%
2,000,000	i	Alliant Techsystems, Inc	3.500	11/01/20	2,003,340
997,494	i	Apex Tool Group LLC	4.500	01/31/20	1,000,985
790,020	i	FMG Resources August 2006 Pty Ltd	4.250	06/30/19	799,650
1,305,894	i	Generac Power Systems, Inc	3.500	05/30/18	1,305,345
3,000,000	i	Schaeffler AG.	4.250	01/27/17	3,021,240
965,250	i	Sequa Corp	5.250	06/19/17	940,598
2,185,791	i	Tomkins LLC	4.000	09/29/16	2,190,163
2,932,785	i	TransDigm, Inc	3.750	02/28/20	2,938,123
		TOTAL CAPITAL GOODS			14,199,444

COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,992,500	i	Activision Blizzard, Inc	3.250	10/11/20	3,009,677
992,462	i	Pilot Corp	4.250	08/07/19	995,569
997,500		Pitney Bowes Management	7.500	09/03/19	1,002,487
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,007,733

CONSUMER DURABLES & APPAREL - 0.1%
2,984,962	i	CIH International Sarl	2.750	05/02/20	2,985,559
		TOTAL CONSUMER DURABLES & APPAREL			2,985,559

CONSUMER SERVICES - 0.7%
900,000	i	ARAMARK Corp	4.000	09/07/19	905,247
698,250	i	Boyd Gaming Corp	4.000	08/14/20	699,339
1,395,427	i	Burger King Corp	3.750	09/28/19	1,400,074
2,200,377	i	DineEquity, Inc	3.750	10/19/17	2,206,956
2,368,421	i	Hilton Worldwide	4.000	10/25/20	2,386,184
2,500,000		Marina District Finance Co, Inc	6.750	08/15/18	2,507,825
594,000	i	MGM Resorts International	3.500	12/20/19	595,117
1,494,994	i	Pinnacle Entertainment, Inc	3.750	08/13/20	1,500,226
1,000,000	h,i	Spin Holdco, Inc	4.250	11/08/19	1,004,380
500,000		Spin Holdco, Inc	4.250	11/08/19	503,125
		TOTAL CONSUMER SERVICES			13,708,473

DIVERSIFIED FINANCIALS - 0.1%
2,173,337	i	TransUnion LLC	4.250	02/10/19	2,183,660
		TOTAL DIVERSIFIED FINANCIALS			2,183,660

ENERGY - 0.1%
2,955,028	i	Arch Coal, Inc	5.750	05/16/18	2,911,323
		TOTAL ENERGY			2,911,323
122

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
FOOD & STAPLES RETAILING - 0.1%
$1,000,000	i	Rite Aid Corp	5.750%	08/21/20	$1,023,440
1,500,000	i	Rite Aid Corp	4.875	06/21/21	1,519,995
		TOTAL FOOD & STAPLES RETAILING			2,543,435

FOOD, BEVERAGE & TOBACCO - 0.3%
3,254,286	i	Del Monte Foods Co	4.000	03/08/18	3,261,804
2,288,500	i	HJ Heinz Co	3.500	06/05/20	2,304,428
		TOTAL FOOD, BEVERAGE & TOBACCO			5,566,232

HEALTH CARE EQUIPMENT & SERVICES - 0.6%
995,000	i	Apria Healthcare Group, Inc	6.750	04/05/20	997,070
2,985,000	i	Biomet, Inc	4.500	07/25/17	3,001,806
3,265,952	i	Capsugel Holdings US, Inc	3.500	08/01/18	3,263,927
2,992,500	i	HCA, Inc	2.929	05/01/18	2,991,872
997,490	i	Kinetic Concepts, Inc	4.500	05/04/18	1,002,477
2,000,000	h,i	Kinetic Concepts, Inc	4.500	05/04/18	2,010,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			13,267,152

INSURANCE - 0.1%
1,215,813	i	Compass Investors, Inc	5.000	12/27/19	1,219,995
		TOTAL INSURANCE			1,219,995

MATERIALS - 0.0%
1,019,875	i	Tronox Pigments BV	4.500	03/19/20	1,032,368
		TOTAL MATERIALS			1,032,368

MEDIA - 0.2%
2,487,500	i	CSC Holdings LLC	2.679	04/17/20	2,461,083
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	2,003,000
		TOTAL MEDIA			4,464,083

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%
1,591,651	i	NBTY, Inc	3.500	10/01/17	1,600,182
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			1,600,182

REAL ESTATE - 0.1%
2,000,000	i	CityCenter Holdings LLC	5.000	10/16/20	2,027,480
		TOTAL REAL ESTATE			2,027,480

RETAILING - 0.1%
1,967,594	i	Academy Ltd	4.500	08/03/18	1,977,432
		TOTAL RETAILING			1,977,432

SOFTWARE & SERVICES - 0.4%
962,611	i	IMS Health, Inc	3.750	09/01/17	965,172
1,347,349	h,i	Infor US, Inc	3.750	06/03/20	1,344,263
1,347,349	i	Lawson Software, Inc	5.250	04/05/18	1,350,434
3,000,000	i	Mitchell International, Inc	8.500	10/11/21	3,039,390
123

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,623,724	i	P2 Lower Acquisition LLC	5.500%	10/22/20	$1,627,784
495,000	i	SunGard Data Systems, Inc	4.500	01/31/20	497,064
		TOTAL SOFTWARE & SERVICES			8,824,107

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
2,000,000	i	Scientific Games International, Inc	4.250	10/18/20	2,000,500
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,000,500

TELECOMMUNICATION SERVICES - 0.0%
1,000,000		Internap Network Services Corp	6.000	10/30/19	995,000
		TOTAL TELECOMMUNICATION SERVICES			995,000

UTILITIES - 0.0%
246,875	i	Calpine Corp	4.000	10/09/19	248,307
		TOTAL UTILITIES			248,307

		TOTAL BANK LOAN OBLIGATIONS			89,108,960
		(Cost $88,627,141)

BONDS - 92.1%

CORPORATE BONDS - 41.2%

AUTOMOBILES & COMPONENTS - 0.2%
1,000,000		DaimlerChrysler Group LLC	8.000	06/15/19	1,105,000
1,000,000		Ford Motor Co	7.450	07/16/31	1,224,668
950,000		Ford Motor Co	4.750	01/15/43	856,780
775,000	g	TRW Automotive, Inc	4.500	03/01/21	782,750
		TOTAL AUTOMOBILES & COMPONENTS			3,969,198

BANKS - 5.6%
2,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	2,070,800
1,025,000	g	Banco Davivienda S.A.	2.950	01/29/18	989,125
2,000,000	g	Banco de Bogota S.A.	5.000	01/15/17	2,115,000
750,000	g	Banco de Credito del Peru	4.250	04/01/23	692,813
475,000	g	Banco de Credito e Inversiones	4.000	02/11/23	439,399
1,500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	1,526,250
2,000,000	g	Banco del Estado de Chile	2.000	11/09/17	1,964,488
1,500,000	g	Banco Nacional de Costa Rica	4.875	11/01/18	1,470,000
750,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander	4.125	11/09/22	706,875
865,000		Bancolombia S.A.	5.950	06/03/21	899,600
1,000,000	g	Bangkok Bank PCL	3.300	10/03/18	994,046
370,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	367,817
7,350,000		Bank of America Corp	2.600	01/15/19	7,382,443
6,450,000	g	Bank of Montreal	2.625	01/25/16	6,709,935
1,500,000	g	Bank of Nova Scotia	1.650	10/29/15	1,529,400
4,800,000	g	Bank of Nova Scotia	2.150	08/03/16	4,943,582
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,014,981
1,000,000		BB&T Corp	1.450	01/12/18	973,670
375,000		BB&T Corp	2.050	06/19/18	371,264
124

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$750,000	g	BBVA Banco Continental S.A.	2.250%	07/29/16	$746,250
450,000	g	BBVA Banco Continental S.A.	3.250	04/08/18	450,000
1,350,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	1,372,600
1,000,000	g	Caixa Economica Federal	2.375	11/06/17	928,750
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	993,500
1,750,000	g	Canadian Imperial Bank of Commerce	2.750	01/27/16	1,825,250
300,000		Capital One Bank USA NA	3.375	02/15/23	278,904
3,175,000		Capital One Financial Corp	1.000	11/06/15	3,173,616
2,000,000		Capital One NA	1.500	03/22/18	1,944,956
8,975,000		Citigroup, Inc	1.300	11/15/16	8,943,686
5,600,000		Citigroup, Inc	2.500	09/26/18	5,628,263
2,500,000		Citigroup, Inc	3.875	10/25/23	2,457,645
975,000		Citigroup, Inc	6.675	09/13/43	1,121,862
5,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.375	01/19/17	5,264,450
225,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.875	02/08/22	226,226
3,000,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	2,906,970
2,500,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.625	12/01/23	2,517,545
3,125,000	g	HSBC Bank plc	1.500	05/15/18	3,051,469
500,000	g	HSBC Bank plc	4.125	08/12/20	529,045
1,150,000		HSBC USA, Inc	2.375	02/13/15	1,173,422
1,000,000		HSBC USA, Inc	1.625	01/16/18	986,057
335,000		JPMorgan Chase & Co	5.125	09/15/14	345,141
1,500,000		JPMorgan Chase & Co	3.150	07/05/16	1,572,573
1,000,000		JPMorgan Chase & Co	1.800	01/25/18	991,222
750,000		JPMorgan Chase & Co	5.400	01/06/42	807,416
400,000	i	JPMorgan Chase & Co	5.150	12/30/49	359,000
2,475,000	i	Malayan Banking Bhd	3.250	09/20/22	2,441,587
250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	258,125
1,900,000	g	PKO Finance AB	4.630	09/26/22	1,891,450
3,000,000		PNC Bank NA	2.950	01/30/23	2,760,942
1,500,000		PNC Funding Corp	2.700	09/19/16	1,564,595
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	926,625
3,325,000		Royal Bank of Canada	2.200	07/27/18	3,338,503
2,750,000	g	State Bank of India	3.250	04/18/18	2,662,138
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	129,258
425,000		Toronto-Dominion Bank	2.500	07/14/16	440,841
2,000,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,035,400
1,000,000	g	Turkiye Halk Bankasi AS.	4.875	07/19/17	985,000
1,000,000	g	Turkiye Is Bankasi	3.750	10/10/18	929,500
700,000	g	Turkiye Is Bankasi	5.500	04/21/19	692,440
725,000	g	Turkiye Is Bankasi	6.000	10/24/22	650,325
500,000		Union Bank NA	2.125	06/16/17	502,304
400,000		UnionBanCal Corp	3.500	06/18/22	392,356
1,000,000		US Bancorp	1.650	05/15/17	1,002,102
475,000		US Bancorp	2.950	07/15/22	441,335
500,000		Wells Fargo & Co	1.500	07/01/15	507,031
650,000		Wells Fargo & Co	2.100	05/08/17	662,122
3,250,000		Wells Fargo & Co	1.500	01/16/18	3,229,005
1,400,000		Wells Fargo & Co	2.150	01/15/19	1,395,615
2,075,000		Wells Fargo & Co	5.375	11/02/43	2,124,812
360,000	g	Wells Fargo & Co	5.606	01/15/44	373,927
		TOTAL BANKS			120,094,644
125

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
CAPITAL GOODS - 1.3%
$1,750,000		Access Midstream Partners LP	5.875%	04/15/21	$1,863,750
250,000		Alliant Techsystems, Inc	6.875	09/15/20	269,687
750,000	g	Alpek S.A. de C.V.	5.375	08/08/23	745,312
825,000	o	Alphabet Holding Co, Inc	7.750	11/01/17	850,781
1,225,000		Anixter, Inc	5.625	05/01/19	1,287,781
1,200,000		Caterpillar, Inc	1.375	05/27/14	1,204,651
950,000		Caterpillar, Inc	1.500	06/26/17	945,395
500,000		Chesapeake Midstream Partners LP	6.125	07/15/22	535,000
1,025,000		Crown Americas LLC	4.500	01/15/23	958,375
650,000		Deere & Co	2.600	06/08/22	607,793
625,000	g	EADS Finance BV	2.700	04/17/23	573,176
575,000		Eaton Corp	1.500	11/02/17	563,691
150,000		Eaton Corp	4.000	11/02/32	137,762
1,000,000	g	FMG Resources August 2006 Pty Ltd	6.875	02/01/18	1,052,500
750,000	g	Holcim US Finance Sarl & Cie SCS	5.150	09/12/23	770,083
837,500		Huntington Ingalls Industries, Inc	6.875	03/15/18	904,500
6,000,000		John Deere Capital Corp	1.050	10/11/16	6,017,262
660,000	g	Rexel S.A.	6.125	12/15/19	689,700
500,000	g	Rexel S.A.	5.250	06/15/20	502,500
100,000	g	Schaeffler Finance BV	7.750	02/15/17	113,500
600,000	g	Schaeffler Finance BV	8.500	02/15/19	675,000
500,000		Seagate HDD Cayman	6.875	05/01/20	540,625
920,000		Seagate HDD Cayman	7.000	11/01/21	1,015,450
947,000	g	Sealed Air Corp	8.125	09/15/19	1,063,008
947,000	g	Sealed Air Corp	8.375	09/15/21	1,074,845
1,000,000		SPX Corp	6.875	09/01/17	1,130,000
500,000		TransDigm, Inc	7.750	12/15/18	536,250
875,000		United Technologies Corp	1.800	06/01/17	888,487
		TOTAL CAPITAL GOODS			27,516,864

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
1,825,000	g	ADT Corp	6.250	10/15/21	1,916,250
1,225,000		Clean Harbors, Inc	5.125	06/01/21	1,237,250
2,000,000		News America, Inc	5.300	12/15/14	2,088,440
670,000		Republic Services, Inc	3.800	05/15/18	709,619
1,000,000		RR Donnelley & Sons Co	7.875	03/15/21	1,110,000
105,000		RR Donnelley & Sons Co	7.250	05/15/18	119,175
325,000		RR Donnelley & Sons Co	7.000	02/15/22	349,375
675,000		RR Donnelley & Sons Co	6.500	11/15/23	681,750
1,925,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	2,045,312
1,000,000		United Rentals North America, Inc	7.375	05/15/20	1,108,750
1,000,000		United Rentals North America, Inc	7.625	04/15/22	1,111,250
1,000,000		Waste Management, Inc	2.600	09/01/16	1,032,171
2,550,000		Waste Management, Inc	2.900	09/15/22	2,362,277
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			15,871,619

CONSUMER DURABLES & APPAREL - 0.4%
825,000	g	Arcelik AS.	5.000	04/03/23	711,975
1,000,000		DR Horton, Inc	5.750	08/15/23	1,017,500
275,000		DR Horton, Inc	4.750	05/15/17	290,813
126

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$761,000		DR Horton, Inc	3.625%	02/15/18	$772,415
500,000		Hanesbrands, Inc	6.375	12/15/20	546,250
1,000,000		KB Home	7.000	12/15/21	1,042,500
500,000		Levi Strauss & Co	6.875	05/01/22	550,000
3,000,000		Libbey Glass, Inc	6.875	05/15/20	3,240,000
1,100,000		Whirlpool Corp	8.600	05/01/14	1,128,817
225,000		Whirlpool Corp	3.700	03/01/23	215,091
		TOTAL CONSUMER DURABLES & APPAREL			9,515,361

CONSUMER SERVICES - 1.1%
545,000		Ameristar Casinos, Inc	7.500	04/15/21	591,325
350,000	g	ARAMARK Corp	5.750	03/15/20	365,750
1,500,000		Boyd Gaming Corp	9.000	07/01/20	1,642,500
300,000	g	Ceridian HCM Holding, Inc	11.000	03/15/21	345,750
500,000		DineEquity, Inc	9.500	10/30/18	555,000
1,350,000	g	GLP Capital LP	4.375	11/01/18	1,380,375
1,500,000		MGM Resorts International	6.750	10/01/20	1,605,000
2,000,000		MGM Resorts International	6.625	12/15/21	2,115,000
2,000,000	g	SABMiller Holdings, Inc	2.200	08/01/18	1,996,860
2,000,000	g	SABMiller Holdings, Inc	3.750	01/15/22	2,007,460
1,000,000		Service Corp International	7.625	10/01/18	1,150,000
2,000,000	g	Service Corp International	5.375	01/15/22	2,025,000
2,945,000	g	Six Flags Entertainment Corp	5.250	01/15/21	2,878,737
1,400,000		Speedway Motorsports, Inc	6.750	02/01/19	1,487,500
4,000,000		University of Chicago	4.151	10/01/45	3,465,092
		TOTAL CONSUMER SERVICES			23,611,349

DIVERSIFIED FINANCIALS - 5.4%
545,000	g	Abbey National Treasury Services plc	3.875	11/10/14	559,882
335,000		Abbey National Treasury Services plc	4.000	04/27/16	355,701
700,000	g	Ajecorp BV	6.500	05/14/22	694,750
1,000,000		Ally Financial, Inc	4.750	09/10/18	1,046,250
600,000		American Express Centurion Bank	0.875	11/13/15	601,340
875,000		American Express Centurion Bank	6.000	09/13/17	1,003,861
2,375,000		American Express Credit Corp	1.750	06/12/15	2,413,325
1,500,000		American Express Credit Corp	1.300	07/29/16	1,511,607
250,000		American Express Credit Corp	2.800	09/19/16	261,220
2,000,000		American Express Credit Corp	2.125	07/27/18	2,003,358
750,000	g	Aralco Finance SA	10.125	05/07/20	420,000
900,000	g	Bangkok Bank PCL	3.250	10/18/15	922,829
3,475,000		Bank of America Corp	3.750	07/12/16	3,694,332
650,000		Bank of America Corp	5.300	03/15/17	716,444
25,000		Bank of America Corp	6.000	09/01/17	28,545
1,000,000		Bank of America Corp	5.490	03/15/19	1,107,025
3,150,000		Bank of America Corp	4.100	07/24/23	3,163,365
1,100,000		Bank of America Corp	5.875	02/07/42	1,258,059
500,000		Bank of New York Mellon Corp	1.200	02/20/15	503,840
1,350,000	i	Bank of New York Mellon Corp	1.969	06/20/17	1,364,630
275,000		Bank of New York Mellon Corp	5.450	05/15/19	312,447
1,000,000	g	BBVA Bancomer S.A.	6.750	09/30/22	1,065,000
500,000		BlackRock, Inc	3.500	12/10/14	514,612
825,000		BlackRock, Inc	1.375	06/01/15	835,326
127

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,350,000		BlackRock, Inc	4.250%	05/24/21	$1,428,409
1,500,000	g	Brazil Loan Trust	5.477	07/24/23	1,515,000
2,000,000	g	Caisse Centrale Desjardins du Quebec	2.550	03/24/16	2,081,000
3,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	3,037,500
1,000,000		Celanese US Holdings LLC	4.625	11/15/22	957,500
1,000,000		Citigroup, Inc	2.250	08/07/15	1,020,778
2,000,000		Citigroup, Inc	4.950	11/07/43	1,992,176
285,000		Citigroup, Inc	5.000	09/15/14	293,118
189,000		Citigroup, Inc	5.500	10/15/14	196,021
3,050,000		Citigroup, Inc	3.500	05/15/23	2,841,963
300,000		Countrywide Financial Corp	6.250	05/15/16	331,049
625,000		Export-Import Bank of Korea	2.875	09/17/18	632,383
2,000,000		Ford Motor Credit Co LLC	1.700	05/09/16	2,022,884
1,500,000		Ford Motor Credit Co LLC	3.000	06/12/17	1,558,977
1,000,000		Ford Motor Credit Co LLC	5.750	02/01/21	1,120,267
900,000		Ford Motor Credit Co LLC	4.375	08/06/23	904,823
3,000,000		General Electric Capital Corp	1.500	07/12/16	3,031,713
950,000		General Electric Capital Corp	2.300	04/27/17	976,479
5,450,000		General Electric Capital Corp	3.100	01/09/23	5,170,731
400,000		General Electric Capital Corp	6.875	01/10/39	514,238
500,000	g	General Motors Financial Co, Inc	2.750	05/15/16	506,250
2,165,000	g	General Motors Financial Co, Inc	4.750	08/15/17	2,297,606
2,575,000	g	General Motors Financial Co, Inc	3.250	05/15/18	2,575,000
150,000	g	General Motors Financial Co, Inc	4.250	05/15/23	142,688
275,000		Goldman Sachs Group, Inc	3.300	05/03/15	283,340
6,890,000		Goldman Sachs Group, Inc	2.375	01/22/18	6,916,189
1,000,000		Goldman Sachs Group, Inc	3.625	01/22/23	968,353
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	160,638
2,375,000		Goldman Sachs Group, Inc	6.750	10/01/37	2,642,294
500,000		Goldman Sachs Group, Inc	6.250	02/01/41	576,200
200,000	g	International Lease Finance Corp	6.500	09/01/14	206,750
1,420,000		International Lease Finance Corp	5.750	05/15/16	1,521,175
1,300,000		International Lease Finance Corp	3.875	04/15/18	1,303,250
1,000,000		International Lease Finance Corp	5.875	08/15/22	997,500
750,000	g	Inversiones CMPC S.A.	4.375	05/15/23	698,952
1,705,000		John Deere Capital Corp	2.250	06/07/16	1,759,961
500,000		John Deere Capital Corp	1.400	03/15/17	498,656
375,000		John Deere Capital Corp	2.750	03/15/22	354,943
3,000,000		JPMorgan Chase & Co	2.000	08/15/17	3,043,062
300,000		Kreditanstalt fuer Wiederaufbau	4.875	01/17/17	335,520
1,000,000	g	Lukoil International Finance BV	3.416	04/24/18	1,008,750
850,000	g	Lukoil International Finance BV	6.125	11/09/20	920,975
800,000		Merrill Lynch & Co, Inc	6.400	08/28/17	922,325
1,200,000		Morgan Stanley	1.750	02/25/16	1,216,110
3,000,000		Morgan Stanley	2.125	04/25/18	2,974,125
1,000,000		Morgan Stanley	5.500	07/28/21	1,117,458
925,000		Morgan Stanley	4.100	05/22/23	895,170
1,500,000		Morgan Stanley	5.000	11/24/25	1,504,485
500,000		Morgan Stanley	6.375	07/24/42	585,641
250,000		National Rural Utilities Cooperative Finance Corp	10.375	11/01/18	338,096
750,000	g	Odebrecht Finance Ltd	4.375	04/25/25	654,375
1,650,000	g	Perrigo Co Ltd	2.300	11/08/18	1,628,596
128

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$450,000	g	Perrigo Co Ltd	4.000%	11/15/23	$441,493
400,000	g	Perrigo Co Ltd	5.300	11/15/43	392,618
750,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	775,945
3,575,000		SLM Corp	4.875	06/17/19	3,562,319
450,000		State Street Corp	4.300	05/30/14	457,227
1,675,000		State Street Corp	1.350	05/15/18	1,621,050
700,000		State Street Corp	3.100	05/15/23	650,865
2,000,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	2,008,884
575,000		SunTrust Bank	2.750	05/01/23	521,339
2,700,000	g	Temasek Financial I Ltd	2.375	01/23/23	2,429,582
500,000		Toyota Motor Credit Corp	2.050	01/12/17	510,996
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	702,375
582,000		UBS AG.	2.250	01/28/14	582,749
1,000,000		Unilever Capital Corp	0.850	08/02/17	973,468
1,500,000		Unilever Capital Corp	2.200	03/06/19	1,498,074
		TOTAL DIVERSIFIED FINANCIALS			116,668,174

ENERGY - 4.6%
160,000		Anadarko Petroleum Corp	6.950	06/15/19	190,437
325,000		Apache Corp	1.750	04/15/17	325,657
855,000		Apache Corp	4.750	04/15/43	829,304
833,000		Arch Coal, Inc	7.000	06/15/19	662,235
3,000,000		Ashland, Inc	3.875	04/15/18	3,037,500
350,000		Baker Hughes, Inc	3.200	08/15/21	347,517
3,600,000		BP Capital Markets plc	1.375	05/10/18	3,493,976
2,000,000		Calumet Specialty Products Partners LP	9.625	08/01/20	2,245,000
1,000,000	g	Calumet Specialty Products Partners LP	7.625	01/15/22	1,010,000
1,400,000		Chaparral Energy, Inc	7.625	11/15/22	1,498,000
500,000		Chesapeake Energy Corp	5.375	06/15/21	517,500
227,000		Chesapeake Energy Corp	5.750	03/15/23	233,810
770,000		Cimarex Energy Co	5.875	05/01/22	814,275
500,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	521,875
1,950,000		Concho Resources, Inc	5.500	04/01/23	2,008,500
575,000		ConocoPhillips	6.500	02/01/39	721,060
500,000		Consol Energy Inc	8.250	04/01/20	541,250
2,340,000		Continental Resources, Inc	5.000	09/15/22	2,430,675
2,415,000		Crestwood Midstream Partners LP	6.000	12/15/20	2,487,450
500,000	g	Crestwood Midstream Partners LP	6.125	03/01/22	512,500
580,000		Crosstex Energy LP	7.125	06/01/22	659,750
1,575,000		Crosstex Energy, Inc	8.875	02/15/18	1,655,719
625,000		Devon Energy Corp	1.875	05/15/17	629,552
500,000		Devon Energy Corp	5.600	07/15/41	521,050
300,000		Devon Energy Corp	4.750	05/15/42	278,193
1,075,000		Ecopetrol S.A.	4.250	09/18/18	1,134,125
625,000		Ecopetrol S.A.	5.875	09/18/23	659,375
825,000	g	EDC Finance Ltd	4.875	04/17/20	801,281
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	550,339
275,000		Enterprise Products Operating LLC	5.600	10/15/14	285,763
75,000		Enterprise Products Operating LLC	5.000	03/01/15	78,557
750,000		Enterprise Products Operating LLC	4.850	03/15/44	705,301
300,000		EOG Resources, Inc	2.625	03/15/23	272,931
1,250,000		EP Energy LLC	6.875	05/01/19	1,345,312
129

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$1,250,000		EP Energy LLC	9.375%	05/01/20	$1,442,187
1,400,000	g	Exterran Partners LP	6.000	04/01/21	1,389,500
750,000	g	Gazprom Neft OAO	4.375	09/19/22	687,187
750,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	796,125
1,000,000	g	Gazprom OAO Via Gaz Capital S.A.	3.850	02/06/20	965,000
1,000,000	g	GS Caltex Corp	3.250	10/01/18	1,002,760
1,000,000		Halcon Resources Corp	9.750	07/15/20	1,042,500
850,000		Halcon Resources Corp	8.875	05/15/21	858,500
285,000		Hess Corp	5.600	02/15/41	297,003
950,000	g	Indo Energy Finance II BV	6.375	01/24/23	781,375
715,000	g	KMG Finance Sub BV	6.375	04/09/21	775,775
2,000,000	g	Linn Energy LLC	7.000	11/01/19	2,020,000
1,000,000		Linn Energy LLC	8.625	04/15/20	1,080,000
750,000		Marathon Petroleum Corp	3.500	03/01/16	783,166
275,000		MarkWest Energy Partners LP	6.750	11/01/20	298,375
425,000		MarkWest Energy Partners LP	5.500	02/15/23	428,187
300,000		Newfield Exploration Co	5.750	01/30/22	309,000
900,000		Newfield Exploration Co	5.625	07/01/24	895,500
1,100,000		Noble Energy, Inc	5.250	11/15/43	1,099,101
125,000		Noble Holding International Ltd	3.450	08/01/15	129,614
350,000		Noble Holding International Ltd	4.900	08/01/20	369,381
750,000	g	Novatek OAO via Novatek Finance Ltd	4.422	12/13/22	690,000
750,000	g	Oasis Petroleum, Inc	6.875	03/15/22	795,000
1,000,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	1,007,500
500,000		Peabody Energy Corp	7.375	11/01/16	562,500
2,000,000		Peabody Energy Corp	6.000	11/15/18	2,130,000
275,000		Pemex Project Funding Master Trust	6.625	06/15/35	289,438
600,000	g	Pertamina Persero PT	6.000	05/03/42	495,750
675,000	g	Pertamina PT	5.250	05/23/21	649,688
500,000	g	Pertamina PT	6.500	05/27/41	437,500
925,000	i	Petrobras Global Finance BV	1.857	05/20/16	922,688
1,000,000	i	Petrobras Global Finance BV	2.384	01/15/19	980,000
750,000		Petrobras Global Finance BV	3.000	01/15/19	701,874
1,500,000		Petrobras International Finance Co	3.875	01/27/16	1,544,193
1,250,000		Petroleos Mexicanos	3.500	07/18/18	1,282,813
325,000		Petroleos Mexicanos	5.500	01/21/21	349,375
600,000		Petroleos Mexicanos	3.500	01/30/23	549,750
540,000		Petroleos Mexicanos	6.500	06/02/41	564,300
575,000		Petroleos Mexicanos	5.500	06/27/44	524,688
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	538,575
700,000		Phillips 66	1.950	03/05/15	709,751
3,935,000		Plains Exploration & Production Co	6.500	11/15/20	4,345,735
2,800,000		Precision Drilling Trust	6.625	11/15/20	2,989,000
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,015,546
1,500,000	g	PTTEP Canada International Finance Ltd	5.692	04/05/21	1,598,460
500,000		Range Resources Corp	5.750	06/01/21	530,000
800,000		Regency Energy Partners LP	5.750	09/01/20	826,000
600,000		Regency Energy Partners LP	6.500	07/15/21	636,000
200,000		Regency Energy Partners LP	5.500	04/15/23	195,000
1,000,000	g	Reliance Holdings USA	5.400	02/14/22	1,011,342
750,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	4.199	03/06/22	688,125
1,155,000		SandRidge Energy, Inc	7.500	03/15/21	1,209,863
130

TIAA-CREF FUNDS - Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$800,000		SandRidge Energy, Inc	8.125%	10/15/22	$848,000
600,000	g	Schlumberger Investment S.A.	2.400	08/01/22	549,917
2,000,000	g	Schlumberger Norge AS.	1.250	08/01/17	1,954,816
1,175,000		SESI LLC	7.125	12/15/21	1,310,125
525,000		Shell International Finance BV	4.300	09/22/19	575,462
575,000		Shell International Finance BV	4.550	08/12/43	560,822
1,000,000	g	Sibur Securities Ltd	3.914	01/31/18	976,250
300,000		SM Energy Co	6.500	01/01/23	314,625
1,000,000		Southwestern Energy Co	4.100	03/15/22	991,309
200,000		Statoil ASA	2.900	10/15/14	204,028
200,000		Statoil ASA	1.200	01/17/18	195,222
375,000		Statoil ASA	2.450	01/17/23	341,817
650,000		Total Capital Canada Ltd	1.450	01/15/18	642,596
1,000,000		Total Capital International S.A.	1.500	02/17/17	1,001,827
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	544,203
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	256,803
465,000	g	Ultra Petroleum Corp	5.750	12/15/18	477,788
415,000		Vale Overseas Ltd	4.375	01/11/22	403,211
125,000		Vale Overseas Ltd	6.875	11/21/36	129,094
3,500,000		Whiting Petroleum Corp	5.000	03/15/19	3,578,750
		TOTAL ENERGY			98,083,124

FOOD & STAPLES RETAILING - 0.2%
185,000		CVS Caremark Corp	3.250	05/18/15	191,227
750,000		CVS Caremark Corp	4.000	12/05/23	748,413
1,725,000		CVS Caremark Corp	5.300	12/05/43	1,783,931
2,000,000		Ingles Markets, Inc	5.750	06/15/23	1,960,000
260,000	g	Sun Merger Sub, Inc	5.250	08/01/18	272,350
		TOTAL FOOD & STAPLES RETAILING			4,955,921

FOOD, BEVERAGE & TOBACCO - 0.9%
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	520,500
1,250,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	1,247,375
1,775,000		Anheuser-Busch InBev Worldwide, Inc	2.500	07/15/22	1,641,818
255,000		B&G Foods, Inc	4.625	06/01/21	244,800
750,000	g	BRF-Brasil Foods S.A.	5.875	06/06/22	748,500
250,000		Campbell Soup Co	2.500	08/02/22	220,542
750,000		Coca-Cola Co	0.750	03/13/15	752,374
3,300,000		Coca-Cola Co	3.200	11/01/23	3,174,009
225,000		ConAgra Foods, Inc	1.300	01/25/16	225,390
500,000		ConAgra Foods, Inc	1.900	01/25/18	490,832
750,000	g	Corp Lindley S.A.	6.750	11/23/21	791,250
1,350,000		Diageo Capital plc	2.625	04/29/23	1,230,830
1,000,000	g	Embotelladora Andina S.A.	5.000	10/01/23	1,003,310
500,000		Fomento Economico Mexicano SAB de C.V.	2.875	05/10/23	441,830
2,000,000	g	Grupo Bimbo SAB de C.V.	4.875	06/30/20	2,069,598
620,000		Kraft Foods, Inc	6.500	02/09/40	740,901
25,000		PepsiAmericas, Inc	4.375	02/15/14	25,115
38,000		PepsiCo, Inc	7.900	11/01/18	47,499
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,032,714
100,000		Philip Morris International, Inc	6.375	05/16/38	118,528
160,000	g	Post Holdings, Inc	7.375	02/15/22	171,200
131

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,080,000		Post Holdings, Inc	7.375%	02/15/22	$1,155,600
430,000		Smithfield Foods, Inc	6.625	08/15/22	455,800
500,000		TreeHouse Foods, Inc	7.750	03/01/18	523,750
		TOTAL FOOD, BEVERAGE & TOBACCO			19,074,065

HEALTH CARE EQUIPMENT & SERVICES - 1.5%
800,000		Baxter International, Inc	3.200	06/15/23	764,279
250,000		Becton Dickinson & Co	1.750	11/08/16	254,651
1,225,000		CHS/Community Health Systems	5.125	08/15/18	1,264,812
1,000,000		CHS/Community Health Systems	8.000	11/15/19	1,085,000
750,000		Covidien International Finance S.A.	1.350	05/29/15	755,502
375,000		Covidien International Finance S.A.	3.200	06/15/22	361,607
675,000		Edwards Lifesciences Corp	2.875	10/15/18	671,061
3,100,000		Express Scripts Holding Co	2.100	02/12/15	3,144,928
625,000		Express Scripts Holding Co	3.900	02/15/22	625,594
1,722,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	1,825,320
1,000,000	g	Fresenius Medical Care II	5.625	07/31/19	1,080,000
165,000		HCA, Inc	6.500	02/15/20	181,294
500,000		HCA, Inc	7.875	02/15/20	536,875
975,000		HCA, Inc	5.875	03/15/22	1,006,687
405,000		Healthsouth Corp	7.250	10/01/18	432,844
2,900,000		Kinetic Concepts, Inc	10.500	11/01/18	3,335,000
3,500,000		LifePoint Hospitals, Inc	6.625	10/01/20	3,727,500
1,225,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	1,229,594
2,325,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	2,280,799
3,000,000		Tenet Healthcare Corp	6.250	11/01/18	3,322,500
225,000	g	Tenet Healthcare Corp	6.000	10/01/20	234,844
875,000		Tenet Healthcare Corp	8.125	04/01/22	942,812
475,000		Thermo Fisher Scientific, Inc	2.250	08/15/16	485,773
450,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	445,811
600,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	594,299
1,175,000		Thermo Fisher Scientific, Inc	5.300	02/01/44	1,188,131
525,000	g	VPII Escrow Corp	7.500	07/15/21	576,187
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			32,353,704

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
500,000		Clorox Co	3.800	11/15/21	503,173
380,000		Colgate-Palmolive Co	2.300	05/03/22	348,426
375,000		Ecolab, Inc	1.450	12/08/17	366,458
405,000	g	First Quality Finance Co, Inc	4.625	05/15/21	384,750
1,125,000		Reynolds Group Issuer, Inc	5.750	10/15/20	1,147,500
175,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	186,812
175,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	186,156
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			3,123,275

INSURANCE - 1.7%
275,000		ACE INA Holdings, Inc	5.875	06/15/14	281,731
250,000		Aetna, Inc	1.500	11/15/17	246,323
240,000		Aetna, Inc	6.500	09/15/18	282,705
150,000		Aetna, Inc	6.625	06/15/36	179,352
675,000		Allstate Corp	3.150	06/15/23	640,132
700,000		Allstate Corp	4.500	06/15/43	662,322
132

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,700,000		Berkshire Hathaway Finance Corp	1.300%	05/15/18	$2,638,397
2,000,000	g,i	Caelus Re Ltd	5.316	03/07/16	2,027,600
400,000		Chubb Corp	6.000	05/11/37	467,262
80,000		CIGNA Corp	5.125	06/15/20	88,732
1,000,000		CIGNA Corp	4.500	03/15/21	1,062,736
1,400,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	1,470,000
4,050,000	g	Five Corners Funding Trust	4.419	11/15/23	3,992,174
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	545,419
925,000		Hartford Financial Services Group, Inc	4.000	10/15/17	983,849
250,000		Lincoln National Corp	7.000	06/15/40	313,218
525,000	g	MetLife Institutional Funding II	1.625	04/02/15	530,927
525,000		MetLife, Inc	6.750	06/01/16	596,941
3,000,000		MetLife, Inc	4.368	09/15/23	3,062,658
275,000		MetLife, Inc	5.700	06/15/35	300,339
1,000,000		MetLife, Inc	4.125	08/13/42	869,625
1,500,000	g	Onex USI Aquisition Corp	7.750	01/15/21	1,533,750
200,000		Principal Financial Group, Inc	1.850	11/15/17	198,191
525,000		Prudential Financial, Inc	2.300	08/15/18	521,891
750,000		Prudential Financial, Inc	5.400	06/13/35	774,653
750,000		Prudential Financial, Inc	5.100	08/15/43	744,867
3,400,000	i	Prudential Financial, Inc	5.200	03/15/44	3,289,500
300,000	g	Prudential Funding LLC	6.750	09/15/23	360,259
175,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	161,140
450,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	386,703
300,000		Travelers Cos, Inc	5.800	05/15/18	345,585
2,450,000		UnitedHealth Group, Inc	1.400	10/15/17	2,419,066
1,500,000		WellPoint, Inc	1.250	09/10/15	1,510,427
500,000		WellPoint, Inc	4.625	05/15/42	462,107
2,000,000		Willis Group Holdings plc	4.125	03/15/16	2,093,868
150,000		WR Berkley Corp	5.375	09/15/20	161,499
		TOTAL INSURANCE			36,205,948

MATERIALS - 2.6%
75,000		Airgas, Inc	4.500	09/15/14	76,941
1,000,000		Albemarle Corp	4.500	12/15/20	1,027,261
750,000		AngloGold Ashanti Holdings plc	8.500	07/30/20	774,450
440,000		ArcelorMittal	5.000	02/25/17	471,900
1,000,000		Ball Corp	5.750	05/15/21	1,052,500
945,000		Ball Corp	4.000	11/15/23	845,775
100,000		Barrick Gold Corp	4.100	05/01/23	90,389
850,000		Barrick North America Finance LLC	4.400	05/30/21	818,419
450,000	g	Belden, Inc	5.500	09/01/22	441,000
750,000	g	Braskem Finance Ltd	5.750	04/15/21	735,000
2,000,000		Celulosa Arauco y Constitucion S.A.	4.750	01/11/22	1,948,484
1,500,000	g	Cemex SAB de C.V.	7.250	01/15/21	1,552,500
1,500,000		CF Industries, Inc	7.125	05/01/20	1,758,216
200,000		Corning, Inc	1.450	11/15/17	197,129
1,000,000		Corning, Inc	4.250	08/15/20	1,065,469
750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.750	11/04/20	749,713
1,000,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	08/13/23	995,655
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.250	07/17/42	159,948
1,385,000		Crown Americas LLC	6.250	02/01/21	1,502,725
133

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,500,000	g	Eagle Spinco, Inc	4.625%	02/15/21	$1,470,000
750,000		EI du Pont de Nemours & Co	2.800	02/15/23	686,882
450,000		EI du Pont de Nemours & Co	4.150	02/15/43	396,982
1,550,000	g	Eldorado Gold Corp	6.125	12/15/20	1,491,875
975,000	g	Fresnillo plc	5.500	11/13/23	945,750
750,000	g	Gerdau Trade, Inc	4.750	04/15/23	690,000
2,000,000	g	Glencore Funding LLC	1.700	05/27/16	2,001,684
1,450,000	g	Glencore Funding LLC	2.500	01/15/19	1,404,061
2,000,000		Graphic Packaging International, Inc	4.750	04/15/21	1,980,000
3,075,000		Hexion US Finance Corp	6.625	04/15/20	3,151,875
2,000,000		International Paper Co	5.300	04/01/15	2,106,478
2,750,000		International Paper Co	4.750	02/15/22	2,883,158
250,000		International Paper Co	7.300	11/15/39	308,680
4,000,000		LyondellBasell Industries NV	5.000	04/15/19	4,442,484
633,000		PolyOne Corp	5.250	03/15/23	617,175
500,000		Praxair, Inc	2.450	02/15/22	459,638
1,450,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	1,492,310
1,025,000		Rio Tinto Finance USA plc	2.250	12/14/18	1,019,943
325,000		Rio Tinto Finance USA plc	2.875	08/21/22	302,909
680,000		Rock Tenn Co	4.450	03/01/19	717,264
820,000		Rock Tenn Co	4.900	03/01/22	844,082
400,000		Rockwood Specialties Group, Inc	4.625	10/15/20	408,500
1,200,000		Rosetta Resources, Inc	5.625	05/01/21	1,197,000
550,000	g	Samarco Mineracao S.A.	4.125	11/01/22	495,000
900,000	g	Samarco Mineracao S.A.	5.750	10/24/23	891,000
250,000	g	Sappi Papier Holding AG.	6.625	04/15/21	246,250
800,000	g	Severstal OAO Via Steel Capital S.A.	5.900	10/17/22	773,000
425,000		Sherwin-Williams Co	1.350	12/15/17	413,827
500,000		Silgan Holdings, Inc	5.000	04/01/20	493,750
750,000	g	Sociedad Quimica y Minera de Chile S.A.	3.625	04/03/23	651,250
650,000		Steel Dynamics, Inc	5.250	04/15/23	650,000
700,000		Teck Resources Ltd	2.500	02/01/18	704,227
800,000		Teck Resources Ltd	3.750	02/01/23	745,701
125,000		Teck Resources Ltd	6.000	08/15/40	119,484
525,000		Teck Resources Ltd	5.200	03/01/42	463,364
950,000		Tronox Finance LLC	6.375	08/15/20	969,000
925,000	g	Turkiye Sise ve Cam Fabrikalari AS.	4.250	05/09/20	813,907
750,000	g	Volcan Cia Minera SAA	5.375	02/02/22	690,000
		TOTAL MATERIALS			56,401,964

MEDIA - 2.6%
2,000,000		AMC Entertainment, Inc	8.750	06/01/19	2,137,500
1,100,000		CCO Holdings LLC	6.500	04/30/21	1,130,250
2,000,000		Cinemark USA, Inc	5.125	12/15/22	1,935,000
2,350,000		Comcast Corp	2.850	01/15/23	2,172,826
3,625,000		Comcast Corp	4.250	01/15/33	3,367,331
1,000,000		CSC Holdings LLC	6.750	11/15/21	1,077,500
1,750,000		DIRECTV Holdings LLC	2.400	03/15/17	1,781,603
3,000,000		DIRECTV Holdings LLC	1.750	01/15/18	2,942,904
2,000,000		DIRECTV Holdings LLC	3.800	03/15/22	1,921,272
500,000		Discovery Communications LLC	4.950	05/15/42	464,424
675,000		Discovery Communications LLC	4.875	04/01/43	622,681
134

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,015,000		DISH DBS Corp	4.625%	07/15/17	$2,110,712
1,500,000		Grupo Televisa S.A.	6.000	05/15/18	1,670,728
2,500,000	g	IAC	4.875	11/30/18	2,556,250
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	260,313
1,435,000		Lamar Media Corp	7.875	04/15/18	1,515,719
1,000,000		Lamar Media Corp	5.000	05/01/23	950,000
160,000	g	Lynx I Corp	5.375	04/15/21	160,000
780,000	g	Lynx II Corp	6.375	04/15/23	793,650
2,650,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	2,588,154
700,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	684,725
1,000,000		NBC Universal Media LLC	2.875	01/15/23	925,776
125,000		News America, Inc	7.625	11/30/28	155,043
90,000		News America, Inc	6.550	03/15/33	102,327
325,000		News America, Inc	6.650	11/15/37	379,360
250,000		News America, Inc	6.900	08/15/39	297,963
963,000		Nielsen Finance LLC	7.750	10/15/18	1,040,040
400,000		Nielsen Finance LLC	4.500	10/01/20	389,000
900,000		Regal Entertainment Group	5.750	06/15/23	884,250
450,000		Regal Entertainment Group	5.750	02/01/25	424,125
2,900,000	g	Sirius XM Radio, Inc	5.875	10/01/20	2,958,000
1,000,000		Time Warner Cable, Inc	8.250	04/01/19	1,171,505
1,075,000		Time Warner Cable, Inc	4.500	09/15/42	814,382
940,000		Time Warner, Inc	3.150	07/15/15	973,832
1,000,000		Time Warner, Inc	4.700	01/15/21	1,061,687
1,000,000		Time Warner, Inc	3.400	06/15/22	975,847
275,000		Time Warner, Inc	6.500	11/15/36	310,716
700,000		Time Warner, Inc	4.900	06/15/42	664,504
2,000,000	g	Univision Communications, Inc	7.875	11/01/20	2,197,500
1,525,000	g	Univision Communications, Inc	5.125	05/15/23	1,523,094
1,500,000		Viacom, Inc	1.250	02/27/15	1,507,470
700,000		Viacom, Inc	2.500	12/15/16	723,932
1,500,000		Viacom, Inc	2.500	09/01/18	1,512,092
1,000,000		Viacom, Inc	5.850	09/01/43	1,051,222
		TOTAL MEDIA			54,887,209

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,515,246
1,200,000		AbbVie, Inc	1.750	11/06/17	1,197,944
475,000		AbbVie, Inc	2.900	11/06/22	443,962
525,000	g,o	Capsugel S.A.	7.000	05/15/19	534,844
429,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	459,030
2,150,000		Hospira, Inc	5.200	08/12/20	2,230,655
1,150,000		Mylan, Inc	2.550	03/28/19	1,138,523
1,000,000	g	Mylan, Inc	7.875	07/15/20	1,131,542
444,000		NBTY, Inc	9.000	10/01/18	486,735
3,000,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	3,232,500
1,000,000	g	VPII Escrow Corp	6.750	08/15/18	1,098,750
250,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	247,393
350,000		Watson Pharmaceuticals, Inc	3.250	10/01/22	326,452
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,043,576
135

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
REAL ESTATE - 0.7%
$150,000		AMB Property LP	4.500%	08/15/17	$162,003
170,000		Camden Property Trust	4.625	06/15/21	178,174
1,250,000		Camden Property Trust	2.950	12/15/22	1,129,550
725,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	704,475
1,000,000		Developers Diversified Realty Corp	4.750	04/15/18	1,078,738
500,000		Developers Diversified Realty Corp	7.875	09/01/20	617,689
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,501
225,000		Federal Realty Investment Trust	3.000	08/01/22	210,262
1,375,000		Federal Realty Investment Trust	2.750	06/01/23	1,235,667
200,000		Healthcare Realty Trust, Inc	5.750	01/15/21	217,364
150,000		Healthcare Realty Trust, Inc	3.750	04/15/23	138,775
325,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	299,471
1,783,000		Highwoods Properties, Inc	5.850	03/15/17	1,963,432
700,000		Kilroy Realty LP	3.800	01/15/23	652,789
325,000		Liberty Property LP	4.125	06/15/22	319,881
500,000		Mid-America Apartments LP	4.300	10/15/23	486,119
300,000		National Retail Properties, Inc	5.500	07/15/21	326,113
525,000		National Retail Properties, Inc	3.300	04/15/23	476,637
150,000		Regency Centers LP	5.250	08/01/15	159,261
25,000		Regency Centers LP	5.875	06/15/17	27,872
25,000		Simon Property Group LP	5.250	12/01/16	27,672
825,000		Simon Property Group LP	2.800	01/30/17	853,302
1,000,000	g	Simon Property Group LP	1.500	02/01/18	971,457
210,000		Simon Property Group LP	10.350	04/01/19	284,166
185,000		Ventas Realty LP	3.125	11/30/15	192,398
575,000		Ventas Realty LP	2.000	02/15/18	565,228
450,000		Ventas Realty LP	2.700	04/01/20	430,290
1,140,000		Ventas Realty LP	3.250	08/15/22	1,056,191
450,000		Weingarten Realty Investors	3.500	04/15/23	413,696
		TOTAL REAL ESTATE			15,206,173

RETAILING - 1.4%
2,000,000		AmeriGas Finance LLC	3.750	05/01/21	1,880,000
907,000		Amerigas Partners LP	6.500	05/20/21	968,222
750,000		Asbury Automotive Group, Inc	8.375	11/15/20	842,812
2,500,000		AutoNation, Inc	5.500	02/01/20	2,684,375
1,475,000	g	BC Mountain LLC	7.000	02/01/21	1,489,750
810,000	g	Continental Rubber Of America Corp	4.500	09/15/19	858,438
1,500,000		Ferrellgas LP	6.500	05/01/21	1,530,000
300,000	g	Ferrellgas LP	6.750	01/15/22	304,500
1,000,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	854,240
1,500,000		Home Depot, Inc	2.250	09/10/18	1,520,630
1,000,000		Home Depot, Inc	4.875	02/15/44	1,012,570
1,000,000		L Brands, Inc	5.625	10/15/23	1,015,000
1,000,000		Limited Brands, Inc	7.000	05/01/20	1,122,500
625,000		Limited Brands, Inc	6.625	04/01/21	685,938
810,000		Limited Brands, Inc	5.625	02/15/22	828,225
2,000,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	2,243,356
1,750,000		Macy’s Retail Holdings, Inc	2.875	02/15/23	1,583,792
1,000,000	g	Murphy Oil USA, Inc	6.000	08/15/23	1,005,000
400,000	g,o	New Academy Finance Co LLC	8.000	06/15/18	410,004
645,000		O’Reilly Automotive, Inc	4.875	01/14/21	676,073
136

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$295,000		O’Reilly Automotive, Inc	4.625%	09/15/21	$304,360
350,000		O’Reilly Automotive, Inc	3.800	09/01/22	337,791
2,100,000		Penske Automotive Group, Inc	5.750	10/01/22	2,147,250
150,000		QVC, Inc	5.125	07/02/22	148,366
300,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	318,000
800,000		Sonic Automotive, Inc	5.000	05/15/23	750,000
3,000,000		Wal-Mart Stores, Inc	1.125	04/11/18	2,911,500
725,000	g	WEX, Inc	4.750	02/01/23	667,000
		TOTAL RETAILING			31,099,692

SOFTWARE & SERVICES - 1.0%
1,550,000	g	Activision Blizzard, Inc	5.625	09/15/21	1,604,250
200,000	g	Activision Blizzard, Inc	6.125	09/15/23	208,500
3,805,000	g	Audatex North America, Inc	6.000	06/15/21	3,985,737
1,225,000	g	BMC Software Finance, Inc	8.125	07/15/21	1,261,750
3,000,000		Fidelity National Information Services, Inc	5.000	03/15/22	3,063,750
3,500,000		International Business Machines Corp	0.750	05/11/15	3,515,410
950,000		International Business Machines Corp	1.250	02/06/17	947,527
1,225,000		NCR Corp	4.625	02/15/21	1,172,938
2,350,000	g	NCR Escrow Corp	5.875	12/15/21	2,394,063
1,100,000		Oracle Corp	1.200	10/15/17	1,082,464
1,000,000		SunGard Data Systems, Inc	7.375	11/15/18	1,058,750
145,000		SunGard Data Systems, Inc	6.625	11/01/19	152,250
950,000		VeriSign, Inc	4.625	05/01/23	907,250
		TOTAL SOFTWARE & SERVICES			21,354,639

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
475,000		American Tower Corp	4.700	03/15/22	474,784
287,000		Brocade Communications Systems, Inc	6.875	01/15/20	307,807
100,000		CC Holdings GS V LLC	2.381	12/15/17	99,048
1,000,000		Flextronics International Ltd	4.625	02/15/20	975,000
5,950,000		General Electric Co	0.850	10/09/15	5,977,787
75,000		General Electric Co	5.250	12/06/17	84,896
475,000		General Electric Co	2.700	10/09/22	444,600
1,000,000		Hewlett-Packard Co	3.300	12/09/16	1,046,626
1,160,000		Jabil Circuit, Inc	5.625	12/15/20	1,203,500
2,985,000		L-3 Communications Corp	3.950	11/15/16	3,167,395
2,000,000		L-3 Communications Corp	4.950	02/15/21	2,091,892
1,575,000	g	NXP BV	3.750	06/01/18	1,586,813
600,000	g	NXP Funding LLC	5.750	03/15/23	610,500
500,000		Scientific Games Corp	8.125	09/15/18	536,250
564,000		Scientific Games Corp	9.250	06/15/19	604,890
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,009,840
800,000		Tyco Electronics Group S.A.	2.375	12/17/18	788,870
1,325,000	g	WESCO Distribution, Inc	5.375	12/15/21	1,325,000
525,000		Xerox Corp	8.250	05/15/14	539,071
1,000,000		Xerox Corp	4.250	02/15/15	1,037,428
3,000,000		Xerox Corp	2.950	03/15/17	3,079,767
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			26,991,764

TELECOMMUNICATION SERVICES - 2.7%
1,040,000		America Movil SAB de C.V.	3.125	07/16/22	960,074
137

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000		American Tower Corp	3.400%	02/15/19	$2,036,108
550,000		American Tower Corp	3.500	01/31/23	501,460
1,975,000		AT&T, Inc	1.400	12/01/17	1,947,044
1,200,000		AT&T, Inc	2.625	12/01/22	1,082,714
1,500,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	1,377,600
550,000		Cellco Partnership	8.500	11/15/18	696,373
1,000,000		Citizens Communications Co	7.125	03/15/19	1,077,500
900,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	936,000
750,000	g	Deutsche Telekom International Finance BV	2.250	03/06/17	760,684
425,000	g	Deutsche Telekom International Finance BV	4.875	03/06/42	405,574
750,000	g	ENTEL Chile S.A.	4.875	10/30/24	732,644
925,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	1,019,812
1,550,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	1,474,438
1,000,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	1,072,500
1,750,000	g	Oi S.A.	5.750	02/10/22	1,610,000
750,000	g	Qtel International Finance Ltd	3.875	01/31/28	637,500
175,000	g	SES	3.600	04/04/23	163,051
1,325,000	g	Sprint Corp	7.250	09/15/21	1,422,719
1,050,000	g	Sprint Corp	7.875	09/15/23	1,128,750
2,175,000		Sprint Nextel Corp	6.000	11/15/22	2,120,625
1,500,000		Starz LLC	5.000	09/15/19	1,533,750
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,050,398
800,000		Telefonica Emisiones SAU	3.192	04/27/18	814,734
750,000		Telefonica Emisiones SAU	4.570	04/27/23	739,565
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	546,250
1,000,000		T-Mobile USA, Inc	6.464	04/28/19	1,062,500
3,000,000		T-Mobile USA, Inc	6.542	04/28/20	3,187,500
1,800,000		Verizon Communications, Inc	0.700	11/02/15	1,794,978
4,100,000		Verizon Communications, Inc	3.650	09/14/18	4,340,112
137,000		Verizon Communications, Inc	8.750	11/01/18	175,302
6,500,000		Verizon Communications, Inc	5.150	09/15/23	6,978,998
1,000,000		Verizon Communications, Inc	6.400	09/15/33	1,150,121
1,300,000		Verizon Communications, Inc	3.850	11/01/42	1,061,845
4,875,000		Verizon Communications, Inc	6.550	09/15/43	5,703,550
2,000,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	2,105,000
1,500,000		Windstream Corp	7.750	10/01/21	1,590,000
1,425,000		Windstream Corp	6.375	08/01/23	1,332,375
		TOTAL TELECOMMUNICATION SERVICES			58,330,148

TRANSPORTATION - 1.0%
655,000	g	Asciano Finance Ltd	5.000	04/07/18	694,448
750,000	g	Bombardier, Inc	7.500	03/15/18	853,125
600,000	g	Bombardier, Inc	7.750	03/15/20	681,000
600,000	g	Bombardier, Inc	6.125	01/15/23	595,500
225,000		Bristow Group, Inc	6.250	10/15/22	237,532
1,000,000	g	DP World Ltd	6.850	07/02/37	982,500
442,000	g	Embraer Overseas Ltd	5.696	09/16/23	442,000
3,000,000	g	ERAC USA Finance LLC	2.800	11/01/18	3,031,608
2,115,000		GATX Corp	2.375	07/30/18	2,118,498
2,674,000		Gulfmark Offshore, Inc	6.375	03/15/22	2,694,055
1,000,000		Hertz Corp	4.250	04/01/18	1,025,000
500,000		Hertz Corp	7.500	10/15/18	539,375
138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$350,000		Hertz Corp	5.875%	10/15/20	$362,688
1,000,000		Hertz Corp	7.375	01/15/21	1,097,500
750,000		Hertz Corp	6.250	10/15/22	774,375
1,400,000		Kansas City Southern de Mexico S.A. de C.V.	2.350	05/15/20	1,304,271
250,000	g	Kansas City Southern Railway	4.300	05/15/43	218,169
375,000		Northrop Grumman Corp	1.750	06/01/18	365,835
575,000		Northrop Grumman Corp	3.250	08/01/23	536,334
1,060,000	g	Transnet Ltd	4.500	02/10/16	1,107,575
665,000	g	Transnet SOC Ltd	4.000	07/26/22	585,333
525,000		United Parcel Service, Inc	3.625	10/01/42	441,965
		TOTAL TRANSPORTATION			20,688,686

UTILITIES - 3.5%
750,000	g	Abu Dhabi National Energy Co	5.875	10/27/16	834,375
1,750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	1,857,187
1,000,000	g	Abu Dhabi National Energy Co	2.500	01/12/18	1,000,000
1,750,000		AES Corp	8.000	10/15/17	2,056,250
425,000		AES Corp	4.875	05/15/23	397,375
625,000		AGL Capital Corp	4.400	06/01/43	563,537
825,000		Alabama Power Co	3.550	12/01/23	809,706
365,000		Alliant Energy Corp	4.000	10/15/14	374,570
1,000,000		American Water Capital Corp	3.850	03/01/24	987,937
250,000		Atmos Energy Corp	8.500	03/15/19	320,365
525,000		Atmos Energy Corp	4.150	01/15/43	472,223
925,000		Black Hills Corp	4.250	11/30/23	920,824
600,000	g	Calpine Corp	7.500	02/15/21	654,750
563,000	g	Calpine Corp	7.875	01/15/23	615,077
250,000		Carolina Power & Light Co	5.300	01/15/19	284,355
275,000		Carolina Power & Light Co	5.700	04/01/35	303,246
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	333,616
2,050,000	g	CEZ AS.	4.250	04/03/22	2,047,839
750,000	g	China Resources Gas Group Ltd	4.500	04/05/22	735,963
750,000		CLP Power Hong Kong Financing Ltd	3.375	10/26/27	631,048
1,000,000		CMS Energy Corp	5.050	03/15/22	1,079,570
500,000		CMS Energy Corp	4.700	03/31/43	466,516
1,025,000	g	Colbun S.A.	6.000	01/21/20	1,099,685
1,000,000	g	Comision Federal de Electricidad	4.875	05/26/21	1,032,500
800,000	g	Comision Federal de Electricidad	4.875	01/15/24	794,000
625,000	g	Comision Federal de Electricidad	5.750	02/14/42	582,812
1,895,000		Commonwealth Edison Co	4.000	08/01/20	2,012,471
200,000		Commonwealth Edison Co	5.900	03/15/36	228,490
200,000		Connecticut Light & Power Co	5.500	02/01/19	229,097
750,000		Consolidated Edison Co of New York, Inc	3.950	03/01/43	661,717
1,000,000		Consumers Energy Co	3.375	08/15/23	973,416
550,000	g	Dominion Gas Holdings LLC	3.550	11/01/23	529,772
625,000	g	Dominion Gas Holdings LLC	4.800	11/01/43	604,278
200,000		Duke Energy Carolinas LLC	4.300	06/15/20	214,465
1,000,000		Duke Energy Corp	3.950	09/15/14	1,023,737
1,000,000		Duke Energy Corp	2.100	06/15/18	994,259
825,000		Duke Energy Ohio, Inc	3.800	09/01/23	824,589
1,000,000	g	Empresa de Energia de Bogota S.A.	6.125	11/10/21	1,065,000
975,000		Florida Power & Light Co	2.750	06/01/23	912,612
139

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$250,000		Indiana Michigan Power Co	7.000%	03/15/19	$297,322
125,000		Integrys Energy Group, Inc	4.170	11/01/20	129,613
375,000	g	Israel Electric Corp Ltd	6.700	02/10/17	407,625
2,500,000	g	Israel Electric Corp Ltd	5.625	06/21/18	2,644,375
500,000	g	Israel Electric Corp Ltd	7.250	01/15/19	555,625
100,000	g	Kansas Gas & Electric	6.700	06/15/19	119,829
1,075,000	g	KazMunayGas National Co JSC	4.400	04/30/23	997,063
925,000		Kentucky Utilities Co	4.650	11/15/43	921,265
1,000,000		Kinder Morgan Energy Partners LP	3.450	02/15/23	928,841
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,491,320
350,000		LG&E and KU Energy LLC	3.750	11/15/20	354,099
750,000		Louisville Gas & Electric Co	4.650	11/15/43	744,582
500,000	g	Majapahit Holding BV	7.875	06/29/37	520,000
5,000,000	g	MidAmerican Energy Holdings Co	2.000	11/15/18	4,923,040
400,000	g	MidAmerican Energy Holdings Co	5.150	11/15/43	403,332
1,000,000		Nevada Power Co	5.450	05/15/41	1,083,153
750,000		NiSource Finance Corp	4.800	02/15/44	676,699
1,500,000		Northeast Utilities	1.450	05/01/18	1,452,812
1,500,000		NRG Energy, Inc	7.875	05/15/21	1,661,250
500,000		NRG Energy, Inc	6.625	03/15/23	503,750
750,000		NTPC Ltd	5.625	07/14/21	744,846
500,000		Oncor Electric Delivery Co LLC	4.550	12/01/41	470,265
300,000		ONEOK Partners LP	3.375	10/01/22	280,443
325,000		Pacific Gas & Electric Co	8.250	10/15/18	406,470
1,375,000		Pacific Gas & Electric Co	3.850	11/15/23	1,367,603
1,125,000		Pacific Gas & Electric Co	5.125	11/15/43	1,161,739
350,000		PacifiCorp	2.950	02/01/22	336,413
250,000		Pepco Holdings, Inc	2.700	10/01/15	256,348
200,000	g	Perusahaan Listrik Negara PT	5.500	11/22/21	192,500
500,000		PG&E Corp	5.750	04/01/14	506,171
50,000		Potomac Electric Power Co	7.900	12/15/38	70,586
500,000		PPL Capital Funding, Inc	4.200	06/15/22	499,083
275,000		Progress Energy, Inc	7.050	03/15/19	329,614
550,000		Public Service Co of Colorado	4.750	08/15/41	555,490
400,000		Public Service Co of Oklahoma	5.150	12/01/19	443,145
1,150,000		Public Service Electric & Gas Co	2.375	05/15/23	1,034,042
1,750,000		Questar Market Resources, Inc	6.875	03/01/21	1,876,875
1,250,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	1,221,875
2,500,000		Sabine Pass LNG LP	7.500	11/30/16	2,825,000
150,000		San Diego Gas & Electric Co	3.000	08/15/21	147,826
2,000,000		Sempra Energy	4.050	12/01/23	1,974,868
1,000,000		Southern California Edison Co	4.650	10/01/43	1,000,756
200,000		Tampa Electric Co	4.100	06/15/42	179,973
750,000	g	Transportadora de Gas del Peru S.A.	4.250	04/30/28	656,250
420,000		Virginia Electric and Power Co	2.950	01/15/22	405,780
850,000		Virginia Electric and Power Co	4.650	08/15/43	846,586
225,000		Williams Partners LP	3.800	02/15/15	232,452
575,000		Williams Partners LP	4.500	11/15/23	571,093
1,000,000	g	WPD Investment Holdings Ltd	3.900	05/01/16	1,045,009
300,000		Xcel Energy, Inc	4.800	09/15/41	292,136
		TOTAL UTILITIES			74,276,061

		TOTAL CORPORATE BONDS			884,323,158
		(Cost $877,546,299)
140

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS - 40.0%

AGENCY SECURITIES - 0.3%
$750,000		Amber Circle Funding Ltd	3.250%	12/04/22	$682,498
1,484,780		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,570,095
415,000		Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	418,069
3,000,000		Private Export Funding Corp (PEFCO)	2.050	11/15/22	2,688,960
		TOTAL AGENCY SECURITIES			5,359,622

FOREIGN GOVERNMENT BONDS - 4.0%
750,000	g	Barbados Government International Bond	7.000	08/04/22	656,250
1,000,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	927,500
900,000		Brazilian Government International Bond	2.625	01/05/23	774,000
300,000		Brazilian Government International Bond	4.250	01/07/25	285,750
1,275,000		Canada Government International Bond	0.875	02/14/17	1,275,022
215,000		Chile Government International Bond	3.875	08/05/20	223,600
260,000		Colombia Government International Bond	4.375	07/12/21	267,800
425,000		Colombia Government International Bond	2.625	03/15/23	372,300
1,375,000		Colombia Government International Bond	4.000	02/26/24	1,325,500
875,000	g	Costa Rica Government International Bond	4.250	01/26/23	800,625
1,350,000	g	Croatia Government International Bond	6.250	04/27/17	1,437,750
270,000	g	Croatia Government International Bond	6.375	03/24/21	282,555
700,000	g	Croatia Government International Bond	5.500	04/04/23	680,750
1,075,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	1,113,969
1,000,000	g	Dominican Republic International Bond	5.875	04/18/24	955,000
500,000		Egypt Government AID Bonds	4.450	09/15/15	533,768
275,000		European Investment Bank	4.875	02/15/36	300,535
500,000		Export Development Canada	2.250	05/28/15	513,480
600,000		Export-Import Bank of Korea	1.250	11/20/15	601,849
550,000		Export-Import Bank of Korea	1.750	02/27/18	535,184
525,000		Export-Import Bank of Korea	5.125	06/29/20	576,830
100,000		Federative Republic of Brazil	6.000	01/17/17	110,800
767,000	g	Gabonese Republic	8.200	12/12/17	887,802
1,250,000		Hungary Government International Bond	4.125	02/19/18	1,263,750
1,100,000		Hungary Government International Bond	5.750	11/22/23	1,105,500
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,075,000
750,000	g	Indonesia Government International Bond	3.750	04/25/22	675,937
225,000		Italy Government International Bond	5.375	06/12/17	245,250
180,000		Italy Government International Bond	6.875	09/27/23	213,369
3,000,000		KFW	2.625	01/25/22	2,927,148
4,000,000	g	Kommunalbanken AS.	0.750	11/21/16	3,979,600
1,900,000	g	Kommunalbanken AS.	1.375	06/08/17	1,910,070
1,000,000	g,i	Kommunalbanken AS.	0.417	02/20/18	998,764
3,800,000	g	Korea Housing Finance Corp	1.625	09/15/18	3,582,701
1,800,000	g	Lithuania Government International Bond	5.125	09/14/17	1,968,750
9,590,000		Mexican Bonos	8.000	12/07/23	816,948
750,000		Mexico Government International Bond	3.625	03/15/22	750,000
150,000		Mexico Government International Bond	6.750	09/27/34	177,000
250,000		Mexico Government International Bond	4.750	03/08/44	225,313
141

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000	g	Morocco Government International Bond	4.250%	12/11/22	$1,063,750
500,000	g	Namibia International Bonds	5.500	11/03/21	510,000
575,000	g	National Bank of Canada	1.650	01/30/14	575,593
2,000,000	g	Nigeria Government International Bond	5.125	07/12/18	2,050,000
3,000,000		North American Development Bank	2.300	10/10/18	2,954,070
1,000,000		North American Development Bank	2.400	10/26/22	887,470
2,700,000		Panama Government International Bond	5.200	01/30/20	2,939,625
135,000		Peruvian Government International Bond	7.350	07/21/25	170,100
433,000		Poland Government International Bond	5.125	04/21/21	470,346
375,000		Poland Government International Bond	3.000	03/17/23	341,438
750,000		Province of British Columbia Canada	2.850	06/15/15	776,962
500,000		Province of Ontario Canada	2.950	02/05/15	513,930
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,807,558
5,000,000		Province of Ontario Canada	2.300	05/10/16	5,173,000
620,000		Province of Quebec Canada	4.625	05/14/18	693,160
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,038,100
3,000,000		Province of Quebec Canada	2.750	08/25/21	2,894,250
1,500,000	g	Republic of Latvia	2.750	01/12/20	1,430,625
500,000	g	Republic of Serbia	4.875	02/25/20	472,750
660,840	g,i	Republic of Serbia	6.750	11/01/24	650,134
188,811	i	Republic of Serbia	6.750	11/01/24	185,753
525,000	g	Republic of Trinidad & Tobago	4.375	01/16/24	538,913
1,000,000		Republic of Turkey	7.500	07/14/17	1,116,500
750,000	g	Romanian Government International Bond	6.750	02/07/22	851,250
775,000	g	Romanian Government International Bond	4.375	08/22/23	747,875
750,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	782,625
1,600,000	g	Russian Foreign Bond-Eurobond	3.500	01/16/19	1,624,800
1,000,000	g	Slovakia Government International Bond	4.375	05/21/22	1,031,920
400,000		South Africa Government International Bond	5.875	05/30/22	428,500
750,000		South Africa Government International Bond	4.665	01/17/24	717,188
1,125,000		South Africa Government International Bond	5.875	09/16/25	1,170,000
2,000,000	g	Spain Government International Bond	4.000	03/06/18	2,033,000
1,460,000	g	Sri Lanka Government International Bond	5.875	07/25/22	1,365,100
5,150,000		Turkey Government International Bond	6.750	04/03/18	5,592,900
1,000,000		Turkey Government International Bond	5.625	03/30/21	1,004,000
152,000		United Mexican States	5.875	02/17/14	152,684
300,000		United Mexican States	5.950	03/19/19	346,500
500,000		United Mexican States	5.125	01/15/20	554,000
882,000		Uruguay Government International Bond	4.500	08/14/24	882,000
		TOTAL FOREIGN GOVERNMENT BONDS			86,892,088

MORTGAGE BACKED - 19.8%
774,276		Federal Home Loan Mortgage Corp (FHLMC)	5.500	08/01/35	850,272
239,314	i	FHLMC	2.427	02/01/36	254,808
1,049,581	i	FHLMC	2.564	07/01/36	1,115,638
312,168	i	FHLMC	2.259	09/01/36	333,651
180,553	i	FHLMC	2.368	09/01/36	193,388
71,682	i	FHLMC	5.675	02/01/37	76,082
340,067	i	FHLMC	2.633	03/01/37	363,287
27,052	i	FHLMC	6.010	04/01/37	28,678
6,626	i	FHLMC	6.080	05/01/37	6,908
709,356	i	FHLMC	2.500	06/01/37	757,961
142

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$206,401	i	FHLMC	2.615%	08/01/37	$218,397
90,826		FHLMC	6.000	09/01/37	101,330
624,455		FHLMC	3.000	08/15/42	506,621
15,596		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	12/01/16	16,315
310,132		FGLMC	5.500	01/01/19	335,850
52,220		FGLMC	4.500	01/01/20	55,365
336,510		FGLMC	4.500	07/01/20	364,779
96,272		FGLMC	4.500	09/01/20	102,265
110,171		FGLMC	5.000	10/01/20	116,938
77,046		FGLMC	5.500	10/01/20	81,155
19,147		FGLMC	7.000	10/01/20	20,686
83,051		FGLMC	4.500	06/01/21	88,239
154,340		FGLMC	5.500	08/01/21	167,853
49,061		FGLMC	5.000	04/01/23	52,965
59,650		FGLMC	4.500	09/01/24	63,984
34,731		FGLMC	6.500	01/01/29	38,663
2,527		FGLMC	8.000	01/01/31	2,906
595,408		FGLMC	5.500	12/01/33	656,823
717,876		FGLMC	7.000	12/01/33	832,336
431,117		FGLMC	5.000	01/01/34	466,757
168,768		FGLMC	5.000	05/01/34	182,773
221,292		FGLMC	4.500	10/01/34	235,062
113,285		FGLMC	5.500	12/01/34	125,234
320,849		FGLMC	5.500	03/01/35	351,247
324,976		FGLMC	6.000	04/01/35	359,055
262,594		FGLMC	7.000	05/01/35	298,213
47,215		FGLMC	5.000	02/01/36	50,995
102,094		FGLMC	5.500	04/01/36	112,612
2,767		FGLMC	6.500	05/01/36	3,076
127,126		FGLMC	6.500	10/01/36	143,197
90,690		FGLMC	6.500	11/01/37	100,871
359,735		FGLMC	5.000	04/01/38	388,602
142,545		FGLMC	6.000	11/01/38	157,118
344,703		FGLMC	4.500	11/01/40	368,528
2,358,545		FGLMC	4.000	12/01/40	2,429,574
2,716,941		FGLMC	4.000	12/01/40	2,804,645
1,157,904		FGLMC	4.000	12/01/40	1,195,128
394,245		FGLMC	4.500	12/01/40	420,071
3,000,000	h	FGLMC	3.500	01/15/44	2,976,563
8,000,000	h	FGLMC	4.000	01/15/44	8,215,625
9,000,000	h	FGLMC	4.500	01/15/44	9,522,773
199,701		Federal National Mortgage Association (FNMA)	4.810	02/01/14	198,800
2,540,776		FNMA	4.640	11/01/14	2,581,017
140,738		FNMA	4.828	01/01/15	140,698
25,220		FNMA	6.500	10/01/16	26,142
18,213		FNMA	6.500	11/01/16	19,060
71,881		FNMA	5.000	12/01/17	76,555
21,812		FNMA	6.500	02/01/18	23,072
80,401		FNMA	5.500	04/01/18	85,961
38,872		FNMA	5.500	05/01/18	41,314
37,053		FNMA	6.000	01/01/19	41,015
604,795		FNMA	4.000	02/25/19	636,229
143

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$194,950		FNMA	4.500%	04/01/19	$207,484
50,169		FNMA	4.500	06/01/19	53,404
78,124		FNMA	5.000	03/01/20	83,233
26,072		FNMA	4.500	11/01/20	27,761
27,438		FNMA	4.500	12/01/20	29,828
52,735		FNMA	5.000	12/01/20	56,805
126,732		FNMA	5.000	03/01/21	135,048
18,116		FNMA	8.000	03/01/23	20,164
153,812		FNMA	5.500	02/01/24	168,930
103,232		FNMA	4.000	05/01/24	109,450
348,565		FNMA	5.500	07/01/24	383,033
142,925		FNMA	4.500	08/01/24	152,225
645,108		FNMA	5.000	10/01/25	699,780
7,190		FNMA	9.000	11/01/25	8,330
4,195,444		FNMA	3.000	05/01/27	4,288,127
2,310,617		FNMA	2.500	10/01/27	2,289,452
3,605,304		FNMA	2.500	06/01/28	3,572,279
6,624		FNMA	7.500	01/01/29	7,334
1,000,000	h	FNMA	2.500	01/25/29	989,687
19,000,000	h	FNMA	3.000	01/25/29	19,389,648
7,000,000	h	FNMA	3.500	01/25/29	7,320,195
1,000,000	h	FNMA	4.000	01/25/29	1,059,609
10,000,000	h	FNMA	3.500	02/25/29	10,430,860
223,449		FNMA	7.000	07/01/32	252,754
150,613		FNMA	4.500	03/25/33	157,509
1,976,493		FNMA	3.000	10/01/33	1,947,361
256,399		FNMA	4.500	10/01/33	272,631
254,718		FNMA	5.000	11/01/33	281,155
466,755		FNMA	5.000	11/01/33	514,881
103,607		FNMA	5.500	12/01/33	114,792
181,812		FNMA	6.000	08/01/34	204,077
82,843		FNMA	6.000	12/01/34	92,995
282,683		FNMA	5.500	02/01/35	311,214
113,132		FNMA	6.000	04/01/35	126,921
358,749		FNMA	6.000	05/01/35	399,530
14,329		FNMA	7.500	06/01/35	15,675
192,113		FNMA	6.000	07/01/35	215,565
187,607		FNMA	5.500	12/01/35	205,925
137,765		FNMA	6.000	03/01/36	153,625
267,254		FNMA	6.000	04/01/36	296,838
287,735	i	FNMA	2.379	07/01/36	309,612
382,037	i	FNMA	2.570	09/01/36	406,629
84,331		FNMA	6.000	12/01/36	93,556
82,784		FNMA	7.000	02/01/37	93,831
172,435		FNMA	6.500	03/01/37	192,456
18,087		FNMA	7.000	04/01/37	19,512
50,675		FNMA	6.500	08/01/37	56,267
39,725		FNMA	6.000	09/01/37	44,665
40,232		FNMA	6.000	09/01/37	44,741
29,211		FNMA	6.000	09/01/37	32,886
30,398		FNMA	6.000	09/01/37	34,201
141,747		FNMA	6.500	09/01/37	157,389
144

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$39,109		FNMA	6.500%	09/01/37	$43,521
99,597	i	FNMA	2.400	10/01/37	106,013
1,058,355		FNMA	6.000	11/01/37	1,170,800
34,287		FNMA	6.000	11/01/37	37,930
206,666		FNMA	6.000	11/01/38	228,623
1,808,834		FNMA	5.500	12/01/38	1,986,918
69,709		FNMA	6.000	01/01/39	77,115
91,308		FNMA	6.000	01/01/39	101,009
376,828		FNMA	4.500	02/01/39	399,231
3,043,786		FNMA	6.000	04/01/39	3,367,172
19,530,049		FNMA	4.000	04/25/39	20,504,462
243,760		FNMA	4.500	08/01/39	258,275
563,239		FNMA	5.500	08/01/39	620,561
990,194		FNMA	4.500	09/01/40	1,049,555
3,314,230		FNMA	4.500	10/01/40	3,520,841
1,223,736		FNMA	4.500	11/01/40	1,299,847
10,195,007		FNMA	3.000	09/01/42	9,689,013
1,920,243		FNMA	3.500	10/01/42	1,909,498
475,511		FNMA	3.000	12/01/42	451,902
974,350		FNMA	3.000	02/01/43	926,998
3,602,378		FNMA	3.000	03/01/43	3,424,533
16,496,439		FNMA	3.000	04/01/43	15,679,222
2,915,066		FNMA	3.000	05/01/43	2,770,503
6,144,118		FNMA	3.000	05/01/43	5,839,166
1,924,695		FNMA	3.000	05/01/43	1,829,865
13,000,000	h	FNMA	4.000	01/25/44	13,381,875
46,000,000	h	FNMA	4.500	01/25/44	48,740,234
20,000,000	h	FNMA	5.000	01/25/44	21,720,312
2,000,000	h	FNMA	5.500	01/25/44	2,199,922
74,000,000	h	FNMA	3.500	02/25/44	73,288,908
24,000,000	h	FNMA	4.000	02/25/44	24,630,000
17,305		Government National Mortgage Association (GNMA)	7.500	11/15/23	19,438
4,045		GNMA	7.500	08/15/28	4,142
21,986		GNMA	6.500	12/15/28	24,535
60,186		GNMA	6.500	03/15/29	68,747
22,866		GNMA	8.500	10/20/30	27,195
6,209		GNMA	7.000	06/20/31	7,349
136,334		GNMA	5.000	02/15/33	147,919
66,354		GNMA	5.500	07/15/33	73,703
645,396		GNMA	5.000	09/15/33	705,198
121,790		GNMA	5.500	11/20/33	135,342
485,748		GNMA	5.500	02/20/35	540,162
166,689		GNMA	5.500	03/20/35	185,362
73,846		GNMA	6.000	10/20/36	83,140
78,859		GNMA	6.000	01/20/37	88,833
115,897		GNMA	6.000	02/20/37	130,491
105,574		GNMA	5.000	04/15/38	114,587
86,793		GNMA	5.500	07/15/38	95,257
165,062		GNMA	5.500	07/20/38	181,983
66,495		GNMA	6.000	08/20/38	74,876
126,091		GNMA	5.000	07/20/39	136,908
145

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$152,569		GNMA	4.000%	08/15/39	$158,737
5,223,383		GNMA	4.500	01/20/41	5,607,483
978,184		GNMA	5.000	09/20/43	1,063,280
4,000,000	h	GNMA	3.000	01/15/44	3,862,813
21,000,000	h	GNMA	3.500	01/15/44	21,164,884
6,000,000	h	GNMA	4.000	01/15/44	6,234,610
2,000,000	h	GNMA	4.500	01/15/44	2,133,906
9,000,000	h	GNMA	3.500	01/20/44	9,079,102
10,000,000	h	GNMA	4.500	01/20/44	10,691,406
		TOTAL MORTGAGE BACKED			425,208,796

MUNICIPAL BONDS - 4.4%
1,000,000		American Municipal Power	6.270	02/15/50	1,051,970
4,000,000		California State Department of Water Resources	3.237	12/01/27	3,573,640
5,000,000		City of New York NY	1.950	03/01/21	4,579,600
5,585,000		County of Palm Beach FL	5.100	11/01/38	5,300,165
7,500,000		Dallas Independent School District	5.049	08/15/33	7,526,925
3,000,000		Denver City & County School District No	4.242	12/15/37	2,673,780
600,000		Grant County Public Utility District No 2	5.630	01/01/27	656,268
2,000,000		Illinois Housing Development Authority	4.105	07/01/27	1,812,840
1,000,000		Maine Municipal Bond Bank	3.368	06/01/19	1,002,320
3,000,000		Maine Municipal Bond Bank	3.668	06/01/20	3,000,000
375,000		Massachusetts Housing Finance Agency	1.306	06/01/16	371,434
500,000		Massachusetts Housing Finance Agency	1.602	12/01/16	494,955
400,000		Massachusetts Housing Finance Agency	1.776	06/01/17	393,676
450,000		Massachusetts Housing Finance Agency	1.876	12/01/17	441,904
250,000		Massachusetts Housing Finance Agency	2.807	12/01/19	238,502
2,405,000		Massachusetts Housing Finance Agency	4.786	12/01/32	2,195,164
5,000,000		New York State Dormitory Authority	4.802	12/01/34	4,984,000
2,000,000		San Francisco Bay Area Rapid Transit District	3.477	07/01/27	1,790,840
5,000,000		State of California	4.988	04/01/39	4,719,050
775,000		State of California	7.625	03/01/40	1,013,599
5,000,000		State of Connecticut	3.517	08/15/21	5,089,400
5,180,000		State of Connecticut	5.295	10/01/29	5,443,714
6,975,000		State of Georgia	4.625	02/01/32	6,871,072
3,000,000		State of Georgia	4.530	02/01/33	2,940,510
5,000,000		State of Illinois	3.650	04/01/20	4,791,950
775,000		State of Illinois	6.725	04/01/35	814,657
3,000,000		State of Illinois	5.520	04/01/38	2,699,970
3,000,000		State of Michigan	3.800	05/15/33	2,570,580
5,000,000		Texas A&M University	4.772	05/15/33	4,970,950
1,310,000		Trustees of Boston College	3.519	07/01/21	1,295,918
3,000,000		Trustees of Boston College	3.769	07/01/22	2,964,750
4,000,000		University of California	4.062	05/15/33	3,546,520
2,740,000		Virginia Housing Development Authority	3.668	10/01/27	2,442,929
		TOTAL MUNICIPAL BONDS			94,263,552

U.S. TREASURY SECURITIES - 11.5%
3,902,500		United States Treasury Bond	5.250	02/15/29	4,697,634
5,500,000		United States Treasury Bond	5.375	02/15/31	6,740,080
742,500		United States Treasury Bond	4.750	02/15/41	854,339
10,130,000		United States Treasury Bond	4.375	05/15/41	10,991,050
146

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$6,372,000		United States Treasury Bond	3.125%	02/15/43	$5,456,025
8,630,000		United States Treasury Bond	2.875	05/15/43	6,994,347
8,415,000		United States Treasury Bond	3.625	08/15/43	7,946,916
8,000,000		United States Treasury Bond	3.750	11/15/43	7,732,496
200,000		United States Treasury Note	0.250	06/30/14	200,156
1,895,000		United States Treasury Note	0.250	09/30/14	1,896,554
1,500,000		United States Treasury Note	0.250	10/31/14	1,501,288
2,886,000		United States Treasury Note	0.250	11/30/14	2,888,592
2,745,000		United States Treasury Note	0.250	02/28/15	2,746,716
2,887,000		United States Treasury Note	2.500	04/30/15	2,974,173
8,978,000		United States Treasury Note	0.250	05/31/15	8,982,211
8,002,000		United States Treasury Note	1.250	09/30/15	8,131,720
5,230,000		United States Treasury Note	0.500	06/15/16	5,224,686
6,640,000		United States Treasury Note	0.875	09/15/16	6,679,428
5,900,000		United States Treasury Note	0.625	12/15/16	5,876,034
530,000		United States Treasury Note	1.750	10/31/18	532,319
15,481,000		United States Treasury Note	1.250	11/30/18	15,149,614
205,000		United States Treasury Note	1.250	10/31/19	196,079
7,500,000		United States Treasury Note	1.125	12/31/19	7,083,398
5,000,000		United States Treasury Note	1.375	01/31/20	4,782,420
5,000,000		United States Treasury Note	1.125	04/30/20	4,673,045
7,500,000		United States Treasury Note	1.375	05/31/20	7,108,005
19,485,000		United States Treasury Note	2.000	07/31/20	19,137,933
7,500,000		United States Treasury Note	2.125	08/31/20	7,403,910
10,000,000		United States Treasury Note	2.000	09/30/20	9,775,000
30,000,000		United States Treasury Note	1.750	10/31/20	28,781,250
280,000		United States Treasury Note	2.625	11/15/20	284,550
30,000,000		United States Treasury Note	2.375	12/31/20	29,882,820
3,302,000	l	United States Treasury Note	8.000	11/15/21	4,586,683
10,040,000		United States Treasury Note	2.750	11/15/23	9,821,941
		TOTAL U.S. TREASURY SECURITIES			247,713,412

		TOTAL GOVERNMENT BONDS			859,437,470
		(Cost $865,358,741)

STRUCTURED ASSETS - 10.9%

ASSET BACKED - 5.5%
498,795	i	Accredited Mortgage Loan Trust	4.330	06/25/33	433,975
		Series - 2003 1 (Class A1)
4,682	i	Ameriquest Mortgage Securities	0.485	05/25/35	4,679
		Series - 0 R3 (Class A3D)
4,349,393	i	Asset Backed Securities Corp Home Equity Loan Trust	0.870	04/25/35	4,268,046
		Series - 2005 HE3 (Class M3)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	4.720	02/20/18	2,135,902
		Series - 2011 5A (Class B)
3,318,061	i	Bear Stearns Asset Backed Securities Trust	0.605	03/25/35	3,274,731
		Series - 2005 AQ1 (Class M1)
3,440,929	i	Bear Stearns Asset Backed Securities Trust	0.565	02/25/36	3,271,560
		Series - 2006 EC2 (Class M1)
535,970	i	Bear Stearns Asset Backed Securities Trust	0.905	11/25/39	526,338
		Series - 2005 SD3 (Class 2A1)
147

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000	g,m	CCR, Inc	4.750%	07/10/22	$990,000
		Series - 2012 CA (Class C)
451,034		Centex Home Equity	5.540	01/25/32	450,335
		Series - 2002 A (Class AF6)
2,614,874	i	Conseco Financial Corp	7.300	06/15/25	2,714,354
		Series - 1995 4 (Class B1)
963,168	i	Conseco Financial Corp	7.600	04/15/26	844,509
		Series - 1996 2 (Class M1)
1,157,426	i	Countrywide Asset-Backed Certificates	5.216	10/25/17	1,157,360
		Series - 2002 S4 (Class A5)
3,000,000	i	Countrywide Asset-Backed Certificates	0.635	02/25/36	2,935,023
		Series - 2005 11 (Class MV1)
26,541	g,i	Credit-Based Asset Servicing and Securitization LLC	6.159	12/25/36	26,722
		Series - 2007 MX1 (Class A1)
3,000,000	g,i	CV Mortgage Loan Trust 2013-	4.311	12/25/43	3,000,585
		Series - 2013 1 (Class NOTE)
1,025,000	g,i	DB/UBS Mortgage Trust	5.557	11/10/46	1,105,806
		Series - 2011 LC1A (Class C)
4,443,340	i	FBR Securitization Trust	0.905	11/25/35	4,217,276
		Series - 2005 5 (Class AV24)
2,867,974	i	First Frankin Mortgage Loan Trust	0.405	01/25/36	2,761,024
		Series - 2006 FF1 (Class 2A3)
1,179,967	i	First Franklin Mortgage Loan Asset Backed Certificates	0.825	03/25/35	1,174,093
		Series - 2005 FF2 (Class M2)
1,148,681	i	First Franklin Mortgage Loan Trust	0.900	12/25/34	1,068,211
		Series - 2005 FF1 (Class M1)
4,248,896	i	First Franklin Mortgage Loan Trust	0.365	02/25/36	3,885,730
		Series - 2006 FF2 (Class A4)
839,443	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	839,357
		Series - 2007 1A (Class AF3)
1,564,988	g,i	GMAC Mortgage Corp Loan Trust	0.915	02/25/31	1,484,186
		Series - 2004 VF1 (Class A1)
974,838	i	Greenpoint Mortgage Funding Trust	0.885	07/25/30	968,327
		Series - 2005 HE4 (Class 2A4C)
94,279	i	Greenpoint Mortgage Funding Trust	0.295	04/25/47	94,322
		Series - 2007 AR2 (Class 1A1)
4,611,187	i	GSR Mortgage Loan Trust	0.355	08/25/46	4,538,990
		Series - 2006 OA1 (Class 2A1)
1,824,507		GSR Mortgage Loan Trust 2005-1F	6.000	01/25/35	1,833,197
		Series - 2005 1F (Class 3A3)
11,000,000	g	HLSS Servicer Advance Receivables Backed Notes	1.790	11/15/46	10,981,300
		Series - 2013 T7 (Class A7)
464,775	i	HSI Asset Securitization Corp Trust	0.525	07/25/35	462,304
		Series - 2005 NC1 (Class 2A3)
6,122,609	i	Lehman XS Trust	0.445	08/25/35	5,817,378
		Series - 2005 2 (Class 1A1)
4,096,520	i	Lehman XS Trust	5.420	01/25/36	3,524,892
		Series - 2005 10 (Class 2A3A)
976,014	i	Lehman XS Trust	0.415	02/25/36	887,607
		Series - 2006 1 (Class 1A1)
1,104,249		Lehman XS Trust	6.500	06/25/46	848,198
		Series - 2006 13 (Class 2A1)
148

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$196,930	i	Long Beach Mortgage Loan Trust	0.915%	02/25/35	$196,120
		Series - 2005 1 (Class M1)
1,000,000	g,i	Longpoint Re Ltd	4.061	05/18/16	1,011,400
		Series - 2013 144A (Class )
1,897,487	i	Morgan Stanley Capital I	0.345	02/25/36	1,874,524
		Series - 2006 NC2 (Class A2C)
1,762,197		Oakwood Mortgage Investors, Inc	5.410	11/15/32	1,765,443
		Series - 2002 C (Class A1)
5,063,511	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.685	01/25/36	5,030,345
		Series - 2005 WCH1 (Class M2)
1,325,597	i	Renaissance Home Equity Loan Trust	5.392	07/25/34	1,354,709
		Series - 2004 2 (Class AF4)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,044,346
		Series - 2011 1A (Class B1)
204,649	i	Residential Asset Mortgage Products, Inc	4.970	09/25/33	211,658
		Series - 2003 RZ5 (Class A7)
109,565	i	Residential Asset Securities Corp	6.489	10/25/30	109,715
		Series - 2001 KS2 (Class AI6)
86,016	i	Residential Asset Securities Corp	0.595	04/25/35	85,191
		Series - 2005 KS3 (Class M3)
454,448		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	464,274
		Series - 2006 HI5 (Class A3)
1,850,000	i	Residential Funding Mortgage Securities II, Inc	6.130	09/25/35	1,763,420
		Series - 2005 HI3 (Class M5)
281,325		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	284,095
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	510,344
		Series - 2006 HI1 (Class M1)
3,500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	3,685,766
		Series - 2006 HI1 (Class M2)
335,480	i	SACO I, Inc	0.725	11/25/35	332,410
		Series - 2005 8 (Class A1)
840,258	i	SACO I, Inc	0.925	11/25/35	833,492
		Series - 2005 8 (Class A3)
1,000,000	g,i	Sanders Re Ltd	4.061	05/05/17	992,600
		Series - 2013 144A (Class )
494,869	i	Saxon Asset Securities Trust	6.120	11/25/30	525,665
		Series - 2002 2 (Class AF6)
620,449	i	Securitized Asset Backed Receivables LLC	0.465	10/25/35	605,000
		Series - 2006 OP1 (Class A2C)
324,476	g	Sierra Receivables Funding Co LLC	3.420	03/20/29	329,312
		Series - 2012 2A (Class B)
1,400,000	g	SLM Student Loan Trust	4.370	04/17/28	1,486,331
		Series - 2011 A (Class A2)
590,000	g	SLM Student Loan Trust	3.740	02/15/29	615,365
		Series - 2011 B (Class A2)
1,500,000	g	SLM Student Loan Trust	3.830	01/17/45	1,556,417
		Series - 2012 A (Class A2)
803,903	i	Soundview Home Equity Loan Trust	0.465	11/25/35	793,051
		Series - 2005 OPT3 (Class A4)
362,010	i	Structured Asset Investment Loan Trust	0.765	05/25/35	360,659
		Series - 2005 4 (Class M1)
149

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,778,097	g,i	Structured Asset Securities Corp	0.315%	07/25/36	$4,643,632
		Series - 2006 EQ1A (Class A4)
2,908,791	g,i	Structured Asset Securities Corp	0.385	10/25/36	2,806,291
		Series - 2006 GEL4 (Class A2)
3,696,812	i	Structured Asset Securities Corp Mortgage Loan Trust	0.325	03/25/36	3,499,362
		Series - 2006 BC1 (Class A5)
4,000,000	g,i	Vitality Re IV Ltd	2.816	01/09/17	4,076,400
		Series - 2013 IV B (Class )
455,000	g	Vornado DP LLC	5.280	09/13/28	491,989
		Series - 2010 VNO (Class C)
549,154	g,m	Wachovia Amortization Controlled Heloc NIM	5.683	08/12/47	551,900
		Series - 2006 N1 (Class N1)
132,461	g,i	Wachovia Loan Trust	0.525	05/25/35	123,899
		Series - 2005 SD1 (Class A)
64,314	i	Wells Fargo Home Equity Trust	0.305	07/25/36	63,667
		Series - 2006 2 (Class A3)
		TOTAL ASSET BACKED			117,605,109

OTHER MORTGAGE BACKED - 5.4%
1,727,039	g	7 WTC Depositor LLC Trust	4.082	03/13/31	1,795,502
		Series - 2012 7WTC (Class A)
5,980,549	i	American Home Mortgage Investment Trust 2004-3	1.897	10/25/34	5,802,950
		Series - 2004 3 (Class 4A)
2,174,077	g,i	Banc of America Large Loan, Inc	5.920	02/15/51	2,398,553
		Series - 2010 UB3 (Class A4B3)
3,000,000	i	Banc of America Merrill Lynch Commercial Mortgage, Inc	5.118	07/10/45	2,985,768
		Series - 2005 4 (Class B)
5,040,000		Bear Stearns Commercial Mortgage Securities	5.363	02/11/44	5,189,592
		Series - 2007 PW15 (Class AM)
731,026		Citicorp Mortgage Securities, Inc	5.500	07/25/35	694,100
		Series - 2005 4 (Class 1A7)
5,598	g,i	Citigroup Commercial Mortgage Trust	0.307	04/15/22	5,587
		Series - 2007 FL3A (Class A2)
261,656		Countrywide Alternative Loan Trust	5.500	08/25/16	265,404
		Series - 2004 30CB (Class 1A15)
2,592,766		Countrywide Alternative Loan Trust	5.000	04/25/20	2,627,771
		Series - 2005 6CB (Class 2A1)
172,584		Countrywide Alternative Loan Trust	5.500	08/25/34	172,459
		Series - 2004 14T2 (Class A2)
734,838	i	Countrywide Alternative Loan Trust	0.397	07/20/35	632,820
		Series - 2005 24 (Class 4A1)
4,258,824	i	Countrywide Alternative Loan Trust	1.628	09/25/35	3,800,404
		Series - 2005 38 (Class A1)
1,839,616	i	Countrywide Home Loan Mortgage Pass Through Trust	2.532	11/20/34	1,717,754
		Series - 2004 HYB6 (Class A2)
16,924		Countrywide Home Loan Mortgage Pass Through Trust	5.250	05/25/35	16,906
		Series - 2005 12 (Class 1A5)
311,704		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	303,044
		Series - 2005 17 (Class 1A10)
4,350,000	i	Credit Suisse Commercial Mortgage Trust	5.760	09/15/39	4,534,905
		Series - 2007 C4 (Class AM)
150

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,150,000		Credit Suisse First Boston Mortgage Securities Corp	4.771%	07/15/37	$1,184,950
		Series - 2005 C3 (Class AJ)
94,729	g,i	Credit Suisse Mortgage Capital Certificates	0.347	04/15/22	94,509
		Series - 2007 TF2A (Class A1)
725,000	g	Credit Suisse Mortgage Capital Certificates	5.626	05/15/23	791,310
		Series - 2006 OMA (Class D)
140,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	150,325
		Series - 2006 C4 (Class AM)
1,870,000	g	Credit Suisse Mortgage Capital Certificates	5.383	02/15/40	1,955,781
		Series - 2009 RR1 (Class A3C)
3,548,830	i	Harborview Mortgage Loan Trust	0.386	05/19/35	3,094,378
		Series - 2005 2 (Class 2A1A)
4,123,820	i	Harborview Mortgage Loan Trust	0.496	09/19/35	3,161,778
		Series - 2005 8 (Class 1A2A)
1,570,018	i	HarborView Mortgage Loan Trust	0.386	07/19/47	1,307,230
		Series - 2007 4 (Class 2A1)
498,668	i	Impac CMB Trust	0.825	03/25/35	445,342
		Series - 2004 11 (Class 2A1)
3,233,843	i	Impac CMB Trust	0.415	05/25/35	2,768,202
		Series - 0 4 (Class 1A1B)
310,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	5.259	07/15/46	328,406
		Series - 2011 C4 (Class C)
2,080,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.932	02/15/51	2,193,932
		Series - 2007 C1 (Class AM)
4,520,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	4.911	07/15/42	4,532,471
		Series - 2005 LDP2 (Class C)
6,000,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	5.999	02/15/51	5,763,768
		Series - 2007 LD12 (Class AJ)
3,400,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	3,768,618
		Series - 2007 LD12 (Class AM)
3,705,630	i	JP Morgan Mortgage Acquisition Corp	0.265	10/25/36	3,638,403
		Series - 0 CH2 (Class AV3)
2,496,223	i	JP Morgan Mortgage Trust	2.550	11/25/33	2,512,256
		Series - 2006 A2 (Class 5A3)
330,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	356,413
		Series - 2006 C7 (Class AM)
4,960,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	5,234,025
		Series - 2007 C2 (Class AM)
1,080,000	i	LB-UBS Commercial Mortgage Trust	5.057	09/15/40	1,129,136
		Series - 2005 C5 (Class AJ)
2,068,823		Lehman Mortgage Trust	5.500	11/25/35	1,943,766
		Series - 2005 1 (Class 2A4)
1,955,013	i	Merrill Lynch Mortgage Investors, Inc	2.494	12/25/35	1,927,911
		Series - 2005 A9 (Class 2A1B)
75,000	i	Merrill Lynch Mortgage Trust	6.263	02/12/51	80,966
		Series - 0 C1 (Class AJA)
4,000,000	g,i	Morgan Stanley Capital I	5.810	08/12/41	4,206,856
		Series - 2006 T23 (Class B)
1,040,000	i	Morgan Stanley Capital I	5.832	07/12/44	1,096,507
		Series - 2006 HQ9 (Class B)
1,830,000	i	Morgan Stanley Capital I	5.842	07/12/44	1,860,045
		Series - 2006 HQ9 (Class C)
151

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$82,000	g,i	Morgan Stanley Capital I	5.252%	09/15/47	$84,434
		Series - 2011 C1 (Class D)
173,629	i	Opteum Mortgage Acceptance Corp	0.565	02/25/35	172,676
		Series - 2005 1 (Class A4)
2,513,746		RALI Trust	4.250	12/26/33	2,565,662
		Series - 2003 QS22 (Class A5)
497,848	i	RALI Trust	0.465	01/25/35	487,728
		Series - 2005 QA1 (Class A1)
812,640		Residential Accredit Loans, Inc	4.350	03/25/34	826,192
		Series - 2004 QS4 (Class A1)
942,918		RFMSI Trust	5.500	03/25/35	953,774
		Series - 2005 S2 (Class A6)
974,609	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	995,867
		Series - 2012 1A (Class A)
437,168	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	445,354
		Series - 0 2A (Class A)
2,500,958	i	Structured Adjustable Rate Mortgage Loan Trust	0.505	08/25/35	2,352,654
		Series - 2005 16XS (Class A1)
3,655,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	3,932,754
		Series - 2007 C30 (Class AM)
5,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.969	05/15/46	5,091,395
		Series - 2007 C34 (Class AJ)
275,000		Wachovia Bank Commercial Mortgage Trust	5.500	04/15/47	303,988
		Series - 2007 C31 (Class A5)
1,095,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	1,192,221
		Series - 2007 C31 (Class AM)
4,000,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	3,970,064
		Series - 2007 C31 (Class AJ)
1,413,865	i	WaMu Mortgage Pass-Through Certificates	0.515	12/25/45	1,251,678
		Series - 2005 AR19 (Class A1B3)
3,706,471	i	WAMU Mortgage Pass-Through Certificates	0.435	07/25/45	3,388,163
		Series - 0 AR8 (Class 1A1A)
		TOTAL OTHER MORTGAGE BACKED			116,485,407

		TOTAL STRUCTURED ASSETS			234,090,516
		(Cost $229,171,491)

		TOTAL BONDS			1,977,851,144
		(Cost $1,972,076,531)

SHORT-TERM INVESTMENTS - 17.5%
GOVERNMENT AGENCY DEBT - 3.0%
16,153,000		Federal Home Loan Bank (FHLB)	0.080	02/19/14	16,151,241
2,300,000		FHLB	0.055	02/26/14	2,299,803
4,000,000		FHLB	0.105	03/21/14	3,999,652
14,700,000		Federal Home Loan Mortgage Corp (FHLMC)	0.040	01/21/14	14,699,673
8,200,000		FHLMC	0.037	01/23/14	8,199,815
20,000,000		FHLMC	0.060	03/10/14	19,998,520
		TOTAL GOVERNMENT AGENCY DEBT			65,348,704
152

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
TREASURY DEBT - 14.5%
$15,000,000		United States Treasury Bill	0.021%	01/02/14	$14,999,991
1,700,000		United States Treasury Bill	0.075	02/27/14	1,699,798
25,600,000	d	United States Treasury Bill	0.055-0.081	03/06/14	25,597,645
2,300,000		United States Treasury Bill	0.053	03/13/14	2,299,821
3,000,000	d	United States Treasury Bill	0.063	04/03/14	2,999,469
20,000,000	d	United States Treasury Bill	0.060-0.061	04/17/14	19,997,820
48,000,000	d	United States Treasury Bill	0.065-0.077	04/24/14	47,991,024
55,700,000	d	United States Treasury Bill	0.063-0.108	07/24/14	55,675,659
60,800,000	d	United States Treasury Bill	0.071-0.106	08/21/14	60,772,701
43,000,000	d	United States Treasury Bill	0.091-0.096	09/18/14	42,976,780
35,000,000	d	United States Treasury Note	1.250	04/15/14	35,113,470
		TOTAL TREASURY DEBT			310,124,178

		TOTAL SHORT-TERM INVESTMENTS			375,472,882
		(Cost $375,459,222)

		TOTAL INVESTMENTS - 113.7%			2,442,432,986
		(Cost $2,436,162,894)
		OTHER ASSETS & LIABILITIES, NET - (13.7)%			(293,692,242)
		NET ASSETS - 100.0%			$2,148,740,744

d	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on mortgage dollar rolls.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $345,838,518 or 16.1% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.
o	Payment in Kind Bond.
153

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 13.0%

AUTOMOBILES & COMPONENTS - 0.8%
$11,578,950	i	Allison Transmission, Inc	3.750%	08/23/19	$11,633,255
8,799,252	i	DaimlerChrysler Group LLC	4.250	05/24/17	8,851,784
		TOTAL AUTOMOBILES & COMPONENTS			20,485,039

CAPITAL GOODS - 1.1%
11,060,280	i	FMG Resources August 2006 Pty Ltd	4.250	06/30/19	11,195,105
7,835,363		Generac Power Systems, Inc	3.500	05/30/18	7,832,072
9,801,000	i	Sequa Corp	5.250	06/19/17	9,550,683
		TOTAL CAPITAL GOODS			28,577,860

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
14,812,500	i	Pilot Corp	4.250	08/07/19	14,858,863
9,975,000		Pitney Bowes Management	7.500	09/03/19	10,024,875
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			24,883,738

CONSUMER SERVICES - 2.8%
9,100,000	i	ARAMARK Corp	4.000	09/07/19	9,153,053
8,379,000	i	Boyd Gaming Corp	4.000	08/14/20	8,392,071
2,226,290	i	Burger King Corp	3.750	09/28/19	2,233,704
9,473,684	i	Hilton Worldwide	4.000	10/25/20	9,544,737
12,500,000		Marina District Finance Co, Inc	6.750	08/15/18	12,539,125
5,346,000	i	MGM Resorts International	3.500	12/20/19	5,356,050
11,890,151	i	Peninsula Gaming LLC	4.250	11/20/17	11,959,471
9,000,000	h,i	Spin Holdco, Inc	4.250	11/08/19	9,039,420
4,500,000		Spin Holdco, Inc	4.250	11/08/19	4,528,125
		TOTAL CONSUMER SERVICES			72,745,756

ENERGY - 0.6%
16,745,161	i	Arch Coal, Inc	5.750	05/16/18	16,497,500
		TOTAL ENERGY			16,497,500

FOOD & STAPLES RETAILING - 0.5%
2,000,000	i	Rite Aid Corp	5.750	08/21/20	2,046,880
11,000,000	i	Rite Aid Corp	4.875	06/21/21	11,146,630
		TOTAL FOOD & STAPLES RETAILING			13,193,510

FOOD, BEVERAGE & TOBACCO - 0.2%
4,848,955	i	Del Monte Foods Co	4.000	03/08/18	4,860,156
		TOTAL FOOD, BEVERAGE & TOBACCO			4,860,156

HEALTH CARE EQUIPMENT & SERVICES - 1.6%
11,940,000	i	Apria Healthcare Group, Inc	6.750	04/05/20	11,964,835
6,599,960	i	Biomet, Inc	4.500	07/25/17	6,637,118
154

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$11,260,743	i	Capsugel Holdings US, Inc	3.500%	08/01/18	$11,253,761
7,920,000	i	DaVita, Inc	4.000	11/01/19	7,969,500
3,989,959	i	Kinetic Concepts, Inc	4.500	05/04/18	4,009,909
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			41,835,123

INSURANCE - 0.5%
13,994,250	i	Compass Investors, Inc	5.000	12/27/19	14,042,390
		TOTAL INSURANCE			14,042,390

MATERIALS - 0.3%
8,731,125	i	Tronox Pigments BV	4.500	03/19/20	8,838,081
		TOTAL MATERIALS			8,838,081

MEDIA - 0.4%
5,205,544	i	MTL Publishing LLC	4.250	06/29/18	5,219,651
4,895,636	i	Univision Communications, Inc	4.500	03/01/20	4,917,078
		TOTAL MEDIA			10,136,729

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
596,124	i	NBTY, Inc	3.500	10/01/17	599,320
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			599,320

REAL ESTATE - 0.2%
4,200,000	i	CityCenter Holdings LLC	5.000	10/16/20	4,257,708
		TOTAL REAL ESTATE			4,257,708

RETAILING - 0.5%
13,800,188	i	Academy Ltd	4.500	08/03/18	13,869,189
		TOTAL RETAILING			13,869,189

SOFTWARE & SERVICES - 1.2%
375,248	i	IMS Health, Inc	3.750	09/01/17	376,246
4,502,418	h,i	Infor US, Inc	3.750	06/03/20	4,492,108
4,502,418	i	Lawson Software, Inc	5.250	04/05/18	4,512,729
12,000,000	i	Mitchell International, Inc	8.500	10/11/21	12,157,560
6,470,663	i	P2 Lower Acquisition LLC	5.500	10/22/20	6,486,840
4,455,000	i	SunGard Data Systems, Inc	4.500	01/31/20	4,473,577
		TOTAL SOFTWARE & SERVICES			32,499,060

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
20,000,000	i	Scientific Games International, Inc	4.250	10/18/20	20,005,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			20,005,000

TELECOMMUNICATION SERVICES - 0.4%
10,000,000		Internap Network Services Corp	6.000	10/30/19	9,950,000
		TOTAL TELECOMMUNICATION SERVICES			9,950,000

UTILITIES - 0.2%
4,443,750	i	Calpine Corp	4.000	10/09/19	4,469,524
		TOTAL UTILITIES			4,469,524

		TOTAL BANK LOAN OBLIGATIONS			$341,745,683
		(Cost $339,453,466)
155

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BONDS - 83.9%

CORPORATE BONDS - 83.9%

AUTOMOBILES & COMPONENTS - 0.5%
$5,000,000		DaimlerChrysler Group LLC	8.000%	06/15/19	$5,525,000
7,600,000		Goodyear Tire & Rubber Co	6.500	03/01/21	8,056,000
		TOTAL AUTOMOBILES & COMPONENTS			13,581,000

BANKS - 2.3%
1,683,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.750	04/28/21	1,798,706
13,300,000	i	Fifth Third Bancorp	5.100	12/30/49	11,770,500
2,600,000	i	JPMorgan Chase & Co	7.900	12/30/49	2,866,500
9,500,000	i	JPMorgan Chase & Co	5.150	12/30/49	8,526,250
4,750,000	g,i	Lloyds Banking Group plc	6.657	12/30/49	4,583,750
9,250,000		Royal Bank of Scotland Group plc	6.125	12/15/22	9,453,509
4,500,000		Royal Bank of Scotland Group plc	6.100	06/10/23	4,536,432
9,000,000		Royal Bank of Scotland Group plc	6.000	12/19/23	9,064,080
4,000,000	i	Royal Bank of Scotland Group plc	7.640	12/30/49	3,900,000
4,000,000	i	Royal Bank of Scotland Group plc	7.648	12/30/49	4,180,000
		TOTAL BANKS			60,679,727

CAPITAL GOODS - 2.5%
4,550,000		Access Midstream Partners LP	5.875	04/15/21	4,845,750
2,875,000		Alliant Techsystems, Inc	6.875	09/15/20	3,101,406
2,300,000		Anixter, Inc	5.625	05/01/19	2,417,875
2,000,000		Chesapeake Midstream Partners LP	6.125	07/15/22	2,140,000
1,859,000	g	FMG Resources August 2006 Pty Ltd	7.000	11/01/15	1,928,712
5,250,000	g	FMG Resources August 2006 Pty Ltd	8.250	11/01/19	5,893,125
6,300,000	g	FMG Resources August 2006 Pty Ltd	6.875	04/01/22	6,867,000
3,700,000	g	Rexel S.A.	6.125	12/15/19	3,866,500
9,250,000	g	Rexel S.A.	5.250	06/15/20	9,296,250
3,375,000	g	Schaeffler Finance BV	7.750	02/15/17	3,830,625
8,275,000	g	Schaeffler Finance BV	8.500	02/15/19	9,309,375
3,158,000	g	Sealed Air Corp	8.125	09/15/19	3,544,855
1,600,000	g	Sealed Air Corp	6.500	12/01/20	1,720,000
4,158,000	g	Sealed Air Corp	8.375	09/15/21	4,719,330
2,250,000		SPX Corp	6.875	09/01/17	2,542,500
		TOTAL CAPITAL GOODS			66,023,303

COMMERCIAL & PROFESSIONAL SERVICES - 3.4%
3,725,000	g	ADT Corp	6.250	10/15/21	3,911,250
8,150,000		Clean Harbors, Inc	5.250	08/01/20	8,394,500
1,925,000		Clean Harbors, Inc	5.125	06/01/21	1,944,250
5,000,000	g,o	Neovia Logistics Intermediate Holdings LLC	10.000	02/15/18	5,050,000
12,825,000		RR Donnelley & Sons Co	7.875	03/15/21	14,235,750
1,361,000		RR Donnelley & Sons Co	7.250	05/15/18	1,544,735
5,775,000		RR Donnelley & Sons Co	8.250	03/15/19	6,612,375
156

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,675,000		RR Donnelley & Sons Co	7.000%	02/15/22	$1,800,625
8,650,000		RR Donnelley & Sons Co	6.500	11/15/23	8,736,500
21,200,000	g	SPL Logistics Escrow LLC	8.875	08/01/20	22,525,000
3,000,000		United Rentals North America, Inc	7.375	05/15/20	3,326,250
4,700,000		United Rentals North America, Inc	8.250	02/01/21	5,299,250
2,825,000		United Rentals North America, Inc	7.625	04/15/22	3,139,281
3,334,000		Visant Corp	10.000	10/01/17	3,233,980
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			89,753,746

CONSUMER DURABLES & APPAREL - 2.1%
4,500,000		Beazer Homes USA, Inc	6.625	04/15/18	4,826,250
4,500,000	g	Beazer Homes USA, Inc	7.500	09/15/21	4,657,500
3,525,000		Hanesbrands, Inc	6.375	12/15/20	3,851,063
4,750,000		KB Home	8.000	03/15/20	5,248,750
14,250,000		KB Home	7.000	12/15/21	14,855,625
6,150,000		Levi Strauss & Co	6.875	05/01/22	6,765,000
12,403,000		Libbey Glass, Inc	6.875	05/15/20	13,395,240
1,800,000		Standard Pacific Corp	8.375	01/15/21	2,097,000
		TOTAL CONSUMER DURABLES & APPAREL			55,696,428

CONSUMER SERVICES - 3.8%
6,026,000		Ameristar Casinos, Inc	7.500	04/15/21	6,538,210
3,375,000	g	ARAMARK Corp	5.750	03/15/20	3,526,875
11,227,000		Boyd Gaming Corp	9.000	07/01/20	12,293,565
7,700,000	g	Ceridian HCM Holding, Inc	11.000	03/15/21	8,874,250
2,500,000		DineEquity, Inc	9.500	10/30/18	2,775,000
3,500,000		MGM Resorts International	11.375	03/01/18	4,445,000
7,000,000		MGM Resorts International	5.250	03/31/20	6,947,500
4,250,000		MGM Resorts International	6.750	10/01/20	4,547,500
9,525,000		MGM Resorts International	6.625	12/15/21	10,072,688
12,500,000		MGM Resorts International	7.750	03/15/22	13,968,750
2,950,000	g	Service Corp International	5.375	01/15/22	2,986,875
14,435,000	g	Six Flags Entertainment Corp	5.250	01/15/21	14,110,212
6,900,000		Speedway Motorsports, Inc	6.750	02/01/19	7,331,250
		TOTAL CONSUMER SERVICES			98,417,675

DIVERSIFIED FINANCIALS - 5.8%
9,000,000		Ally Financial, Inc	4.750	09/10/18	9,416,250
4,500,000	g	Aralco Finance SA	10.125	05/07/20	2,520,000
4,000,000		CIT Group, Inc	5.250	03/15/18	4,290,000
2,000,000	g	CIT Group, Inc	6.625	04/01/18	2,247,500
3,000,000	g	CIT Group, Inc	5.500	02/15/19	3,217,500
9,500,000	i	Citigroup, Inc	5.350	12/30/49	8,341,000
2,000,000		General Motors Acceptance Corp LLC	8.000	11/01/31	2,380,000
3,000,000	g	General Motors Financial Co, Inc	4.750	08/15/17	3,183,750
3,200,000	g	General Motors Financial Co, Inc	3.250	05/15/18	3,200,000
7,000,000		GMAC, Inc	8.000	03/15/20	8,391,250
4,000,000		GMAC, Inc	7.500	09/15/20	4,660,000
7,000,000		GMAC, Inc	8.000	11/01/31	8,373,750
16,068,000	g,i	ILFC E-Capital Trust I	5.460	12/21/65	14,702,220
2,232,000		International Lease Finance Corp	8.750	03/15/17	2,628,180
8,000,000		International Lease Finance Corp	6.250	05/15/19	8,660,000
157

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,600,000		International Lease Finance Corp	8.250%	12/15/20	$4,212,000
9,500,000		International Lease Finance Corp	4.625	04/15/21	9,072,500
11,000,000		International Lease Finance Corp	5.875	08/15/22	10,972,500
19,325,000		SLM Corp	5.500	01/15/19	20,054,557
20,350,000		SLM Corp	4.875	06/17/19	20,277,819
		TOTAL DIVERSIFIED FINANCIALS			150,800,776

ENERGY - 12.6%
5,000,000		Arch Coal, Inc	7.000	06/15/19	3,975,000
4,700,000		Ashland, Inc	6.875	05/15/43	4,441,500
5,700,000	g	Atlas Pipeline Partners LP	4.750	11/15/21	5,215,500
8,000,000	g	Calumet Specialty Products Partners LP	7.625	01/15/22	8,080,000
3,500,000		Chaparral Energy, Inc	8.250	09/01/21	3,797,500
7,400,000		Chaparral Energy, Inc	7.625	11/15/22	7,918,000
10,000,000		Chesapeake Energy Corp	5.375	06/15/21	10,350,000
2,046,000		Chesapeake Energy Corp	5.750	03/15/23	2,107,380
5,106,000		Cimarex Energy Co	5.875	05/01/22	5,399,595
2,750,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	2,870,312
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,085,000
8,450,000		Concho Resources, Inc	5.500	04/01/23	8,703,500
1,500,000		Consol Energy Inc	8.250	04/01/20	1,623,750
6,120,000		Crestwood Midstream Partners LP	6.000	12/15/20	6,303,600
2,000,000	g	Crestwood Midstream Partners LP	6.125	03/01/22	2,050,000
3,975,000	g	EDC Finance Ltd	4.875	04/17/20	3,860,719
5,000,000		EP Energy LLC	6.875	05/01/19	5,381,250
11,000,000		EP Energy LLC	9.375	05/01/20	12,691,250
6,030,000		EP Energy LLC	7.750	09/01/22	6,753,600
12,900,000	g	Exterran Partners LP	6.000	04/01/21	12,803,250
2,850,000		Halcon Resources Corp	9.750	07/15/20	2,971,125
13,300,000		Halcon Resources Corp	8.875	05/15/21	13,433,000
6,750,000		Linn Energy LLC	6.500	05/15/19	6,885,000
9,600,000	g	Linn Energy LLC	7.000	11/01/19	9,696,000
5,625,000		Linn Energy LLC	7.750	02/01/21	5,948,437
2,560,000		MarkWest Energy Partners LP	6.750	11/01/20	2,777,600
2,249,000		MarkWest Energy Partners LP	6.250	06/15/22	2,378,317
2,800,000		Newfield Exploration Co	6.875	02/01/20	2,999,500
13,900,000	g	Oasis Petroleum, Inc	6.875	03/15/22	14,734,000
13,500,000	g	Pacific Rubiales Energy Corp	5.375	01/26/19	13,601,250
4,800,000		Peabody Energy Corp	6.000	11/15/18	5,112,000
1,000,000		Peabody Energy Corp	6.500	09/15/20	1,052,500
9,500,000		Peabody Energy Corp	6.250	11/15/21	9,595,000
3,000,000		Peabody Energy Corp	4.750	12/15/41	2,371,875
2,665,000		Precision Drilling Corp	6.500	12/15/21	2,838,225
11,391,000		Precision Drilling Trust	6.625	11/15/20	12,159,893
1,000,000		Range Resources Corp	6.750	08/01/20	1,082,500
2,665,000		Range Resources Corp	5.000	08/15/22	2,618,363
4,000,000		Regency Energy Partners LP	5.750	09/01/20	4,130,000
5,400,000		Regency Energy Partners LP	6.500	07/15/21	5,724,000
4,685,000	g	Rockies Express Pipeline LLC	6.000	01/15/19	4,333,625
2,000,000		SandRidge Energy, Inc	8.750	01/15/20	2,155,000
6,670,000		SandRidge Energy, Inc	7.500	03/15/21	6,986,825
7,042,000		SandRidge Energy, Inc	8.125	10/15/22	7,464,520
158

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,150,000		SandRidge Energy, Inc	7.500%	02/15/23	$4,212,250
8,850,000		SESI LLC	7.125	12/15/21	9,867,750
4,000,000		SM Energy Co	6.500	11/15/21	4,240,000
5,795,000		SM Energy Co	6.500	01/01/23	6,077,506
4,350,000		Tesoro Corp	5.375	10/01/22	4,404,375
6,185,000	g	Ultra Petroleum Corp	5.750	12/15/18	6,355,088
30,900,000		Whiting Petroleum Corp	5.000	03/15/19	31,595,250
4,000,000		WPX Energy, Inc	6.000	01/15/22	4,000,000
		TOTAL ENERGY			329,211,480

FOOD & STAPLES RETAILING - 1.2%
15,000,000		Ingles Markets, Inc	5.750	06/15/23	14,700,000
5,000,000		Rite Aid Corp	6.750	06/15/21	5,243,750
3,800,000		Stater Bros Holdings, Inc	7.375	11/15/18	4,018,500
7,610,000	g	Sun Merger Sub, Inc	5.250	08/01/18	7,971,475
		TOTAL FOOD & STAPLES RETAILING			31,933,725

FOOD, BEVERAGE & TOBACCO - 1.1%
6,575,000		Del Monte Foods Co	7.625	02/15/19	6,829,781
3,150,000	g	Post Holdings, Inc	7.375	02/15/22	3,370,500
12,185,000		Post Holdings, Inc	7.375	02/15/22	13,037,950
5,509,000		Smithfield Foods, Inc	6.625	08/15/22	5,839,540
		TOTAL FOOD, BEVERAGE & TOBACCO			29,077,771

HEALTH CARE EQUIPMENT & SERVICES - 5.9%
2,252,000		Biomet, Inc	6.500	08/01/20	2,364,600
1,625,000		CHS/Community Health Systems	5.125	08/15/18	1,677,812
14,950,000		CHS/Community Health Systems	8.000	11/15/19	16,220,750
5,047,000	g	Fresenius Medical Care Capital Trust	5.750	02/15/21	5,349,820
5,000,000	g	Fresenius Medical Care II	5.625	07/31/19	5,400,000
575,000		HCA Holdings, Inc	6.250	02/15/21	601,594
705,000		HCA Holdings, Inc	7.750	05/15/21	770,212
10,000,000		HCA, Inc	6.500	02/15/20	10,987,500
13,600,000		HCA, Inc	7.500	02/15/22	14,926,000
6,800,000		HCA, Inc	5.875	03/15/22	7,021,000
15,000,000		HCA, Inc	5.875	05/01/23	14,812,500
900,000		HCA, Inc	7.500	11/06/33	900,000
9,200,000		Kinetic Concepts, Inc	10.500	11/01/18	10,580,000
8,000,000		Kinetic Concepts, Inc	12.500	11/01/19	9,000,000
7,295,000		LifePoint Hospitals, Inc	6.625	10/01/20	7,769,175
6,075,000	g	LifePoint Hospitals, Inc	5.500	12/01/21	6,097,781
2,500,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	2,452,472
4,450,000	g	Tenet Healthcare Corp	6.000	10/01/20	4,644,688
4,225,000		Tenet Healthcare Corp	4.375	10/01/21	3,971,500
17,400,000		Tenet Healthcare Corp	8.125	04/01/22	18,748,500
1,750,000		Tenet Healthcare Corp	6.875	11/15/31	1,522,500
7,375,000	g	VPII Escrow Corp	7.500	07/15/21	8,094,063
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			153,912,467

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
4,800,000	g	First Quality Finance Co, Inc	4.625	05/15/21	4,560,000
4,000,000		Reynolds Group Issuer, Inc	8.500	05/15/18	4,220,000
159

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$13,125,000		Reynolds Group Issuer, Inc	5.750%	10/15/20	$13,387,500
5,000,000		Reynolds Group Issuer, Inc	6.875	02/15/21	5,387,500
1,750,000	g	Spectrum Brands Escrow Corp	6.375	11/15/20	1,868,125
1,750,000	g	Spectrum Brands Escrow Corp	6.625	11/15/22	1,861,563
3,000,000		Spectrum Brands, Inc	6.750	03/15/20	3,228,750
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			34,513,438

INSURANCE - 1.0%
11,200,000	g	Fidelity & Guaranty Life Holdings, Inc	6.375	04/01/21	11,760,000
3,155,000	g	HBOS plc	6.000	11/01/33	3,041,010
11,250,000	g	Onex USI Aquisition Corp	7.750	01/15/21	11,503,125
		TOTAL INSURANCE			26,304,135

MATERIALS - 4.2%
4,750,000		ArcelorMittal	5.750	08/05/20	5,046,875
4,750,000		ArcelorMittal	6.000	03/01/21	5,035,000
4,750,000		ArcelorMittal	6.750	02/25/22	5,165,625
3,700,000		ArcelorMittal	7.500	10/15/39	3,635,250
5,700,000		ArcelorMittal	7.250	03/01/41	5,443,500
3,700,000	g	Belden, Inc	5.500	09/01/22	3,626,000
5,939,000	g	CommScope, Inc	8.250	01/15/19	6,510,629
2,000,000		Crown Americas LLC	6.250	02/01/21	2,170,000
14,400,000	g	Eldorado Gold Corp	6.125	12/15/20	13,860,000
600,000		Greif, Inc	7.750	08/01/19	681,000
7,200,000		Hexion US Finance Corp	8.875	02/01/18	7,479,000
13,710,000		Hexion US Finance Corp	6.625	04/15/20	14,052,750
2,500,000		Lafarge S.A.	7.125	07/15/36	2,606,250
1,133,000		PolyOne Corp	5.250	03/15/23	1,104,675
10,500,000		Rosetta Resources, Inc	5.625	05/01/21	10,473,750
2,778,000	g	Sappi Papier Holding AG.	6.625	04/15/21	2,736,330
2,000,000	g	Sappi Papier Holding GmbH	7.750	07/15/17	2,190,000
5,800,000	g	Sappi Papier Holding GmbH	8.375	06/15/19	6,365,500
800,000		Steel Dynamics, Inc	6.125	08/15/19	866,000
650,000		Steel Dynamics, Inc	6.375	08/15/22	702,000
11,140,000		Tronox Finance LLC	6.375	08/15/20	11,362,800
		TOTAL MATERIALS			111,112,934

MEDIA - 7.7%
1,825,000		AMC Entertainment Holdings, Inc	9.750	12/01/20	2,087,344
7,700,000		AMC Entertainment, Inc	8.750	06/01/19	8,229,375
4,500,000		Cablevision Systems Corp	5.875	09/15/22	4,308,750
5,375,000		CCO Holdings LLC	8.125	04/30/20	5,831,875
4,175,000		CCO Holdings LLC	6.500	04/30/21	4,289,812
1,960,000		CCO Holdings LLC	6.625	01/31/22	2,018,800
5,950,000		CCO Holdings LLC	5.125	02/15/23	5,518,625
1,000,000		Cinemark USA, Inc	7.375	06/15/21	1,105,000
13,110,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	13,781,888
940,000		Clear Channel Worldwide Holdings, Inc	7.625	03/15/20	977,600
2,010,000		Clear Channel Worldwide Holdings, Inc	6.500	11/15/22	2,037,637
10,250,000		CSC Holdings LLC	6.750	11/15/21	11,044,375
3,705,000		DISH DBS Corp	4.625	07/15/17	3,880,987
13,900,000		DISH DBS Corp	4.250	04/01/18	14,178,000
160

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$8,000,000		DISH DBS Corp	6.750%	06/01/21	$8,480,000
2,000,000		DISH DBS Corp	5.875	07/15/22	2,000,000
7,500,000	g	IAC	4.875	11/30/18	7,668,750
4,075,000		Lamar Media Corp	5.875	02/01/22	4,176,875
8,000,000		Lamar Media Corp	5.000	05/01/23	7,600,000
750,000	g	Lynx I Corp	5.375	04/15/21	750,000
6,800,000	g	Lynx II Corp	6.375	04/15/23	6,919,000
8,000,000		Nielsen Finance LLC	4.500	10/01/20	7,780,000
9,500,000	g	PNK Finance Corp	6.375	08/01/21	9,713,750
7,650,000		Regal Entertainment Group	5.750	06/15/23	7,516,125
2,275,000		Regal Entertainment Group	5.750	02/01/25	2,144,188
15,400,000	g	Sirius XM Radio, Inc	5.875	10/01/20	15,708,000
2,000,000	g	Unitymedia Hessen GmbH & Co KG	7.500	03/15/19	2,175,000
13,100,000	g	Unitymedia Hessen GmbH & Co KG	5.500	01/15/23	12,707,000
5,193,000	g	Univision Communications, Inc	7.875	11/01/20	5,705,809
2,000,000	g	Univision Communications, Inc	8.500	05/15/21	2,200,000
7,625,000	g	Univision Communications, Inc	6.750	09/15/22	8,349,375
8,025,000	g	Univision Communications, Inc	5.125	05/15/23	8,014,969
2,700,000		WideOpenWest Finance LLC	10.250	07/15/19	2,997,000
		TOTAL MEDIA			201,895,909

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.8%
6,675,000	g,o	Capsugel S.A.	7.000	05/15/19	6,800,156
2,577,000		Endo Health Solutions, Inc	7.250	01/15/22	2,757,390
3,389,000		Endo Pharmaceuticals Holdings, Inc	7.000	07/15/19	3,626,230
1,250,000		Endo Pharmaceuticals Holdings, Inc	7.000	12/15/20	1,337,500
2,000,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	2,155,000
14,200,400	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	14,963,671
1,900,000	g	Valeant Pharmaceuticals International, Inc	6.750	08/15/21	2,014,000
1,950,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	1,959,750
10,000,000	g	Valeant Pharmaceuticals International, Inc	7.250	07/15/22	10,762,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			46,376,197

RETAILING - 4.3%
4,000,000		AmeriGas Finance LLC	7.000	05/20/22	4,340,000
5,000,000		AmeriGas Partners LP	6.250	08/20/19	5,375,000
12,500,000		Asbury Automotive Group, Inc	8.375	11/15/20	14,046,875
2,000,000		AutoNation, Inc	6.750	04/15/18	2,315,000
4,166,000		AutoNation, Inc	5.500	02/01/20	4,473,242
13,700,000	g	BC Mountain LLC	7.000	02/01/21	13,837,000
4,180,000		Ferrellgas LP	6.500	05/01/21	4,263,600
2,150,000	g	Ferrellgas LP	6.750	01/15/22	2,182,250
10,838,000		Ferrellgas Partners LP	8.625	06/15/20	11,406,995
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,000,875
3,000,000		JC Penney Corp, Inc	6.375	10/15/36	2,235,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,104,687
1,000,000		Limited Brands, Inc	6.625	04/01/21	1,097,500
5,000,000	g	Murphy Oil USA, Inc	6.000	08/15/23	5,025,000
11,759,000		Penske Automotive Group, Inc	5.750	10/01/22	12,023,578
12,275,000	g,o	Schaeffler Holding Finance BV	6.875	08/15/18	13,011,500
5,000,000		Sonic Automotive, Inc	7.000	07/15/22	5,431,250
3,975,000		Sonic Automotive, Inc	5.000	05/15/23	3,726,563
161

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,325,000	g	WEX, Inc	4.750%	02/01/23	$3,979,000
		TOTAL RETAILING			111,874,915

SOFTWARE & SERVICES - 2.8%
8,400,000	g	Activision Blizzard, Inc	5.625	09/15/21	8,694,000
4,450,000	g	Activision Blizzard, Inc	6.125	09/15/23	4,639,125
12,085,000	g	Audatex North America, Inc	6.000	06/15/21	12,659,038
12,575,000	g	BMC Software Finance, Inc	8.125	07/15/21	12,952,250
5,775,000		Equinix, Inc	4.875	04/01/20	5,746,125
4,800,000	g	IMS Health, Inc	12.500	03/01/18	5,676,000
2,000,000	g	IMS Health, Inc	6.000	11/01/20	2,125,000
6,725,000		NCR Corp	4.625	02/15/21	6,439,187
5,350,000	g	NCR Escrow Corp	5.875	12/15/21	5,450,313
3,000,000	g	Nielsen Co Luxembourg SARL	5.500	10/01/21	3,045,000
5,580,000		SunGard Data Systems, Inc	6.625	11/01/19	5,859,000
2,000,000		SunGard Data Systems, Inc	7.625	11/15/20	2,180,000
		TOTAL SOFTWARE & SERVICES			75,465,038

TECHNOLOGY HARDWARE & EQUIPMENT - 1.3%
2,825,000	g	NXP BV	3.750	06/01/18	2,846,187
9,500,000	g	NXP Funding LLC	5.750	02/15/21	9,927,500
7,850,000	g	NXP Funding LLC	5.750	03/15/23	7,987,375
2,500,000		Scientific Games Corp	8.125	09/15/18	2,681,250
5,611,000		Scientific Games Corp	9.250	06/15/19	6,017,798
4,000,000		Scientific Games International, Inc	6.250	09/01/20	4,100,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			33,560,110

TELECOMMUNICATION SERVICES - 11.7%
2,000,000		CenturyLink, Inc	5.625	04/01/20	2,035,000
6,000,000		CenturyLink, Inc	6.450	06/15/21	6,240,000
7,300,000		CenturyLink, Inc	5.800	03/15/22	7,208,750
7,375,000		CenturyLink, Inc	6.750	12/01/23	7,467,188
3,300,000		CenturyLink, Inc	7.650	03/15/42	2,945,250
3,200,000		Citizens Communications Co	7.125	03/15/19	3,448,000
2,750,000		Citizens Communications Co	9.000	08/15/31	2,701,875
8,800,000	g,o	CommScope Holding Co, Inc	6.625	06/01/20	9,152,000
14,150,000		Frontier Communications Corp	8.500	04/15/20	15,848,000
3,225,000		Frontier Communications Corp	7.125	01/15/23	3,184,687
4,250,000		Intelsat Jackson Holdings S.A.	6.625	12/15/22	4,377,500
3,000,000		Intelsat Jackson Holdings S.A.	7.250	04/01/19	3,240,000
6,000,000		Intelsat Jackson Holdings S.A.	7.250	10/15/20	6,562,500
4,837,000		Intelsat Jackson Holdings S.A.	7.500	04/01/21	5,332,792
11,050,000	g	Intelsat Jackson Holdings S.A.	5.500	08/01/23	10,511,313
1,800,000	g	Intelsat Luxembourg S.A.	6.750	06/01/18	1,912,500
11,050,000	g	Intelsat Luxembourg S.A.	7.750	06/01/21	11,851,125
6,450,000	g	Intelsat Luxembourg S.A.	8.125	06/01/23	6,917,625
6,650,000	g	MetroPCS Wireless, Inc	6.625	04/01/23	6,866,125
9,724,000		Sprint Capital Corp	6.900	05/01/19	10,623,470
3,507,000		Sprint Capital Corp	6.875	11/15/28	3,305,347
2,050,000		Sprint Capital Corp	8.750	03/15/32	2,198,625
8,075,000	g	Sprint Corp	7.250	09/15/21	8,670,531
10,250,000	g	Sprint Corp	7.875	09/15/23	11,018,750
162

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$14,250,000	g	Sprint Corp	7.125%	06/15/24	$14,463,750
5,000,000		Sprint Nextel Corp	6.000	12/01/16	5,456,250
4,500,000	g	Sprint Nextel Corp	9.000	11/15/18	5,422,500
3,125,000	g	Sprint Nextel Corp	7.000	03/01/20	3,484,375
16,375,000		Sprint Nextel Corp	6.000	11/15/22	15,965,625
10,638,000		Starz LLC	5.000	09/15/19	10,877,355
2,850,000		Telecom Italia Capital S.A.	7.175	06/18/19	3,199,125
2,850,000		Telecom Italia Capital S.A.	6.375	11/15/33	2,579,250
2,850,000		Telecom Italia Capital S.A.	6.000	09/30/34	2,468,813
4,750,000		Telecom Italia Capital S.A.	7.721	06/04/38	4,750,000
2,850,000	g	T-Mobile USA, Inc	5.250	09/01/18	2,999,625
12,350,000		T-Mobile USA, Inc	6.542	04/28/20	13,121,875
4,750,000		T-Mobile USA, Inc	6.633	04/28/21	4,999,375
4,750,000		T-Mobile USA, Inc	6.125	01/15/22	4,833,125
6,100,000		T-Mobile USA, Inc	6.731	04/28/22	6,359,250
525,000		T-Mobile USA, Inc	6.836	04/28/23	544,687
3,175,000		T-Mobile USA, Inc	6.500	01/15/24	3,214,688
2,750,000	g	Wind Acquisition Finance S.A.	11.750	07/15/17	2,925,313
13,786,000	g	Wind Acquisition Finance S.A.	7.250	02/15/18	14,509,765
2,500,000		Windstream Corp	7.875	11/01/17	2,856,250
2,105,000		Windstream Corp	8.125	09/01/18	2,262,875
14,250,000		Windstream Corp	7.750	10/01/21	15,105,000
2,000,000		Windstream Corp	7.500	04/01/23	2,010,000
8,575,000		Windstream Corp	6.375	08/01/23	8,017,625
		TOTAL TELECOMMUNICATION SERVICES			306,045,449

TRANSPORTATION - 2.4%
4,000,000	g	Bombardier, Inc	7.500	03/15/18	4,550,000
6,000,000	g	Bombardier, Inc	7.750	03/15/20	6,810,000
7,825,000	g	Bombardier, Inc	6.125	01/15/23	7,766,312
2,525,000		Bristow Group, Inc	6.250	10/15/22	2,665,642
13,170,000		Gulfmark Offshore, Inc	6.375	03/15/22	13,268,775
8,700,000		Hertz Corp	6.750	04/15/19	9,374,250
5,650,000		Hertz Corp	5.875	10/15/20	5,854,813
2,000,000		Hertz Corp	7.375	01/15/21	2,195,000
8,750,000	g	Meccanica Holdings USA, Inc	6.250	07/15/19	9,073,505
1,800,000	g	Meccanica Holdings USA, Inc	7.375	07/15/39	1,688,467
		TOTAL TRANSPORTATION			63,246,764

UTILITIES - 4.2%
5,600,000		AES Corp	8.000	10/15/17	6,580,000
11,145,000		AES Corp	7.375	07/01/21	12,565,987
4,797,000	g	Calpine Corp	7.500	02/15/21	5,234,726
11,821,000	g	Calpine Corp	7.875	01/15/23	12,914,443
5,435,000		El Paso Corp	7.750	01/15/32	5,516,818
3,000,000		NRG Energy, Inc	7.625	05/15/19	3,172,500
3,000,000		NRG Energy, Inc	8.250	09/01/20	3,322,500
11,320,000		NRG Energy, Inc	7.875	05/15/21	12,536,900
6,750,000		NRG Energy, Inc	6.625	03/15/23	6,800,625
1,765,000		QEP Resources, Inc	5.375	10/01/22	1,698,812
7,335,000		Questar Market Resources, Inc	6.875	03/01/21	7,866,787
8,335,000	g	Sabine Pass Liquefaction LLC	5.625	02/01/21	8,147,463
163

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,750,000	g	Sabine Pass Liquefaction LLC	5.625%	04/15/23	$4,441,250
7,570,000		Sabine Pass LNG LP	7.500	11/30/16	8,554,100
7,445,000		Sabine Pass LNG LP	6.500	11/01/20	7,724,188
1,055,000		Suburban Propane Partners LP	7.500	10/01/18	1,131,488
1,397,000		Suburban Propane Partners LP	7.375	08/01/21	1,522,730
		TOTAL UTILITIES			109,731,317

		TOTAL CORPORATE BONDS			2,199,214,304
		(Cost $2,140,853,134)

		TOTAL BONDS			2,199,214,304
		(Cost $2,140,853,134)

SHARES		COMPANY
PREFERRED STOCKS - 0.2%

BANKS - 0.2%
180,000		Regions Financial Corp	6.375	12/30/49	3,987,000
		TOTAL BANKS			3,987,000
		TOTAL PREFERRED STOCKS			3,987,000
		(Cost $4,500,000)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 0.6%
$15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.030	01/23/14	14,999,725
		TOTAL GOVERNMENT AGENCY DEBT			14,999,725

TREASURY DEBT - 1.3%
33,500,000		United States Treasury Bill	0.053	03/13/14	33,497,387
		TOTAL TREASURY DEBT			33,497,387

		TOTAL SHORT-TERM INVESTMENTS			48,497,112
		(Cost $48,496,223)

		TOTAL INVESTMENTS - 99.0%			2,593,444,099
		(Cost $2,533,302,823)
		OTHER ASSETS & LIABILITIES, NET - 1.0%			26,558,513
		NET ASSETS - 100.0%			$2,620,002,612

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $749,998,404 or 28.6% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
o	Payment in Kind Bond.
164

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS

INFLATION-LINKED BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
GOVERNMENT BONDS - 97.8%

U.S. TREASURY SECURITIES - 97.8%
$25,474,657	k	United States Treasury Inflation Indexed Bonds	2.000%	07/15/14	$26,035,889
54,522,139	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/15	56,166,309
58,944,319	k	United States Treasury Inflation Indexed Bonds	0.500	04/15/15	60,238,324
42,469,541	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/15	44,762,216
44,164,929	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/16	47,066,697
89,829,528	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/16	92,236,690
42,032,133	k	United States Treasury Inflation Indexed Bonds	2.500	07/15/16	46,117,152
38,600,504	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/17	42,478,658
98,451,286	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/17	101,189,413
30,943,519	k	United States Treasury Inflation Indexed Bonds	2.625	07/15/17	34,806,631
32,965,068	k	United States Treasury Inflation Indexed Bonds	1.625	01/15/18	35,826,336
26,775,865	k	United States Treasury Inflation Indexed Bonds	0.125	04/15/18	27,309,294
31,763,870	k	United States Treasury Inflation Indexed Bonds	1.375	07/15/18	34,426,572
30,892,244	k	United States Treasury Inflation Indexed Bonds	2.125	01/15/19	34,497,956
34,907,124	k	United States Treasury Inflation Indexed Bonds	1.875	07/15/19	38,787,819
41,312,362	k	United States Treasury Inflation Indexed Bonds	1.375	01/15/20	44,362,372
63,822,911	k	United States Treasury Inflation Indexed Bonds	1.250	07/15/20	68,280,559
70,556,005	k	United States Treasury Inflation Indexed Bonds	1.125	01/15/21	74,155,490
69,361,632	k	United States Treasury Inflation Indexed Bonds	0.625	07/15/21	70,407,466
73,280,833	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/22	70,429,769
101,567,000	k	United States Treasury Inflation Indexed Bonds	0.125	07/15/22	97,290,115
66,784,740	k	United States Treasury Inflation Indexed Bonds	0.125	01/15/23	63,075,048
35,127,400	k	United States Treasury Inflation Indexed Bonds	0.375	07/15/23	33,878,726
59,915,441	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/25	68,869,984
40,076,760	k	United States Treasury Inflation Indexed Bonds	2.000	01/15/26	44,366,216
32,438,586	k	United States Treasury Inflation Indexed Bonds	2.375	01/15/27	37,365,196
34,590,577	k	United States Treasury Inflation Indexed Bonds	1.750	01/15/28	37,033,537
36,194,421	k	United States Treasury Inflation Indexed Bonds	3.625	04/15/28	47,878,415
35,018,535	k	United States Treasury Inflation Indexed Bonds	2.500	01/15/29	41,152,242
35,502,201	k	United States Treasury Inflation Indexed Bonds	3.875	04/15/29	48,654,666
12,802,002	k	United States Treasury Inflation Indexed Bonds	3.375	04/15/32	17,031,668
19,994,712	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/40	22,465,938
26,415,244	k	United States Treasury Inflation Indexed Bonds	2.125	02/15/41	29,680,009
44,137,282	k	United States Treasury Inflation Indexed Bonds	0.750	02/15/42	35,482,226
38,604,200	k	United States Treasury Inflation Indexed Bonds	0.625	02/15/43	29,683,001
28,000,000		United States Treasury Note	2.750	11/15/23	27,391,868
		TOTAL U.S. TREASURY SECURITIES			1,730,880,467

		TOTAL GOVERNMENT BONDS			1,730,880,467
		(Cost $1,714,344,960)

165

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.3%
$5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	0.030%	01/23/14	$4,999,908
	TOTAL GOVERNMENT AGENCY DEBT			4,999,908

	TOTAL SHORT-TERM INVESTMENTS			4,999,908
	(Cost $4,999,908)

	TOTAL INVESTMENTS - 98.1%			1,735,880,375
	(Cost $1,719,344,868)
	OTHER ASSETS & LIABILITIES, NET - 1.9%			33,061,991
	NET ASSETS - 100.0%			$1,768,942,366

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
166

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
BANK LOAN OBLIGATIONS - 0.9%

CAPITAL GOODS - 0.1%
$995,000	i	Apex Tool Group LLC	4.500%	01/31/20	$998,483
485,100	i	TransDigm, Inc	3.750	02/28/20	485,983
		TOTAL CAPITAL GOODS			1,484,466

CONSUMER DURABLES & APPAREL - 0.0%
319,935	i	PVH Corp	3.250	02/13/20	321,483
		TOTAL CONSUMER DURABLES & APPAREL			321,483

CONSUMER SERVICES - 0.1%
900,000	i	ARAMARK Corp	4.000	09/07/19	905,247
		TOTAL CONSUMER SERVICES			905,247

DIVERSIFIED FINANCIALS - 0.2%
2,048,659	i	TransUnion LLC	4.250	02/10/19	2,058,390
		TOTAL DIVERSIFIED FINANCIALS			2,058,390

FOOD, BEVERAGE & TOBACCO - 0.3%
1,859,592	i	Del Monte Foods Co	4.000	03/08/18	1,863,888
1,691,500	i	HJ Heinz Co	3.250	06/07/19	1,700,431
		TOTAL FOOD, BEVERAGE & TOBACCO			3,564,319

MEDIA - 0.2%
297,750	i	Univision Communications, Inc	4.000	03/01/20	298,866
2,000,000	i	Virgin Media Investment Holdings Ltd	3.500	06/08/20	2,003,000
		TOTAL MEDIA			2,301,866

		TOTAL BANK LOAN OBLIGATIONS			10,635,771
		(Cost $10,584,390)

BONDS - 88.7%

CORPORATE BONDS - 36.6%

BANKS - 10.5%
7,000,000	g	Australia & New Zealand Banking Group Ltd	2.400	11/23/16	7,247,800
500,000	g,i	Banco Bradesco S.A.	2.339	05/16/14	500,465
500,000	g	Banco de Credito del Peru	4.750	03/16/16	525,000
500,000		Banco de Oro Unibank, Inc	3.875	04/22/16	508,750
5,825,000	g	Banco del Estado de Chile	2.000	11/09/17	5,721,571
1,200,000		Banco do Brasil S.A.	3.875	01/23/17	1,227,000
788,000	g	Bank Nederlandse Gemeenten	1.375	09/27/17	783,351
7,000,000	g	Bank Nederlandse Gemeenten	1.375	03/19/18	6,875,400
250,000	g	Bank of Nova Scotia	1.650	10/29/15	254,900
167

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,800,000	g	Bank of Nova Scotia	2.150%	08/03/16	$4,943,582
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.250	02/24/14	1,002,193
1,000,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd	2.350	02/23/17	1,014,981
1,000,000		BB&T Corp	3.200	03/15/16	1,045,707
1,000,000		BB&T Corp	1.450	01/12/18	973,670
325,000		BB&T Corp	2.050	06/19/18	321,762
500,000		BDO Unibank, Inc	4.500	02/16/17	518,750
2,800,000	g	Caixa Economica Federal	2.375	11/06/17	2,600,500
1,000,000	g	Caixa Economica Federal	4.500	10/03/18	993,500
2,400,000		Capital One Financial Corp	1.000	11/06/15	2,398,954
6,750,000		Citigroup, Inc	1.300	11/15/16	6,726,449
4,000,000		Citigroup, Inc	2.500	09/26/18	4,020,188
625,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	617,263
1,000,000		First Horizon National Corp	5.375	12/15/15	1,074,911
525,000	g	HSBC Bank plc	1.500	05/15/18	512,647
900,000		HSBC USA, Inc	2.375	02/13/15	918,330
2,500,000		HSBC USA, Inc	1.625	01/16/18	2,465,142
5,000,000		Huntington National Bank	1.300	11/20/16	5,000,755
1,550,000	g	Hutchison Whampoa International 12 II Ltd	2.000	11/08/17	1,529,793
2,500,000	g	National Australia Bank Ltd	2.000	06/20/17	2,546,500
9,000,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	8,761,500
5,000,000	g	SpareBank Boligkreditt AS.	1.250	05/02/18	4,838,000
4,280,000	g	State Bank of India	4.125	08/01/17	4,328,236
1,300,000	g	State Bank of India	3.250	04/18/18	1,258,465
12,000,000	g	Toronto-Dominion Bank	2.200	07/29/15	12,318,000
2,200,000	g	Toronto-Dominion Bank	1.625	09/14/16	2,238,940
500,000	g	Turkiye Is Bankasi	3.875	11/07/17	480,600
500,000		Union Bank NA	2.125	06/16/17	502,304
1,000,000		US Bancorp	3.125	04/01/15	1,031,964
500,000		US Bancorp	1.650	05/15/17	501,051
2,000,000		Wells Fargo & Co	1.500	07/01/15	2,028,124
3,500,000		Wells Fargo & Co	2.100	05/08/17	3,565,272
4,000,000		Wells Fargo & Co	1.500	01/16/18	3,974,160
2,725,000		Wells Fargo & Co	2.150	01/15/19	2,716,465
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,038,897
6,000,000	g	Westpac Banking Corp	2.450	11/28/16	6,223,800
2,700,000	g	Westpac Banking Corp	1.250	12/15/17	2,656,260
5,000,000	g	Westpac Banking Corp	1.850	11/26/18	4,910,500
		TOTAL BANKS			128,242,352

CAPITAL GOODS - 0.6%
475,000		Caterpillar, Inc	1.500	06/26/17	472,698
775,000		Eaton Corp	1.500	11/02/17	759,757
2,000,000		John Deere Capital Corp	1.050	10/11/16	2,005,754
925,000		Pentair Finance S.A.	1.350	12/01/15	930,693
1,000,000	g	Schaeffler Finance BV	8.500	02/15/19	1,125,000
1,000,000	g	Sealed Air Corp	8.375	09/15/21	1,135,000
500,000		United Technologies Corp	1.800	06/01/17	507,707
		TOTAL CAPITAL GOODS			6,936,609

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
1,000,000		Waste Management, Inc	2.600	09/01/16	1,032,171
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,032,171
168

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CONSUMER DURABLES & APPAREL - 0.1%
$500,000		Hanesbrands, Inc	6.375%	12/15/20	$546,250
1,000,000		Phillips-Van Heusen Corp	7.375	05/15/20	1,101,250
		TOTAL CONSUMER DURABLES & APPAREL			1,647,500

CONSUMER SERVICES - 0.3%
1,000,000		DineEquity, Inc	9.500	10/30/18	1,110,000
200,000	g	GLP Capital LP	4.375	11/01/18	204,500
1,000,000	g	SABMiller Holdings, Inc	2.450	01/15/17	1,023,986
1,000,000		Walt Disney Co	0.450	12/01/15	998,977
		TOTAL CONSUMER SERVICES			3,337,463

DIVERSIFIED FINANCIALS - 8.2%
2,000,000	g	Abbey National Treasury Services plc	3.875	11/10/14	2,054,612
550,000		American Express Centurion Bank	0.875	11/13/15	551,229
500,000		American Express Centurion Bank	6.000	09/13/17	573,635
1,150,000		American Express Credit Corp	1.750	06/12/15	1,168,558
1,000,000		American Express Credit Corp	1.300	07/29/16	1,007,738
1,000,000		American Express Credit Corp	2.800	09/19/16	1,044,880
2,675,000		Bank of America Corp	3.750	07/12/16	2,843,838
9,350,000		Bank of America Corp	2.000	01/11/18	9,333,413
1,000,000		Bank of New York Mellon Corp	1.200	02/20/15	1,007,681
150,000	i	Bank of New York Mellon Corp	1.969	06/20/17	151,626
500,000		BlackRock, Inc	3.500	12/10/14	514,611
825,000		BlackRock, Inc	1.375	06/01/15	835,326
8,000,000	g	Caisse Centrale Desjardins du Quebec	1.600	03/06/17	8,100,000
3,250,000		Capital One Financial Corp	2.125	07/15/14	3,275,759
1,000,000		Citigroup, Inc	2.250	08/07/15	1,020,778
4,565,000		Citigroup, Inc	5.000	09/15/14	4,695,034
456,000		Citigroup, Inc	5.500	10/15/14	472,939
759,000		Citigroup, Inc	5.500	02/15/17	836,293
2,000,000	g	Credit Suisse AG.	1.625	03/06/15	2,025,000
1,675,000		Ford Motor Credit Co LLC	4.250	02/03/17	1,801,911
3,250,000		Ford Motor Credit Co LLC	3.000	06/12/17	3,377,783
825,000		Ford Motor Credit Co LLC	6.625	08/15/17	955,707
500,000		General Electric Capital Corp	3.750	11/14/14	514,960
3,000,000		General Electric Capital Corp	1.625	07/02/15	3,048,753
2,000,000		General Electric Capital Corp	2.300	04/27/17	2,055,746
500,000	g	General Motors Financial Co, Inc	2.750	05/15/16	506,250
1,375,000		Goldman Sachs Group, Inc	3.300	05/03/15	1,416,700
7,025,000		Goldman Sachs Group, Inc	2.375	01/22/18	7,051,702
160,000	g	Hyundai Capital America, Inc	3.750	04/06/16	167,581
200,000	g	Hyundai Capital Services, Inc	4.375	07/27/16	212,784
1,000,000	g	Hyundai Capital Services, Inc	3.500	09/13/17	1,033,763
150,000	g	International Lease Finance Corp	6.500	09/01/14	155,062
200,000		International Lease Finance Corp	5.750	05/15/16	214,250
200,000		International Lease Finance Corp	3.875	04/15/18	200,500
1,000,000		Jefferies Group, Inc	3.875	11/09/15	1,043,312
1,000,000		John Deere Capital Corp	2.000	01/13/17	1,016,945
1,000,000		John Deere Capital Corp	1.400	03/15/17	997,312
169

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$10,000,000		JPMorgan Chase & Co	0.800%	04/23/15	$10,002,080
5,000,000		Kreditanstalt Fuer Wiederaufbau	4.375	03/15/18	5,561,450
1,800,000		Morgan Stanley	1.750	02/25/16	1,824,165
5,000,000		Morgan Stanley	2.125	04/25/18	4,956,875
1,000,000		National Rural Utilities Cooperative Finance Corp	1.000	02/02/15	1,005,880
3,275,000	g	Perrigo Co Ltd	1.300	11/08/16	3,263,649
500,000	g	PTTEP Australia International Finance Pty Ltd	4.152	07/19/15	517,297
225,000		State Street Corp	4.300	05/30/14	228,614
1,675,000		State Street Corp	1.350	05/15/18	1,621,050
500,000		Sumitomo Mitsui Banking Corp	2.500	07/19/18	502,221
1,000,000		Toyota Motor Credit Corp	1.000	02/17/15	1,006,772
500,000		Toyota Motor Credit Corp	2.050	01/12/17	510,996
750,000	g	Turkiye Vakiflar Bankasi Tao	3.750	04/15/18	702,375
1,000,000		Unilever Capital Corp	2.750	02/10/16	1,040,267
750,000		Unilever Capital Corp	2.200	03/06/19	749,037
		TOTAL DIVERSIFIED FINANCIALS			100,776,699

ENERGY - 3.0%
250,000		Apache Corp	1.750	04/15/17	250,506
2,000,000		Ashland, Inc	3.000	03/15/16	2,040,000
1,600,000		BP Capital Markets plc	1.375	05/10/18	1,552,878
2,000,000		Chevron Corp	1.104	12/05/17	1,955,986
350,000		ConocoPhillips	4.600	01/15/15	364,831
500,000		Devon Energy Corp	5.625	01/15/14	500,863
625,000		Devon Energy Corp	1.875	05/15/17	629,553
2,450,000		Ecopetrol S.A.	4.250	09/18/18	2,584,750
390,000	g	Empresa Nacional del Petroleo	4.875	03/15/14	392,224
1,150,000		EOG Resources, Inc	2.950	06/01/15	1,190,329
5,350,000	g	Gazprom OAO Via Gaz Capital S.A.	4.950	05/23/16	5,679,025
350,000		Marathon Petroleum Corp	3.500	03/01/16	365,477
2,000,000		Newfield Exploration Co	6.875	02/01/20	2,142,500
375,000		Noble Holding International Ltd	3.450	08/01/15	388,841
1,550,000		Noble Holding International Ltd	2.500	03/15/17	1,554,904
500,000	g	Novatek Finance Ltd	5.326	02/03/16	530,625
500,000		Occidental Petroleum Corp	2.500	02/01/16	518,168
1,850,000	i	Petrobras Global Finance BV	1.857	05/20/16	1,845,375
975,000		Petrobras International Finance Co	3.875	01/27/16	1,003,725
925,000		Petrobras International Finance Co	3.500	02/06/17	933,465
500,000		Petroleos Mexicanos	4.875	03/15/15	523,500
625,000		Petroleos Mexicanos	3.500	07/18/18	641,406
400,000		Phillips 66	1.950	03/05/15	405,572
1,000,000	g	PTT Exploration & Production PCL	3.707	09/16/18	1,015,546
509,000		Range Resources Corp	6.750	08/01/20	550,993
2,400,000	g	Rosneft Oil Co via Rosneft International Finance Ltd	3.149	03/06/17	2,430,000
100,000		Statoil ASA	2.900	10/15/14	102,014
750,000		Statoil ASA	1.200	01/17/18	732,082
1,000,000		Total Capital Canada Ltd	1.625	01/28/14	1,000,865
500,000		Total Capital Canada Ltd	1.450	01/15/18	494,305
750,000		Total Capital International S.A.	1.500	02/17/17	751,370
1,000,000		Vale Overseas Ltd	6.250	01/23/17	1,109,137
475,000		Valero Energy Corp	4.500	02/01/15	493,853
		TOTAL ENERGY			36,674,668
170

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
FOOD & STAPLES RETAILING - 0.1%
$1,075,000		CVS Caremark Corp	3.250%	05/18/15	$1,111,180
		TOTAL FOOD & STAPLES RETAILING			1,111,180

FOOD, BEVERAGE & TOBACCO - 1.1%
700,000		Anheuser-Busch InBev Worldwide, Inc	4.125	01/15/15	726,314
500,000		Anheuser-Busch InBev Worldwide, Inc	2.875	02/15/16	520,500
2,075,000		Anheuser-Busch InBev Worldwide, Inc	1.375	07/15/17	2,070,642
2,000,000		Coca-Cola Co	0.750	03/13/15	2,006,330
600,000		Coca-Cola Co	1.800	09/01/16	614,413
225,000		ConAgra Foods, Inc	1.300	01/25/16	225,390
2,000,000		Constellation Brands, Inc	8.375	12/15/14	2,130,000
135,000		General Mills, Inc	5.200	03/17/15	142,340
1,650,000		General Mills, Inc	0.875	01/29/16	1,645,289
1,000,000	g	Pernod-Ricard S.A.	2.950	01/15/17	1,032,714
2,000,000		TreeHouse Foods, Inc	7.750	03/01/18	2,095,000
		TOTAL FOOD, BEVERAGE & TOBACCO			13,208,932

HEALTH CARE EQUIPMENT & SERVICES - 0.8%
1,000,000		Baxter International, Inc	0.950	06/01/16	999,892
200,000		Becton Dickinson & Co	1.750	11/08/16	203,721
500,000		Covidien International Finance S.A.	1.350	05/29/15	503,668
500,000		Edwards Lifesciences Corp	2.875	10/15/18	497,082
600,000		Express Scripts Holding Co	2.100	02/12/15	608,696
1,000,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	1,105,000
1,000,000		HCA, Inc	7.875	02/15/20	1,073,750
350,000	g	Mallinckrodt International Finance S.A.	3.500	04/15/18	343,346
1,000,000		Medco Health Solutions, Inc	2.750	09/15/15	1,032,272
1,000,000		Thermo Fisher Scientific, Inc	2.050	02/21/14	1,001,638
245,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	252,967
2,250,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	2,240,224
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			9,862,256

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
1,000,000		Ecolab, Inc	3.000	12/08/16	1,047,705
375,000		Ecolab, Inc	1.450	12/08/17	366,458
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			1,414,163

INSURANCE - 1.1%
750,000		Aetna, Inc	1.500	11/15/17	738,969
2,575,000		Berkshire Hathaway Finance Corp	1.300	05/15/18	2,516,249
675,000		Hartford Financial Services Group, Inc	4.000	10/15/17	717,944
2,000,000		MetLife, Inc	2.375	02/06/14	2,003,620
400,000		Principal Financial Group, Inc	1.850	11/15/17	396,382
1,000,000		Prudential Financial, Inc	3.875	01/14/15	1,033,765
1,000,000		Prudential Financial, Inc	6.000	12/01/17	1,149,900
200,000		Prudential Financial, Inc	2.300	08/15/18	198,815
550,000		UnitedHealth Group, Inc	0.850	10/15/15	552,202
2,425,000		UnitedHealth Group, Inc	1.400	10/15/17	2,394,382
1,500,000		Willis Group Holdings plc	4.125	03/15/16	1,570,401
		TOTAL INSURANCE			13,272,629
171

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MATERIALS - 1.1%
$40,000		Airgas, Inc	4.500%	09/15/14	$41,035
675,000		ArcelorMittal	4.250	08/05/15	698,625
250,000		ArcelorMittal	5.000	02/25/17	268,125
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,027,931
300,000		Corning, Inc	1.450	11/15/17	295,693
2,000,000		Crown Americas LLC	6.250	02/01/21	2,170,000
1,000,000		E.I. du Pont de Nemours & Co	3.250	01/15/15	1,028,687
1,324,000		Graphic Packaging International, Inc	7.875	10/01/18	1,436,540
2,000,000		International Paper Co	5.300	04/01/15	2,106,478
500,000		Rio Tinto Finance USA Ltd	2.250	09/20/16	514,590
1,750,000		Sherwin-Williams Co	1.350	12/15/17	1,703,994
1,000,000	g	Sociedad Quimica y Minera de Chile S.A.	6.125	04/15/16	1,069,647
1,000,000		Teck Resources Ltd	2.500	02/01/18	1,006,038
		TOTAL MATERIALS			13,367,383

MEDIA - 1.2%
2,000,000		DIRECTV Holdings LLC	2.400	03/15/17	2,036,118
525,000		DISH DBS Corp	4.250	04/01/18	535,500
1,000,000		Echostar DBS Corp	6.625	10/01/14	1,040,000
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	2,082,500
1,000,000		Lamar Media Corp	7.875	04/15/18	1,056,250
625,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	610,414
1,000,000		NBC Universal Media LLC	3.650	04/30/15	1,039,999
2,000,000		TCI Communications, Inc	8.750	08/01/15	2,249,322
1,000,000		Time Warner Cable, Inc	7.500	04/01/14	1,016,602
250,000		Time Warner, Inc	3.150	07/15/15	258,998
1,000,000		Viacom, Inc	1.250	02/27/15	1,004,980
1,000,000		Viacom, Inc	3.500	04/01/17	1,057,018
		TOTAL MEDIA			13,987,701

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.2%
1,500,000		AbbVie, Inc	1.200	11/06/15	1,515,246
1,200,000		AbbVie, Inc	1.750	11/06/17	1,197,944
600,000		Johnson & Johnson	2.150	05/15/16	620,175
120,000		Life Technologies Corp	3.500	01/15/16	124,998
1,000,000		Merck & Co, Inc	2.250	01/15/16	1,032,997
4,181,000		Mylan, Inc	1.350	11/29/16	4,173,336
3,000,000	g	Mylan, Inc	7.875	07/15/20	3,394,626
1,000,000		NBTY, Inc	9.000	10/01/18	1,096,250
600,000	g	Valeant Pharmaceuticals International, Inc	6.375	10/15/20	632,250
500,000		Watson Pharmaceuticals, Inc	1.875	10/01/17	494,786
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			14,282,608

REAL ESTATE - 0.3%
1,560,000		Camden Property Trust	5.000	06/15/15	1,648,809
1,000,000	g	Simon Property Group LP	1.500	02/01/18	971,457
100,000		Ventas Realty LP	3.125	11/30/15	103,999
525,000		Ventas Realty LP	2.000	02/15/18	516,078
		TOTAL REAL ESTATE			3,240,343
172

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
RETAILING - 0.9%
$2,750,000		Home Depot, Inc	2.250%	09/10/18	$2,787,821
2,000,000		Limited Brands, Inc	5.250	11/01/14	2,062,500
2,212,000		Macy’s Retail Holdings, Inc	5.750	07/15/14	2,271,188
1,000,000	g	QVC, Inc	7.500	10/01/19	1,077,847
2,300,000		Target Corp	1.125	07/18/14	2,309,214
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,002,210
		TOTAL RETAILING			11,510,780

SOFTWARE & SERVICES - 0.4%
2,500,000		International Business Machines Corp	0.750	05/11/15	2,511,007
1,075,000		International Business Machines Corp	1.250	02/06/17	1,072,202
1,050,000		Oracle Corp	1.200	10/15/17	1,033,261
150,000		SunGard Data Systems, Inc	4.875	01/15/14	150,000
		TOTAL SOFTWARE & SERVICES			4,766,470

TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
250,000		Amphenol Corp	4.750	11/15/14	258,324
250,000		CC Holdings GS V LLC	2.381	12/15/17	247,620
3,000,000		General Electric Co	0.850	10/09/15	3,014,010
1,000,000		Jabil Circuit, Inc	7.750	07/15/16	1,137,500
1,000,000		L-3 Communications Corp	3.950	11/15/16	1,061,104
725,000	g	NXP BV	3.750	06/01/18	730,438
198,000		Seagate Technology HDD Holdings	6.800	10/01/16	223,740
1,000,000		Tyco Electronics Group S.A.	1.600	02/03/15	1,009,840
475,000		Tyco Electronics Group S.A.	2.375	12/17/18	468,392
1,000,000		Xerox Corp	2.950	03/15/17	1,026,589
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			9,177,557

TELECOMMUNICATION SERVICES - 1.6%
1,000,000		America Movil SAB de C.V.	2.375	09/08/16	1,029,170
1,000,000		American Tower Corp	3.400	02/15/19	1,018,054
1,000,000		AT&T, Inc	2.500	08/15/15	1,026,696
1,330,000		AT&T, Inc	1.400	12/01/17	1,311,174
1,825,000		British Telecommunications plc	1.625	06/28/16	1,841,082
1,000,000		France Telecom S.A.	2.125	09/16/15	1,019,217
1,000,000	g	Sprint Nextel Corp	9.000	11/15/18	1,205,000
553,000		Telecom Italia Capital S.A.	6.175	06/18/14	565,442
1,000,000		Telefonica Emisiones SAU	3.992	02/16/16	1,050,398
800,000		Telefonica Emisiones SAU	3.192	04/27/18	814,734
3,000,000		Verizon Communications, Inc	0.700	11/02/15	2,991,630
5,675,000		Verizon Communications, Inc	3.650	09/14/18	6,007,351
		TOTAL TELECOMMUNICATION SERVICES			19,879,948

TRANSPORTATION - 0.4%
350,000	g	Asciano Finance Ltd	3.125	09/23/15	357,921
3,000,000	g	ERAC USA Finance LLC	1.400	04/15/16	3,002,370
400,000		Hertz Corp	4.250	04/01/18	410,000
375,000		Northrop Grumman Corp	1.750	06/01/18	365,835
173

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$890,000	g	Transnet Ltd	4.500%	02/10/16	$929,945
		TOTAL TRANSPORTATION			5,066,071

UTILITIES - 2.7%
750,000	g	Abu Dhabi National Energy Co	4.125	03/13/17	795,937
180,000		Alliant Energy Corp	4.000	10/15/14	184,720
2,150,000		American Electric Power Co, Inc	1.650	12/15/17	2,106,598
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,050,293
2,000,000		Commonwealth Edison Co	1.950	09/01/16	2,042,624
1,000,000		Dominion Resources, Inc	1.800	03/15/14	1,002,832
2,000,000		Dominion Resources, Inc	1.400	09/15/17	1,963,986
1,000,000		Duke Energy Corp	2.100	06/15/18	994,259
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,950,458
550,000	g	Israel Electric Corp Ltd	6.700	02/10/17	597,850
1,000,000	g	Israel Electric Corp Ltd	5.625	06/21/18	1,057,750
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.125	09/16/15	206,009
1,500,000	g	Korea Hydro & Nuclear Power Co Ltd	2.875	10/02/18	1,491,319
5,000,000	g	MidAmerican Energy Holdings Co	1.100	05/15/17	4,972,955
1,500,000		Northeast Utilities	1.450	05/01/18	1,452,812
2,950,000		ONEOK Partners LP	2.000	10/01/17	2,935,583
500,000		Pepco Holdings, Inc	2.700	10/01/15	512,696
500,000		PG&E Corp	5.750	04/01/14	506,171
2,000,000		Sempra Energy	2.300	04/01/17	2,025,906
450,000		Williams Partners LP	3.800	02/15/15	464,904
5,000,000		Xcel Energy, Inc	0.750	05/09/16	4,957,835
		TOTAL UTILITIES			33,273,497

		TOTAL CORPORATE BONDS			446,068,980
		(Cost $442,891,611)

GOVERNMENT BONDS - 30.2%

AGENCY SECURITIES - 1.5%
5,000,000		Federal Home Loan Bank (FHLB)	0.625	12/28/16	4,979,040
1,000,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	1,008,750
6,285,004	g	Hospital for Special Surgery	3.500	01/01/23	6,497,858
6,000,000		Private Export Funding Corp (PEFCO)	1.375	02/15/17	6,056,226
		TOTAL AGENCY SECURITIES			18,541,874

FOREIGN GOVERNMENT BONDS - 6.4%
1,950,000	g	Croatia Government International Bond	6.250	04/27/17	2,076,750
1,500,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	1,554,375
300,000		Export-Import Bank of Korea	8.125	01/21/14	301,117
225,000		Export-Import Bank of Korea	4.125	09/09/15	236,380
1,750,000		Export-Import Bank of Korea	1.250	11/20/15	1,755,393
500,000		Export-Import Bank of Korea	3.750	10/20/16	530,925
925,000		Export-Import Bank of Korea	1.750	02/27/18	900,082
1,250,000		Hungary Government International Bond	4.125	02/19/18	1,263,750
2,500,000		Hydro Quebec	1.375	06/19/17	2,508,478
1,250,000		Hydro-Quebec	7.500	04/01/16	1,427,625
2,000,000	g	Iceland Government International Bond	4.875	06/16/16	2,075,000
2,370,000	g	Indonesia Government International Bond	6.875	03/09/17	2,630,700
174

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$20,000,000	g,i	International Finance Facility for Immunisation	0.433%	07/05/16	$19,999,834
5,000,000	g	Kommunalbanken AS.	0.875	10/03/16	4,994,910
2,500,000		Korea Development Bank	1.000	01/22/16	2,479,138
6,000,000		Korea Development Bank	1.500	01/22/18	5,752,998
410,000	g	Korea Housing Finance Corp	3.500	12/15/16	431,340
250,000	g	Korea Housing Finance Corp	1.625	09/15/18	235,704
400,000	g	Lithuania Government International Bond	5.125	09/14/17	437,500
400,000	g	Nigeria Government International Bond	5.125	07/12/18	410,000
420,000		Poland Government International Bond	3.875	07/16/15	439,446
3,000,000		Province of New Brunswick Canada	2.750	06/15/18	3,103,050
2,000,000		Province of Nova Scotia Canada	2.375	07/21/15	2,056,180
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,342,757
791,000	g	Qatar Government International Bond	4.000	01/20/15	817,696
550,000		Republic of Italy	4.500	01/21/15	570,739
500,000		Republic of Korea	5.750	04/16/14	507,178
1,000,000	g	Republic of Serbia	4.875	02/25/20	945,500
2,000,000		Republic of Turkey	7.500	07/14/17	2,233,000
700,000	g	Russian Foreign Bond - Eurobond	3.625	04/29/15	722,750
1,600,000	g	Russian Foreign Bond - Eurobond	3.250	04/04/17	1,669,600
500,000		South Africa Government International Bond	6.500	06/02/14	511,250
7,000,000	g	Spain Government International Bond	4.000	03/06/18	7,115,500
3,525,000		Svensk Exportkredit AB	1.125	04/05/18	3,438,778
516,000		United Mexican States	5.875	02/17/14	518,322
		TOTAL FOREIGN GOVERNMENT BONDS			77,993,745

MORTGAGE BACKED - 2.8%
20,901		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	12/01/17	22,201
124,705		FGLMC	5.500	01/01/19	131,391
124,053		FGLMC	5.500	01/01/19	134,340
1,200,000		Federal National Mortgage Association (FNMA)	1.510	06/01/17	1,213,400
1,959,896		FNMA	2.690	10/01/17	2,040,829
4,905,429		FNMA	1.570	01/01/20	4,697,161
984,300		FNMA	2.110	01/01/20	971,768
4,211,658		FNMA	3.000	10/01/21	4,367,944
10,000,000		FNMA	2.000	05/25/25	10,134,380
634,566		FNMA	4.500	10/25/28	643,711
2,942,340		Government National Mortgage Association (GNMA)	2.300	10/15/19	3,022,304
288,431		GNMA	1.864	08/16/31	289,512
2,000,000		GNMA	2.610	04/16/35	2,030,228
307,088		GNMA	2.161	11/16/36	308,845
1,755,018		GNMA	2.176	05/16/39	1,773,412
2,886,572		GNMA	2.120	05/16/40	2,905,459
		TOTAL MORTGAGE BACKED			34,686,885

MUNICIPAL BONDS - 0.5%
5,000,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	5,005,750
500,000		New Jersey Health Care Facilities Financing Authority	5.000	07/01/16	516,140
		TOTAL MUNICIPAL BONDS			5,521,890

U.S. TREASURY SECURITIES - 19.0%
29,700,000		United States Treasury Note	1.250	04/15/14	29,796,287
3,800,000		United States Treasury Note	0.250	06/30/14	3,802,968
175

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,635,000		United States Treasury Note	2.625%	06/30/14	$1,655,310
1,865,000		United States Treasury Note	2.375	10/31/14	1,899,167
6,680,000		United States Treasury Note	0.250	11/30/14	6,685,999
1,355,000		United States Treasury Note	0.250	01/31/15	1,356,111
5,745,000		United States Treasury Note	0.250	02/28/15	5,748,591
21,460,000		United States Treasury Note	0.250	05/31/15	21,470,065
35,790,000	l	United States Treasury Note	0.500	06/15/16	35,753,637
4,600,000		United States Treasury Note	0.625	07/15/16	4,605,750
26,315,000		United States Treasury Note	0.625	08/15/16	26,321,158
36,000,000		United States Treasury Note	0.875	09/15/16	36,213,768
44,900,000		United States Treasury Note	0.625	12/15/16	44,717,616
200		United States Treasury Note	0.750	06/30/17	198
600		United States Treasury Note	0.875	01/31/18	588
10,975,100		United States Treasury Note	1.250	11/30/18	10,740,167
		TOTAL U.S. TREASURY SECURITIES			230,767,380

		TOTAL GOVERNMENT BONDS			367,511,774
		(Cost $367,138,257)

STRUCTURED ASSETS - 21.9%

ASSET BACKED - 16.5%
230,520	i	Aames Mortgage Trust	6.547	06/25/32	222,958
		Series - 2002 1 (Class A3)
165,702	i	Accredited Mortgage Loan Trust	0.400	09/25/35	163,102
		Series - 2005 3 (Class A1)
31,055	i	ACE Securities Corp	0.635	08/25/35	31,040
		Series - 2005 HE5 (Class M1)
3,000,000	g	AESOP Funding II	3.270	02/20/18	3,157,161
		Series - 2011 5A (Class A)
1,499,729		Ally Auto Receivables Trust	2.230	03/15/16	1,511,322
		Series - 2011 1 (Class A4)
2,700,000	g	Ally Auto Receivables Trust	2.590	07/15/16	2,731,352
		Series - 2011 2 (Class B)
3,300,000	g	Ally Auto Receivables Trust	1.900	11/15/16	3,315,649
		Series - 2011 5 (Class B)
8,000,000	g	Ally Master Owner Trust	4.250	04/15/17	8,312,328
		Series - 2010 2 (Class A)
2,000,000		Ally Master Owner Trust	1.000	02/15/18	1,998,390
		Series - 2013 1 (Class A2)
1,000,000		Ally Master Owner Trust	1.720	07/15/19	1,002,320
		Series - 2012 4 (Class A)
1,000,000		Ally Master Owner Trust	1.540	09/15/19	992,846
		Series - 2012 5 (Class A)
5,200,000	g	American Express Credit Account Master Trust	1.290	03/15/18	5,210,473
		Series - 2012 2 (Class C)
751,169		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	752,165
		Series - 2010 3 (Class B)
1,777,439		AmeriCredit Automobile Receivables Trust	2.330	03/08/16	1,783,022
		Series - 2011 2 (Class B)
3,000,000		AmeriCredit Automobile Receivables Trust	2.450	12/08/16	3,045,834
		Series - 2011 5 (Class B)
176

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$4,250,000		AmeriCredit Automobile Receivables Trust	1.310%	11/08/17	$4,263,319
		Series - 2012 4 (Class B)
2,525	i	Ameriquest Mortgage Securities	0.485	05/25/35	2,523
		Series - 0 R3 (Class A3D)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	1
		Series - 2006 WMC1 (Class N1)
2,000,000	g	Avis Budget Rental Car Funding AESOP LLC	3.650	11/20/14	2,033,750
		Series - 2011 2A (Class B)
3,000,000	g	Avis Budget Rental Car Funding AESOP LLC	2.090	04/20/15	3,007,941
		Series - 2010 4A (Class A)
401,909	i	Bear Stearns Asset Backed Securities Trust	0.905	11/25/39	394,686
		Series - 2005 SD3 (Class 2A1)
2,000,000	g	Cabela’s Master Credit Card Trust	2.290	09/17/18	2,053,412
		Series - 2010 2A (Class A1)
4,965,000	g	Cabela’s Master Credit Card Trust	2.390	06/17/19	5,115,752
		Series - 2011 2A (Class A1)
2,090,000	g	Cabela’s Master Credit Card Trust	1.630	02/18/20	2,108,382
		Series - 2012 1A (Class A1)
7,500,000		Capital Auto Receivables Asset Trust	0.970	01/22/18	7,484,985
		Series - 2013 1 (Class A4)
3,500,000		Capital Auto Receivables Asset Trust	1.290	04/20/18	3,463,876
		Series - 2013 1 (Class B)
1,000,000		CarMax Auto Owner Trust	2.630	11/15/16	1,022,413
		Series - 2011 1 (Class B)
155,000		CarMax Auto Owner Trust	2.830	02/15/17	158,821
		Series - 2011 1 (Class C)
5,870,000		CarMax Auto Owner Trust	1.730	02/15/18	5,972,238
		Series - 2012 2 (Class B)
60,138		Centex Home Equity	5.540	01/25/32	60,045
		Series - 2002 A (Class AF6)
452,236	i	Centex Home Equity	0.810	03/25/34	414,260
		Series - 2004 B (Class M1)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	252,046
		Series - 2004 2 (Class 1M2)
6,000,000		CNH Equipment Trust	1.550	11/15/17	6,086,838
		Series - 2011 C (Class A4)
638,558	i	Credit-Based Asset Servicing and Securitization LLC	4.831	08/25/35	645,489
		Series - 2005 CB5 (Class AF2)
44,454	i	Credit-Based Asset Servicing and Securitization LLC	4.936	04/25/37	44,784
		Series - 2007 CB4 (Class A2A)
250,018	i	CSMC Trust	0.475	11/25/35	247,368
		Series - 2006 CF1 (Class A1)
5,000,000	g	DaimlerChrysler Capital Auto Receivables Trust	1.830	03/15/19	4,986,445
		Series - 2013 AA (Class B)
8,231,468		Entergy Louisiana Investment Recovery Funding I LLC	2.040	09/01/23	8,222,817
		Series - 2011 A (Class A1)
167,889	g,i	Flagstar Home Equity Loan Trust	5.781	01/25/35	167,872
		Series - 2007 1A (Class AF3)
2,000,000		Ford Credit Auto Owner Trust	2.380	07/15/16	2,044,984
		Series - 2011 A (Class B)
5,000,000		Ford Credit Auto Owner Trust	1.150	07/15/18	4,945,205
		Series - 2013 A (Class B)
177

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,000,000		Ford Credit Auto Owner Trust	1.540%	03/15/19	$2,979,564
		Series - 2013 D (Class B)
2,000,000	g	Ford Credit Floorplan Master Owner Trust	2.410	02/15/16	2,011,042
		Series - 2011 1 (Class B)
6,485,000	g	Ford Credit Floorplan Master Owner Trust	4.200	02/15/17	6,745,807
		Series - 2010 3 (Class A1)
1,800,000		Ford Credit Floorplan Master Owner Trust	1.490	09/15/19	1,789,652
		Series - 2012 5 (Class A)
2,435,000		GE Capital Credit Card Master Note Trust	4.470	03/15/20	2,654,204
		Series - 2010 2 (Class A)
2,349,906	i	GSR Mortgage Loan Trust	0.355	08/25/46	2,313,114
		Series - 2006 OA1 (Class 2A1)
1,000,000	g	Hertz Vehicle Financing LLC	4.170	03/25/16	1,023,908
		Series - 2011 1A (Class B1)
4,230,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	4,423,336
		Series - 2009 2A (Class A2)
2,540,000	g	Hertz Vehicle Financing LLC	3.290	03/25/18	2,670,884
		Series - 2011 1A (Class A2)
1,000,000	g	Hertz Vehicle Financing LLC	4.960	03/25/18	1,066,673
		Series - 2011 1A (Class B2)
314,788	i	HSI Asset Securitization Corp Trust	0.525	07/25/35	313,114
		Series - 2005 NC1 (Class 2A3)
2,000,000		Hyundai Auto Receivables Trust	2.450	04/15/16	2,036,000
		Series - 2011 A (Class B)
8,000,000		Hyundai Auto Receivables Trust	1.350	06/17/19	7,851,432
		Series - 2013 A (Class C)
976,014	i	Lehman XS Trust	0.415	02/25/36	887,607
		Series - 2006 1 (Class 1A1)
131,287	i	Long Beach Mortgage Loan Trust	0.915	02/25/35	130,747
		Series - 2005 1 (Class M1)
2,000,000	g	MMCA Automobile Trust	2.720	10/17/16	2,029,960
		Series - 2011 A (Class B)
1,355,348	i	Morgan Stanley Capital I	0.345	02/25/36	1,338,946
		Series - 2006 NC2 (Class A2C)
237,854	g	Morgan Stanley Capital I	2.602	09/15/47	241,809
		Series - 2011 C1 (Class A1)
3,375,674	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.685	01/25/36	3,353,563
		Series - 2005 WCH1 (Class M2)
3,000,000	g	Rental Car Finance Corp	2.510	02/25/16	3,038,088
		Series - 2011 1A (Class A1)
2,000,000	g	Rental Car Finance Corp	4.380	02/25/16	2,044,346
		Series - 2011 1A (Class B1)
178,150	i	Residential Asset Mortgage Products, Inc	0.465	04/25/35	174,687
		Series - 2005 RZ1 (Class A3)
999,468		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	1,009,982
		Series - 2006 HI2 (Class A3)
365,670		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	369,270
		Series - 2006 HI3 (Class A3)
500,000	i	Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	526,538
		Series - 2006 HI1 (Class M2)
5,000,000		Santander Drive Auto Receivables Trust	2.090	08/15/16	5,047,670
		Series - 2012 2 (Class B)
178

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$3,220,000		Santander Drive Auto Receivables Trust	3.090%	05/15/17	$3,282,594
		Series - 2011 3 (Class C)
494,869	i	Saxon Asset Securities Trust	6.120	11/25/30	525,665
		Series - 2002 2 (Class AF6)
206,816	i	Securitized Asset Backed Receivables LLC	0.465	10/25/35	201,667
		Series - 2006 OP1 (Class A2C)
2,175,495	g	Sierra Timeshare Receivables Funding LLC	2.840	11/20/28	2,215,376
		Series - 2012 1A (Class A)
1,612,429	g	Sierra Timeshare Receivables Funding LLC	2.380	03/20/29	1,628,546
		Series - 2012 2A (Class A)
7,800,000	g	SLM Student Loan Trust	3.480	10/15/30	8,146,999
		Series - 2012 B (Class A2)
9,000,000	g	SLM Student Loan Trust	3.830	01/17/45	9,338,499
		Series - 2012 A (Class A2)
264,094	i	Soundview Home Equity Loan Trust	0.465	11/25/35	260,529
		Series - 2005 OPT3 (Class A4)
597,306	i	Structured Asset Investment Loan Trust	1.225	11/25/34	586,537
		Series - 2004 10 (Class A9)
193,072	i	Structured Asset Investment Loan Trust	0.765	05/25/35	192,352
		Series - 2005 4 (Class M1)
3,196,052	g,i	Structured Asset Securities Corp	0.315	07/25/36	3,106,108
		Series - 2006 EQ1A (Class A4)
1,821,393	g,i	Structured Asset Securities Corp	0.385	10/25/36	1,757,210
		Series - 2006 GEL4 (Class A2)
7,000,000	g	Volvo Financial Equipment LLC	0.970	08/15/19	6,943,426
		Series - 2013 1A (Class A4)
39,216	i	Wells Fargo Home Equity Trust	0.305	07/25/36	38,821
		Series - 2006 2 (Class A3)
4,500,000		World Financial Network Credit Card Master Trust	1.680	08/15/18	4,533,251
		Series - 2011 A (Class A)
1,500,000		World Financial Network Credit Card Master Trust	3.960	04/15/19	1,567,267
		Series - 2010 A (Class A)
		TOTAL ASSET BACKED			201,827,004

OTHER MORTGAGE BACKED - 5.4%
5,000,000		Citigroup Commercial Mortgage Trust	1.813	09/10/45	5,010,555
		Series - 2012 GC8 (Class A2)
92,456		Countrywide Alternative Loan Trust	5.500	08/25/34	92,389
		Series - 2004 14T2 (Class A2)
625,000		Credit Suisse First Boston Mortgage Securities Corp	4.771	07/15/37	643,994
		Series - 2005 C3 (Class AJ)
9,000,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	9,663,750
		Series - 2006 C4 (Class AM)
153	i	Greenpoint Mortgage Funding Trust	0.265	09/25/46	153
		Series - 2006 AR4 (Class A1A)
49	i	Greenpoint Mortgage Funding Trust	0.245	10/25/46	49
		Series - 0 AR5 (Class A1A)
1,888,707		GS Mortgage Securities Trust	1.282	01/10/45	1,897,459
		Series - 2012 GC6 (Class A1)
8,750,000		GS Mortgage Securities Trust	1.840	02/10/46	8,711,019
		Series - 2013 GC10 (Class A2)
179

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$498,668	i	Impac CMB Trust	0.825%	03/25/35	$445,342
		Series - 2004 11 (Class 2A1)
9,528,133		JP Morgan Chase Commercial Mortgage Securities Trust	5.257	05/15/47	10,171,006
		Series - 2006 LDP9 (Class A1A)
1,450,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	1,607,205
		Series - 2007 LD12 (Class AM)
1,588,127	i	JP Morgan Mortgage Acquisition Corp	0.265	10/25/36	1,559,315
		Series - 0 CH2 (Class AV3)
785,000		LB-UBS Commercial Mortgage Trust	5.378	11/15/38	847,831
		Series - 2006 C7 (Class AM)
3,550,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	3,746,127
		Series - 2007 C2 (Class AM)
4,500,000		LB-UBS Commercial Mortgage Trust	4.843	07/15/40	4,671,234
		Series - 2005 C3 (Class AJ)
2,750,000		Morgan Stanley Bank of America Merrill Lynch Trust	1.868	11/15/45	2,745,671
		Series - 2012 C6 (Class A2)
173,629	i	Opteum Mortgage Acceptance Corp	0.565	02/25/35	172,677
		Series - 2005 1 (Class A4)
199,830		Residential Accredit Loans, Inc	4.350	03/25/34	203,162
		Series - 2004 QS4 (Class A1)
942,918		RFMSI Trust	5.500	03/25/35	953,774
		Series - 2005 S2 (Class A6)
552,467	g,i	Springleaf Mortgage Loan Trust	2.667	09/25/57	564,518
		Series - 2012 1A (Class A)
336,283	g,i	Springleaf Mortgage Loan Trust	2.220	10/25/57	342,580
		Series - 0 2A (Class A)
8,655,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	9,312,719
		Series - 2007 C30 (Class AM)
1,125,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	1,233,508
		Series - 2007 C34 (Class AM)
560,000	i	Wachovia Bank Commercial Mortgage Trust	5.591	04/15/47	609,720
		Series - 2007 C31 (Class AM)
		TOTAL OTHER MORTGAGE BACKED			65,205,757

		TOTAL STRUCTURED ASSETS			267,032,761
		(Cost $267,269,068)

		TOTAL BONDS			1,080,613,515
		(Cost $1,077,298,936)

SHORT-TERM INVESTMENTS - 12.0%
GOVERNMENT AGENCY DEBT - 1.6%
20,000,000		Federal Home Loan Mortgage Corp (FHLMC)	0.030	01/23/14	19,999,633
		TOTAL GOVERNMENT AGENCY DEBT			19,999,633

TREASURY DEBT - 10.4%
39,000,000		United States Treasury Bill	0.070	01/30/14	38,997,801
36,400,000		United States Treasury Bill	0.053-0.061	03/13/14	36,397,161
50,000,000		United States Treasury Note	1.750	03/31/14	50,201,150
		TOTAL TREASURY DEBT			125,596,112

180

TIAA-CREF FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

	TOTAL SHORT-TERM INVESTMENTS			$145,595,745
	(Cost $145,599,414)

	TOTAL INVESTMENTS - 101.6%			1,236,845,031
	(Cost $1,233,482,740)
	OTHER ASSETS & LIABILITIES, NET - (1.6)%			(19,278,528)
	NET ASSETS - 100.0%			$1,217,566,503

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $297,080,208 or 24.4% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
181

TIAA-CREF FUNDS - Social Choice Bond Fund

TIAA-CREF FUNDS

SOCIAL CHOICE BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
BANK LOAN OBLIGATIONS - 0.3%

MEDIA - 0.3%
$250,000	i	Virgin Media Investment Holdings Ltd	3.500%	06/08/20	$250,375
		TOTAL MEDIA			250,375

		TOTAL BANK LOAN OBLIGATIONS			250,375
		(Cost $249,468)

BONDS - 90.5%

CORPORATE BONDS - 41.1%

BANKS - 11.6%
500,000		Bank of America Corp	1.350	11/21/16	499,794
250,000	g,i	Bank of Tokyo-Mitsubishi UFJ Ltd	0.687	02/26/16	250,225
500,000		BB&T Corp	2.050	06/19/18	495,018
250,000	i	Capital One NA	0.696	03/22/16	249,744
250,000		Capital One NA	1.500	03/22/18	243,119
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	1.700	03/19/18	246,905
250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	3.950	11/09/22	242,247
250,000		Discover Bank	2.000	02/21/18	245,541
500,000		Discover Bank	4.200	08/08/23	493,155
515,000		First Niagara Financial Group, Inc	6.750	03/19/20	591,994
250,000		HSBC USA, Inc	1.625	01/16/18	246,514
500,000		Huntington Bancshares, Inc	2.600	08/02/18	500,292
500,000		Huntington National Bank	1.350	08/02/16	499,815
500,000		KeyCorp	2.300	12/13/18	496,373
250,000		Manufacturers & Traders Trust Co	1.450	03/07/18	243,177
250,000	g	Mizuho Corporate Bank Ltd	1.850	03/21/18	243,668
500,000	i	National City Bank	0.593	12/15/16	495,686
507,000		People’s United Financial, Inc	3.650	12/06/22	479,322
500,000		Regions Financial Corp	2.000	05/15/18	484,156
250,000		Royal Bank of Canada	1.500	01/16/18	245,117
500,000		Royal Bank of Canada	2.200	07/27/18	502,030
250,000	g	Skandinaviska Enskilda Banken AB	1.750	03/19/18	244,907
500,000	g	Skandinaviska Enskilda Banken AB	1.375	05/29/18	486,750
250,000	i	State Street Bank and Trust Co	0.442	12/08/15	249,497
260,000		SVB Financial Group	5.375	09/15/20	286,336
500,000	i	Toronto-Dominion Bank	0.786	04/30/18	501,076
250,000		US Bancorp	2.950	07/15/22	232,282
		TOTAL BANKS			9,994,740

CAPITAL GOODS - 2.0%
250,000		Eaton Corp	1.500	11/02/17	245,083
250,000		Eaton Corp	4.000	11/02/32	229,602
250,000	g	Ingersoll-Rand Global Holding Co Ltd	2.875	01/15/19	246,407
182

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		Pentair Finance S.A.	1.350%	12/01/15	$251,539
250,000		Pentair Finance S.A.	1.875	09/15/17	246,983
500,000		Rockwell Collins, Inc	3.700	12/15/23	493,608
		TOTAL CAPITAL GOODS			1,713,222

CONSUMER DURABLES & APPAREL - 0.3%
250,000		Mohawk Industries, Inc	3.850	02/01/23	237,500
		TOTAL CONSUMER DURABLES & APPAREL			237,500

CONSUMER SERVICES - 0.3%
250,000	g	Service Corp International	5.375	01/15/22	253,125
		TOTAL CONSUMER SERVICES			253,125

DIVERSIFIED FINANCIALS - 4.3%
250,000		American Express Co	1.550	05/22/18	244,100
325,000		American Express Credit Corp	2.125	07/27/18	325,546
250,000	i	Bank of New York Mellon Corp	0.802	08/01/18	250,679
500,000	i	Ford Motor Credit Co LLC	1.489	05/09/16	507,336
500,000		Ford Motor Credit Co LLC	2.375	01/16/18	504,980
500,000		Ford Motor Credit Co LLC	4.375	08/06/23	502,680
500,000	g	Nissan Motor Acceptance Corp	2.650	09/26/18	500,296
250,000	g	RCI Banque S.A.	3.500	04/03/18	254,783
500,000		State Street Corp	1.350	05/15/18	483,895
108,000		Unilever Capital Corp	0.850	08/02/17	105,135
		TOTAL DIVERSIFIED FINANCIALS			3,679,430

ENERGY - 2.5%
500,000		Noble Energy, Inc	5.250	11/15/43	499,592
250,000		Noble Holding International Ltd	2.500	03/15/17	250,791
500,000	g	Northern Natural Gas Co	4.100	09/15/42	432,131
500,000		Statoil ASA	2.900	11/08/20	496,728
500,000		Statoil ASA	2.650	01/15/24	451,001
		TOTAL ENERGY			2,130,243

FOOD & STAPLES RETAILING - 1.2%
500,000		Kroger Co	1.200	10/17/16	500,213
500,000		Kroger Co	2.300	01/15/19	497,493
		TOTAL FOOD & STAPLES RETAILING			997,706

HEALTH CARE EQUIPMENT & SERVICES - 2.9%
500,000		Edwards Lifesciences Corp	2.875	10/15/18	497,082
500,000		Laboratory Corp of America Holdings	2.500	11/01/18	493,125
500,000		Thermo Fisher Scientific, Inc	1.300	02/01/17	497,828
500,000		Thermo Fisher Scientific, Inc	2.400	02/01/19	495,345
500,000		Thermo Fisher Scientific, Inc	4.150	02/01/24	495,249
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,478,629

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
250,000		Colgate-Palmolive Co	1.950	02/01/23	217,305
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			217,305
183

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
INSURANCE - 2.8%
$250,000		Aetna, Inc	1.500%	11/15/17	$246,323
500,000	g	Five Corners Funding Trust	4.419	11/15/23	492,861
250,000		Principal Financial Group, Inc	1.850	11/15/17	247,739
500,000		Prudential Financial, Inc	2.300	08/15/18	497,039
250,000	i	Prudential Financial, Inc	5.200	03/15/44	241,875
500,000	g	Swiss Re Treasury US Corp	2.875	12/06/22	460,399
250,000	g	Swiss Re Treasury US Corp	4.250	12/06/42	214,835
		TOTAL INSURANCE			2,401,071

MATERIALS - 0.1%
50,000		Rock Tenn Co	4.000	03/01/23	47,755
		TOTAL MATERIALS			47,755

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
250,000		AbbVie, Inc	1.750	11/06/17	249,572
250,000		Bristol-Myers Squibb Co	3.250	08/01/42	194,138
500,000		Johnson & Johnson	0.700	11/28/16	496,934
500,000		Johnson & Johnson	4.375	12/05/33	503,255
250,000		Merck & Co, Inc	1.100	01/31/18	242,998
250,000		Merck & Co, Inc	4.150	05/18/43	228,397
500,000	g	Valeant Pharmaceuticals International, Inc	5.625	12/01/21	502,500
250,000	g	VPII Escrow Corp	6.750	08/15/18	274,688
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,692,482

REAL ESTATE - 3.6%
500,000		AvalonBay Communities, Inc	2.950	09/15/22	459,098
500,000	g	DCT Industrial Operating Partnership LP	4.500	10/15/23	485,845
500,000		Federal Realty Investment Trust	2.750	06/01/23	449,334
250,000		HCP, Inc	2.625	02/01/20	238,297
250,000		Kilroy Realty Corp	5.000	11/03/15	266,305
250,000		Kilroy Realty LP	3.800	01/15/23	233,139
500,000		Mid-America Apartments LP	4.300	10/15/23	486,119
250,000	g	Simon Property Group LP	1.500	02/01/18	242,864
250,000		Ventas Realty LP	2.000	02/15/18	245,751
		TOTAL REAL ESTATE			3,106,752

RETAILING - 0.3%
250,000		O’Reilly Automotive, Inc	3.800	09/01/22	241,279
		TOTAL RETAILING			241,279

TECHNOLOGY HARDWARE & EQUIPMENT - 0.9%
250,000		CC Holdings GS V LLC	2.381	12/15/17	247,620
500,000		Xerox Corp	2.750	03/15/19	495,549
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			743,169

TELECOMMUNICATION SERVICES - 1.5%
500,000		CenturyLink, Inc	6.750	12/01/23	506,250
500,000	g	Sprint Corp	7.250	09/15/21	536,875
250,000		Vodafone Group plc	1.500	02/19/18	243,747
		TOTAL TELECOMMUNICATION SERVICES			1,286,872
184

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
TRANSPORTATION - 0.8%
$500,000		CSX Corp	3.700%	11/01/23	$483,701
250,000		GATX Corp	3.900	03/30/23	236,828
		TOTAL TRANSPORTATION			720,529

UTILITIES - 2.7%
500,000		Delmarva Power & Light Co	3.500	11/15/23	491,547
250,000	g	International Transmission Co	4.625	08/15/43	244,080
125,000		ITC Holdings Corp	5.300	07/01/43	122,896
250,000		NiSource Finance Corp	4.800	02/15/44	225,566
250,000		Northeast Utilities	1.450	05/01/18	242,135
250,000		Northern States Power Co	2.600	05/15/23	229,594
250,000	i	NSTAR Electric Co	0.479	05/17/16	249,654
250,000	g	Topaz Solar Farms LLC	4.875	09/30/39	235,969
250,000	g	Topaz Solar Farms LLC	5.750	09/30/39	250,502
		TOTAL UTILITIES			2,291,943

		TOTAL CORPORATE BONDS			35,233,752
		(Cost $35,802,868)

GOVERNMENT BONDS - 42.5%

AGENCY SECURITIES - 5.6%
500,000		Federal Home Loan Mortgage Corp (FHLMC)	1.000	09/29/17	494,143
225,000	j	Government Trust Certificate	0.000	04/01/21	174,795
250,000	j	Overseas Private Investment Corp (OPIC)	0.000	04/30/15	251,765
242,647		OPIC	3.540	06/15/30	243,172
250,000		OPIC	3.370	12/15/30	244,860
242,857		OPIC	3.590	12/15/30	237,291
500,000		OPIC	3.820	12/20/32	497,671
250,000		OPIC	3.938	12/20/32	245,302
395,000		United States Department of Housing and Urban Development (HUD)	4.140	08/01/14	404,142
250,000		HUD	2.050	08/01/19	248,303
250,000		HUD	4.870	08/01/19	282,071
300,000		HUD	2.450	08/01/20	297,386
250,000		UNM Sandoval Regional Medical Center	4.500	07/20/36	240,850
500,000		Hashemite Kingdom of Jordan	2.503	10/30/20	489,722
500,000		Micron Semiconductor Asia Pte Ltd	1.258	01/15/19	498,254
		TOTAL AGENCY SECURITIES			4,849,727

FOREIGN GOVERNMENT BONDS - 6.7%
500,000		African Development Bank	0.750	10/18/16	498,920
235,588	g	Carpintero Finance Ltd	2.004	09/18/24	230,711
250,000		Council of Europe Development Bank	1.000	03/07/18	243,222
500,000		European Bank for Reconstruction & Development	1.625	04/10/18	500,837
250,000		Export-Import Bank of Korea	1.750	02/27/18	243,265
250,000		Hydro Quebec	1.375	06/19/17	250,848
500,000		International Bank for Reconstruction & Development	0.375	08/24/15	500,000
525,000		International Bank for Reconstruction & Development	2.000	10/20/16	543,243
250,000		International Finance Corp	2.250	04/28/14	251,592
185

TIAA-CREF FUNDS - Social Choice Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$250,000		International Finance Corp	0.500%	05/15/15	$250,240
500,000		International Finance Corp	0.500	05/16/16	499,041
500,000	g,i	International Finance Facility for Immunisation	0.433	07/05/16	499,996
500,000	g	Kommunalbanken AS.	0.750	11/21/16	497,450
250,000		North American Development Bank	2.300	10/10/18	246,173
250,000		Province of Ontario Canada	1.200	02/14/18	245,175
250,000		Province of Quebec Canada	2.625	02/13/23	229,636
		TOTAL FOREIGN GOVERNMENT BONDS			5,730,349

MORTGAGE BACKED - 15.2%
149,788		Federal National Mortgage Association (FNMA)	4.500	10/01/19	159,451
302,997		FNMA	5.000	09/01/25	322,886
392,458		FNMA	3.500	11/01/25	411,430
840,659		FNMA	3.000	05/01/27	859,190
1,167,674		FNMA	2.500	10/01/27	1,159,609
274,487		FNMA	5.000	11/01/33	299,025
252,738		FNMA	5.500	04/01/34	278,728
282,743		FNMA	5.500	08/01/37	311,600
319,961		FNMA	6.000	05/01/38	354,231
1,243,140		FNMA	4.500	08/01/39	1,324,232
697,055		FNMA	4.500	04/01/40	742,526
870,169		FNMA	4.000	10/01/40	899,875
872,118		FNMA	3.500	08/01/42	868,590
239,718		FNMA	3.500	01/01/43	238,674
1,114,568		Government National Mortgage Association (GNMA)	3.000	02/20/39	1,124,806
603,815		GNMA	3.500	08/20/39	615,728
249,288		GNMA	5.000	10/20/39	272,991
343,994		GNMA	4.000	06/15/40	358,643
695,269		GNMA	4.000	05/20/42	723,857
288,467		GNMA	5.000	06/20/42	314,378
964,244		GNMA	3.000	02/20/43	933,493
495,275		GNMA	3.500	07/15/43	500,714
		TOTAL MORTGAGE BACKED			13,074,657

MUNICIPAL BONDS - 8.1%
300,000		American Municipal Power	6.270	02/15/50	315,591
250,000		Bay Area Water Supply & Conservation Agency	1.311	10/01/17	245,947
250,000		Bay Area Water Supply & Conservation Agency	2.735	10/01/22	232,747
250,000		California Pollution Control Financing Authority	5.000	07/01/27	246,862
500,000		California Pollution Control Financing Authority	5.000	07/01/37	440,880
250,000		City of Jersey City NJ	1.192	09/01/15	249,803
180,000		Commonwealth Financing Authority	1.159	06/01/16	178,848
250,000		Commonwealth Financing Authority	2.675	06/01/21	230,502
500,000		Commonwealth of Massachusetts	5.000	08/01/33	532,730
250,000		Florida Governmental Utility Authority	2.000	10/01/16	247,225
500,000		Florida Hurricane Catastrophe Fund Finance Corp	1.298	07/01/16	500,575
250,000	j	Garden State Preservation Trust	0.000	11/01/22	185,537
250,000		Grant County Public Utility District No 2	4.700	01/01/28	242,510
500,000		Guadalupe-Blanco River Authority Industrial Development Corp	1.909	04/15/18	492,550
250,000		Guadalupe-Blanco River Authority Industrial Development Corp	4.633	04/15/33	233,760
186

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$200,000		Massachusetts St. Water Pollution Abatement	5.192%	08/01/40	$211,936
250,000		New York State Energy Research & Development Authority	1.028	07/01/16	248,703
250,000		New York State Energy Research & Development Authority	2.772	07/01/20	245,538
250,000		Niagara Area Development Corp	4.000	11/01/24	227,918
170,000		Ohio State Water Development Authority	4.879	12/01/34	174,063
250,000		Pend Oreille County Public Utility District No Box Canyon	1.987	01/01/16	250,473
205,000		Pend Oreille County Public Utility District No Box Canyon	2.417	01/01/17	205,513
250,000		South Dakota Conservancy District	1.648	08/01/18	245,810
250,000		State of California	4.988	04/01/39	235,952
250,000		West Virginia Water Development Authority	5.000	11/01/21	289,135
		TOTAL MUNICIPAL BONDS			6,911,108

U.S. TREASURY SECURITIES - 6.9%
275,000		United States Treasury Bond	2.875	05/15/43	222,879
825,000		United States Treasury Bond	3.625	08/15/43	779,110
875,000		United States Treasury Note	1.250	11/30/18	856,270
2,500,000		United States Treasury Note	1.500	12/31/18	2,471,875
450,000		United States Treasury Note	1.875	06/30/20	439,066
1,164,000		United States Treasury Note	2.750	11/15/23	1,138,719
		TOTAL U.S. TREASURY SECURITIES			5,907,919

		TOTAL GOVERNMENT BONDS			36,473,760
		(Cost $37,434,135)

STRUCTURED ASSETS - 6.9%

ASSET BACKED - 2.5%
250,000		Ally Master Owner Trust	1.720	07/15/19	250,580
		Series - 2012 4 (Class A)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	6.740	05/20/16	264,674
		Series - 2010 3A (Class B)
250,000	g	Avis Budget Rental Car Funding AESOP LLC	2.100	03/20/19	249,631
		Series - 2012 3A (Class A)
230,212	g	DB/UBS Mortgage Trust	3.742	11/10/46	241,944
		Series - 2011 LC1A (Class A1)
500,000	g	Hertz Vehicle Financing LLC	6.440	02/25/19	560,539
		Series - 2010 1A (Class B3)
162,598	i	Lehman XS Trust	0.415	02/25/36	147,870
		Series - 2006 1 (Class 1A1)
229,546	i	Park Place Securities, Inc Asset-Backed Pass-Through Certificates	0.685	01/25/36	228,042
		Series - 2005 WCH1 (Class M2)
182,139	g,i	Structured Asset Securities Corp	0.385	10/25/36	175,721
		Series - 2006 GEL4 (Class A2)
		TOTAL ASSET BACKED			2,119,001

OTHER MORTGAGE BACKED - 4.4%
215,880	g	7 WTC Depositor LLC Trust	4.082	03/13/31	224,438
		Series - 2012 7WTC (Class A)
310,000		Banc of America Commercial Mortgage Trust	5.390	10/10/45	335,973
		Series - 2006 6 (Class AM)
120,000	i	Bear Stearns Commercial Mortgage Securities	5.959	09/11/42	128,292
		Series - 2007 T28 (Class AJ)
187

TIAA-CREF FUNDS - Social Choice Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$424,527	i	Countrywide Home Loan Mortgage Pass Through Trust	2.532%	11/20/34	$396,405
		Series - 2004 HYB6 (Class A2)
255,000		Credit Suisse Mortgage Capital Certificates	5.509	09/15/39	273,806
		Series - 2006 C4 (Class AM)
250,000	g	GS Mortgage Securities Corp II	3.551	04/10/34	245,803
		Series - 2012 ALOH (Class A)
81,213	i	Impac CMB Trust	0.825	03/25/35	72,529
		Series - 2004 11 (Class 2A1)
250,000		JP Morgan Chase Commercial Mortgage Securities Corp	3.507	05/15/45	248,556
		Series - 2012 C6 (Class A3)
150,000	i	JP Morgan Chase Commercial Mortgage Securities Trust	6.192	02/15/51	166,263
		Series - 2007 LD12 (Class AM)
350,000	i	LB-UBS Commercial Mortgage Trust	5.493	02/15/40	369,336
		Series - 2007 C2 (Class AM)
250,000	g	OBP Depositor LLC Trust	4.646	07/15/45	271,116
		Series - 2010 OBP (Class A)
248,136		RFMSI Trust	5.500	03/25/35	250,993
		Series - 2005 S2 (Class A6)
250,000		UBS Barclays Commercial Mortgage Trust	3.525	05/10/63	247,116
		Series - 2012 C2 (Class A4)
250,000		Wachovia Bank Commercial Mortgage Trust	5.383	12/15/43	268,998
		Series - 2007 C30 (Class AM)
70,000	i	Wachovia Bank Commercial Mortgage Trust	5.818	05/15/46	76,752
		Series - 2007 C34 (Class AM)
250,000	i	Wachovia Bank Commercial Mortgage Trust	5.660	04/15/47	248,129
		Series - 2007 C31 (Class AJ)
		TOTAL OTHER MORTGAGE BACKED			3,824,505

		TOTAL STRUCTURED ASSETS			5,943,506
		(Cost $6,057,125)

		TOTAL BONDS			77,651,018
		(Cost $79,294,128)

SHARES		COMPANY
PREFERRED STOCKS - 0.3%

BANKS - 0.3%
250		M&T Bank Corp	6.375	12/30/49	228,875
		TOTAL BANKS			228,875
		TOTAL PREFERRED STOCKS			228,875
		(Cost $255,625)

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.0%
TREASURY DEBT - 8.0%
$900,000		United States Treasury Bill	0.055	03/06/14	899,917
6,000,000		United States Treasury Bill	0.073-0.083	07/24/14	5,997,378
		TOTAL TREASURY DEBT			6,897,295
188

TIAA-CREF FUNDS - Social Choice Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

	TOTAL SHORT-TERM INVESTMENTS			$6,897,295
	(Cost $6,897,328)

	TOTAL INVESTMENTS - 99.1%			85,027,563
	(Cost $86,696,549)
	OTHER ASSETS & LIABILITIES, NET - 0.9%			804,623
	NET ASSETS - 100.0%			$85,832,186

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration to qualified institutional buyers. At 12/31/2013, the aggregate value of these securities was $10,315,733 or 12.0% of net assets.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
j	Zero coupon.
189

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS

TAX-EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
LONG-TERM MUNICIPAL BONDS - 100.4%

ALABAMA - 0.4%
$1,025,000		Alabama Public School & College Authority	5.000%	05/01/19	$1,194,607
		TOTAL ALABAMA			1,194,607

ARIZONA - 1.3%
1,225,000		Arizona School Facilities Board, COP	5.000	09/01/19	1,395,863
2,000,000		City of Tucson AZ, GO	5.000	07/01/20	2,291,560
1,000,000		Phoenix Industrial Development Authority	5.625	09/01/42	821,330
		TOTAL ARIZONA			4,508,753

CALIFORNIA - 9.9%
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,368,820
1,000,000		California State Public Works Board, GO	5.000	11/01/22	1,131,570
2,000,000		County of San Bernardino CA, COP	5.250	08/01/19	2,258,720
5,000,000		State of California	5.000	11/01/20	5,841,500
2,500,000		State of California	5.000	11/01/23	2,869,975
1,855,000		State of California, GO	5.000	03/01/17	2,100,806
1,000,000		State of California, GO	5.000	03/01/19	1,165,600
2,000,000		State of California, GO	5.000	02/01/22	2,309,820
2,000,000		State of California, GO	5.000	04/01/22	2,312,280
2,000,000		State of California, GO	5.250	10/01/22	2,350,500
3,000,000		State of California, GO	5.000	02/01/23	3,437,700
1,710,000		West Contra Costa Unified School District, GO	5.700	02/01/21	2,051,863
1,450,000		West Contra Costa Unified School District, GO	6.000	08/01/21	1,770,334
1,810,000		West Contra Costa Unified School District, GO	5.700	02/01/22	2,161,086
		TOTAL CALIFORNIA			34,130,574

COLORADO - 1.0%
1,000,000		City & County of Denver CO Airport System Revenue	5.000	11/15/23	1,107,400
1,000,000		Denver City & County School District No, GO	5.500	12/01/23	1,205,320
1,000,000		Jefferson County Colorado School District, GO	5.000	12/15/23	1,163,450
		TOTAL COLORADO			3,476,170

CONNECTICUT - 4.2%
1,400,000		Connecticut State Health & Educational Facility Authority	5.000	07/01/22	1,536,850
3,000,000	i	State of Connecticut	0.920	08/15/18	3,005,250
3,000,000	i	State of Connecticut	1.060	08/15/20	3,025,380
2,000,000		State of Connecticut	5.000	10/15/22	2,318,480
3,000,000		State of Connecticut	5.000	10/15/23	3,469,500
1,000,000		State of Connecticut, GO	5.000	05/15/21	1,166,490
		TOTAL CONNECTICUT			14,521,950
190

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
FLORIDA - 3.0%
$1,485,000		Broward County School Board, COP	5.250%	07/01/16	$1,636,886
1,365,000		County of Broward FL, GO	5.000	01/01/21	1,604,748
1,000,000		County of Orange FL	5.000	10/01/21	1,123,170
5,000,000		State of Florida	5.000	06/01/21	5,903,750
		TOTAL FLORIDA			10,268,554

GEORGIA - 2.6%
2,500,000		City of Atlanta GA Water & Wastewater Revenue	5.000	11/01/23	2,851,625
1,470,000		Fulton County Development Authority	5.000	11/01/18	1,696,468
4,000,000		State of Georgia	5.000	12/01/16	4,517,040
		TOTAL GEORGIA			9,065,133

HAWAII - 0.6%
1,000,000		State of Hawaii Department of Transportation	5.250	08/01/24	1,050,620
1,000,000		State of Hawaii, GO	5.000	12/01/22	1,155,120
		TOTAL HAWAII			2,205,740

ILLINOIS - 11.1%
1,500,000		Chicago Board of Education	5.250	12/01/18	1,676,250
3,200,000		Chicago Board of Education	5.000	12/01/20	3,514,976
5,000,000	i	Chicago Board of Education	0.870	03/01/36	4,824,700
2,560,000		Chicago Board of Education, GO	5.000	12/01/18	2,831,539
1,000,000		Chicago Board of Education, GO	5.000	12/01/18	1,106,070
1,230,000		Chicago Board of Education, GO	6.000	01/01/20	1,341,217
1,665,000		Chicago Board of Education, GO	5.000	12/01/21	1,813,418
1,000,000		Chicago Public Building Commission	5.250	03/01/24	1,078,290
2,085,000		Chicago State University	5.500	12/01/23	2,238,435
1,220,000		Chicago Transit Authority	5.250	12/01/24	1,318,112
1,500,000		County of Cook IL	5.000	11/15/15	1,619,685
1,000,000		County of Cook IL	5.000	11/15/16	1,111,850
1,500,000		County of Cook IL	5.000	11/15/17	1,694,070
2,000,000		Illinois Finance Authority	5.000	07/01/17	2,277,100
1,500,000		State of Illinois	5.000	06/15/19	1,710,960
840,000		State of Illinois	6.250	12/15/20	935,105
2,045,000		State of Illinois, GO	5.000	01/01/20	2,121,994
1,650,000		State of Illinois, GO	5.000	01/01/20	1,819,340
1,835,000		State of Illinois, GO	5.000	01/01/20	2,025,455
1,000,000		State of Illinois, GO	5.250	01/01/20	1,116,210
		TOTAL ILLINOIS			38,174,776

INDIANA - 2.1%
1,000,000		Griffith Multi-School Building Corp, GO	5.000	07/15/15	1,069,290
1,520,000		Hammond Multi-School Building Corp, GO	5.000	07/15/17	1,674,995
2,120,000		Indiana Bond Bank	5.250	04/01/19	2,395,494
1,940,000		Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,212,143
		TOTAL INDIANA			7,351,922
191

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
LOUISIANA - 0.3%
$1,000,000		Louisiana Public Facilities Authority	5.250%	10/01/24	$1,118,370
		TOTAL LOUISIANA			1,118,370

MARYLAND - 3.8%
4,000,000		County of Montgomery MD	5.000	07/01/21	4,745,640
2,750,000		State of Maryland	5.000	07/15/15	2,949,787
4,500,000		State of Maryland Department of Transportation	5.000	12/01/17	5,211,585
		TOTAL MARYLAND			12,907,012

MASSACHUSETTS - 4.0%
4,000,000	h	Commonwealth of Massachusetts	5.000	12/01/19	4,726,960
2,000,000		Commonwealth of Massachusetts	5.000	08/01/20	2,353,220
1,750,000		Massachusetts Development Finance Agency	5.000	07/01/23	2,029,248
3,945,000	h	Massachusetts State College Building Authority	5.000	05/01/20	4,623,737
		TOTAL MASSACHUSETTS			13,733,165

MICHIGAN - 0.7%
1,000,000		Michigan Finance Authority	5.000	10/01/22	1,163,510
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,169,961
		TOTAL MICHIGAN			2,333,471

MINNESOTA - 3.6%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,093,740
3,000,000		St. Paul Port Authority	5.000	12/01/21	3,462,630
5,000,000		State of Minnesota	5.000	10/01/23	5,913,500
1,715,000		University of Minnesota	5.000	08/01/21	2,011,558
		TOTAL MINNESOTA			12,481,428

MISSISSIPPI - 0.7%
2,100,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	2,318,589
		TOTAL MISSISSIPPI			2,318,589

MISSOURI - 0.5%
1,500,000		City of Kansas City MO Airport Revenue	5.000	09/01/19	1,707,510
		TOTAL MISSOURI			1,707,510

NEBRASKA - 0.3%
1,000,000		Central Plains Energy Project	5.000	09/01/22	1,058,230
		TOTAL NEBRASKA			1,058,230

NEW JERSEY - 4.1%
1,500,000		New Jersey Building Authority	5.000	06/15/15	1,598,190
2,250,000		New Jersey Building Authority	5.000	06/15/16	2,487,870
2,000,000		New Jersey Building Authority	5.000	06/15/17	2,259,080
192

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,980,000		New Jersey Economic Development Authority, GO	5.250%	12/15/20	$2,307,512
1,025,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,191,531
2,800,000		New Jersey Transportation Trust Fund Authority	5.250	12/15/20	3,254,916
1,000,000		New Jersey Transportation Trust Fund Authority	5.250	06/15/23	1,121,410
		TOTAL NEW JERSEY			14,220,509

NEW YORK - 16.7%
2,000,000		Battery Park City Authority	5.000	11/01/23	2,343,780
4,000,000		City of New York NY	5.000	08/01/17	4,550,320
4,000,000		City of New York NY	5.000	08/01/18	4,617,080
2,000,000	i	City of New York NY	0.510	08/01/21	1,992,900
1,500,000	i	City of New York NY	0.590	08/01/25	1,493,760
2,000,000		Housing Development Corp	0.750	11/01/16	1,998,320
1,000,000		Metropolitan Transportation Authority	5.000	11/15/20	1,160,050
1,000,000		Metropolitan Transportation Authority	5.250	11/15/20	1,158,640
1,000,000		Metropolitan Transportation Authority	5.000	11/15/21	1,130,830
1,000,000		Metropolitan Transportation Authority	5.250	11/15/23	1,137,650
2,000,000		New York City Health & Hospital Corp	5.000	02/15/20	2,281,560
1,000,000		New York State Dormitory Authority	5.000	07/01/16	1,100,050
2,250,000		New York State Dormitory Authority	5.000	10/01/17	2,571,007
1,000,000		New York State Dormitory Authority	5.000	10/01/18	1,145,360
1,000,000		New York State Dormitory Authority	5.000	10/01/19	1,150,290
70,000		New York State Dormitory Authority	5.000	07/01/20	83,278
1,030,000		New York State Dormitory Authority	5.000	07/01/20	1,183,964
5,000,000		New York State Dormitory Authority	5.000	12/15/22	5,800,350
3,000,000		New York State Dormitory Authority	5.000	03/15/23	3,510,690
3,000,000		New York State Thruway Authority	5.000	05/01/19	3,443,760
2,000,000		New York State Urban Development Corp	5.000	03/15/20	2,335,040
4,000,000		New York State Urban Development Corp	5.000	03/15/20	4,670,080
4,000,000		New York State Urban Development Corp	5.000	03/15/21	4,665,800
1,635,000		Port Authority of New York & New Jersey, AMT	5.000	09/15/20	1,874,528
		TOTAL NEW YORK			57,399,087

NORTH CAROLINA - 0.3%
1,000,000		County of New Hanover NC, GO	5.000	12/01/20	1,183,520
		TOTAL NORTH CAROLINA			1,183,520

OHIO - 7.9%
2,000,000		City of Cincinnati OH	5.000	12/01/21	2,350,560
1,500,000		City of Columbus OH, GO	5.000	07/01/21	1,770,555
1,290,000		Lorain County Port Authority	5.000	11/15/22	1,389,356
1,760,000		Lorain County Port Authority	5.000	11/15/30	1,776,262
1,000,000		Ohio Air Quality Development Authority	5.625	06/01/18	1,080,460
1,750,000		Ohio Higher Educational Facility Commission	5.000	12/01/23	2,005,885
1,500,000		Ohio State Turnpike Commission	5.000	02/15/20	1,697,550
3,000,000		Ohio State Water Development Authority	5.000	06/01/23	3,526,350
1,660,000		State of Ohio	5.000	01/15/21	1,831,262
4,000,000		State of Ohio	5.000	06/15/22	4,681,000
1,200,000		State of Ohio	5.000	01/01/23	1,329,504
1,000,000		State of Ohio, GO	5.000	09/15/20	1,176,240
193

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	DATE	VALUE
$1,000,000		State of Ohio, GO	5.000%	08/01/21	$1,173,100
1,000,000		State of Ohio, GO	5.000	09/15/22	1,171,310
		TOTAL OHIO			26,959,394

PENNSYLVANIA - 1.0%
1,925,000		Commonwealth of Pennsylvania, GO	5.000	02/15/19	2,251,480
1,000,000	i	Pennsylvania Turnpike Commission	1.190	12/01/19	1,007,430
		TOTAL PENNSYLVANIA			3,258,910

RHODE ISLAND - 2.4%
5,000,000		Rhode Island Health & Educational Building Corp	5.000	09/01/21	5,896,100
2,000,000		State of Rhode Island, GO	5.000	08/01/21	2,308,840
		TOTAL RHODE ISLAND			8,204,940

SOUTH CAROLINA - 0.7%
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,248,531
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,168,660
		TOTAL SOUTH CAROLINA			2,417,191

TEXAS - 10.8%
5,000,000		City Public Service Board of San Antonio TX	5.250	02/01/24	5,909,350
5,000,000	i	Clear Creek Independent School District	3.000	02/15/35	5,315,500
5,000,000		Dallas Area Rapid Transit	5.000	12/01/17	5,778,150
1,100,000	i	Harris County Cultural Education Facilities Finance Corp	0.440	06/01/16	1,099,549
1,000,000	i	Harris County Cultural Education Facilities Finance Corp	0.640	06/01/18	996,130
1,065,000	i	Harris County Cultural Education Facilities Finance Corp	0.790	06/01/20	1,053,093
4,600,000		Houston Independent School District	5.000	02/15/24	5,340,876
1,500,000		Lewisville Independent School District	5.000	08/15/19	1,762,305
1,500,000		Lewisville Independent School District	5.000	08/15/20	1,761,300
3,250,000		North Texas Municipal Water District	5.250	09/01/23	3,818,913
1,500,000		State of Texas	5.000	10/01/20	1,778,400
1,000,000		State of Texas, GO	5.000	10/01/22	1,162,000
1,000,000		Texas Water Development Board	5.000	07/15/16	1,114,480
		TOTAL TEXAS			36,890,046

UTAH - 2.4%
4,000,000		Alpine School District	5.000	03/15/23	4,698,600
2,000,000		Intermountain Power Agency	5.000	07/01/16	2,218,400
1,000,000		State of Utah	5.000	07/01/21	1,190,200
		TOTAL UTAH			8,107,200

WASHINGTON - 2.8%
3,150,000		Port of Seattle WA	5.500	09/01/17	3,590,149
5,075,000		State of Washington	5.000	02/01/23	5,924,555
		TOTAL WASHINGTON			9,514,704
194

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	DATE	VALUE
WEST VIRGINIA - 0.5%
$1,500,000	City of Princeton WV	5.000%	05/01/21	$1,601,145
	TOTAL WEST VIRGINIA			1,601,145

WISCONSIN - 0.7%
1,040,000	State of Wisconsin	5.000	05/01/19	1,213,826
1,000,000	State of Wisconsin	5.000	05/01/21	1,172,990
	TOTAL WISCONSIN			2,386,816

	TOTAL LONG-TERM MUNICIPAL BONDS			344,699,416
	(Cost $341,022,037)

	TOTAL INVESTMENTS - 100.4%			344,699,416
	(Cost $341,022,037)
	OTHER ASSETS & LIABILITIES, NET - (0.4)%			(1,432,807)
	NET ASSETS - 100.0%			$343,266,609

	Abbreviation(s):
AMT	Alternative Minimum Tax (subject to)
COP	Certificate of Participation
GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon rate reflects the rate at period end.
195

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
December 31, 2013

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.9%

CERTIFICATE OF DEPOSIT - 4.6%
$4,000,000		Banco Del Estado De Chile	0.210%	02/11/14	$4,000,000
4,500,000		Banco Del Estado De Chile	0.210	02/20/14	4,500,000
3,000,000		Toronto-Dominion Bank	0.150	01/06/14	3,000,000
5,000,000		Toronto-Dominion Bank	0.150	03/06/14	5,000,000
6,000,000		Toronto-Dominion Bank	0.170	03/11/14	6,000,000
5,000,000		Wells Fargo Bank NA	0.130	02/06/14	5,000,000
2,000,000		Wells Fargo Bank NA	0.130	02/10/14	2,000,000
10,000,000		Wells Fargo Bank NA	0.160	03/03/14	10,000,000
		TOTAL CERTIFICATE OF DEPOSIT			39,500,000

COMMERCIAL PAPER - 39.1%
2,500,000		American Honda Finance Corp	0.090	01/10/14	2,499,944
5,000,000		American Honda Finance Corp	0.110	01/23/14	4,999,664
1,700,000		American Honda Finance Corp	0.100	02/19/14	1,699,769
4,500,000		American Honda Finance Corp	0.100	02/25/14	4,499,312
9,500,000		American Honda Finance Corp	0.130	03/05/14	9,497,839
5,000,000	y	Australia & New Zealand Banking Group Ltd	0.180	03/19/14	4,998,075
3,000,000	y	Australia & New Zealand Banking Group Ltd	0.180	03/20/14	2,998,830
10,000,000	y	Australia & New Zealand Banking Group Ltd	0.170	03/25/14	9,996,081
3,000,000		Bank of Nova Scotia	0.175	01/02/14	2,999,985
2,500,000		Bank of Nova Scotia	0.160	01/03/14	2,499,978
2,000,000		Bank of Nova Scotia	0.175	01/08/14	1,999,932
460,000		Bank of Nova Scotia	0.170	01/28/14	459,941
2,450,000		Bank of Nova Scotia	0.170	02/25/14	2,449,364
4,275,000		Bank of Tokyo-Mitsubishi UFJ Ltd	0.170	01/10/14	4,274,818
5,000,000	y	Bedford Row Funding Corp	0.220	02/03/14	4,998,992
340,000	y	Bedford Row Funding Corp	0.230	04/01/14	339,804
1,500,000	y	Coca-Cola Co	0.130	01/23/14	1,499,881
700,000	y	Coca-Cola Co	0.180	02/10/14	699,860
2,500,000	y	Coca-Cola Co	0.130	02/14/14	2,499,603
2,000,000	y	Coca-Cola Co	0.100	03/06/14	1,999,644
2,569,000	y	Coca-Cola Co	0.100	03/11/14	2,568,508
3,660,000	y	Coca-Cola Co	0.100	03/12/14	3,659,288
5,000,000	y	Coca-Cola Co	0.125	04/10/14	4,998,281
1,285,000	y	Commonwealth Bank of Australia	0.160	01/02/14	1,284,994
3,000,000	y	Commonwealth Bank of Australia	0.180	01/13/14	2,999,820
4,050,000	y	Commonwealth Bank of Australia	0.155-0.160	02/10/14	4,049,285
5,000,000	y	Commonwealth Bank of Australia	0.155	02/21/14	4,998,902
2,100,000	y	DBS Bank Ltd	0.150-0.240	01/06/14	2,099,945
2,000,000	y	DBS Bank Ltd	0.165	01/07/14	1,999,945
1,100,000	y	DBS Bank Ltd	0.170	02/14/14	1,099,771
2,280,000	y	DBS Bank Ltd	0.180-0.190	03/05/14	2,279,259
1,450,000	y	DBS Bank Ltd	0.250	04/01/14	1,449,094
3,000,000		Exxon Mobil Corp	0.085	01/21/14	2,999,858
196

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$7,442,000	y	Fairway Finance LLC	0.150%	01/06/14	$7,441,845
3,101,000	y	Fairway Finance LLC	0.180	01/27/14	3,100,597
3,000,000	y	Fairway Finance LLC	0.160	01/28/14	2,999,640
1,180,000	y	Fairway Finance LLC	0.190	01/30/14	1,179,820
4,070,000	y	Fairway Finance LLC	0.175	02/13/14	4,069,149
1,750,000	y	Fairway Finance LLC	0.170-0.180	02/25/14	1,749,530
4,600,000	y	Fairway Finance LLC	0.160	03/03/14	4,598,753
5,000,000		General Electric Capital Corp	0.100	01/07/14	4,999,917
10,000,000		General Electric Capital Corp	0.130	01/24/14	9,999,169
7,000,000		General Electric Capital Corp	0.140	03/04/14	6,998,312
4,245,000	y	International Business Machines Corp	0.150	01/07/14	4,244,894
236,000		JPMorgan Chase Bank NA	0.230	01/13/14	235,982
5,155,000	y	Liberty Street Funding LLC	0.175-0.180	02/18/14	5,153,788
6,040,000	y	Liberty Street Funding LLC	0.175	02/24/14	6,038,414
3,000,000	y	National Australia Funding Delaware, Inc	0.120	01/02/14	2,999,990
560,000	y	National Australia Funding Delaware, Inc	0.160	02/18/14	559,881
3,900,000	y	Nestle Capital Corp	0.095	02/11/14	3,899,578
4,700,000	y	Nestle Capital Corp	0.105	02/13/14	4,699,411
6,700,000	y	Old Line Funding LLC	0.180	02/05/14	6,698,827
5,000,000	y	Old Line Funding LLC	0.240	02/12/14	4,998,600
2,000,000	y	Old Line Funding LLC	0.180	02/25/14	1,999,450
1,475,000		PACCAR Financial Corp	0.200	01/10/14	1,474,926
1,400,000		PACCAR Financial Corp	0.200	01/13/14	1,399,907
7,191,000		PACCAR Financial Corp	0.115-0.130	01/30/14	7,190,329
735,000	y	Private Export Funding Corp	0.250	04/07/14	734,510
1,130,000	y	Procter & Gamble Co	0.100	01/08/14	1,129,978
4,500,000	y	Procter & Gamble Co	0.090	03/04/14	4,499,303
5,000,000		Province of Ontario Canada	0.090	01/17/14	4,999,800
5,000,000		Province of Ontario Canada	0.100	03/13/14	4,999,014
3,350,000	y	Province of Quebec Canada	0.095	01/09/14	3,349,929
5,000,000	y	Province of Quebec Canada	0.080	01/14/14	4,999,856
1,500,000	y	Province of Quebec Canada	0.105	02/10/14	1,499,825
615,000	y	Province of Quebec Canada	0.110	02/11/14	614,923
2,600,000	y	Province of Quebec Canada	0.110	02/25/14	2,599,563
4,000,000	y	PSP Capital, Inc	0.120	01/14/14	3,999,826
5,000,000	y	PSP Capital, Inc	0.120	01/16/14	4,999,750
3,000,000	y	PSP Capital, Inc	0.135	01/22/14	2,999,764
5,000,000	y	PSP Capital, Inc	0.130	02/11/14	4,999,260
3,000,000	y	PSP Capital, Inc	0.150	03/18/14	2,999,050
5,000,000	y	PSP Capital, Inc	0.150	03/20/14	4,998,375
13,258,000		Shell International Finance BV	4.000	03/21/14	13,365,959
750,000	y	Standard Chartered Bank	0.160	01/14/14	749,956
1,000,000	y	Standard Chartered Bank	0.170-0.210	01/27/14	999,863
1,000,000	y	Standard Chartered Bank	0.170	02/05/14	999,835
4,000,000	y	Standard Chartered Bank	0.150	02/14/14	3,999,266
3,000,000	y	Standard Chartered Bank	0.230	02/25/14	2,998,946
1,600,000	y	Standard Chartered Bank	0.150-0.160	02/27/14	1,599,613
1,725,000	y	Standard Chartered Bank	0.173	03/10/14	1,724,438
4,000,000	y	Toronto-Dominion Holdings USA, Inc	0.145	01/15/14	3,999,774
5,000,000	y	Toronto-Dominion Holdings USA, Inc	0.170	02/06/14	4,999,150
2,740,000		Toyota Motor Credit Corp	0.140	03/05/14	2,739,329
4,000,000		Toyota Motor Credit Corp	0.160	03/07/14	3,998,844
197

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$2,500,000		Toyota Motor Credit Corp	0.170%	04/17/14	$2,498,749
3,000,000	y	United Overseas Bank Ltd	0.170	01/07/14	2,999,915
1,350,000	y	United Overseas Bank Ltd	0.150	01/09/14	1,349,955
5,000,000	y	United Overseas Bank Ltd	0.160	01/14/14	4,999,711
5,000,000	y	United Overseas Bank Ltd	0.175	03/10/14	4,998,347
790,000	y	United Overseas Bank Ltd	0.185	03/14/14	789,708
1,200,000	y	United Overseas Bank Ltd	0.200	03/18/14	1,199,493
3,000,000	y	United Overseas Bank Ltd	0.225	03/21/14	2,998,519
3,030,000	y	United Overseas Bank Ltd	0.210	04/14/14	3,028,180
2,000,000		US Bank NA	0.250	02/28/14	1,999,194
2,000,000		US Bank NA	0.220	05/19/14	1,998,313
2,754,000	y	Wal-Mart Stores, Inc	0.125	01/28/14	2,753,742
1,200,000	y	Westpac Banking Corp	0.210	01/03/14	1,199,986
		TOTAL COMMERCIAL PAPER			332,540,486

GOVERNMENT AGENCY DEBT - 30.7%
5,500,000		Federal Home Loan Bank (FHLB)	0.060-0.145	01/02/14	5,499,983
13,340,000		FHLB	0.035-0.130	01/08/14	13,339,789
4,100,000		FHLB	0.050-0.070	01/09/14	4,099,945
9,300,000		FHLB	0.040-0.120	01/10/14	9,299,875
10,687,000		FHLB	0.040-0.195	01/13/14	10,686,711
5,000,000		FHLB	0.040	01/15/14	4,999,922
13,000,000		FHLB	0.020-0.140	01/17/14	12,999,351
5,165,000		FHLB	0.050-0.085	01/22/14	5,164,846
2,800,000		FHLB	0.070	01/24/14	2,799,875
535,000		FHLB	0.070	01/28/14	534,972
1,900,000		FHLB	0.060	01/31/14	1,899,905
10,300,000		FHLB	0.065-0.083	02/05/14	10,299,279
12,300,000		FHLB	0.055-0.085	02/07/14	12,299,100
8,500,000		FHLB	0.070-0.083	02/14/14	8,499,212
9,160,000		FHLB	0.080-0.085	02/19/14	9,158,950
4,890,000		FHLB	0.065-0.090	02/26/14	4,889,436
6,000,000		FHLB	0.065	02/28/14	5,999,372
14,500,000		FHLB	0.080-0.090	03/07/14	14,497,815
9,078,000		FHLB	0.085-0.100	03/12/14	9,076,260
13,000,000		FHLB	0.090-0.095	03/14/14	12,997,560
2,600,000		FHLB	0.085	03/26/14	2,599,484
6,200,000		FHLB	0.095-0.100	03/28/14	6,198,557
11,177,000		FHLB	0.060-0.085	04/02/14	11,175,230
4,500,000		FHLB	0.110	04/04/14	4,498,721
1,540,000		Federal Home Loan Mortgage Corp (FHLMC)	0.065-0.070	01/06/14	1,539,986
1,767,000		FHLMC	0.065	01/13/14	1,766,962
3,565,000		FHLMC	0.060-0.065	01/14/14	3,564,920
1,720,000		FHLMC	0.080-0.120	01/15/14	1,719,925
9,400,000		FHLMC	0.040-0.065	01/21/14	9,399,730
5,875,000		FHLMC	0.050-0.090	01/27/14	5,874,749
821,000		FHLMC	0.145	01/29/14	820,907
5,440,000		FHLMC	0.070-0.130	02/04/14	5,439,590
2,460,000		FHLMC	0.050-0.090	02/11/14	2,459,782
3,300,000		FHLMC	0.085	02/18/14	3,299,626
6,724,000		FHLMC	0.090-0.150	02/24/14	6,722,842
1,534,000		FHLMC	0.100	03/10/14	1,533,710
198

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000		FHLMC	0.090%	03/11/14	$4,999,137
4,000,000		FHLMC	0.100	04/07/14	3,998,933
40,000		Federal National Mortgage Association (FNMA)	0.160	01/09/14	39,999
1,500,000		FNMA	0.065	01/22/14	1,499,943
1,063,000		FNMA	0.060-0.160	01/27/14	1,062,932
8,300,000		FNMA	0.040	01/29/14	8,299,742
4,000,000		FNMA	0.065	02/04/14	3,999,755
795,000		FNMA	0.085	02/12/14	794,921
6,900,000		FNMA	0.075-0.085	02/19/14	6,899,255
75,000		FNMA	0.070	02/24/14	74,992
2,000,000		FNMA	0.065	02/25/14	1,999,801
		TOTAL GOVERNMENT AGENCY DEBT			261,326,289

TREASURY DEBT - 15.5%
6,000,000		United States Treasury Bill	0.031-0.048	01/09/14	5,999,951
6,220,000		United States Treasury Bill	0.045-0.050	01/16/14	6,219,873
6,000,000		United States Treasury Bill	0.032-0.037	01/23/14	5,999,880
6,567,000		United States Treasury Bill	0.045-0.063	02/06/14	6,566,602
1,260,000		United States Treasury Bill	0.038	03/20/14	1,259,898
975,000		United States Treasury Bill	0.035	03/27/14	974,919
95,000		United States Treasury Bill	0.083	06/19/14	94,963
9,500,000		United States Treasury Bill	0.076-0.088	06/26/14	9,496,151
7,975,000		United States Treasury Bill	0.089-0.095	08/21/14	7,970,275
85,000		United States Treasury Bill	0.090	09/18/14	84,945
5,000,000		United States Treasury Note	1.000	01/15/14	5,001,803
9,670,000		United States Treasury Note	0.250	01/31/14	9,671,030
9,395,000		United States Treasury Note	0.250	02/28/14	9,397,280
5,090,000		United States Treasury Note	0.250	03/31/14	5,091,523
6,230,000		United States Treasury Note	1.250	04/15/14	6,250,758
6,240,000		United States Treasury Note	0.250	04/30/14	6,241,963
8,000,000		United States Treasury Note	1.000	05/15/14	8,025,374
8,315,000		United States Treasury Note	0.750	06/15/14	8,337,991
7,000,000		United States Treasury Note	0.250	06/30/14	7,003,947
7,355,000		United States Treasury Note	0.625	07/15/14	7,374,328
8,410,000		United States Treasury Note	0.125	07/31/14	8,410,135
4,620,000		United States Treasury Note	0.500	08/15/14	4,630,506
2,000,000		United States Treasury Note	0.250	09/15/14	2,001,167
		TOTAL TREASURY DEBT			132,105,262

VARIABLE RATE SECURITIES - 10.0%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.180	01/01/14	5,000,000
5,000,000	i	FFCB	0.180	01/01/14	4,999,269
5,000,000	i	FFCB	0.200	01/01/14	5,002,010
8,000,000	i	FFCB	0.146	01/07/14	7,995,792
4,500,000	i	FFCB	0.211	01/07/14	4,500,564
9,000,000	i	FFCB	0.250	02/10/14	8,999,801
5,000,000	i	FFCB	0.137	04/16/14	5,000,000
2,580,000	i	FFCB	0.330	05/19/14	2,580,851
8,500,000	i	FFCB	0.201	07/01/14	8,498,519
4,600,000	i	FFCB	0.120	10/27/14	4,600,000
4,500,000	i	Federal Home Loan Bank (FHLB)	0.200	01/01/14	4,500,000
4,500,000	i	FHLB	0.220	02/14/14	4,502,585
199

TIAA-CREF FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$5,000,000	i	Federal National Mortgage Association (FNMA)	0.147%	06/20/14	$4,999,604
9,500,000	i	Canadian Imperial Bank of Commerce	0.275	01/03/14	9,500,018
4,000,000	i	Royal Bank of Canada	0.280	06/10/14	4,000,000
		TOTAL VARIABLE RATE SECURITIES			84,679,013

		TOTAL SHORT-TERM INVESTMENTS			850,151,050
		(Cost $850,151,050)

		TOTAL INVESTMENTS- 99.9%			850,151,050
		(Cost $850,151,050)
		OTHER ASSETS & LIABILITIES, NET - 0.1%			549,571
		NET ASSETS - 100.0%			$850,700,621

i	Floating or variable rate security. Coupon rate reflects the rate at period end.
y	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities are deemed liquid and may be re-sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At 12/31/2013, the aggregate value of these securities was $222,762,338 or 26.2% of net assets.
200

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Real Estate Securities Fund, Bond Fund, Bond Index Fund, Bond Plus Fund, High-Yield Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Social Choice Bond Fund, Tax-Exempt Bond Fund, and the Money Market Fund (collectively, the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses are reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
201

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Credit default swap contracts: Credit default swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Credit default swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended December 31, 2013, there were no material transfers between levels by the Funds.

As of December 31, 2013, 100% of the value of investments in the Bond Index Fund, Inflation-Linked Bond Fund, Short-Term Bond Fund, Tax-Exempt Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

202

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

The following table summarizes the market value of the Funds’ investments as of December 31, 2013 based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity Investments:
Diversified real estate activities	$—	$4,046,986	$—	$4,046,986
Publishing	—	4,541,454	—	4,541,454
All other equity investments(a)	1,249,163,050	—	—	1,249,163,050
Short-term investments	—	7,999,376	—	7,999,376
Total	$1,249,163,050	$16,587,816	$—	$1,265,750,866
Bond
Bank loan obligations	$—	$6,419,776	$—	$6,419,776
Corporate bonds	—	837,907,153	—	837,907,153
Government bonds	—	870,230,301	—	870,230,301
Structured assets	—	389,227,949	11,800,684	401,028,633
Short-term investments	—	340,057,087	—	340,057,087
Credit default swaps*	—	(406,247)	—	(406,247)
Total	$—	$2,443,436,019	$11,800,684	$2,455,236,703
Bond Plus
Bank loan obligations	$—	$89,108,960	$—	$89,108,960
Corporate bonds	—	884,323,158	—	884,323,158
Government bonds	—	859,437,470	—	859,437,470
Structured assets	—	233,100,516	990,000	234,090,516
Short-term investments	—	375,472,882	—	375,472,882
Credit default swaps*	—	(96,533)	—	(96,533)
Total	$—	$2,441,346,453	$990,000	$2,442,336,453
High-Yield
Bank loan obligations	$—	$341,745,683	$—	$341,745,683
Corporate bonds	—	2,199,214,304	—	2,199,214,304
Preferred stocks	3,987,000	—	—	3,987,000
Short-term investments	—	48,497,112	—	48,497,112
Total	$3,987,000	$2,589,457,099	$—	$2,593,444,099
Social Choice Bond
Bank loan obligations	$—	$250,375	$—	$250,375
Corporate bonds	—	35,233,752	—	35,233,752
Government bonds	—	36,473,760	—	36,473,760
Structured assets	—	5,943,506	—	5,943,506
Preferred stocks	228,875	—	—	228,875
Short-term investments	—	6,897,295	—	6,897,295
Total	$228,875	$84,798,688	$—	$85,027,563

* Derivative instruments are not reflected in the schedules of investments.
(a) For detailed categories, see the accompanying schedules of investments.

203

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

Credit default swap contracts: The Funds are subject to credit risk in the normal course of pursuing their investment objectives. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Fund is required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Fund. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Fund could be required to make under the contract. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event.

Credit default swaps are valued daily, and any change in the value of the swaps is reflected separately as a change in unrealized appreciation (depreciation). Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

The Funds, other than the Money Market Fund, invest in credit default swaps to hedge or manage the risks associated with assets held in the Fund and/or to facilitate the implementation of portfolio strategies.

At December 31, 2013, open credit default swap contracts purchased and sold by the Funds were as follows:

Purchased

Fund	Reference entity	Counterparty	Maturity date	Fixed payments paid by fund per annum	Implied credit spread at 12/31/2013 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond	Republic of Poland	JP Morgan Chase Bank, N.A.	9/20/18	1.00%	0.71%	$5,000,000	$12,486	$(78,036)

Sold

Fund	Reference entity	Counterparty	Maturity date	Fixed payments received by fund per annum	Implied credit spread at 12/31/2013 (1)	Notional amount (2)	Upfront premium paid (received)	Unrealized appreciation (depreciation)
Bond	Federative Republic of Brazil	UBS AG	9/20/22	1.00%	2.33%	$3,500,000	$(207,925)	$(132,772)
Bond Plus	Federative Republic of Brazil	UBS AG	9/20/22	1.00	2.33	1,000,000	(59,408)	(37,125)
Short-Term Bond	Federative Republic of Brazil	Bank of America	9/20/17	1.00	1.53	3,000,000	(37,626)	(18,993)

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement.

204

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 4—affiliated investments

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the 1940 Act. As of December 20, 2013, Thomas Properties Group was acquired by Parkway Properties, Inc. Information regarding transactions with affiliated companies is as follows:

Issue	Value at March 31, 2013	Purchase cost	Sales proceeds	Realized gain/(loss)	Dividend income	Withholding expense	Shares at December 31, 2013	Value at December 31, 2013
Real Estate Securities Fund
Thomas Properties Group, Inc	$19,581,498	$—	$—	$—	$229,023	$—	—	$—
205

TIAA-CREF FUNDS – Notes to schedules of investments (unaudited)

Note 5-investments

Repurchase agreements: Certain Funds may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Net unrealized appreciation (depreciation): At December 31, 2013, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Real Estate Securities	$1,120,006,912	$168,759,296	$(23,015,342)	$145,743,954
Bond	2,453,906,452	34,882,620	(33,146,122)	1,736,498
Bond Index	4,890,890,530	41,751,060	(104,295,220)	(62,544,160)
Bond Plus	2,436,162,894	31,675,851	(25,405,759)	6,270,092
High-Yield	2,533,302,823	83,383,931	(23,242,655)	60,141,276
Inflation-Linked Bond	1,719,344,868	64,191,335	(47,655,828)	16,535,507
Short-Term Bond	1,233,482,740	7,906,817	(4,544,526)	3,362,291
Social Choice Bond	86,696,549	147,415	(1,816,401)	(1,668,986)
Tax-Exempt Bond	341,022,037	6,250,013	(2,572,634)	3,677,379
206

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: February 19, 2014	By:	/s/ Robert G. Leary_
Robert G. Leary
President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: February 19, 2014	By:	/s/ Robert G. Leary_
Robert G. Leary
President and Principal Executive Officer (principal executive officer)

Date: February 19, 2014	By:	/s/ Phillip G. Goff_
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer